                   As filed with the Securities and Exchange
                        Commission on April 28, 1999

                                                                       333-47027
                                                                       ---------
                                                                       811-08377

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-3

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                        Pre-Effective Amendment No.

                       Post-Effective Amendment No. 2
                                                    -

                                    and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 9

                          PFL ENDEAVOR TARGET ACCOUNT
                          ---------------------------
                          (Exact Name of Registrant)

                          PFL Life Insurance Company
                          --------------------------
                          (Name of Insurance Company)
                           4333 Edgewood Road, N.E.
                        Cedar Rapids, Iowa  52499-0001
                                 800-525-6205

Name and Address of Agent for Service:      Copy to:
Frank A. Camp, Esquire                      Frederick R. Bellamy, Esquire
PFL Life Insurance Company                  Sutherland, Asbill & Brennan LLP
4333 Edgewood Road, N.E.                    1275 Pennsylvania Avenue, N.W.
Cedar Rapids, Iowa 52499                    Washington, D.C.  20004-2404


Title of Securities Being Registered:
Flexible Premium Variable Annuity Policies

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date.




It is proposed that this filing will become effective:


____________    immediately upon filing pursuant to paragraph (b) of Rule 485

     X
____________    on May 1, 1999 pursuant to paragraph (b) of Rule 485


____________    60 days after filing pursuant to paragraph (a)(i) of Rule 485


____________    on ____________ pursuant to paragraph (a)(i) of Rule 485


____________    75 days after filing pursuant to paragraph (a)(ii)


____________    on ____________ pursuant to paragraph (a)(ii) of Rule 485


If appropriate, check the following box:

        [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                             CROSS REFERENCE SHEET
                             Pursuant to Rule 495

                   Showing Location in Part A (Prospectus),
            Part B (Statement of Additional Information) and Part C
          of Registration Statement Information Required by Form N-3
          ----------------------------------------------------------

                                    PART A
                                    ------

Item of Form N-3                                                                Prospectus Caption
----------------                                                                ------------------
1.  Cover Page.......................................................           Cover Page

2.  Table of Contents................................................           Table of Contents

3.  Definitions......................................................           Glossary of Terms

4.  Synopsis.........................................................           Summary; Fee Table

5.  Condensed Financial Information..................................           Financial Information

6.  General Description of Registrant and Depositor

   (a)  Depositor....................................................           PFL Life Insurance Company

   (b)  Registrant...................................................           The Mutual Fund Account - The Target Account

   (c)  Voting Rights................................................           Voting Rights

7.  Management.......................................................           The Mutual Fund Accounts; The Target Account

8.  Deductions and Expenses

   (a)  General......................................................           Expenses

   (b)  Sales Load %.................................................           Surrender Charge

   (c)  Special Purchase Plan........................................           N/A

   (d)  Commissions..................................................           Distributor of the Policies

   (e)  Expenses - Registrant........................................           N/A

   (f)  Subaccount Expenses..........................................           Portfolio Management Fees; The Target
                                                                                Account Fees

   (g)  Organizational Expenses......................................           N/A

9.  General Description of Variable Annuity Policies

   (a)  Persons with Rights..........................................           The Annuity Policy; Annuity Payments; Annuity
                                                                                Payment Options; Ownership, Voting Rights

   (b)(i) Allocation of Premium Payments.............................           Allocation of Premium Payments

     (ii)  Transfers.................................................           Transfers

     (iii) Exchanges.................................................           N/A

     (c)  Changes....................................................           The Mutual Fund Account; Annuity Payment
                                                                                Option; The Target Account; Policy Value;
                                                                                Allocation of Premium Payments

     (d)  Inquiries..................................................           Summary

10.  Annuity Period..................................................           Annuity Payment

11.  Death Benefit...................................................           Death Benefit

12.  Purchase and Policy Value

     (a)  Purchases..................................................           Purchase

     (b)  Valuation..................................................           Policy Value; The Mutual Fund Account; The
                                                                                Target Account

     (c)  Daily Calculation..........................................           The Mutual Fund Account Value; The Target
                                                                                Account Value

     (d)  Underwriter................................................           Distributor of the Policies

13.  Redemptions

     (a)  By Owners..................................................           Surrender Charges

          By Annuitant...............................................           N/A

     (b)  Texas ORP..................................................           Restrictions Under the Texas Optional
                                                                                Retirement Program

     (c)  Check Delay................................................           Annuity Payments

     (d)  Lapse......................................................           N/A

     (e)  Free Look..................................................           Summary

14.  Taxes...........................................................           Taxes

15.  Legal Proceedings...............................................           Legal Proceedings

16.  Table of Contents  for the Statement of Additional
              Information............................................           Table of Contents for the Statement of
                                                                                Additional Information

                                    PART B
                                    ------

                                                                                Statement of Additional
Item of Form N-3                                                                Information Caption
----------------                                                                -------------------
17.  Cover Page......................................................           Cover Page

18.  Table of Contents...............................................           Table of Contents

19.  General Information and History.................................           (Prospectus) PFL Life Insurance Company

20.  Investment Objectives and Policies..............................           What is the Investment Strategy; Investment
                                                                                Restrictions

21.  Management......................................................           Management

22.  Investment Advisory and Other Services

     (a)  Investment Advisory Services...............................           The Investment Advisory Services

     (b)  Fees and Expenses of the Registrant........................           N/A

     (c)  Management Policies........................................           The Manager

     (d)  Custodian..................................................           Transfer Agent and Custodian; Custody of Assets


          Independent Auditors.......................................           Independent Auditors

     (e)  Assets of Registrant.......................................           Custody of Assets

     (f)  Affiliated Person..........................................           N/A

     (g)  Principal Underwriter......................................           Distribution of Policies

23.  Brokerage Allocations...........................................           Brokerage Allocation

24.  Purchase and Pricing of Securities

     Being Offered...................................................           Distribution of the Policies

     Offering Sales Load.............................................           N/A

25.  Underwriters....................................................           Distribution of the Policies; (Prospectus)
                                                                                Distributor of the Policies

26.  Calculation of Performance Data.................................           Historical Performance Data

27.  Annuity Payments................................................           (Prospectus) Election of Payment Option;
                                                                                (Prospectus) Annuity Payment Options

28.  Federal Tax Matters.............................................           Federal Tax Matters

29.  Financial Statements............................................           Financial Statements

                          PART C - OTHER INFORMATION
                          --------------------------

Item of Form N-3                                                                Part C Caption
----------------                                                                --------------
30.  Financial Statements and Other Exhibits.........................           Financial Statements and Exhibits

     (a)  Financial Statements.......................................           Financial Statements

     (b)  Exhibits...................................................           Exhibits

31.  Directors and Officers of the
          Insurance Company..........................................           Directors and Officers of the Insurance
                                                                                Company; Business and Other Connections of
                                                                                Investment Advisor
32.  Persons Controlled by or Under Common
          Control with the Insurance Company
          or Registrant..............................................           Persons Controlled by or Under Common Control
                                                                                with the Insurance Company or Registrant

33.  Number of Policyowners..........................................           Number of Contract Owners

34.  Indemnification.................................................           Indemnification

35.  Business and Other Connection of
          Investment Adviser.........................................           Directors and Officers of the Insurance
                                                                                Company; Business and Other Connections of the
                                                                                Investment Adviser

36.  Principal Underwriters..........................................           Principal Underwriters

37.  Location of Accounts and Records................................           Location of Accounts and Records

38.  Management Services.............................................           Management Services

39.  Undertakings....................................................           Undertakings

40.  Signatures......................................................           Signatures

                                                                    THE ENDEAVOR
                                                                VARIABLE ANNUITY

                                                                  Issued Through

                                                   PFL ENDEAVOR VARIABLE ANNUITY
                                                                         ACCOUNT
                                                                             and
                                                     PFL ENDEAVOR TARGET ACCOUNT

                                                                              by

                                                      PFL LIFE INSURANCE COMPANY



Prospectus
May 1, 1999

This prospectus and the mutual fund prospectuses give you important information about the policies and the mutual funds. Please read them carefully before you invest and keep them for future reference.

If you would like more information about The Endeavor Variable Annuity Policy, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 1999. Please call us at (800) 525-6205 or write us at: PFL Life Insurance Company, Financial Markets Division, Variable Annuity Department, 4333 Edgewood Road N.E., Cedar Rapids, Iowa, 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission
(SEC) and is incorporated herein by reference. Information about the separate account and the target account can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the policies and the mutual funds:

 .    are not bank deposits

 .    are not federally insured

 .    are not endorsed by any bank or government agency

 .    are not guaranteed to achieve their goal

 .    are subject to risks, including loss of premium

The flexible premium deferred annuity policy has many investment choices. There are two separate accounts: (1) a mutual fund account; and (2) a target account. The mutual fund subaccounts and the target series subaccounts are listed below. You bear the entire investment risk for all amounts you put in either separate account. There is also a fixed account, which offers interest at rates that are guaranteed by PFL Life Insurance Company (PFL). You can choose any combination of these investment choices.

ENDEAVOR SERIES TRUST
Subadvised  by Morgan Stanley Asset Management Inc.
     Endeavor Asset Allocation Portfolio
     Endeavor Money Market Portfolio
Subadvised  by T. Rowe Price Associates, Inc.
     T. Rowe Price Equity Income Portfolio
     T. Rowe Price Growth Stock Portfolio
Subadvised  by Rowe Price-Fleming International, Inc.
     T. Rowe Price International Stock Portfolio
Subadvised  by OpCap Advisors
     Endeavor Value Equity Portfolio
     Endeavor Opportunity Value
Subadvised  by J.P. Morgan Investment Management Inc.
     Endeavor Enhanced Index Portfolio
Subadvised  by The Dreyfus Corporation
     Dreyfus U.S. Government Securities Portfolio
     Dreyfus Small Cap Value Portfolio
Subadvised  by Montgomery Asset Management, LLC
     Endeavor Select 50 Portfolio
Subadvised  by Massachusetts Financial Services Company
     Endeavor High Yield Portfolio
Subadvised by Janus Capital Corporation
     Endeavor Janus Growth Portfolio

THE TARGET ACCOUNT
Subadvised  by First Trust Advisors L.P.
     The Dow(SM) Target 10 (July Series)
     The Dow(SM) Target 5 (July Series)
     The Dow(SM) Target 10 (January Series)
     The Dow(SM) Target 5 (January Series)

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS                                Page

GLOSSARY OF TERMS..............................

SUMMARY........................................

ANNUITY POLICY FEE TABLE.......................

EXAMPLES.......................................

1.   THE ANNUITY POLICY........................

2.   ANNUITY PAYMENTS
     (THE INCOME PHASE)........................
     Annuity Payment Options...................

3.   PURCHASE..................................
     Policy Issue Requirements.................
     Premium Payments..........................
     Initial Premium Requirements..............
     Additional Premium Payments...............
     Maximum Total Premium Payments............
     Allocation of Premium Payments............
     Policy Value..............................

4.   INVESTMENT CHOICES........................
     The Separate Accounts.....................
     The Mutual Fund Account...................
     The Target Account........................
     The Fixed Account.........................
     Transfers.................................
     Family Income Protector...................
     Dollar Cost Averaging Program.............
     Asset Rebalancing.........................
     Telephone Transactions....................

5.   EXPENSES..................................
     Surrender Charges.........................
     Mortality and Expense Risk Fee............
     Administrative Charges....................
     Distribution Financing Charge.............
     Premium Taxes.............................
     Federal, State and Local Taxes............
     Transfer Fee..............................
     Family Income Protector...................
     Portfolio Management Fees.................
     Target Account Fees.......................

6.   TAXES.....................................
     Annuity Policies in General...............
     Qualified and Nonqualified Policies.......
     Withdrawals - Nonqualified Policies.......
     Withdrawals - Qualified Policies..........
     Withdrawals - 403(b) Policies.............
     Tax Status of the Policy..................
     Diversification and Distribution
         Requirements..........................
     Taxation of Death Benefit Proceeds.........
     Annuity Payments...........................
     Transfers, Assignments or Exchanges of
         Policies...............................
     Possible Tax Law Changes...................

7.   ACCESS TO YOUR MONEY.......................
     Surrenders.................................
     Delay of Payment and Transfers.............
     Excess Interest Adjustment.................
     Systematic Payout Option...................
     Nursing Care and Terminal Condition
         Withdrawal Option......................

8.   PERFORMANCE................................
     The Mutual Fund Account....................
     The Target Account.........................

9.   DEATH BENEFIT..............................
     When We Pay A Death Benefit................
     When We Do Not Pay A Death Benefit.........
     Amount of Death Benefit....................
     Guaranteed Minimum Death Benefit...........
     Adjusted Partial Withdrawal................

10.  OTHER INFORMATION..........................
     Ownership..................................
     Assignment.................................
     PFL Life Insurance Company.................
     The Mutual Fund Account....................
     The Target Account.........................
     Mixed and Shared Funding...................
     Reinstatements.............................
     Voting Rights..............................
     Distributor of the Policies................
     Non-participating Policy...................
     Variations in Policy Provisions............
     Year 2000 Matters..........................
     IMSA.......................................
     Legal Proceedings..........................
     Financial Statements.......................

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION..........................

APPENDIX A
Condensed Financial Information
     The Mutual Fund Account....................
Condensed Financial Information
     The Target Account.........................

APPENDIX B
Historical Performance Data
     The Mutual Fund Account....................
Historical Performance Data
     The Target Account.........................

APPENDIX C
Policy Variations...............................

GLOSSARY OF TERMS

Accumulation Unit--An accounting unit of measure used in calculating the policy value in the mutual fund account and the target account before the annuity commencement date.

Annual Stock Selection Date--The last business day of a specified 12-month period.

Annuitant--The person entitled to receive annuity payments after the annuity commencement date and during whose life any annuity payments involving life contingencies will continue.

Annuity Commencement Date--The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month starting after the annuitant attains age 85, except as expressly allowed by PFL. In no event will this date be later than the last day of the month following the month in which the annuitant attains age 95.

Annuity Payment Option--A method of receiving a stream of annuity payments selected by the owner.

Cash Value--The policy value increased or decreased by an excess interest adjustment, less the surrender charge, if any.

Distribution Financing Charge--A daily charge for the first seven policy years equal to an effective annual rate of 0.15% of the mutual fund account's and the target account's net assets. This charge is not deducted after the annuity commencement date.

DJIA--The Dow Jones Industrial Average(SM). Thirty stocks chosen by the editors of The Wall Street Journal as representative of the broad market and of American industry.

Excess Interest Adjustment--A positive or negative adjustment to amounts withdrawn upon partial withdrawals, full surrenders, or transfers from the guaranteed period options, or to amounts applied to annuity payment options. The adjustment reflects changes in the interest rates declared by PFL since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account--One or more investment choices under the policy that are part of the general assets of PFL and are not in the mutual fund account or the target account.

Guaranteed Period Options--The various guaranteed interest rate periods of the fixed account which may be offered by PFL and into which premium payments may be paid or amounts transferred.

Initial Stock Selection Date--The date is June 30, 1998 for the July Series. The date is December 31, 1998 for the January Series.

Mutual Fund Account--A separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended, to which premium payments under the policies may be allocated and which invests in designated portfolios of the Endeavor Series Trust and such other mutual funds as PFL may determine from time to time.

Mutual Fund Subaccount--A subdivision within the mutual fund account, the assets of which are invested in a specified portfolio of the Endeavor Series Trust.

Owner or Owners--The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the information that we require to issue a policy.

Policy Value--On or before the annuity commencement date, the policy value is equal to the owner's:

 .    premium payments; minus
 .    partial withdrawals (including any applicable excess interest adjustments and/or surrender charges on such withdrawals); plus
 .    interest credited in the fixed account; plus
 .    accumulated gains or losses in the mutual fund account and the target account; minus
 .    service charges, premium taxes, and transfer fees, if any.

Target Account--A separate account established and registered as a management investment company under the 1940 Act to which premium payments under the policies may be allocated.

Target Series Subaccount--A subdivision within the target account, the assets of which are invested in common stocks selected according to a specified investment strategy, with a specific stock selection date.

                      (Note: The Statement of Additional
                          Information contains a more
                              extensive Glossary.)

SUMMARY


The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail. Words printed in italics in this prospectus are defined in the Glossary.

1.   THE ANNUITY POLICY

The Flexible Premium Variable Annuity Policy offered by PFL Life Insurance Company (PFL, we, us or our) is a policy between you, as the owner, and PFL, an insurance company. The policy provides a way to invest on a tax-deferred basis in the following investment choices: thirteen subaccounts of the mutual fund account, four subaccounts of the target account, and a fixed account of PFL. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy offers seventeen subaccounts in both the mutual fund account and the target account that are listed in Section 4. Each mutual fund subaccount invests exclusively in shares of one of the portfolios of the Endeavor Series Trust. Each target series subaccount invests directly in individual stocks according to its specific investment strategy. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that is guaranteed by PFL. We guarantee to return your investment with interest credited for all amounts allocated to the fixed account.

You can transfer money between any of the investment choices. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year.

The policy, like all deferred annuity policies, has two phases: the "accumulation phase" and the "income phase." During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you take them out of the policy. The income phase occurs when you begin receiving regular payments from your policy. The money you can accumulate during the accumulation phase will largely determine the income payments you receive during the income phase.

2.    ANNUITY PAYMENTS
     (THE INCOME PHASE)

The policy allows you to receive income under one of five annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down.

3.   PURCHASE

You can buy a nonqualified policy with $5,000 or more, and a qualified policy with $1,000 or more, under most circumstances. You can add as little as $50 at any time during the accumulation phase.

4.   INVESTMENT CHOICES

You can allocate your premium payments to one or more of the investment choices listed below.

The following thirteen mutual fund portfolios are described in the Endeavor Series Trust prospectus:

SUBADVISED BY MORGAN STANLEY
ASSET MANAGEMENT INC.
     Endeavor Asset Allocation
     Endeavor Money Market
SUBADVISED BY T. ROWE PRICE ASSOCIATES, INC.
     T. Rowe Price Equity Income
     T. Rowe Price Growth Stock
SUBADVISED BY ROWE PRICE-FLEMING
INTERNATIONAL, INC.
     T. Rowe Price International Stock

SUBADVISED BY OPCAP ADVISORS
     Endeavor Value Equity
     Endeavor Opportunity Value
SUBADVISED BY J.P. MORGAN
INVESTMENT MANAGEMENT INC.
     Endeavor Enhanced Index
SUBADVISED BY THE DREYFUS CORPORATION
     Dreyfus U.S. Government Securities
     Dreyfus Small Cap Value
SUBADVISED BY MONTGOMERY
ASSET MANAGEMENT, LLC
     Endeavor Select 50
SUBADVISED BY MASSACHUSETTS
FINANCIAL SERVICES COMPANY
     Endeavor High Yield
SUBADVISED BY JANUS CAPITAL CORPORATION
     Endeavor Janus Growth Portfolio

The following four target series subaccounts are described later in this prospectus:

SUBADVISED BY FIRST TRUST
ADVISORS L.P.
     The Dow(SM) Target 10 (July Series)
     The Dow(SM) Target 5 (July Series)
     The Dow(SM) Target 10 (January Series)
     The Dow(SM) Target 5 (January Series)

Depending upon their investment performance, you can make or lose money in any of the mutual fund subaccounts or target series subaccounts.

You can also allocate your premium payments to the fixed account.

5.   EXPENSES

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 7% of premium payments withdrawn within seven years after the premium is paid. To calculate surrender charges, we consider the premium you paid to come out before any earnings. Full surrenders, partial withdrawals, and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account.

We deduct daily mortality and expense risk fees and administrative charges of 1.25% to 1.40% per year from the assets in each mutual fund subaccount and target series subaccount.

During the accumulation phase, we deduct an annual service charge of no more than $35 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial withdrawals, is at least $50,000.

To help with the cost of distributing the policies, we also deduct a daily distribution financing charge equal to an effective annual rate of 0.15%, during the first seven years of the accumulation phase.

We will deduct state premium taxes, which currently range from 0% to 3.50%, upon total surrender, payment of a death benefit, or when annuity payments begin.

If you elect the "family income protector" rider, then there is an annual fee during the accumulation phase of 0.30% of the minimum annuitization value. If you annuitize under the rider, then there is a stabilized payment fee at an annual rate of 1.25% of the daily net asset value in the separate account.

The value of the net assets of the mutual fund subaccounts will reflect the investment advisory fee and other expenses incurred by the underlying portfolios. Those fees and expenses are detailed in the Endeavor Series Trust prospectus that is attached to this prospectus. The value of the net assets of the target series subaccounts will reflect the investment advisory fee and other expenses incurred by the manager in operating each target series subaccount.

6.   TAXES

Your earnings, if any, are not taxed until you take them out. If you take money out during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the earnings. Payments during the income phase may be considered partly a return of your original investment so that part of each payment would not be taxable as income.

7.   ACCESS TO YOUR MONEY

You can take out $500 or more anytime during the accumulation phase. After one year, you may take out up to 10% of the policy value free of surrender charges or excess interest adjustments once each year. Amounts withdrawn in the first year, or in excess of 10% of the policy value thereafter, may be subject to a surrender charge and/or excess interest adjustment. You may also have to pay income tax and a tax penalty on any money you take out.

8.   PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the mutual fund subaccounts or target series subaccounts you choose. We provide performance information in Appendix B and in the Statement of Additional Information. This data is not intended to indicate future performance.

9.   DEATH BENEFIT

If you are both the owner and the annuitant and you die before the income phase begins, then your beneficiary will receive a death benefit.

Naming different persons as owner and annuitant can affect whether the death benefit is payable and to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

You generally may choose one of the following guaranteed minimum death benefits

 .    5% Annually Compounding
 .    Double Enhanced
 .    Return of Premium

These choices are restricted for annuitants and owners over age 74.

10.  OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund. The amount of time you have to return the policy will depend on the state where the policy was issued. It is generally only 10 days. The amount of the refund will generally be the policy value. We will pay the refund within 7 days after we receive written notice of cancellation and the returned policy. The policy will then be deemed void. In some states you may have more than 10 days to return a policy, or receive a refund of more (or less) than the policy value.

No Probate. Usually when you die the person you choose as your beneficiary will receive the death benefit under this policy without going through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans and individual retirement accounts. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this policy if you are looking for a short-term investment or if you cannot take the risk of losing money that you put in.

Financial Statements. Financial Statements for PFL, the mutual fund subaccounts, and the target series subaccounts are in the Statement of Additional Information.

Additional Features. This policy has additional features that might interest you. These include the following:

 .    You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the "systematic payout option." Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

 .    You can arrange to have a certain amount of money automatically transferred from the fixed account, either monthly or quarterly, into your choice of mutual fund subaccounts or target series subaccounts. This feature is called "dollar cost averaging."

 .    You can elect an optional rider that guarantees you a minimum annuitization value. This feature is called the "family income protector."

 .    We will, upon your request, automatically transfer amounts among the mutual fund subaccounts or target series subaccounts on a regular basis to maintain a desired allocation of the policy value among the various mutual fund subaccounts or target series subaccounts. This feature is called
     "asset rebalancing."

 .    Under certain medically related circumstances, we will allow you to surrender or partially withdraw your policy value without a surrender charge and excess interest adjustment. This feature is called the "nursing care and terminal condition withdrawal option."

 .    You may make transfers and/or change the allocation of additional premium payments by telephone.

The dollar cost averaging and asset rebalancing features are inconsistent with the target series subaccounts' investment strategy.

These features are not available in all states and may not be suitable for your particular situation.

Inquiries

If you need more information, please contact us at:

     Administrative and Service Office
     Financial Markets Division
     Variable Annuity Department
     PFL Life Insurance Company
     4333 Edgewood Road N.E.
     P.O. Box 3183
     Cedar Rapids, IA  52406-3183

==============================================================================================================

                                          ANNUITY POLICY FEE TABLE

==============================================================================================================

                                                                  Separate Account Annual Expenses
          Policy Owner Transaction Expenses                  (as a percentage of average account value)

------------------------------------------------------- ------------------------------------------------------
Sales Load On Purchase Payments............    0         Mortality and Expense Risk Fee(4)...........    1.25%
Maximum Surrender Charge                                 Administrative Charge.......................    0.15%
    (as a % of Premium Payments                          Distribution Financing Charge...............    0.15%
     Surrendered) (1)(2)...................    7%                                                      -------
Surrender Fees ............................    0         TOTAL SEPARATE ACCOUNT
Annual Service Charge (1)........  $35 Per Policy        ANNUAL EXPENSES.............................    1.55%
Transfer Fee (1)................ Currently No Fee
Family Income Protector (optional) (3)
      Rider Fee...........................  0.30%
==============================================================================================================

                                        Portfolio Annual Expenses (5)
                  (as a percentage of average net assets and after expense reimbursements)

==============================================================================================================
                                                                                        Total        Total
                                                                            Rule       Portfolio    Account
                                                Management       Other      12b-1       Annual        and
                                                   Fees        Expenses    Fees (6)    Expenses     Portfolio
                                                                                         (7)        Expenses
------------------------------------------------------------ ------------ ---------- ------------ ------------
Endeavor Asset Allocation ....................     0.75%         0.03%       0.02%       0.80%        2.35%
Endeavor Money Market ........................     0.50%         0.10%         --        0.60%        2.15%
T. Rowe Price Equity Income ..................     0.80%         0.05%         --        0.85%        2.40%
T. Rowe Price Growth Stock ...................     0.80%         0.07%         --        0.87%        2.42%
T. Rowe Price International Stock (8) ........     0.90%         0.08%         --        0.98%        2.53%
Endeavor Value Equity ........................     0.80%         0.04%       0.01%       0.85%        2.40%
Endeavor Opportunity Value (9) ...............     0.80%         0.18%       0.01%       0.99%        2.54%
Endeavor Enhanced Index ......................     0.75%         0.35%         --        1.10%        2.65%
Dreyfus U.S. Government Securities (10) ......     0.60%         0.12%         --        0.72%        2.27%
Dreyfus Small Cap Value ......................     0.80%         0.06%       0.08%       0.94%        2.49%
Endeavor Select 50 (11) ......................     1.10%         0.39%         --        1.49%        3.04%
Endeavor High Yield (12) .....................     0.775         0.525         --        1.30%        2.85%
Endeavor Janus Growth (13) ...................     0.775         0.095         --        0.87%        2.42%
The Dow(SM) Target 10  (July) (14)(15)(16) ...     0.75%         0.55%         --        1.30%        2.85%
The Dow(SM) Target 5  (July) (14)(15)(16) ....     0.75%         0.55%         --        1.30%        2.85%
The Dow(SM) Target 10 (January) (14)(15)(16) .     0.75%         0.55%         --        1.30%        2.85%
The Dow(SM) Target 5 (January) (14)(15)(16) ..     0.75%         0.55%         --        1.30%        2.85%
--------------------------------------------------------------------------------------------------------------

(1) The surrender charge and transfer fee, if any is imposed, apply to each policy, regardless of how policy value is allocated among the mutual fund account, the target account and the fixed account. The service charge applies to the fixed account, the mutual fund account, and the target account, and is assessed on a pro rata basis relative to each account's policy value as a percentage of the policy's total policy value. The service charge is deducted on each policy anniversary and at the time of surrender, if surrender occurs during a policy year. There is no fee for the first 12 transfers per year. For additional transfers, PFL may charge a fee of $10 per transfer, but currently does not charge for any transfers.

(2) The surrender charge is decreased based on the number of years since the premium payment was made, from 7% in the year in which the premium payment was made, to 0% in the eighth year after the premium payment was made. If applicable a surrender charge will only be applied to withdrawals that exceed the amount available under certain listed exceptions.

(3) The annual rider fee is currently equal to 0.30% of the minimum annuitization value on the previous policy anniversary; PFL may at its discretion change the rate in the future, but the rate will never be greater than 0.50% per year. The stabilized payment fee is only charged if you annuitize under the family income protector rider, and then only after annuitization. This fee is reflected in the amount of the variable payments. The stabilized payment fee is currently equal to an effective annual rate of 1.25% of the daily net asset value in the variable investment options; PFL may at its discretion change the rate in the future, but the rate will never be greater than 2.25% per year. Once the family income protector rider is added to your policy, neither the rider fee nor the stabilized payment fee that is in effect at that time will change during the life of that family income protector rider.

(4) Mortality and expense risk fees shown (1.25%) include the "5% Annually Compounding Death Benefit" and the "Double Enhanced Death Benefit." This reflects a fee that is 0.15% per year higher than the 1.10% corresponding fee for the Return of Premium Death Benefit.

(5) The fee table information relating to the Endeavor Series Trust was provided to PFL by Endeavor Management Co., and PFL has not independently verified such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

(6) The Board of Trustees of Endeavor Series Trust has authorized an arrangement whereby, subject to best price and execution, executing brokers will share commissions with the Trust's affiliated broker. Under supervision of the Trustees, the affiliated broker will use the "recaptured commission" to promote marketing of the Trust's shares. The staff of the Securities and Exchange Commission believes that, through the use of these recaptured commissions, the Trust is indirectly paying for distribution expenses and such amounts must be shown as 12b-1 fees in the above table. The use of recaptured commissions to promote the sale of the Trust's shares involves no additional costs to the Trust or any Owner. Endeavor Series Trust, based on advice of counsel, does not believe that recaptured brokerage commissions should be treated as 12b-1 fees. For more information on the Trust's Brokerage Enhancement Plan, see the Trust's prospectus accompanying this Prospectus.

(7) Endeavor Management Co. has agreed, until further notice, to assume expenses of the portfolios that exceed the following rates: Endeavor Money Market--0.99%; Endeavor Asset Allocation--1.25%; T. Rowe Price International Stock--1.53%; Endeavor Value Equity--1.30%; Dreyfus Small Cap Value--1.30%; Dreyfus U.S. Government Securities--1.00%; T. Rowe Price Equity Income--1.30%; T. Rowe Price Growth Stock--1.30%; Endeavor Opportunity Value--1.30%; Endeavor Enhanced Index--1.30%; Endeavor Select 50--1.50%; Endeavor High Yield--1.30%. Endeavor Management Co. has agreed for a period of at least one year to assume the expenses of the Endeavor Janus Growth Portfolio that exceed 0.87%. Expenses shown for the Endeavor Janus Growth Portfolio are estimated for 1999. Expenses shown for the Endeavor Select 50 and Endeavor High Yield Portfolios are annualized.

(8) Total Portfolio Annual Expenses for the T. Rowe Price International Stock Portfolio before credits allowed by the custodian for the period ended December 31, 1998 were 1.10%.

(9) Total Portfolio Annual Expenses for the Endeavor Opportunity Value Portfolio before waivers/reimbursement and credits allowed by the custodian for the period ended December 31, 1998 were 1.00%.

(10) Total Portfolio Annual Expenses for the Dreyfus U.S. Government Securities Portfolio before waiver/reimbursements and credits allowed by the custodian for the period ended December 31, 1998 were 0.73%.

(11) Total Portfolio Annual Expenses for the Endeavor Select 50 Portfolio before waivers/reimbursement and credit allowed by the custodian for the period ended December 31, 1998 were 1.55% annualized.

(12) Total Portfolio Annual Expenses for the Endeavor High Yield Portfolio before waivers/reimbursement and credits allowed to the custodian for the period ended December 31, 1998 were 1.58% annualized.

(13) The Endeavor Janus Growth Portfolio is new, so the Total Portfolio Annual Expenses before waivers/reimbursement for the period ending December 31, 1999 are estimated to be 0.895%.

(14) For the target account, the distribution financing charge included under "Total Separate Account Annual Expenses" in this table is deducted pursuant to a 12b-1 plan.

(15) The manager is paid a fee of 0.75% of the average daily net assets of each target series subaccount. For its services to the target account, the manager pays the adviser a fee equal to 0.35% of the average daily net assets of each target series subaccount.

(16) In addition to the management fees, the target account pays all expenses not assumed by the manager. The manager has agreed to limit each target series subaccount's management fee and operating expenses during its first year of operations to an annual rate of 1.30% of the target series subaccount's average net assets. (This limit does not include other fees and deductions such as the mortality and expense risk fee, administrative charge, and distribution financing charge.) (See the Statement of Additional Information for more details.) Without this limitation, the management fees and operating expenses for the 5% Annually Compounding and Double Enhanced Death Benefits are expected to be 1.77% for The Dow(SM) Target 10 and 1.65% for The Dow(SM) Target 5. Without this limitation, the management fees and operating expenses for the Return of Premium Death Benefit are expected to be 1.71% for The Dow(SM) Target 10 and 1.56% for The Dow(SM) Target 5.

EXAMPLES


You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, assuming the entire policy value is in the applicable mutual fund subaccount or target series subaccount, and assuming the family income protector rider has been selected:

The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

A = Return of Premium Death Benefit

B = 5 % Annually Compounding Death Benefit or the Double Enhanced Death
    Benefit

============================================================================================================
                                                                           If the Policy is annuitized at
                                         If the Policy is surrendered      the end of the applicable time
                                         at the end of the applicable      period or if the Policy is not
                                                 time period.                surrendered or annuitized.
                                      ----------------------------------------------------------------------
Subaccounts                               1        3        5       10       1         3       5       10
                                         Year    Years    Years    Years    Year     Years   Years    Years
------------------------------------------------------------------------------------------------------------
Endeavor Asset Allocation          A    $96     $133     $179     $282     $26      $79     $135    $282
                                   B    $97     $137     $187     $297     $27      $84     $142    $297
Endeavor Money Market              A    $94     $127     $169     $262     $24      $73     $125    $262
                                   B    $95     $131     $177     $277     $25      $78     $132    $277
T. Rowe Price Equity Income        A    $96     $134     $182     $287     $26      $81     $137    $287
                                   B    $98     $139     $189     $302     $28      $85     $145    $302
T. Rowe Price Growth Stock         A    $96     $135     $183     $289     $26      $81     $138    $289
                                   B    $98     $139     $190     $304     $28      $86     $146    $304
T. Rowe Price International        A    $98     $138     $188     $300     $28      $84     $144    $300
Stock                              B    $99     $142     $196     $314     $29      $89     $151    $314
Endeavor Value Equity              A    $96     $134     $182     $287     $26      $81     $137    $287
                                   B    $98     $139     $189     $302     $28      $85     $145    $302
Endeavor Opportunity Value         A    $98     $138     $189     $301     $28      $85     $144    $301
                                   B    $99     $143     $196     $315     $29      $89     $152    $315
Endeavor Enhanced Index            A    $99     $142     $194     $311     $29      $88     $150    $311
                                   B    $100    $146     $202     $326     $30      $92     $157    $326
Dreyfus U.S. Government            A    $95     $130     $175     $274     $25      $77     $131    $274
Securities                         B    $96     $135     $183     $289     $26      $81     $138    $289
Dreyfus Small Cap Value            A    $97     $137     $186     $296     $27      $83     $142    $296
                                   B    $99     $141     $194     $310     $29      $88     $149    $310
Endeavor Select 50                 A    $103    $153     $213     $348     $33      $99     $169    $348
                                   B    $104    $158     $220     $362     $34     $104     $176    $362
Endeavor High Yield                A    $101    $148     $204     $330     $31      $94     $160    $330
                                   B    $102    $152     $211     $344     $32      $98     $167    $344
Endeavor Janus Growth              A    $96     $135     $183     $289     $26      $81     $138    $289
                                   B    $98     $139     $190     $304     $28      $86     $146    $304
The Dow(SM) Target 10              A    $101    $148     $204     $330     $31      $94     $160    $330
(July Series)                      B    $102    $152     $211     $344     $32      $98     $167    $344
The Dow(SM) Target 5               A    $101    $148     $204     $330     $31      $94     $160    $330
(July Series)                      B    $102    $152     $211     $344     $32      $98     $167    $344
The Dow(SM) Target 10              A    $101    $148     $204     $330     $31      $94     $160    $330
(January Series)                   B    $102    $152     $211     $344     $32      $98     $167    $344
The Dow(SM) Target 5               A    $101    $148     $204     $330     $31      $94     $160    $330
(January Series)                   B    $102    $152     $211     $344     $32      $98     $167    $344
============================================================================================================

The above tables will assist you in understanding the costs and expenses that you will bear, directly or indirectly. These include the 1998 expenses of the underlying portfolios, except for Endeavor Janus Growth (whose expenses listed above are estimates for the first full year of operations). In addition to the expenses listed above, premium taxes may be applicable.

These examples should not be considered a representation of past or future expenses, and actual expenses may be greater or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than the assumed rate.

In the examples, the $35 annual service charge is reflected as a charge of 0.0380% based on average policy value of $92,119.

These examples also reflect the annual fee of 0.30% for the family income protector rider. Expenses would be lower if you do not elect that rider.

Financial Information. Condensed financial information for the mutual fund subaccounts and target series subaccounts are in Appendix A to this prospectus.

1.   THE ANNUITY POLICY

This prospectus describes The Endeavor Variable Annuity Policy offered by PFL Life Insurance Company.

An annuity is a policy between you, the owner, and an insurance company (in this case PFL), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings are tax deferred. Tax deferral means you generally are not taxed on your annuity until you take money out of your annuity. After the annuity commencement date, your annuity switches to the income phase.

The policy is a flexible premium variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes.

It is a "flexible premium" policy because after you purchase it, you can generally make additional investments of any amount of $50 or more, until the annuity commencement date. But you are not required to make any additional investments.

The policy is a "variable" annuity because the value of your investments can go up or down based on the performance of your investment choices. If you select the variable annuity portion of the policy, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. The amount of annuity payments you receive during the income phase from the variable annuity portion of your policy also depends upon the investment performance of your investment choices for the income phase.

The policy also contains a fixed account. The fixed account offers interest at rates that are guaranteed by PFL not to decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2.   ANNUITY PAYMENTS
     (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us 30 days written notice before the current annuity commencement date. The new annuity commencement date must be at least 30 days after we receive the change. The latest annuity commencement date cannot be after the policy month following the month in which the annuitant attains age 95.

Election of Annuity Payment Option. Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the beneficiary may elect to receive the death benefit in a lump sum or under one of the annuity payment options.

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant's death, the beneficiary will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides five annuity payment options that are described below. You may chose any combination of annuity payment options. We will use your "adjusted policy value" to provide these annuity payments. The adjusted policy value is the policy value increased or decreased by any applicable excess interest adjustment. If the adjusted policy value on the annuity commencement date is less than $2,000, PFL reserves the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually.

Unless you choose to receive variable payments under annuity payment options 3 or 5, the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments under payment options 3 and 5. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the mutual fund subaccount(s) and/or target series subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance is lower than the assumed investment return, the amount of the variable annuity payments would decrease.

A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payment options are explained below. Options 1, 2, and 4 are fixed only. Options 3 and 5 can be fixed or variable.

Payment Option 1--Interest Payments. We will pay the interest on the amount we use to provide annuity payments in equal payments, or this amount may be left to accumulate for a period of time you and PFL agree to. You and PFL will agree on withdrawal rights when you elect this option.

Payment Option 2--Income for a Specified Period. We will make level payments only for the fixed period you choose. No funds will remain at the end.

Payment Option 3--Life Income. You may choose between:

Fixed Payments

 .    No Period Certain--We will make level payments only during the annuitant's lifetime.

 .    10 Years Certain--We will make level payments for the longer of the annuitant's lifetime or ten years.

 .    Guaranteed Return of Policy Proceeds--We will make level payments for the longer of the annuitant's lifetime or until the total dollar amount of payments we made to you equals the amount applied to this option.

     Variable Payments

 .    No Period Certain--Payments will be made only during the lifetime of the annuitant.

 .    10 Years Certain--Payments will be made for the longer of the annuitant's lifetime or ten years.

Payment Option 4--Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

Payment Option 5--Joint and Survivor Annuity.
You may choose between:

Fixed Payments

 .    Payments are made during the joint lifetime of the payee and a joint payee of your selection. Payments will be made as long as either person is living.

     Variable Payments

 .    Payments are made as long as either the payee or the joint payee is living.

Other annuity payment options may be arranged by agreement with PFL. Certain annuity payment options may not be available in all states.

NOTE CAREFULLY:

IF:

 .    you choose Life Income with No Period Certain or a Joint and Survivor
     Annuity; and

 .    the annuitant(s) dies before the due date of the second annuity payment;

THEN:

 .    we may make only one annuity payment.


IF:

 .    you choose Income for a Specified Period, Life Income with 10 years
     Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

 .    the person receiving payments dies prior to the end of the guaranteed period;

THEN:

 .    the remaining guaranteed payments will be continued to that person's beneficiary, or their present value may be paid in a single sum.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The payee is responsible to keep PFL informed of the payee's current address of record.

3.   PURCHASE

Policy Issue Requirements

PFL will issue a policy IF:

 .    PFL receives all information needed to issue the policy;
 .    PFL receives a minimum initial premium payment; and
 .    You (annuitant and any joint owner) are age 84 or younger.

Premium Payments

You should make checks for premium payments payable only to PFL Life Insurance Company and send them to the administrative and service office. Your check must be honored in order for PFL to pay any associated payments and benefits due under the policy.

Initial Premium Requirements

The initial premium payment for nonqualified policies must be at least $5,000, and at least $1,000 for qualified policies. There is no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you tell us to keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can make additional premium payments as often as you like during the lifetime of the annuitant and during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information.

Maximum Total Premium Payments

We allow premium payments up to a total of $1,000,000 without prior approval.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate premium payments to the dollar cost averaging fixed account, you must give us directions regarding the mutual fund subaccount(s) and/or target series subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending us written instructions or by telephone, subject to the limitations described under "Telephone Transactions." The allocation change will apply to premium payments received after the date we receive the change request.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of trading on the New York Stock Exchange on each business day and ends at the close of trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. eastern time. Holidays are generally not business days.

4.   INVESTMENT CHOICES

The Separate Accounts

There are currently seventeen variable subaccounts available under the policies. There are thirteen subaccounts of the mutual fund account (which is a portion of the PFL Endeavor VA Separate Account) and four subaccounts of the target account (the PFL Endeavor Target Account).

The Mutual Fund Account

The mutual fund subaccounts invest in shares of the various portfolios of the Endeavor Series Trust. The companies that provide investment advice and administrative services for the underlying portfolios offered through this policy are listed below. The following mutual fund investment choices are currently offered through this policy:

Subadvised  by Morgan Stanley
Asset Management Inc.
     Endeavor Asset Allocation Portfolio
     Endeavor Money Market Portfolio
Subadvised  by T. Rowe Price Associates, Inc.
     T. Rowe Price Equity Income Portfolio
     T. Rowe Price Growth Stock Portfolio
Subadvised  by Rowe Price-Fleming
International, Inc.
     T. Rowe Price International Stock Portfolio
Subadvised  by OpCap Advisors
     Endeavor Value Equity Portfolio
     Endeavor Opportunity Value Portfolio
Subadvised  by J.P. Morgan Investment
Management Inc.
     Endeavor Enhanced Index Portfolio
Subadvised  by The Dreyfus Corporation
     Dreyfus U.S. Government Securities
        Portfolio
     Dreyfus Small Cap Value Portfolio
Subadvised  by Montgomery Asset
Management, LLC
     Endeavor Select 50 Portfolio
Subadvised  by Massachusetts Financial
Services Company
     Endeavor High Yield Portfolio
Subadvised  by Janus Capital Corporation
     Endeavor Janus Growth Portfolio

The general public may not purchase shares of these underlying portfolios. The investment objectives and policies may be similar to other portfolios and mutual funds managed by the same investment adviser or manager that are sold directly to the public. You should not expect that the investment results of the other portfolios and mutual funds would be the same as those of the underlying funds.

More detailed information, including an explanation of the portfolio's investment objectives, may be found in the current prospectus for the Endeavor Series Trust, which is attached to this prospectus. You should read the prospectus for the Endeavor Series Trust carefully before you invest.

We may receive expense reimbursements or other revenues from the Endeavor Series Trust or its manager. The amount of these reimbursements or revenues, if any, may be based on the amount of assets that PFL or the mutual fund account invests in the underlying portfolios.

The Target Account

This section gives information on the target account, including the management and investment strategies, and policies. The following target account investment choices are currently offered through this policy:

THE TARGET ACCOUNT
Subadvised  by First Trust Advisors, L.P.
     The Dow(SM) Target 10 (July Series)
     The Dow(SM) Target 5 (July Series)
     The Dow(SM) Target 10 (January Series)
     The Dow(SM) Target 5 (January Series)

General. The target account is a managed separate account and is currently divided into four target series subaccounts. Each Series is a separate subaccount, so there are currently two Target 10 subaccounts (January and July Series) and two Target 5 subaccounts (January and July Series). Additional target series subaccounts may be established in the future at the discretion of PFL. Each target series subaccount invests according to specific investment strategies.

Under Iowa law, the assets of the target account are owned by PFL, but they are held separately from the other assets of PFL. To the extent that these assets are attributable to the policy value of the policies, these assets are not chargeable with liabilities incurred in any other business operation of PFL. Income, gains, and losses incurred on the assets in a target series subaccount of the target account, whether or not realized, are credited to or charged against that target series subaccount without regard to other income, gains or losses of any other account or subaccount of PFL. Each target series subaccount operates as a separate investment fund. Therefore, the investment performance of any target series subaccount should be entirely independent of the investment performance of PFL's general account assets or any other account or subaccount maintained by PFL.

Management of the Target Account. The investments and administration of each managed target series subaccount are under the direction of a Board of Managers. The Board of Managers for each target series subaccount annually selects an independent public accountant, reviews the terms of the management and investment advisory agreements, recommends any changes in the fundamental investment policies, and takes any other actions necessary in connection with the operation and management of the target series subaccounts.

Endeavor Management Co., an investment adviser registered with the SEC under the Investment Advisers Act of 1940, is the target account's manager. The manager performs administerial and managerial functions for the target account. First Trust Advisors L.P., an Illinois limited partnership formed in 1991 and an investment adviser registered with the SEC under the Investment Advisers Act of 1940, is the target account's investment adviser. The adviser is responsible for selecting the investments of each target series subaccount consistent with the investment objectives and policies of that target series subaccount, and will conduct securities trading for the target series subaccount.

Portfolio Manager. There is no one individual primarily responsible for portfolio management decisions for the target account. Investments are made according to the prescribed strategy under the direction of a committee.

Investment Strategy. Each of the Dow(SM) Target 10 Subaccounts will invest in the common stock of the ten companies in the DJIA that have the highest dividend yield as of a specified business day and hold those stocks for the following 12-month period.

Each of the Dow(SM) Target 5 Subaccounts will invest in the common stock of the five companies with the lowest per share stock price of the ten companies in the DJIA that have the highest dividend yield as of a specified business day and hold those stocks for the following 12-month period.

The objective of each target series subaccount is to provide an above-average total return through a combination of dividend income and capital appreciation. Each target series subaccount will function in a similar manner. Each target series subaccount will initially invest in substantially equal amounts in the common stock of the companies described above for each target series subaccount (as held in a target series subaccount, such common stock is referred to as the common shares) determined as of the initial stock selection date.

Each target series subaccount may have different investment series running simultaneously for different 12-month periods. For example, within The Dow(SM) Target 10 Subaccount there may be more than one series, each with a different initial stock selection date. At the initial stock selection date, a percentage relationship among the number of common shares in a series will be established.

When additional funds are deposited into the series, additional common shares will be purchased in such numbers reflecting as nearly as practicable the percentage relationship of the number of common shares established at the initial purchase. Sales of common shares by the series will likewise attempt to replicate the percentage relationship of common shares. The percentage relationship among the number of common shares in the series should therefore remain stable. However, given the fact that the market price of such common shares will vary throughout the year, the value of the common shares of each of the companies as compared to the total assets of the series will fluctuate during the year, above and below the proportion established on a stock selection date.

As of the annual stock selection date, a new percentage relationship will be established among the number of common shares described below for each series on such date. Common shares may be sold or new equity securities bought each year so that the series is equally invested in the common stock of each company meeting the series' investment criteria. Thus the series may or may not hold equity securities of the same companies as the previous year. Any purchase or sale of additional common shares during the year will duplicate, as nearly as practicable, the percentage relationship among the number of common shares as of the annual stock selection date since the relationship among the value of the common shares on the date of any subsequent transactions may be different than the original relationship among their value. The adviser may depart from the specified strategy to meet tax diversification requirements. (See Section 6, "TAXES - Diversification and Distribution Requirements").

As of May 1, 1999, there are four target series subaccounts. There are two "The Dow(SM) Target 10 Subaccounts," which contain a July Series (a June 30, 1998 initial stock selection date) and a January Series (a December 31, 1998 initial stock selection date). Similarly, there are two "The Dow(SM) Target 5 Subaccounts," which contain a July Series (June 30, 1998 initial stock selection date) and a January Series (December 31, 1998 initial stock selection date).

The target account may determine to offer additional target series subaccounts in the future, which may have different selection criteria or stock selection dates (or both).

The Dow(SM) Target 10 Subaccounts and The Dow(SM) Target 5 Subaccounts have not been designed so that their prices will parallel or correlate with movements in the DJIA. It is expected that their prices will not do so.

An investment in a target series subaccount involves the purchase of a portfolio of equity securities with high dividend yields in one convenient purchase. Investing in the stocks of the DJIA with the highest dividend yields amounts to a contrarian strategy because these shares are often out of favor. Such strategy may be effective in achieving a target series subaccount's investment objectives because regular dividends are common for established companies and dividends have accounted for a substantial portion of the total return on stocks of the DJIA as a group. However, there is no guarantee that either a target series subaccount's objective will be achieved or that a target series subaccount will provide for capital appreciation in excess of such target series subaccount's expenses.

Each target series subaccount may also invest in futures and options, hold warrants, and lend its common shares.

The Dow Jones Industrial Average(SM). The DJIA consists of 30 stocks. The stocks are chosen by the editors of The Wall Street Journal as representative of the broad market and of American industry. The companies are major factors in their industries and their stocks are widely held by individuals and institutional investors. Changes in the components of the DJIA are made entirely by the editors of The Wall Street Journal without consultation with the companies, the stock exchange or any official agency. For the sake of continuity, changes are made rarely. Most substitutions have been the result of mergers, but from time to time, changes may be made. The components of the DJIA may be changed at any time, for any reason. Any changes in the components of the DJIA made after the initial stock selection date of any series will not cause a change in the identity of the common shares included in that series, including any equity securities deposited in that series, except on an annual stock selection date. The following is a list of the companies that currently comprise the DJIA as of May 1, 1999.

     AT&T Corporation
     Allied Signal
     Aluminum Company of America
     American Express Company
     Boeing Company
     Caterpillar Inc.
     Chevron Corporation
     Coca Cola Company
     Walt Disney Company
     International Business Machines Corporation
     International Paper Company
     Johnson & Johnson
     McDonald's Corporation
     Merck & Company, Inc.
     Minnesota Mining & Manufacturing
        Company
     E.I. du Pont de Nemours & Company
     Eastman Kodak Company
     Exxon Corporation
     General Electric Company
     General Motors Corporation
     Goodyear Tire & Rubber Company
     Hewlett Packard Company
     J.P. Morgan & Company, Inc.
     Philip Morris Companies, Inc.
     Procter & Gamble Company
     Sears, Roebuck & Company
     Travelers Group
     Union Carbide Corporation
     United Technologies Corporation
     Wal Mart Stores Inc.

The target account is not sponsored, endorsed, sold or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to the owners of the target account or any member of the public regarding the advisability of purchasing the target account. Dow Jones' only relationship to First Trust Advisors, Endeavor Management Co. (Endeavor) and PFL is the licensing of certain copyrights, trademarks, service marks and service names of Dow Jones. Dow Jones has no obligation to take the needs of First Trust Advisors, Endeavor, PFL or the owners of the target account into consideration in determining, composing or calculating the Dow Jones Industrial Average(SM). Dow Jones is not responsible for and has not participated in the determination of the terms and conditions of the target account to be issued, including the pricing or the amount payable under the policy. Dow Jones has no obligation or liability in connection with the administration or marketing of the target account.

Dow Jones does not guarantee the accuracy and/or the completeness of the Dow Jones Industrial Average(SM) or any data included therein and Dow Jones shall have no liability for any errors, omission, or interruptions therein. Dow Jones makes no warranty, express or implied, as to results to be obtained by First Trust Advisors, Endeavor, PFL, owners of the target account or any other person or entity from the use of the Dow Jones Industrial Average(SM) or any data included therein. Dow Jones makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Dow Jones Industrial Average(SM) or any data included therein. Without limiting any of the foregoing, in no event shall Dow Jones have any liability for any lost profits or indirect, punitive, special or consequential damages (including lost profits), even if notified of the possibility of such damages.

Investment Risks. There is no assurance that any target series subaccount will achieve its stated objective. More detailed information, including a description of each target series subaccount's investment objective and policies and a description of risks involved in investing in each of the target series subaccounts and of each target series subaccount's fees and expenses is contained in the Statement of Additional Information. You should read the Statement of Additional Information carefully before investing in a target series subaccount.

Each subaccount consists of different issues of equity securities, all of which are listed on a securities exchange. In addition, each of the companies whose equity securities are included in a subaccount are actively traded, well-established corporations.

Common shares may be sold under certain circumstances. Common shares, however, will not be sold by a target series subaccount to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation, or if the common shares no longer meet the criteria by which they were selected. However, common shares will be sold on or about each annual stock selection date in accordance with the adviser's stock selection strategy.

Whether or not the common shares are listed on a securities exchange, the principal trading market for the common shares may be in the over-the-counter market. As a result, the existence of a liquid trading market for the common shares may depend on whether dealers will make a market in the common shares. There can be no guarantee that a market will be made for any of the common shares, that any market for the common shares will be maintained or that there will be sufficient liquidity of the common shares in any markets made. The price at which the common shares may be sold to meet transfers, partial withdrawals or surrenders and the value of a target series subaccount will be adversely affected if trading markets for the common shares are limited or absent.

Investors should consider the following before making a decision to invest in a target series subaccount:

 .    The value of the common shares will fluctuate over the life of a target series subaccount and may be more or less than the price at which they were purchased by such target series subaccount.

 .    The common shares may appreciate or depreciate in value (or pay dividends)
     depending on the full range of economic and market influences affecting these securities, including the impact of the target series subaccounts' purchase and sale of the common shares and other factors.

 .    Transfers between the target account investment portfolios during the 12-
     month period from stock selection date to stock selection date run counter to the investment strategy of the target account investment portfolios, namely holding the applicable stocks for a 12-month period, and may adversely impact your investment performance. Similarly, using dollar cost averaging and asset rebalancing for the target account investment portfolios also runs counter to their investment strategies.

 .    The investment policies of each target series subaccount are narrow and innovative, and the Internal Revenue Service has not addressed them. If you are deemed to have investment control of the assets in a target series subaccount, then you could be treated as the owner of those assets. If so, income and gains from the subaccounts assets would be includable (pro rata) in your taxable income each year.

You should understand the risks of investing in common stocks before making an investment in a target series subaccount. In general, the value of your investment will fall if the financial condition of the issuers of the common stocks becomes impaired or if the general condition of the relevant stock market worsens. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including:

 .    expectations regarding government,;

 .    economic, monetary and fiscal policies;

 .    inflation and interest rates;

 .    economic expansion or contraction; and

 .    global or regional political, economic or banking crises.

At times, due to the objective nature of the investment selection criteria, target series subaccounts may be considered concentrated in various industries. PFL cannot predict the direction or scope of any of these factors. Generally, common stocks do not receive payments until all obligations of the issuer have been paid. Unlike debt securities, common stocks do not offer any assurance of income or provide guaranteed protection of capital.

An investment in The Dow(SM) Target 5 Subaccount may subject you to greater market risk than other target series subaccounts that contain a more diversified portfolio of securities since it contains only five stocks.

Each target series subaccount is not actively managed and common shares will not be sold to take advantage of market fluctuations or changes in anticipated rates of appreciation.

Please note that each strategy has previously under-performed the DJIA.

PFL and Endeavor Management Co. shall not be liable in any way for any default, failure or defect in any common share.

Portfolio Turnover. It is anticipated that each target series subaccount's annual rate of portfolio turnover normally will not exceed 100%. Portfolio turnover for each target series subaccount will vary from year to year, and depending on market conditions, the portfolio turnover rate could be greater in periods of unusual market movement. A higher turnover rate would result in heavier brokerage commissions or other transactional expenses which must be borne, directly or indirectly by each target series subaccount, and ultimately by you.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of the general account of PFL. Interests in the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the general account registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"). Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. PFL has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus which relate to the fixed account.

We guarantee that the interest credited to the fixed account will not be less than 3% per year. At the end of a guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Surrenders or partial withdrawals from a guaranteed period option of the fixed account are subject to an excess interest adjustment. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below 3% per year, however. You bear the risk that we will not credit interest greater than 3% per year. We determine credited rates, which are guaranteed for at least one year, in our sole discretion.

If you select the fixed account, your money will be placed with the other general assets of PFL. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of annuity payments you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

Transfers

During the accumulation phase, you may make transfers from any mutual fund subaccount or target series subaccount as often as you wish within certain limitations. Transfers from a guaranteed period option of the fixed account are limited to the following:

 .    At the end of a guaranteed period, you must notify us within 30 days prior to the end of the guaranteed period that you wish to transfer the amount in that guaranteed period option to another investment choice.

 .    Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.

 .    Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer is 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer.

There are no transfers permitted out of the dollar cost averaging fixed account option except through the dollar cost averaging program.

Each transfer must be at least $500 (or the entire mutual fund subaccount or target series subaccount value), except for transfers of guaranteed period option amounts equal to interest credited for which there is a minimum transfer amount of $50. If less than $500 remains, then we reserve the right to either deny the transfer or include that amount in the transfer.

During the income phase of your policy, you may transfer values out of any mutual fund subaccount or target series subaccount up to four times per year. However, you cannot transfer values out of the fixed account in this phase. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the mutual fund subaccount or target series subaccount from which the transfer is being made.

Transfers may be made by telephone, subject to the limitations described below under "Telephone Transactions."

Currently, there is no charge for transfers. However, the number of transfers permitted may be limited in the future and charges per transfer may apply in the future.

Family Income Protector

The "family income protector" assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value (discussed below) after 10 years. You may elect to purchase this benefit, which guarantees the total amount you will have to apply to a family income protector payment option and which guarantees the amounts of those payments once you begin to receive them. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options.

Minimum Annuitization Value.  The minimum annuitization value is:

 .    the policy value on the date the rider is issued,

 .    plus any additional premium payments,

 .    minus an adjustment for any withdrawals made after the date the rider is issued,

 .    accumulated at the annual growth rate written on page one of the rider,

 .    minus any premium taxes.

The annual growth rate is currently 6% per year; PFL may, at its discretion, change the rate in the future, but the rate will never be less than 3% per year, and once the rider is added to your policy, the annual growth rate will not vary during the life of that rider. Withdrawals may reduce the minimum annuitization value on a basis greater than dollar-for-dollar. See the Statement of Additional Information for more information.

The minimum annuitization value may only be used to annuitize using the family income protector payment options and may not be used with any of the annuity payment options listed in section 2. The family income protector payment options are:

 .    Life Income - An election may be made for "No Period Certain" or "10 Years
     Certain". In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

 .    Joint and Full Survivor - An election may be made for "No Period Certain"
     or "10 Years Certain". Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

The minimum annuitization value is used to calculate the family income protector payment and does not establish or guarantee a policy value or guarantee performance of any investment option.

Other benefits and fees under the rider (the rider fee, the fee waiver threshold, the stabilized payment fee, and the waiting period before the family income protector can be exercised, as well as the annual growth rate) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you elect to upgrade the minimum annuitization value.

Minimum Annuitization Value Upgrade. You can upgrade your minimum annuitization value to the policy value within 30 days after any policy anniversary before your 85th birthday (earlier if required by state law). For your convenience, we will put the last date to upgrade on page one of the rider.

If you upgrade, the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees. Please note that the benefits and fees under the new rider may differ from your benefits and fees prior to upgrading.

Conditions of Exercise of the Family Income Protector. You can only annuitize using the family income protector within the 30 days after the tenth or later policy anniversary after the family income protector is elected or, in the case of an upgrade of the minimum annuitization value, the tenth or later policy anniversary following the upgrade; PFL may, at its discretion, change the waiting period before the family income protector can be exercised in the future. You cannot, however, annuitize using the family income protector after the policy anniversary after your 94th birthday (earlier if required by state law). For your convenience, we will put the first and last date to annuitize using the family income protector on page one of the rider.

Note Carefully -- If you annuitize at any time other than indicated above, you cannot use the family income protector.

Guaranteed Minimum Stabilized Payments. Annuity payments under the family income protector are guaranteed to never be less than the initial payment. See the Statement of Additional Information for information concerning the calculation of the initial payment. The payments will also be "stabilized" or held constant during each policy year.

Under the family income protector, each annuity payment will be the greater of the stabilized payment or the payment calculated without regard to the stabilized payments. During the first policy year after annuitizing using the family income protector, each stabilized payment will equal the initial payment. On each policy anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected, and then be held constant at that amount for that policy year. The stabilized payment on each policy anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. See the Statement of Additional Information for additional information concerning stabilized payments.

Family Income Protector Rider Fee. A rider fee, currently 0.30% of the minimum annuitization value on the previous policy anniversary, is charged annually prior to annuitization. We will also charge this fee if you take a complete withdrawal. PFL may change the rider fee percentage in the future, but it will never be greater than 0.50%. The rider fee is deducted from each variable investment option in proportion to the amount of policy value in each subaccount.

The rider fee on any given policy anniversary will be waived if the policy value exceeds the fee waiver threshold. The fee waiver threshold currently is two times the minimum annuitization value. PFL may, at its discretion, change the fee waiver threshold in the future, but it will never be greater than two and one-half times the minimum annuitization value.

Stabilized Payment Fee. A stabilized payment fee, currently equal to an effective annual rate of 1.25% of the daily net asset value in the variable investment options, is reflected in the amount of the variable payments you receive if you annuitize under the family income protector rider. PFL may change the stabilized payment fee in the future, but it will never be greater than 2.25%. The stabilized payment fee is included on page one of the rider.

Termination. The family income protector is irrevocable. You have the option not to use the benefit but you will not receive a refund of any fees you have paid. The family income protector will terminate upon the earliest of the following:

 .    annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum annuitization value under the family income protector),

 .    upgrade of the minimum annuitization value (although a new rider will be issued),

 .    termination of your policy, or

 .    30 days after the policy anniversary after your 94th birthday (earlier if required by state law).

The family income protector does not establish or guarantee policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors, the level of lifetime income that it guarantees may be less than the level that would be provided by application of the policy value at otherwise applicable annuity factors. Therefore, the family income protector should be regarded as a safety net.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically transfer money from the dollar cost averaging fixed account option, the Endeavor Money Market Subaccount, or the Dreyfus U.S. Government Securities Subaccount, into any other mutual fund subaccounts and/or target series subaccounts. You may specify the dollar amount to be transferred either monthly or quarterly; however each transfer must be at least $500. A minimum of 6 monthly or 4 quarterly transfers are required and a maximum of 24 months or 8 quarterly transfers are allowed. Transfers must begin within 30 days. We will make the transfers on the 28th day of the applicable month. There is no charge for this program.

Dollar cost averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high. It does not guarantee profits or assure that you will not experience a loss. You should consider your ability to continue the dollar cost averaging program during all economic conditions.

We may credit different interest rates for dollar cost averaging programs of varying time periods. If you discontinue the dollar cost averaging program before its completion, then the interest credited on amounts in the dollar cost averaging fixed account may be adjusted downward, but not below the minimum guaranteed effective annual interest rate of 3%.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your mutual fund subaccounts or target series subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the dollar cost averaging program or if any other transfer is requested. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

Telephone Transactions

You may make transfers and change the allocation of additional premium payments by telephone IF:

 .    you select the "Telephone Transfer/Reallocation Authorization" box in the
     policy application or enrollment information; or
 .    you later make this request in writing.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine.

Telephone requests must be received while the New York Stock Exchange is open to assure same-day pricing of the transaction. We may discontinue this option at any time.

5.   EXPENSES

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender Charges

During the accumulation phase, you can withdraw part or all of the cash value. Cash value is the policy value increased or decreased by any excess interest adjustment and decreased by an applicable surrender charge. We may apply a surrender charge to compensate us for expenses relating to policy sales, including commissions to registered representatives and other promotional expenses. After the first year, you can withdraw up to 10% of your policy value once each year free of surrender charges. This amount is referred to as the free percentage and is determined at the time of the withdrawal. If you withdraw money in excess of 10% of your policy value, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount. The following schedule shows the surrender charges that apply during the seven years following each premium payment:

-----------------------------------------------------------------------------
 Number of Years Since                                  Surrender Charge
  Premium Payment Date                                (as a percentage of
                                                       premium withdrawn)
-----------------------------------------------------------------------------
         0 - 1                                                 7%
-----------------------------------------------------------------------------
         1 - 2                                                 7%
-----------------------------------------------------------------------------
         2 - 3                                                 6%
-----------------------------------------------------------------------------
         3 - 4                                                 6%
-----------------------------------------------------------------------------
         4 - 5                                                 5%
-----------------------------------------------------------------------------
         5 - 6                                                 4%
-----------------------------------------------------------------------------
         6 - 7                                                 2%
-----------------------------------------------------------------------------
       7 or more                                               0%
-----------------------------------------------------------------------------


For example, assume your policy value is $100,000 at the beginning of policy year 2 and you withdraw $30,000. Since that amount is more than your free percentage, you would pay a surrender charge of $1,400 on the remaining $20,000 (7% of $30,000 - $10,000).

You receive the full amount of a requested partial withdrawal because we deduct any applicable excess interest adjustment and surrender charge from your remaining policy value. You receive your cash value upon full surrender.

For surrender charge purposes, the oldest premium is considered to be withdrawn first.

Keep in mind that withdrawals may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, withdrawals are considered to come from earnings first.

Surrender charges are waived if you withdraw money under the nursing care and terminal condition withdrawal option.

Mortality and Expense Risk Fee

We charge a fee as compensation for bearing certain mortality and expense risks under the policy. Examples include a guarantee of annuity rates, the death benefits, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. For the Return of Premium Death Benefit the mortality and expense risk fee is at an annual rate of 1.10% of assets. For the 5% Annually Compounding Death Benefit and the Double Enhanced Death Benefit, the mortality and expense risk fee is at an annual rate of 1.25% of assets. This annual fee is assessed daily based on the net asset value of each mutual fund subaccount and target series subaccount.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Administrative Charges

We deduct an administrative charge to cover the costs of administering the policies. This charge is equal to 0.15% per year of the daily net asset value of the mutual fund account and the target account.

In addition, an annual service charge of $35 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial withdrawals, is at least $50,000.

Distribution Financing Charge

We deduct a distribution financing charge to cover the cost of distributing the policies for the first seven policy years. This daily charge is equal to an effective annual rate of 0.15% of the daily net asset value of the mutual fund account and the target account. This charge is not deducted after the annuity commencement date. This is deemed to be a deferred sales charge.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:

 .    you elect to begin receiving annuity payments;
 .    you surrender the policy; or
 .    you die and a death benefit is paid (you must also be the annuitant for the death benefit to be paid).

Generally, premium taxes range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Transfer Fee

You are allowed to make 12 free transfers per year before the annuity commencement date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each transfer. Premium payments, asset rebalancing and dollar cost averaging transfers are not considered transfers. All transfer requests made at the same time are treated as a single request.

Family Income Protector

If you elect the family income protector, there is an annual rider fee during the accumulation phase of 0.30% of the minimum annuitization value, and a stabilized payment fee of 1.25% of the daily net asset value if you annuitize under the rider. The annual rider fee is also deducted upon a complete withdrawal. (See Section 4, "INVESTMENT CHOICES - Family Income Protector.")

Portfolio Management Fees

The value of the assets in each mutual fund subaccount will reflect the fees and expenses paid by the underlying fund. A description of these expenses is found in the underlying fund's prospectus.

Target Account Fees

For its services to the target account, the manager is paid a fee of 0.75% of the average daily net assets of each target series subaccount. For the adviser's services to the target account, the manager pays the adviser a fee equal to 0.35% of the average daily net assets of each target series subaccount.

In addition to the management fees, the target account pays all expenses not assumed by the manager, including, without limitation, the following:

 .    legal expenses;
 .    accounting and auditing services;
 .    interest;
 .    taxes;
 .    costs of printing and distributing reports to shareholders;
 .    proxy materials and prospectuses;
 .    custodian, transfer agent, and dividend disbursing agent charges;
 .    registration fees;
 .    fees and expenses of the Board of Managers who are not affiliated persons of the Manager or an Adviser;
 .    insurance;
 .    brokerage costs
 .    litigation; and
 .    other extraordinary or nonrecurring expenses.

All general target account expenses are allocated among and charged to the assets of the target series subaccounts on a basis that the Board of Managers deems fair and equitable. This may be on the basis of relative net assets of each target series subaccount or the nature of the services performed and relative applicability to each target series subaccount.

The manager has agreed to limit each target series subaccount's management fee and operating expenses during its first year of operations to an annual rate of 1.30% of the subaccount's average net assets. (This limit does not include other fees and deductions, such as the mortality and expense risk fee, administrative charge, and distribution financing charge.)

6.   TAXES

NOTE: PFL has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. PFL has included an additional discussion regarding taxes in the Statement of Additional Information.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules provide that generally you will not be taxed on the earnings, if any, on the money held in your annuity policy until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of policy - qualified or nonqualified (discussed below).

You will not be taxed on increases in the value of your policy until a distribution occurs - either as a withdrawal or as annuity payments.

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes.

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following plans:

 .    Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the Contract. A Roth IRA also allows individuals to make contributions to the Contract, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

 .    Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the Contract on a pre-tax basis.

 .    Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and
     self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the Contract on a pre-tax basis.

 .    Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the Contract.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Withdrawals - Nonqualified Policies

If you make a withdrawal from your policy before the annuity commencement date, the Internal Revenue Code treats that withdrawal as first coming from earnings and then from your premium payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. (The excess interest adjustment resulting from the withdrawal may affect the amount on which you are taxed.) Different rules apply for annuity payments. See "Annuity Payments" below.

The Internal Revenue Code also provides that withdrawn earnings may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some withdrawals will be exempt from the penalty. They include any amounts:

 .    paid on or after the taxpayer reaches age 59 1/2;
 .    paid after the taxpayer dies;
 .    paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);
 .    paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
 .    paid under an immediate annuity; or
 .    which come from premium payments made prior to August 14, 1982.

All deferred non-qualified annuity policies that are issued by AUSA Life (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distributions occurs.

Withdrawals - Qualified Policies

The above information describing the taxation of nonqualified policies does not apply to qualified policies. There are special rules that govern with respect to qualified policies. Generally, these rules restrict:

 .    the amount that can be contributed to the policy during any year; and
 .    the time when amounts can be paid from the policies.

In addition, a penalty tax may be assessed on amounts withdrawn from the policy prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain rule. The terms of the plan may limit the rights otherwise available to you under the policies.

We have provided more information in the Statement of Additional Information. You should consult your legal counsel or tax adviser if you are considering purchasing a policy for use with any retirement plan.

Withdrawals - 403(b) Policies

The Internal Revenue Code limits the withdrawal of premium payments from certain 403(b) policies. Withdrawals can generally only be made when an owner:

 .    reaches age 59 1/2;
 .    leaves his/her job;
 .    dies;
 .    becomes disabled (as that term is defined in the Internal Revenue Code); or
 .    in the case of hardship. However, in the case of hardship, the owner can only withdraw the premium payments and not any earnings.

Tax Status of the Policy

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Diversification Requirements. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. (S) 1.817-5) apply a diversification requirement to each of the mutual fund subaccounts and the target series subaccounts. The mutual fund account, through its underlying funds and their portfolios, and the target account, through its subaccounts, intends to comply with the diversification requirements of the Treasury. PFL has entered into agreements regarding participation in the Endeavor Series Trust which requires the portfolios to be operated in compliance with the Treasury regulations. PFL has entered into an agreement with First Trust Advisers, L.P., the adviser of the target account, which requires the target series subaccounts to be operated in compliance with the Treasury regulations.

Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the mutual fund account used to support their contracts. In those circumstances, income and gains from the mutual fund account assets would be includable in the variable annuity contract owner's gross income. Several years ago, the IRS stated in published rulings that a variable annuity contract owner will be considered the owner of mutual fund account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., you), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets."

The ownership rights under the contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that contract owners were not owners of mutual fund account assets. For example, you have the choice of one or more subaccounts in which to allocate premiums and policy values, and may be able to transfer among these accounts more frequently than in such rulings. Moreover, the investment strategies for the target series subaccounts are narrow and innovative and have not been addressed by the IRS. These differences could result in you being treated as the owner of the assets of the mutual fund account or the target account. In addition, PFL does not know what standards will be set forth, if any, in the regulations or rulings that the Treasury Department has stated it expects to issue. PFL therefore reserves the right to modify the policies as necessary to attempt to prevent you from being considered the owner of a pro rata share of the assets of the mutual fund account or the target account.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity policy. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity policy. These diversification and distribution requirements are discussed in the Statement of Additional Information. PFL may modify the policy to attempt to maintain favorable tax treatment.

The target account, through the target series subaccounts, intends to comply with the diversification requirements of the Treasury. PFL has entered into an agreement with the manager, who in turn, has entered into a contract with the adviser that requires the target series subaccounts to be operated in compliance with the Treasury regulations. The adviser reserves the right to depart from either target series subaccount's investment strategy in order to meet these diversification requirements. See the Statement of Additional Information for more information concerning diversification requirements.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of an owner or the annuitant. Generally, such amounts are includable in the income of the recipient:

 .    if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or
 .    if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

For these purposes, the "investment in the contract" is not affected by the owner's or annuitant's death. That is, the "investment in the contract" remains generally the total premium payments, less amounts received, which were not includable in gross income. (The same tax treatment applies to any amounts distributed after an owner's death.)

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

 .    Fixed payments - by dividing the "investment in the contract" on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

 .    Variable payments - by dividing the "investment in the contract" on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If you select more than one annuity payment option, special rules govern the allocation of the policy's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the "investment in the contract" as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for your last taxable year.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser in respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative changes in uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the policy.

7.   ACCESS TO YOUR MONEY

Surrenders

During the accumulation phase, you can have access to the money in your policy in several ways:

 .    by making a withdrawal (either a complete or partial withdrawal); or
 .    by taking annuity payments.

If you want to make a complete withdrawal, you will receive the value of your policy including any excess interest adjustment, minus:

 .    surrender charges;
 .    premium taxes; and
 .    service charges.

If you want to take a partial withdrawal, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the withdrawal from each of the investment choices in proportion to the policy value.

Remember that any withdrawal you take will reduce the policy value, and might reduce the amount of the death benefit. See Section 9, Death Benefit, for more details. Withdrawals may be subject to a surrender charge. Withdrawals from the fixed account may also be subject to an excess interest adjustment.

Income taxes, federal tax penalties and certain restrictions may apply to any withdrawals you make.

During the income phase, the annuity payment option you select will determine your access to the money in your policy.

Delay of Payment and Transfers

Payment of any amount due from the mutual fund account or target account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven business days from the date all required information is received by PFL. PFL may be permitted to defer such payment from the mutual fund account and target account if:

 .    the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
 .    an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
 .    the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the mutual fund subaccounts and target series subaccounts may be deferred under these circumstances.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months.

Excess Interest Adjustment

Money that you withdraw from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a withdrawal, if interest rates set by PFL have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrender. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender. There will be no excess interest adjustment on any of the following:

 .    lump sum withdrawals of the free percentage available;
 .    nursing care and terminal condition withdrawals;
 .    withdrawals to satisfy any minimum distribution requirements; and
 .    systematic payout option payments, which do not exceed 10% of the policy value.

Certain conditions must be satisfied. See the Statement of Additional Information for more details.

Systematic Payout Option

You can receive regular payments from your policy by using the systematic payout option. Under this option, you can receive up to 10% (annually) of your policy's value free of surrender charges. Payments can be made monthly, quarterly, semi-annually, or annually.

Nursing Care and Terminal Condition Withdrawal Option

No surrender charges or excess interest adjustment will apply if you or your spouse has been:

 .    confined in a hospital or nursing facility for 30 days in a row; or
 .    diagnosed with a terminal condition (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person.

This benefit may not be available in all states. See the policy or endorsement for details and conditions.

8.   PERFORMANCE

The Mutual Fund Account

PFL periodically advertises performance of the various mutual fund subaccounts. We may disclose at least four different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes or surrender charges. The deduction of any applicable premium taxes or surrender charges would reduce the percentage increase or make greater any percentage decrease.

Second, any advertisement will also include total return figures, which reflect the deduction of the mortality and expense risk fees, administrative charges and surrender charges.

Third, for periods starting prior to the date the policies were first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the mutual fund account. Fourth, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the mutual fund account. We also may, from time to time, include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include, comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Appendix B contains performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and future results will not be the same as the results shown.

The Target Account

Performance information regarding the target series subaccounts is in Appendix B and in the Statement of Additional Information.

9.   DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies before the accumulation phase and the annuitant was also an owner. (If the annuitant was not an owner, a death benefit may or may not be paid. See below). The beneficiary may choose an annuity payment option, or may choose to receive a lump sum.

When We Pay A Death Benefit

Before the Annuity Commencement Date
We will pay a death benefit to your beneficiary IF:

 .    you are both the annuitant and an owner of the policy; and
 .    you die before the annuity commencement date.

If the only beneficiary is your surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit.

We will also pay a death benefit to your beneficiary IF:

 .    you are not the annuitant; and

 .    the annuitant dies before the annuity commencement date; and
 .    you specifically requested that the death benefit be paid upon the annuitant's death.

Distribution requirements apply to the policy value upon the death of any owner. These requirements are detailed in the Statement of Additional Information.

After the Annuity Commencement Date
The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.
IF:

 .    you are not the annuitant; and
 .    you die on or after the annuity commencement date; and
 .    the entire interest in the policy has not been paid to you;

THEN:

 .    the remaining portion of such interest in the policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

When We Do Not Pay A Death Benefit

No death benefit is paid in the following cases:

IF:

 .    you are not the annuitant; and
 .    the annuitant dies prior to the annuity commencement date; and
 .    you did not specifically request that the death benefit be paid upon the annuitant's death;

THEN:

 .    you will become the new annuitant and the policy will continue.

IF:

 .    you are not the annuitant; and
 .    you die prior to the annuity commencement date;

THEN:

 .    the new owner must surrender the policy for the policy value increased or decreased by an excess interest adjustment within five years of your death.

Note carefully. If the owner does not name a contingent owner, the owner's estate will become the new owner. If no probate estate is opened (because, for example, the owner has precluded the opening of a probate estate by means of a trust or other instrument), and PFL has not received written notice of the trust as a successor owner signed prior to the owner's death, then that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by PFL.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option you chose when you bought the policy. The death benefit will be the greatest of:

 .    policy value on the date we receive the required information; or
 .    cash value on the date we receive the required information; or
 .    guaranteed minimum death benefit (discussed below), plus premium payments, less partial withdrawals from the date of death to the date the death benefit is paid.

Guaranteed Minimum Death Benefit

On the policy application, you generally may choose one of the three guaranteed minimum death benefit options listed below.

After the policy is issued, you cannot make an election and the death benefit cannot be changed.

Return of Premium Death Benefit
Total premium payments, less any adjusted partial withdrawals (discussed below) as of the date of death.

The Return of Premium Death Benefit will be in effect if you do not choose one of the options below on the policy application.

5% Annually Compounding Death Benefit
Total premium payments, less any adjusted partial withdrawals, plus interest at an effective annual rate of 5% from the premium payment date or withdrawal date to the earlier of the date of death or the owner's 81st birthday. There is an extra charge for this death benefit.

The 5% Annually Compounding Death Benefit is not available if the owner or annuitant is 75 or older on the policy date.

Double Enhanced Death Benefit

The greater of the following:

 .    5% Annually Compounding Death Benefit - total premium payments, less any adjusted partial withdrawals, plus interest at an effective annual rate of 5% from the premium payment date or withdrawal date to the date of death (but not later than your 81st birthday).
 .    Step-Up Death Benefit - the largest policy value on the policy date or on any policy anniversary before you reach age 81; plus any premium payments you have made since then; minus any adjusted partial withdrawals we have paid to you since then.

There is an extra charge for this death benefit.

The Double Enhanced Death Benefit is not available if the owner or annuitant is 81 or older on the policy date.

IF, under all three death benefit options:

 .    the surviving spouse elects to continue the policy instead of receiving the death benefit; and
 .    the guaranteed minimum death benefit is greater than the policy value;

THEN:

 .    we will increase the policy value to be equal to the guaranteed minimum death benefit. This increase is made only at the time the surviving spouse elects to continue the policy.

Adjusted Partial Withdrawal

When you request a partial withdrawal, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the amount of your withdrawal request. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total premium payments. We have included a detailed explanation of this adjustment in the Statement of Additional Information.

10.   OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event.

Assignment

You can also assign the policy any time during your lifetime. PFL will not be bound by the assignment until we receive written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the policy before we receive notice of the assignment. An assignment may be a taxable event. There may be limitations on your ability to assign a qualified policy.

PFL Life Insurance Company

PFL Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. PFL is a wholly owned indirect subsidiary of AEGON USA, Inc. which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA, Inc., is indirectly owned by AEGON n.v. of the Netherlands, the securities of which are publicly traded. AEGON n.v., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. PFL is licensed in the District of Columbia, Guam, and in all states except New York.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of PFL.

The Mutual Fund Account

PFL established a mutual fund account, called the PFL Endeavor VA Separate Account, under the laws of the State of Iowa on January 19, 1990. The mutual fund account receives and currently invests the premium payments that are allocated to it for investment in shares of the underlying mutual fund portfolios.

The mutual fund account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. However, the SEC does not supervise the management, the investment practices, or the policies of the mutual fund account or PFL. Income, gains and losses, whether or not realized, from assets allocated to the mutual fund account are, in accordance with the policies, credited to or charged against the mutual fund account without regard to PFL's other income, gains or losses.

The assets of the mutual fund account are held in PFL's name on behalf of the mutual fund account and belong to PFL. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business PFL may conduct. The mutual fund account includes other subaccounts that are not available under these policies.

Information about the mutual fund account can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. In addition, the SEC maintains a web site (http://www.sec.gov) that contains other information regarding the mutual fund account.

The Target Account

PFL established the PFL Endeavor Target Account (the target account) under the laws of the state of Iowa on September 15, 1997. The target account is registered with the SEC under the Investment Company Act of 1940, as amended, as an open-end management investment company and meets the definition of a separate account under federal securities laws. However, the SEC does not supervise the management or the investment practices or policies of the target account or PFL.

The two Dow(SM) Target 10 Subaccounts (January and July Series) and the two Dow(SM) Target 5 Subaccounts (January and July Series) are non-diversified target series subaccounts of the target account.

Legislation. Legislation may be enacted at any time that could negatively affect the common shares in the target series subaccounts or the issuers of the common shares. Changing approaches to regulation, particularly with respect to the environment or with respect to the petroleum industry, may have a negative impact on certain companies represented in the target series subaccounts. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the target series subaccounts or will not impair the ability of the issuers of the common shares to achieve their business goals.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular mutual fund subaccount, please read the Endeavor Series Trust prospectus. The Endeavor Series Trust is not limited to selling its shares to this mutual fund account and can accept investments from any separate account or qualified retirement plan. Since the portfolios of the underlying funds are available to registered mutual fund accounts offering variable annuity products of PFL, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this mutual fund account and one or more of the mutual fund accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including PFL, agree to take any necessary steps to resolve the matter. This includes removing their mutual fund accounts from the underlying funds. See the underlying funds' prospectuses for more details.

Reinstatements

You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also request us to reinstate your policy after such a transfer by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

Mutual Fund Account. PFL will vote all shares of the Endeavor Series Trust in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Target Account. You (or the person receiving annuity payments) can vote on certain matters with respect to the target series subaccounts you have an interest in. Such matters include:

 .    changes in the investment advisory agreement;
 .    changes in the fundamental investment policies;
 .    any other matter requiring a vote of persons holding voting interests; and
 .    matters pursuant to the requirements of Rules 12b-1 and 18f-2 of the
     Investment Company Act of 1940.

On certain matters, each target series subaccount may vote separately. Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate target series subaccount.

Distributor of the Policies

AFSG Securities Corporation is the principal underwriter of the policies. Like PFL, it is an indirect wholly owned subsidiary of AEGON USA, Inc. It is located at 4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001. AFSG Securities Corporation is registered as a broker/dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc.

Commissions of up to 6% of premium payments or 5% of premium payments plus an annual continuing fee based on policy values will be paid to broker/dealers who sell the policies under agreements with AFSG Securities Corporation. These commissions are not deducted from premium payments. In addition, certain production, persistency and managerial bonuses may be paid. PFL may also pay compensation to financial institutions for their services in connection with the sale and servicing of the policies.

Non-participating Policy

The policy does not participate or share in the profits or surplus earnings of PFL. No dividends are payable on the policy.

Variations in Policy Provisions

Certain provisions of the policies may vary from the descriptions in this prospectus in order to comply with different state laws. See your policy for variations since any such state variations will be included in your policy or in riders or endorsements attached to your policy.

New Jersey residents: Annuity payments must begin on or before the later of: (1) the policy anniversary that is closest to the annuitant's 70th birthday or (2) the 10th policy anniversary. You may not select a guaranteed period option that would extend beyond that date. Your options at the annuity commencement date are to elect a lump sum payment, or elect to receive annuity payments under one of the fixed payment options. New Jersey residents cannot elect variable payment options. Consult your agent and the policy form itself for details regarding these and other terms applicable to policies sold in New Jersey.

Year 2000 Matters

In May 1996, PFL Life Insurance Company (PFL) adopted and presently has in place a Year 2000 Project Plan (the "Plan") to review and analyze existing hardware and software systems, as well as voice and data communications systems, to determine if they are Year 2000 compliant. As of March 1, 1999, substantially all of PFL's mission-critical systems are Year 2000 compliant. The Year 2000 Project Plan remains on track as PFL continues with the validation of its mission-critical and non-mission-critical systems, including revalidation testing in 1999. In addition, PFL has undertaken aggressive initiatives to test all systems that interface with any third parties and other business partners. All of these steps are aimed at allowing current operations to remain unaffected by the year 2000 date change.

As of the date of this prospectus, PFL has identified and made available what it believes are the appropriate resources of hardware, people, and dollars, including the engagement of outside third parties, to ensure that the Plan will be completed.

The actions taken by management under The Year 2000 Project Plan are intended to significantly reduce PFL's risk of a material business interruption based on the Year 2000 issues. It should be noted that the Year 2000 computer problem, and its resolution, is complex and multifaceted, and any company's success cannot be conclusively known until the Year 2000 is reached. In spite of its efforts or results, PFL's ability to function unaffected to and through the Year 2000 may be adversely affected by actions, or failure to act, of third parties beyond our knowledge or control.

This statement is a Year 2000 Readiness Disclosure pursuant to Section 3(9) of the Year 2000 Information and Readiness Disclosure Act, 15 U.S.C. Section 1
(1998).

IMSA

PFL is a member of the Insurance Marketplace Standards Association (IMSA). IMSA members subscribe to a set of ethical standards involving the sales and service of individually sold life insurance and annuities. As a member, we may use the IMSA logo and language in advertisements.

Legal Proceedings

There are no legal proceedings to which the mutual fund account or target account is a party or to which the assets of the account are subject. PFL, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, PFL believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the mutual fund account, target account or PFL.

Financial Statements

The financial statements of PFL, the mutual fund account, and the target account are included in the Statement of Additional Information.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

     Glossary of Terms
     The Policy--General Provisions
     Certain Federal Income Tax Consequences
     Investment Experience
     Family Income Protector - Hypothetical Illustration
     Historical Performance Data
     The Target Account
     Published Ratings
     State Regulation of PFL
     Administration
     Records and Reports
     Distribution of the Policies
     Voting Rights
     Other Products
     Custody of Assets
     Legal Matters
     Independent Auditors
     Other Information
     Financial Statements

                                  APPENDIX A

                        CONDENSED FINANCIAL INFORMATION
                            The Mutual Fund Account

The accumulation unit values and the number of accumulation units outstanding for each mutual fund subaccount from the date of inception are shown in the following tables.

     5% Annually Compounding Death Benefit or Double Enhanced Death Benefit
               (Total Mutual Fund Account Annual Expenses: 1.55%)

===========================================================================================================
                                                    Accumulation      Accumulation         Number of
                                                     Unit Value        Unit Value         Accumulation
                                                  at Beginning of       at End of         Units at End
                                                        Year               Year              of Year
===========================================================================================================
Endeavor Asset Allocation Subaccount
    1998 .........................................   $  2.169995      $  2.529863          7,169,923.981
    1997 (9) .....................................   $  1.998344      $  2.169995          1,857,541.490
Endeavor Money Market Subaccount
    1998 .........................................   $  1.185346      $  1.236621          4,060,082.004
    1997 (9) .....................................   $  1.170606      $  1.185346          1,002,462.071
T. Rowe Price Equity Income Subaccount
    1998 .........................................   $  1.923303      $  2.060734         12,371,479.613
    1997 (9) .....................................   $  1.663897      $  1.923303          3,943,109.487
T. Rowe Price Growth Stock Subaccount
    1998 .........................................   $  2.041653      $  2.586964          7,055,527.601
    1997 (9) .....................................   $  1.774078      $  2.041653          1,909,047.791
T. Rowe Price International Stock Subaccount
    1998 .........................................   $  1.345339      $  1.529380          6,282,060.011
    1997 (9) .....................................   $  1.432514      $  1.345339          2,717,945.242
Endeavor Value Equity Subaccount
    1998 .........................................   $  2.086425      $  2.207657          8,178,731.965
    1997 (9) .....................................   $  1.804168      $  2.086425          2,607,465.410
Endeavor Opportunity Value Subaccount
    1998 .........................................   $  1.155963      $  1.197263          7,330,811.955
    1997 (9) .....................................   $  1.049539      $  1.155963          2,879,146.147
Endeavor Enhanced Index Subaccount
    1998 .........................................   $  1.216554      $  1.574026          7,597,253.113
    1997 (9) .....................................   $  1.066111      $  1.216554          1,987,857.002
Dreyfus U.S. Government Securities Subaccount
    1998 .........................................   $  1.213942      $  1.283673          5,114,379.634
    1997 (9) .....................................   $  1.136634      $  1.213942            858,785.418
Dreyfus Small Cap Value Subaccount
    1998 .........................................   $  1.849564      $  1.781675          7,236,830.344
    1997 (9) .....................................   $  1.635726      $  1.849564          2,651,783.374
Endeavor Select 50 Subaccount
    1998 (10) ....................................   $  1.000000      $  1.051197          5,686,375.448
Endeavor High Yield Subaccount
    1998 (11) ....................................   $  1.000000      $  0.960378          1,139,786.018
Endeavor Janus Growth Subaccount
    1998 .........................................   $ 19.647490      $ 31.822714          1,055,990.702
    1997 (9) .....................................   $ 18.030324      $ 19.647490            331,277.459
===========================================================================================================

                         Return of Premium Death Benefit
               (Total Mutual Fund Account Annual Expenses: 1.40%)

===========================================================================================================
                                                       Accumulation     Accumulation         Number of
                                                        Unit Value       Unit Value        Accumulation
                                                      at Beginning of     at End of        Units at End
                                                           Year             Year             of Year
===========================================================================================================
Endeavor Asset Allocation Subaccount
    1998 ........................................       $  2.171948      $  2.535888      116,236,043.595
    1997 ........................................       $  1.833135      $  2.171948      127,262,704.167
    1996 ........................................       $  1.577873      $  1.833135      124,998,927.667
    1995 ........................................       $  1.301669      $  1.577873      122,974,873.030
    1994 ........................................       $  1.393488      $  1.301669      130,909,987.116
    1993 ........................................       $  1.209859      $  1.393488       69,252,242.665
    1992 ........................................       $  1.125386      $  1.209859       11,637,563.615
    1991 (1) ....................................       $  1.000000      $  1.125386        3,775,618.731
Endeavor Money Market Subaccount
    1998 ........................................       $  1.196418      $  1.239556       51,024,317.036
    1997 ........................................       $   1.15422      $  1.196418       28,678,037.042
    1996 ........................................       $   1.11571      $   1.15422       26,461,099.190
    1995 ........................................       $   1.07242      $   1.11571       21,103,926.232
    1994 ........................................       $   1.05150      $   1.07242       17,836,839.874
    1993 ........................................       $   1.04313      $   1.05150       12,190,857.625
    1992 ........................................       $   1.02803      $   1.04313        4,334,947.760
    1991 (1) ....................................       $   1.00000      $   1.02803        1,855,372.177
T. Rowe Price Equity Income Subaccount
    1998 ........................................       $  1.925022      $  2.065623       83,821,265.291
    1997 ........................................       $  1.521680      $  1.925022       79,662,847.306
    1996 ........................................       $  1.287240      $  1.521680       42,673,040.677
    1995 (5) ....................................       $  1.000000      $  1.287240       14,943,358.393
T. Rowe Price Growth Stock Subaccount
    1998 ........................................       $  2.043487      $  2.593121       45,596,534.725
    1997 ........................................       $  1.611613      $  2.043487       44,624,829.320
    1996 ........................................       $  1.353339      $  1.611613       30,237,847.748
    1995 (5) ....................................       $  1.000000      $  1.353339       14,196,707.745
T. Rowe Price International Stock Subaccount
    1998 ........................................       $  1.346560      $  1.533035       90,839,071.438
    1997 ........................................       $  1.330640      $  1.346560      101,220,764.948
    1996 ........................................       $  1.171039      $  1.330640       91,462,303.686
    1995 ........................................       $  1.073958      $  1.171039       75,065,177.549
    1994 ........................................       $  1.156482      $  1.073958       76,518,044.179
    1993 ........................................       $  0.989782      $  1.156482       45,569,234.403
    1992 ........................................       $  1.041235      $  0.989782        6,368,485.858
    1991 (1) ....................................       $  1.000000      $  1.041235        3,068,279.081
Endeavor Value Equity Subaccount
    1998 ........................................       $  2.086130      $  2.212928       78,666,773.562
    1997 ........................................       $  1.694854      $  2.086130       82,171,833.799
    1996 ........................................       $  1.387903      $  1.694854       65,227,195.342
    1995 ........................................       $  1.045610      $  1.387903       46,194,663.692
    1994 ........................................       $  1.018576      $  1.045610       30,512,231.489
    1993 (2) ....................................       $  1.000000      $  1.018576       10,958,836.984
Endeavor Opportunity Value Subaccount
    1998 ........................................       $  1.156993      $  1.200101       18,189,950.241
    1997 ........................................       $  1.004355      $  1.156993       14,927,829.243
    1996 (6) ....................................       $  1.000000      $  1.004355          314,119.406
===========================================================================================================


===========================================================================================================
Endeavor Enhanced Index Subaccount
    1998 ........................................       $  1.217647       $  1.577775      13,701,547.835
    1997 (7) ....................................       $  1.000000       $  1.217647       9,296,582.067
Dreyfus U.S. Government Securities Subaccount
    1998 ........................................       $  1.215033       $  1.286733      41,241,127.664
    1997 ........................................       $  1.128769       $  1.215033      30,043,275.031
    1996 ........................................       $  1.124292       $  1.128769      17,561,825.527
    1995 ........................................       $  0.985803       $  1.124292       8,456,764.729
    1994 (4) ....................................       $  0.998670       $  0.985803       3,102,671.789
Dreyfus Small Cap Value Subaccount
    1998 ........................................       $  1.851229       $  1.785929      59,347,329.564
    1997 ........................................       $  1.496065       $  1.851229      63,123,931.161
    1996 ........................................       $  1.206843       $  1.496065      51,124,831.634
    1995 ........................................       $  1.072941       $  1.206843      40,635,696.978
    1994 ........................................       $  1.107747       $  1.072941      32,607,348.474
    1993 (3) ....................................       $  1.000000       $  1.107747      11,449,956.948
Endeavor Select 50 Subaccount
    1998 (10) ...................................       $  1.000000       $  1.052609       7,340,386.987
Endeavor High Yield Subaccount
    1998 (11) ...................................       $  1.000000       $  0.961203       6,199,317.634
Endeavor Janus Growth Subaccount
    1998 ........................................       $ 19.665157       $ 31.898334      15,001,694.599
    1997 ........................................       $ 16.964068       $ 19.665157      16,307,024.863
    1996 ........................................       $ 14.583843       $ 16.964068      15,174,482.394
    1995 ........................................       $ 10.051117       $ 14.583843      13,337,196.679
    1994 ........................................       $ 11.114865       $ 10.051117      12,758,957.591
    1993 ........................................       $ 10.839753       $ 11.114865       9,252,403.800
    1992 (8) ....................................       $ 10.000000       $ 10.839753       1,119,066.376
===========================================================================================================

(1)  Period from April 8, 1991 through December 31, 1991.
(2)  Period from May 27, 1993 through December 31, 1993.
(3)  Period from May 4, 1993 through December 31, 1993.
(4)  Period from May 9, 1994 through December 31, 1994.
(5)  Period from January 3, 1995 through December 31, 1995.
(6)  Period from November 18, 1996 through December 31, 1996.
(7)  Period from May 1, 1997 through December 31, 1997.
(8)  Period from July 1, 1992 through December 31, 1992.
(9)  Period from May 23, 1997 through December 31, 1997.
(10) Period from February 2, 1998 through December 31, 1998.
(11) Period from June 2, 1998 through December 31, 1998.

                        CONDENSED FINANCIAL INFORMATION
                              The Target Account

    5% Annually Compounding Death Benefit or Double Enhanced Death Benefit
    ----------------------------------------------------------------------

===========================================================================================================
                                                       The Dow Target 10     The Dow Target 5 Subaccount
                                                   Subaccount (July Series)         (July Series)

----------------------------------------------------------------------------------------------------------
Investment Income
     1998 (1) ......................................      .0258515                        .0456860
Expenses
     1998 (1) ......................................     (.0242777)                      (.0199165)
Net investment income
     1998 (1) ......................................     .00157378                       .02576956
Net realized and unrealized gains (losses) on
securities
     1998 (1) ......................................     .0324232                        .0955644
Net increase (decrease) in accumulation unit value
     1998 (1) ......................................      .033997                         .121334
Accumulation unit value at beginning of period
     1998 (1) ......................................      1.000000                        1.000000
Accumulation unit value at end of period
     1998 (1) ......................................      1.033997                        1.121334
Expenses to average net assets
     1998 (1) ......................................       1.30%                           1.30%
Portfolio turnover rates
     1998 (1) ......................................         0%                              0%
Number of accumulation units outstanding at end of
period
      1998 (1) .....................................     2,825,523                       4,444,952
===========================================================================================================

                        Return of Premium Death Benefit
                        -------------------------------

===========================================================================================================
                                                       The Dow Target 10     The Dow Target 5 Subaccount
                                                   Subaccount (July Series)         (July Series)

----------------------------------------------------------------------------------------------------------
Investment Income
     1998 (1).........................................      .0149959                    .0156160
Expenses
     1998 (1).........................................     (.0134201)                  (.0141319)
Net investment income
     1998 (1).........................................      .00157583                  .00148401
Net realized and unrealized gains
(losses) on securities
     1998 (1).........................................      .0331882                   .1206860
Net increase (decrease) in
accumulation unit value
     1998 (1).........................................       .034764                    .122170
Accumulation unit value at beginning of period
     1998 (1).........................................      1.000000                    1.000000
Accumulation unit value at end of period
     1998 (1).........................................      1.034764                    1.122170
Expenses to average net assets
     1998 (1).........................................        1.30%                      1.30%
Portfolio turnover rates
     1998 (1).........................................         0%                          0%
Number of accumulation units
outstanding at end of period
      1998 (1)........................................      1,692,851                  1,697,953
===========================================================================================================

(1) Period from July 1, 1998 through December 31, 1998.

The Dow(SM) Target 10 (January Series) and The Dow(SM) Target 5 (January Series) had not commenced operations as of December 31, 1998. Accordingly, no comparable data is available for those Subaccounts.

                                   APPENDIX B

                           HISTORICAL PERFORMANCE DATA
                             THE MUTUAL FUND ACCOUNT

Standardized Performance Data

PFL may advertise historical yields and total returns for the subaccounts of the mutual fund account. In addition, PFL may advertise the effective yield of the subaccount investing in the Endeavor Money Market Portfolio (the "Endeavor Money Market Subaccount"). These figures are calculated according to standardized methods prescribed by the SEC. They are based on historical earnings and are not intended to indicate future performance.

Endeavor Money Market Subaccount. The yield of the Endeavor Money Market Subaccount for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment under a policy in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Other Subaccounts. The yield of a mutual fund subaccount (other than the Endeavor Money Market Subaccount) for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a 12-month period and is shown as a percentage of the investment.

The total return of a subaccount refers to return quotations assuming an investment under a policy has been held in the subaccount for various periods of time including a period measured from the date the subaccount commenced operations. When a subaccount has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided. The total return quotations for a subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided.

The yield and total return calculations for a subaccount do not reflect the effect of any premium taxes that may be applicable to a particular policy, and they do not reflect the rider charge for the optional family income protector. To the extent that any or all of a premium tax is applicable to a particular policy, the yield and/or total return of that policy will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the Statement of Additional Information, a copy of which may be obtained from the administrative and service office upon request.

Based on the method of calculation described in the Statement of Additional Information, the average annual total returns for periods from inception of the subaccounts to December 31, 1998, and for the one and five year periods ended December 31, 1998 are shown in Table 1 below. Total returns shown reflect deductions for the mortality and expense risk fee, the distribution financing charge and the administrative charges. Performance figures may reflect the 1.25% mortality and expense risk fee for the 5% Annually Compounding and Double Enhanced Death Benefits, or the 1.10% mortality and expense risk fee for the Return of Premium Death Benefit. Standard total return calculations will reflect the effect of surrender charges that may be applicable to a particular period.

===========================================================================================================
                                                 TABLE 1
                                  Standard Average Annual Total Returns
===========================================================================================================
                  5% Annually Compounding Death Benefit or Double Enhanced Death Benefit
                            (Total Mutual Fund Account Annual Expenses: 1.55%)
-----------------------------------------------------------------------------------------------------------
                                          1 Year        5 Year     Inception of the      Subaccount
                                           Ended        Ended         Subaccount          Inception
Subaccount                               12/31/98     12/31/98       to 12/31/98            Date
-----------------------------------------------------------------------------------------------------------
Endeavor Asset Allocation..............   11.24%        12.30%          12.53%          April 8, 1991
T. Rowe Price Equity Income............    1.75%         N/A            19.11%         January 3, 1995
T. Rowe Price Growth Stock.............   21.42%         N/A            26.25%         January 3, 1995
T. Rowe Price International Stock (1)..    8.32%         5.32%           5.40%           April 8, 1991
Endeavor Value Equity..................    0.52%        16.42%          14.91%           May 27, 1993
Endeavor Opportunity Value.............   (1.85%)        N/A            15.14%        November 18, 1996
Endeavor Enhanced Index................   24.11%         N/A            52.25%           May 1, 1997
Dreyfus U.S. Government Securities.....    0.34%         N/A             4.78%           May 9, 1994
Dreyfus Small Cap Value (2)............   (9.13%)        9.59%          10.31%           May 4, 1993
Endeavor Select 50 ....................    N/A           N/A           (1.92%)         February 2, 1998
Endeavor High Yield....................    N/A           N/A           (10.98%)          June 2, 1998
Endeavor Janus Growth(3)...............   56.88%        23.11%          20.59%           July 1, 1992
===========================================================================================================
                                     Return of Premium Death Benefit
                            (Total Mutual Fund Account Annual Expenses: 1.40%)
-----------------------------------------------------------------------------------------------------------
                                           1 Year        5 Year     Inception of the      Subaccount
                                           Ended         Ended         Subaccount          Inception
Subaccount                                12/31/98      12/31/98      To 12/31/98            Date
-----------------------------------------------------------------------------------------------------------
Endeavor Asset Allocation..............   11.41%         12.47%          12.69%          April 8, 1991
T. Rowe Price Equity Income............    1.91%          N/A            19.29%         January 3, 1995
T. Rowe Price Growth Stock.............   21.58%          N/A            26.41%         January 3, 1995
T. Rowe Price International Stock (1)..    8.49%          5.48%           5.56%           April 8, 1991
Endeavor Value Equity..................    0.67%         16.56%          14.98%           May 27, 1993
Endeavor Opportunity Value.............   (1.68%)         N/A             7.06%         November 18, 1996
Endeavor Enhanced Index................   24.30%          N/A            28.84%           May 1, 1997
Dreyfus U.S. Government Securities.....    0.50%          N/A             4.94%           May 9, 1994
Dreyfus Small Cap Value (2)............   (8.99%)         9.75%          10.47%           May 4, 1993
Endeavor Select 50 ....................    N/A            N/A            (1.78%)        February 2, 1998
Endeavor High Yield....................    N/A            N/A           (10.90%)          June 2, 1998
Endeavor Janus Growth(3)...............   57.12%         23.29%          20.77%           July 1, 1992
===========================================================================================================

(1) Effective January 1, 1995, Rowe-Price Fleming International, Inc. became the adviser to the T. Rowe Price International Stock Portfolio. The Portfolio's name was changed from the Global Growth Portfolio and the Portfolio's shareholders approved a change in investment objective from investments in small capitalization companies on a global basis to investments in a broad range of companies on an international basis (i.e., non-U.S. companies).
(2) Effective September 16, 1996, The Dreyfus Corporation became the adviser to the Dreyfus Small Cap Value Portfolio, formerly known as Quest for Value Small Cap Portfolio. The portfolio was previously advised by OpCap Advisors.
(3) Effective April 30, 1999, shares of the WRL Growth Portfolio were removed and replaced with shares of the Endeavor Janus Growth Portfolio. Performance prior to May 1, 1999 reflects performance of the annuity subaccount while it was invested in the WRL Growth Portfolio.

The figures for the "five year" and "from inception" periods in the above tables reflect waiver of advisory fees and reimbursement of other expenses for all portfolios except the T. Rowe Price Equity Income Portfolio and T. Rowe Price Growth Stock Portfolio. In the absence of such waivers, the average annual total return figures above for the from the five year and from inception periods would have been lower.

Non-Standardized Performance Data

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

PFL may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the mutual fund account. The non-standard performance data may assume that no surrender charge is applicable, and may also make other assumptions such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial withdrawals or annuity payments.

All non-standard performance data will be advertised only if the standard performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

The non-standardized average annual total return figures shown in Table 2 are based on the assumption that the policy is not surrendered, and therefore the surrender charge is not imposed. Also, Table 2 does not reflect the rider charge for the optional family income protector.

===========================================================================================================
                                                 TABLE 2
                                Non-Standard Average Annual Total Returns
                                      (Assuming No Surrender Charge)
===========================================================================================================
                  5% Annually Compounding Death Benefit or Double Enhanced Death Benefit
                            (Total Mutual Fund Account Annual Expenses: 1.55%)
-----------------------------------------------------------------------------------------------------------
                                           1 Year        5 Year     Inception of the      Subaccount
                                           Ended         Ended         Subaccount          Inception
Subaccount                                12/31/98      12/31/98      To 12/31/98            Date
-----------------------------------------------------------------------------------------------------------
Endeavor Asset Allocation..............    16.54%        12.50%         12.57%           April 8, 1991
T. Rowe Price Equity Income............     7.11%         N/A           19.69%          January 3, 1995
T. Rowe Price Growth Stock.............    26.66%         N/A           26.71%          January 3, 1995
T. Rowe Price International Stock (1)..    13.64%         5.60%          5.48%            April 8, 1991
Endeavor Value Equity..................     5.88%        16.59%         15.05%            May 27, 1993
Endeavor Opportunity Value.............     3.53%         N/A           19.54%          November 18, 1996
Endeavor Enhanced Index................    29.34%         N/A           57.31%            May 1, 1997
Dreyfus U.S. Government Securities.....     5.70%         N/A            5.41%            May 9, 1994
Dreyfus Small Cap Value (2)............    (3.71%)        9.82%         10.58%            May 4, 1993
Endeavor Select 50 ....................     N/A           N/A            5.08%          February 2, 1998
Endeavor High Yield....................     N/A           N/A           (3.98%)           June 2, 1998
Endeavor Janus Growth (3)..............    61.91%        23.23%         20.59%            July 1, 1992
===========================================================================================================
                                     Return of Premium Death Benefit
                            (Total Mutual Fund Account Annual Expenses: 1.40%)
-----------------------------------------------------------------------------------------------------------
                                           1 Year        5 Year     Inception of the      Subaccount
                                           Ended         Ended         Subaccount          Inception
Subaccount                                12/31/98      12/31/98      to 12/31/98            Date
-----------------------------------------------------------------------------------------------------------
Endeavor Asset Allocation..............    16.71%        12.67%         12.74%             April 8, 1991
T. Rowe Price Equity Income............    7.26%          N/A           19.87%            January 3, 1995
T. Rowe Price Growth Stock.............    26.82%         N/A           26.86%            January 3, 1995
T. Rowe Price International Stock (1)..    13.81%        5.76%          5.64%              April 8, 1991
Endeavor Value Equity..................    6.04%         16.73%         15.20%              May 27, 1993
Endeavor Opportunity Value.............    3.70%          N/A           8.97%             November 18, 1996
Endeavor Enhanced Index................    29.53%         N/A           31.38%              May 1, 1997
Dreyfus U.S. Government Securities.....    5.86%          N/A           5.56%               May 9, 1994
Dreyfus Small Cap Value (2)............   (3.56%)        9.98%          10.74%              May 4, 1993
Endeavor Select 50 ....................     N/A           N/A           5.22%            February 2, 1998
Endeavor High Yield....................     N/A           N/A          (3.90%)             June 2, 1998
Endeavor Janus Growth (3)..............    62.15%        23.41%         20.77%             July 1, 1992
===========================================================================================================

(1) Effective January 1, 1995, Rowe-Price Fleming International, Inc. became the Adviser to the T. Rowe Price International Stock Portfolio. The Portfolio's name was changed from the Global Growth Portfolio and the Portfolio's shareholders approved a change in investment objective from investments in small capitalization companies on a global basis to investments in a broad range of companies on an international basis (i.e., non-U.S. companies).
(2) Effective September 16, 1996, The Dreyfus Corporation became the adviser to the Dreyfus Small Cap Value Portfolio, formerly known as Quest for Value Small Cap Portfolio. The portfolio was previously advised by OpCap Advisors.
(3) Effective April 30, 1999, shares of the WRL Growth Portfolio were removed and replaced with shares of the Endeavor Janus Growth Portfolio. Performance prior to May 1, 1999 reflects performance of the annuity subaccount while it was invested in the WRL Growth Portfolio.

The figures for the "five year" and "from inception" periods in the above tables reflect waiver of advisory fees and reimbursement of other expenses for all portfolios except the T. Rowe Price Equity Income Portfolio and T. Rowe Price Growth Stock Portfolio. In the absence of such waivers, the average annual total return figures above for the from the five year and from inception periods would have been lower.

Endeavor Select 50 and Endeavor High Yield Portfolios

The Endeavor Select 50 Portfolio and the Endeavor High Yield Portfolio commenced operations on February 2, 1998 and June 2, 1998, respectively, and therefore these portfolios do not have significant historical performance data. However, their investment managers (Montgomery Asset Management, LLC and Massachusetts Financial Services Company) have experience managing similar portfolios with substantially the same investment objectives and policies. Historical performance data showing the results the investment manager achieved for those other portfolios is in the prospectus for the Endeavor Series Trust, which accompanies this prospectus. See "Management - The Investment Advisors Prior Experience with Comparable Fund" in the Endeavor Series Trust's prospectus. That performance information in the Endeavor Series Trust's prospectus does not take into account the fees and charges under the policy. If those fees and charges were reflected, the investment returns would be lower.

                          HISTORICAL PERFORMANCE DATA
                              THE TARGET ACCOUNT

The total return for each target series subaccount will also reflect the manager's fee and other operating expenses.

Target Strategies--Performance Data

Certain aspects of the investment strategies can be demonstrated using historical data.

The following table contains three columns that show the performance of:

    Column One:    the Ten Highest Dividend Yielding Stocks Strategy for the
                   DJIA;

    Column Two:    Five Lowest Priced Stocks of the Ten Highest Dividend
                   Yielding Stocks Strategies in the DJIA; and

    Column Three:  the performance of the DJIA.

The returns shown in the following table and graphs are not guarantees of future performance and should not be used as predictors of returns to be expected in connection with a target series subaccount. Both stock prices (which may appreciate or depreciate) and dividends (which may be increased, reduced or eliminated) will affect the returns. Each strategy under performed its respective index in certain years. Accordingly, there can be no assurance that a target series subaccount will outperform its respective index over the life of a target series subaccount or over consecutive rollover periods, if available.

An investor in a target series subaccount would not necessarily realize as high a total return on an investment in the stocks upon which the hypothetical returns are based for the following reasons: the total return figures shown do not reflect brokerage commissions, target series subaccount expenses or taxes; the target series subaccounts are established at different times of the year; and the target series subaccounts may not be fully invested at all times or equally weighted in all stocks comprising a strategy. If the above-mentioned charges were reflected in the hypothetical returns, the returns would be lower than those presented here.

                          COMPARISON OF TOTAL RETURN(2)

                                                                    Index
                             Strategy Total Returns            Total Returns
                                         5 Lowest Priced of
                   10 Highest Dividend     the 10 Highest
Year               Yielding Stocks(1)    Dividend Yielding          DJIA
                                             Stocks(1)
1974............           (1.02)%                 (5.40)%         (23.64)%
1975............            56.10%                  64.77%           44.46%
1976............            35.18%                  40.96%           22.80%
1977............           (1.95)%                   5.49%         (12.91)%
1978............             0.03%                   1.23%            2.66%
1979............            13.01%                   9.84%           10.60%
1980............            27.90%                  41.69%           21.90%
1981............             7.46%                   3.19%          (3.61)%
1982............            27.12%                  43.37%           26.85%
1983............            39.07%                  36.38%           25.82%
1984............             6.22%                  11.12%            1.29%
1985............            29.54%                  38.34%           33.28%
1986............            35.63%                  30.89%           27.00%
1987............             5.59%                  10.69%            5.66%
1988............            24.57%                  21.47%           16.03%
1989............            26.97%                  10.55%           32.09%
1990............           (7.82)%                (15.74)%          (0.73)%
1991............            34.20%                  62.03%           24.19%

1992............             7.69%                  22.90%            7.39%
1993............            27.08%                  34.01%           16.87%
1994............             4.21%                   8.27%            5.03%
1995............            36.85%                  30.50%           36.67%
1996............            28.35%                  26.20%           28.71%
1997............            21.68%                  19.97%           24.82%
1998............            10.59%                  12.36%           18.03%
-----------------------------------
(1) The Ten Highest Dividend Yielding Stocks and the Five Lowest Priced Stocks of the Ten Highest Dividend Yielding Stocks in the DJIA for any given period were selected by ranking the dividend yields for each of the stocks in the index, as of the beginning of the period, and dividing by the stock's market value on the first trading day on the exchange where that stock principally trades in the given period.

(2) Total Return represents the sum of the percentage change in market value of each group of stocks between the first trading day of a period and the total dividends paid on each group of stocks during the period divided by the opening market value of each group of stocks as of the first trading day of a period. Total Return does not take into consideration any sales charges, commissions, expenses or taxes. Total Return dividends are reinvested semi-annually and all returns are stated in terms of the United States dollar. Based on the year-by-year returns contained in the table, over the twenty-five years listed above, the Ten Highest Dividend Yielding Stocks in the DJIA achieved an average annual total return of 18.73%, while the Five Lowest Priced Stocks of the Ten Highest Dividend Yielding Stocks in the DJIA achieved an average annual total return of 21.07%. In addition, over this period, the individual strategies achieved a greater average annual total return than that of the DJIA, which was 14.48%. Although each target series subaccount seeks to achieve a better performance than the index as a whole, there can be no assurance that a target series subaccount will achieve a better performance.

The performance shown for the strategies does not guarantee future success, nor should it be used as a predictor of returns. The Dow(SM) Target 5 strategy and The Dow(SM) Target 10 strategy under-performed the DJIA in 8 and 9, respectively, of the 25 years shown. There can be no assurance that the strategies will outperform a given index over any time period, or that they will have positive results. They have the potential for loss.

The results of the strategies do not represent actual investment advice of First Trust Advisors L.P. or any actual trading using client assets. They were achieved by the retroactive application of a model designed with the benefit of hindsight and should not be considered indicative of the competence or skill of First Trust Advisors L.P. In addition, the strategy results do not reflect the impact material, economic, and market factors might have had on First Trust Advisors L.P.'s decision making, if First Trust Advisors L.P. had actually managed client money during the period indicated.

First Trust Advisors L.P. advisory services, though currently offered for the strategies, were not offered during the entire 25 year period since First Trust Advisors L.P. was found in 1991, and began supervising unit investment trusts invested in the strategies in 1994. First Trust Advisors L.P.'s investment advisory clients have received results different from that set forth above.

Past Performance of the DJIA




                          [INSERT "prodjia" CHART HERE]

(The numbers will need to be inserted on the EDGAR version ONLY for filing purposes.)

                             [PLOT POINTS TO COME]

The chart above represents past performance of the DJIA, the Ten Highest Dividend Yielding DJIA Stocks and the Five Lowest Priced Stocks of the Ten Highest Yielding DJIA Stocks (but not The Dow(SM) Target 10 Subaccount or The Dow(SM) Target 5 Subaccount) from January 1, 1974 through December 31, 1998 and should not be considered indicative of future results. Further, these results are hypothetical. The chart assumes that all dividends during a year are reinvested semi-annually and does not reflect sales charges, commissions, expenses or taxes. There can be no assurance that either The Dow(SM) Target 10 Subaccount or The Dow(SM) Target 5 Subaccount will outperform the DJIA.

Investors should not rely on the preceding financial information as an indication of the past or future performance of the target series subaccounts.

Standardized Performance Data

PFL may advertise historical total returns for the target series subaccounts. These figures will be calculated according to standardized methods prescribed by the SEC. They will be based on historical earnings and are not intended to indicate future performance.

The total return calculations for a target series subaccount do not reflect the effect of any premium taxes that may be applicable to a particular policy. To the extent that any or all of a premium tax is applicable to a particular policy, the total return of that policy will be reduced. For additional information regarding total returns calculated using the standard formats briefly summarized above, please refer to the Statement of Additional Information.

Based on the method of calculation described in the Statement of Additional Information, the average annual total returns for periods from inception of the subaccounts to December 31, 1998, and for the one and five year periods ended December 31, 1998 are shown in Table 1 below. Total returns shown reflect deductions for the mortality and expense risk fee, the distribution financing charge and the administrative charges. Performance figures may reflect the 1.25% mortality and expense risk fee for the 5% Annually Compounding and Double Enhanced Death Benefits, or the 1.10% mortality and expense risk fee for the Return of Premium Death Benefit. Standard total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. Also, Table 1 does not reflect the rider charge for the optional family income protector.

===========================================================================================================
                                                 TABLE 1
                                  Standard Average Annual Total Returns
===========================================================================================================
                  5% Annually Compounding Death Benefit or Double Enhanced Death Benefit
                            (Total Mutual Fund Account Annual Expenses: 1.55%)
-----------------------------------------------------------------------------------------------------------
                                              1 Year        5 Year     Inception of the     Subaccount
                                              Ended          Ended        Subaccount        Inception
Subaccount                                   12/31/98       12/31/98      to 12/31/98          Date
-----------------------------------------------------------------------------------------------------------
The Dow(SM) Target 10 (July Series).........    N/A            N/A           (3.62%)        July 1, 1998
The Dow(SM) Target 5 (July Series)..........    N/A            N/A            5.11%         July 1, 1998
The Dow(SM) Target 10 (January Series) (1)..    N/A            N/A             N/A         January 4, 1999
The Dow(SM) Target 5 (January Series) (1)..     N/A            N/A             N/A         January 4, 1999
===========================================================================================================
                                     Return of Premium Death Benefit
                            (Total Mutual Fund Account Annual Expenses: 1.40%)
-----------------------------------------------------------------------------------------------------------
                                              1 Year         5 Year    Inception of the     Subaccount
                                              Ended           Ended       Subaccount        Inception
Subaccount                                   12/31/98       12/31/98      to 12/31/98          Date
-----------------------------------------------------------------------------------------------------------
The Dow(SM) Target 10 (July Series).........    N/A            N/A           (3.54%)        July 1, 1998
The Dow(SM) Target 5 (July Series)..........    N/A            N/A            5.20%         July 1, 1998
The Dow(SM) Target 10 (January Series) (1)..    N/A            N/A             N/A         January 4, 1999
The Dow(SM) Target 5 (January Series) (1)...    N/A            N/A             N/A         January 4, 1999
===========================================================================================================

(1) The Dow(SM) Target 10 Subaccount (January Series) and The Dow(SM) Target 5 Subaccount (January Series) began operations on January 4, 1999, therefore comparable information is not available.

Non-Standardized Performance Data

PFL may also advertise or disclose average annual total return or other performance data in non-standard formats for a target series subaccount. The non-standard data may assume that the policy remains in force and therefore not reflect the surrender charge. The non-standard performance data may make other assumptions such as the amount invested in a target series subaccount, differences in time periods to be shown, or the effect of partial withdrawals or annuity payments and may also make other assumptions.

All non-standard performance data will be advertised only if the standard performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

The non-standardized average annual total return figures shown in Table 2 are based on the assumption that the policy is not surrendered, and therefore the surrender charge is not imposed. Also, Table 2 does not reflect the rider charge for the optional family income protector.

===========================================================================================================
                                                 TABLE 2
                                       Average Annual Total Returns
                                      (Assuming No Surrender Charge)
===========================================================================================================
                  5% Annually Compounding Death Benefit or Double Enhanced Death Benefit
                            (Total Mutual Fund Account Annual Expenses: 1.55%)
===========================================================================================================
                                              1 Year         5 Year    Inception of the     Subaccount
                                              Ended           Ended       Subaccount        Inception
Subaccount                                   12/31/98       12/31/98      To 12/31/98          Date
-----------------------------------------------------------------------------------------------------------
The Dow(SM) Target 10 (July Series).........    N/A            N/A           3.38%         July 1, 1998
The Dow(SM) Target 5 (July Series)..........    N/A            N/A          12.11%         July 1, 1998
The Dow(SM) Target 10 (January Series) (1)..    N/A            N/A            N/A         January 4, 1999
The Dow(SM) Target 5 (January Series) (1)...    N/A            N/A            N/A         January 4, 1999
===========================================================================================================
                                     Return of Premium Death Benefit
                            (Total Mutual Fund Account Annual Expenses: 1.40%)
-----------------------------------------------------------------------------------------------------------
                                              1 Year         5 Year    Inception of the     Subaccount
                                              Ended           Ended       Subaccount        Inception
Subaccount                                   12/31/98       12/31/98      To 12/31/98          Date
-----------------------------------------------------------------------------------------------------------
The Dow(SM) Target 10 (July Series).........    N/A            N/A           3.46%         July 1, 1998
The Dow(SM) Target 5 (July Series)..........    N/A            N/A          12.20%         July 1, 1998
The Dow(SM) Target 10 (January Series) (1)..    N/A            N/A            N/A         January 4, 1999
The Dow(SM) Target 5 (January Series) (1)...    N/A            N/A            N/A         January 4, 1999
===========================================================================================================

(1) The Dow(SM) Target 10 Subaccount (January Series) and The Dow(SM) Target 5 Subaccount (January Series) began operations on January 4, 1999, therefore comparable information is not available.

                                  APPENDIX C

                                POCLICY VARIATIONS

The dates shown below are the approximate first issue dates of the various versions of the policy. These dates will vary by state in many cases. This Appendix describes certain of the more significant differences in features of the various versions of the policy. There may be additional variations. Please see your actual policy and any attachments for determining your specific coverage.


--------------------------------------------------------------------------------
Policy Form/Endorsement                           Approximate First Issue Date
AV201 101 65 189 (Policy Form)                    January 1991
AE830 292 (endorsement)                           May 1992
AE847 394 (endorsement)                           June 1994
AE871 295 (endorsement)                           May 1995
AV254 101 87 196 (Policy Form)                    June 1996
AE909 496 (endorsement)                           June 1996
AE890 196 (endorsement)                           June 1996
AV320 101 99 197 (Policy Form)                    May 1997
AE945 197 (endorsement)                           May 1997
AV376 101 106 1197 (Policy Form)                  May 1998
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Product             AV201 101 65 189   AV201 101 65 189, AV201 101 65 189,  AV254 101 87 196,  AV320 101 99 197,  AV376 101 106
Feature                                AE830 292, and    AE847 394, and     AE909 496, and     and AE945 197      1197,
                                       AE847 394         AE871 295          AE890 196                             and AE 945 197
-----------------------------------------------------------------------------------------------------------------------------------
Excess Interest     N/A                N/A               N/A                yes                yes                yes
Adjustment
-----------------------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum  Total Premiums     5% Annually       5% Annually        5% Annually        5% Annually        5% Annually
Death Benefit       Paid, less         Compounding       Compounding        Compounding        Compounding        Compounding
Option(s)           any partial        (Option A).       (Option A) or      (Option A) or      (Option A), Annual (Option A),
                    withdrawals and                      Annual Step-       Annual Step-       Step-Up            Double Enhanced
                    any surrender                        Up (Option B).     Up (Option B).     (Option B), or     (Option B), or
                    charges made                         Option A is        Option A is        Return of          Return of
                    before death,                        only available     only available     Premium (Option    Premium (Option
                    accumulated                          if Owner and       if Owner and       C). Option A       C). Option
                    at 4% to the                         Annuitant are      Annuitant are      is only available  A is only
                    date we receive                      both under         both under         if Owner and       available if Owner
                    due proof of                         age 75.            age 75.            Annuitant are both and Annuitant are
                    death or the                                                               under age          both under
                    Policy Value on                                                            75. Option B is    Age 75. Option B
                    the date we                                                                only available     is only
                    receive due                                                                if Owner and       available if
                    proof of death,                                                            Annuitant are      Owner and
                    which ever is                                                              under age 81.      Annuitant are
                    greater.                                                                                      both under age
                                                                                                                  81.
-----------------------------------------------------------------------------------------------------------------------------------
Guaranteed Period   1 and 3 year       1 and 3 year      1 and 3 year       1, 3, 5, and 7     1, 3, 5 and 7 year 1, 3, 5, and 7
Options             guaranteed         guaranteed        guaranteed         year               guaranteed         year guaranteed
(available in the   periods            periods           periods            guaranteed         periods available. periods
Fixed Account)      available.         available.        available.         periods                               available.
                                                                            available.
-----------------------------------------------------------------------------------------------------------------------------------
Minimum effective   4%                 4%                4%                 3%                 3%                 3%
annual
interest rate
applicable to
the fixed account
-----------------------------------------------------------------------------------------------------------------------------------
Asset Rebalancing   N/A                N/A               N/A                Yes                Yes                Yes
-----------------------------------------------------------------------------------------------------------------------------------
Death Proceeds      Greater of 1)      Greater of (a)    Greatest of (a)    Greatest of (a)    Greatest of (a)    Greatest of (a)
                    the Policy         Policy Value      Annuity            Annuity            Policy Value,      Policy Value,
                    Value on the       and (b) 5%        Purchase Value,    Purchase Value,    (b) Cash Value,    (b) Cash Value,
                    date we receive    Annually          (b) Cash           (b) Cash           and (c)            and (c)
                    due proof of       Compounding Death Value, and (c)     Value, and (c)     Guaranteed Minimum Guaranteed
                    death, or 2) the   Benefit           Guaranteed         Guaranteed         Death              Minimum Death
                    total premiums                       Minimum Death      Minimum Death      Benefit.           Benefit.
                    paid for this                        Benefit            Benefit.
                    policy, less any
                    partial
                    withdrawals and
                    any
                    surrender
                    charges made
                    before death,
                    accumulated
                    at 4% interest
                    per annum to
                    the date we
                    receive due
                    proof of death
-----------------------------------------------------------------------------------------------------------------------------------
Distribution        N/A                N/A               N/A                N/A                Applicable         Applicable
Financing
Charge
-----------------------------------------------------------------------------------------------------------------------------------
Is Mortality &      No                 No                No                 No                 No                 Yes (1.10%, plus
Expense                                                                                                           Administrative
Risk Fee                                                                                                          Charge,
different after                                                                                                   regardless of
the Annuity                                                                                                       death benefit
Commencement Date?                                                                                                chosen prior to
                                                                                                                  the Annuity
                                                                                                                  Commencement
                                                                                                                  Date)
-----------------------------------------------------------------------------------------------------------------------------------
Dollar Cost         N/A                N/A               N/A                yes                yes                yes
Averaging
Fixed Account
Option
-----------------------------------------------------------------------------------------------------------------------------------
Service Charge      $35 assessed on    $35 assessed on   Assessed only on   Assessed only on   Assessed either on Assessed either
                    each Policy        each Policy       a Policy           a Policy           a Policy           on a Policy
                    Anniversary. Not   Anniversary. Not  Anniversary;       Anniversary;       Anniversary or on  Anniversary or on
                    deducted           deducted          Waived if Sum      Waived if Sum      Surrender;         Surrender;
                    from the Fixed     from the Fixed    of Premium         of Premium         Waived if Sum of   Waived if Sum of
                    Account.           Account.          Payments less      Payments less      Premium            Premium
                                                         partial            partial            Payments less      Payments less
                                                         withdrawals is at  withdrawals is at  partial            partial
                                                         least $50,000 on   least $50,000 on   withdrawals or the withdrawals or
                                                         the Policy         the Policy         Policy             the Policy
                                                         Anniversary. Not   Anniversary. Not   Value is at least  Value is at least
                                                         deducted           deducted           $50,000 on the     $50,000 on
                                                         from the Fixed     from the Fixed     Policy Anniversary The Policy
                                                         Account.           Account.           or at the          Anniversary or at
                                                                                               time of Surrender. the time of
                                                                                               The Service        Surrender. The
                                                                                               Charge is deducted Service Charge is
                                                                                               pro-rata           deducted
                                                                                               from the           pro-rata from the
                                                                                               Investment Options.Investment
                                                                                                                  Options.
-----------------------------------------------------------------------------------------------------------------------------------
Nursing Care and    N/A                yes               yes                yes                yes                yes
Terminal Condition
Withdrawal Option
-----------------------------------------------------------------------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION

                         THE ENDEAVOR VARIABLE ANNUITY

                                 Issued through

                     PFL ENDEAVOR VARIABLE ANNUITY ACCOUNT
                                      and
                          PFL ENDEAVOR TARGET ACCOUNT

                                   Offered by
                           PFL LIFE INSURANCE COMPANY

                            4333 Edgewood Road, N.E.
                         Cedar Rapids, Iowa 52499-0001


This statement of additional information expands upon subjects discussed in the current prospectus for the Endeavor Variable Annuity offered by PFL Life Insurance Company. You may obtain a copy of the prospectus dated May 1, 1999 by calling 1-800-525-6205, or by writing to the Administrative and Service Office, Financial Markets Division--Variable Annuity Dept., 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the policy and target account and the Endeavor Series Trust.


Dated: May 1, 1999

                               TABLE OF CONTENTS

                                                                                                                Page
                                                                                                                ----
GLOSSARY OF TERMS............................................................................................
THE POLICY--GENERAL PROVISIONS...............................................................................
    Owner....................................................................................................
    Entire Policy............................................................................................
    Misstatement of Age or Sex...............................................................................
    Addition, Deletion or Substitution of Investments........................................................
    Excess Interest Adjustment...............................................................................
    Reallocation of Policy Values After the Annuity Commencement Date........................................
    Annuity Payment Options..................................................................................
    Death Benefit............................................................................................
    Death of Owner...........................................................................................
    Assignment...............................................................................................
    Evidence of Survival.....................................................................................
    Non-Participating........................................................................................
    Amendments...............................................................................................
    Employee and Agent Purchases.............................................................................
CERTAIN FEDERAL INCOME TAX CONSEQUENCES......................................................................
    Tax Status of the Policy.................................................................................
    Taxation of PFL..........................................................................................
INVESTMENT EXPERIENCE........................................................................................
    Accumulation Units.......................................................................................
    Annuity Unit Value and Annuity Payment Rates.............................................................
FAMILY INCOME PROTECTOR - HYPOTHETICAL ILLUSTRATION..........................................................
HISTORICAL PERFORMANCE DATA..................................................................................
    Money Market Yields......................................................................................
    Other Subaccount Yields..................................................................................
    Total Returns............................................................................................
    Other Performance Data...................................................................................
    Adjusted Historical Performance Data - The Mutual Fund Account...........................................
THE TARGET ACCOUNT...........................................................................................
    What is the Investment Strategy?.........................................................................
    Determination of Unit Value; Valuation of Securities.....................................................
    The Board of Managers....................................................................................
    The Investment Advisory Services.........................................................................
    The Manager..............................................................................................
    Operating Expenses.......................................................................................
    Transfer Agent and Custodian.............................................................................
    Brokerage Allocation.....................................................................................
    Investment Restrictions..................................................................................
    Fundamental Policies.....................................................................................
    Operating Policies.......................................................................................
    Options and Futures Strategies...........................................................................
    Securities Lending.......................................................................................
    Tax Limitation...........................................................................................
PUBLISHED RATINGS............................................................................................
STATE REGULATION OF PFL......................................................................................
ADMINISTRATION...............................................................................................
RECORDS AND REPORTS..........................................................................................
DISTRIBUTION OF THE POLICIES.................................................................................

                                                                                                                Page
                                                                                                                ----
VOTING RIGHTS
    The Mutual Fund Account..................................................................................
    The Target Account.......................................................................................
OTHER PRODUCTS...............................................................................................
CUSTODY OF ASSETS............................................................................................
LEGAL MATTERS................................................................................................
INDEPENDENT AUDITORS.........................................................................................
OTHER INFORMATION............................................................................................
FINANCIAL STATEMENTS.........................................................................................

                               GLOSSARY OF TERMS

Accumulation Unit--An accounting unit of measure used in calculating the policy value in the mutual fund account and the target account before the annuity commencement date.

Adjusted Policy Value--An amount equal to the policy value increased or decreased by any excess interest adjustments.

Administrative and Service Office--Financial Markets Division--Variable Annuity Dept., PFL Life Insurance Company, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Annual Stock Selection Date--The last business day of a specified 12-month period.

Annuitant--The person entitled to receive annuity payments after the annuity commencement date and during whose life any annuity payments involving life contingencies will continue.

Annuity Commencement Date--The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month starting after the annuitant attains age 85, except as expressly allowed by PFL. In no event will this date be later than the last day of the month following the month in which the annuitant attains age 95.

Annuity Payment Option--A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit--An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Application--A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Beneficiary--The person who has the right to the death benefit set forth in the policy.

Business Day--A day when the New York Stock Exchange is open for business.

Cash Value--The policy value increased or decreased by an excess interest adjustment, less the surrender charge, if any.

Code--The Internal Revenue Code of 1986, as amended.

DJIA--The Dow Jones Industrial Average(SM). Thirty stocks chosen by the editors of The Wall Street Journal as representative of the broad market and of American industry.

Due Proof of Death--A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to PFL will constitute due proof of death.

Excess Interest Adjustment--A positive or negative adjustment to amounts withdrawn upon partial withdrawals, full surrenders or transfers, from the guaranteed period options, or to amounts applied to annuity payment options. The adjustment reflects changes in the interest rates declared by PFL since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account--One or more investment choices under the policy that are part of the general assets of PFL and which are not in the separate accounts.

Guaranteed Period Options--The various guaranteed interest rate periods which may be offered by PFL under the fixed account into which premiums may be paid or amounts may be transferred.

Initial Stock Selection Date--The date is June 30, 1998 for the July Series. The date is December 31, 1998 for the January Series.

Investment Choices--Any of the guaranteed period options of the fixed account, the dollar cost averaging fixed account option, and any of the mutual fund subaccounts or the target series subaccounts.

Mutual Fund Account--A separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended, to which premium payments under the policies may be allocated and which invests in designated portfolios of the Endeavor Series Trust and such other mutual funds as PFL may determine from time to time.

Mutual Fund Subaccount--A subdivision within the mutual fund account, the assets of which are invested in a specified portfolio of the underlying funds.

Nonqualified Policy--A policy other than a qualified policy.

Owner or Owner--The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the application.

Policy Value--On or before the annuity commencement date, the policy value is equal to the owner's:
 .  premium payments; minus
 .  partial withdrawals (including any applicable excess interest adjustments and/or surrender charges on such withdrawals); plus
 .  interest credited in the fixed account; plus
 .  accumulated gains or losses in the mutual fund  account and the target account; minus
 .  service charges, premium taxes, and transfer fees, if any.

Policy Year-- A policy year begins on the policy date and on each policy anniversary.

Premium Payment--An amount paid to PFL by the owner or on the owner's behalf as consideration for the benefits provided by the policy.

Qualified Policy--A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Service Charge--An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $35, but will not exceed 2% of the policy value.

Successor Owner--A person appointed by the owner to succeed to ownership of the policy in the event of the death of the owner who is not the annuitant before the annuity commencement date.

Surrender Charge--A percentage of each premium payment in an amount from 7% to 0% depending upon the length of time from the date of each premium payment. The surrender charge is assessed on surrenders of, or partial withdrawals from, the policy. A surrender charge may also be referred to as a "contingent deferred sales charge."

Target Account--A separate account established and registered as a management investment company under the 1940 Act to which premium payments under the policies may be allocated.

Target Series Subaccount--A subdivision within the target account, the assets of which are invested in common stocks selected according to a specified investment strategy.

Valuation Period--The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments--Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the mutual fund account or the target account.

Written Notice or Written Request--Written notice, signed by the owner, that gives PFL the information it requires and is received at the administrative and service office. For some transactions, PFL may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements PFL establishes for such notices.

In order to supplement the description in the prospectus, the following provides additional information about PFL and the policy, which may be of interest to a prospective purchaser. Words printed in italics in this Statement of Additional Information are defined in the Glossary of Terms, found on page 4.


                         THE POLICY--GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an application and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with PFL's consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.

Unless PFL has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

A successor owner can be named in the application, information provided in lieu thereof, or in a written notice. The successor owner will become the new owner upon your death, if you predecease the annuitant. If no successor owner survives you and you predecease the annuitant, your estate will become the owner.

Note carefully. If the owner does not name a contingent owner, the owner's estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless PFL has received written notice of the trust as a successor owner signed prior to the owner's death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by PFL.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner or successor owner, the change will take effect as of the date the owner signs the written notice, subject to any payment PFL has made or action PFL has taken before recording the change. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred (except to the owner's spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the successor owner within five years of the owner's death, or payments must be made for a period certain or for the successor owner's lifetime so long as any period certain does not exceed that successor owner's life expectancy, if the first payment begins within one year of your death.

Entire Policy

The policy, any endorsements thereon, the application, or information provided in lieu thereof constitute the entire contract between PFL and the owner. All statements in the application are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the application or information provided in lieu thereof.

Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, PFL will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by PFL shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by PFL due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to PFL.

Addition, Deletion, or Substitution of Investments

PFL cannot and does not guarantee that any of the mutual fund subaccounts or target series subaccounts will always be available for premium payments, allocations, or transfers. PFL retains the right, subject to any applicable law, to make certain changes in the mutual fund account and its investments. PFL reserves the right to eliminate the shares of any portfolio held by a mutual fund subaccount and to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in PFL's judgment, investment in any portfolio would be inappropriate in view of the purposes of the mutual fund account. To the extent required by the Investment Company Act of 1940, (the "1940 Act"), as amended, substitutions of shares attributable to your interest in a mutual fund subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission ("SEC"). PFL retains the right, subject to any applicable law, to make certain changes in the target account and its investments. PFL reserves the right to eliminate a target series subaccount if, in PFL's judgment, investment in any target series subaccount would be inappropriate in view of the purposes of the policy or for any other reason. Nothing contained herein shall prevent the mutual fund account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of PFL, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by PFL. Each additional subaccount will purchase shares in a mutual fund portfolio, other investment vehicle, or, in the case of the target account, in shares of common stock. PFL may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, PFL will notify you and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, PFL will reinvest the amounts in the subaccount that invests in the Endeavor Money Market Portfolio (or in a similar portfolio of money market instruments), in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, PFL may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the mutual fund account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other mutual fund accounts, and the target account may be (i) operated in any form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other mutual fund accounts. To the extent permitted by applicable law, PFL also may transfer the assets of the mutual fund account or the target account associated with the policies to another account or accounts.

Excess Interest Adjustment

Money that you withdraw from (or transfer out of) a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a withdrawal, if interest rates set by PFL have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial withdrawals and transfers from the guaranteed period option, plus interest at the policy's minimum guaranteed effective annual interest rate of 3%. This is referred to as the EIA floor.

The formula that will be used to determine the excess interest adjustment is:

                               S* (G - C)* (M/12)

S = Gross amount being withdrawn that is subject to the excess interest adjustment

G = Guaranteed Interest Rate in effect for the policy

C = Current Guaranteed Interest Rate then being offered on new premiums for the next longer option period than "M". If this policy form or such an option period is no longer offered, "C" will be the U.S. Treasury rate for the next longer maturity (in whole years) than "M" on the 25th day of the previous calendar month, plus up to 2%.

M = Number of months remaining in the current option period, rounded up to the next higher whole number of months.

* = multiplication

 . = exponentiation


                                   Example 1
                       (Surrender, rates increase by 3%):


Single Premium:                                   $50,000
Guarantee Period:                                 5 Years
Guarantee Rate:                                   5.50% per annum
Surrender:                                        Middle of Contract Year 3
Policy Value at middle of Contract Year 3         = 50,000* (1.055) . 2.5 = 57,161.18
Penalty Free Amount at middle of Contract Year 3  = 57,161.18* .10 = 5,716.12
Amount Subject to EIA                             = 57,161.18 - 5,716.12 = 51,445.06
EIA Floor                                         = 50,000* (1.03) . 2.5 = 53,834.80
Excess Interest Adjustment
 G = .055
 C = .085
 M = 30
Excess Interest Adjustment                        = S* (G - C)* (M/12)
                                                  = 51,445.06* (.055 - .085)* (30/12)
                                                  = -3,858.38, but excess interest adjustment
                                                  cannot cause the adjusted policy value to
                                                  fall below the EIA floor, so the adjustment
                                                  is limited to 53,834.80 - 57,161.18
                                                  = -3,326.38
Adjusted Policy Value ("APV")                     = PV + EIA = 57,161.18 + (-3,326.38)
                                                  = 53,834.80
Surrender Charges                                 = (50,000 - 5,716.12)* .06
                                                  = 2,657.03


Net Surrender Value at middle of Contract
  Year 3                                          = 53,834.80 - 2,657.03
                                                  = 51,177.77
                                                 Example 2
                                     (Surrender, rates decrease by 1%):
Single Premium:                                   $50,000
Guarantee Period:                                 5 Years
Guarantee Rate:                                   5.50% per annum
Surrender:                                        Middle of Contract Year 3
Policy Value at middle of Contract Year 3         = 50,000* (1.055) . 2.5 = 57,161.18
Penalty Free Amount at middle of Contract
  Year 3                                          = 57,161.18* .10 = 5,716.12
Amount Subject to EIA                             = 57,161.18 - 5,716.12 = 51,445.06
EIA Floor                                         = 50,000* (1.03) . 2.5 = 53,834.80
Excess Interest Adjustment
  G = .055
  C = .045
  M = 30
Excess Interest Adjustment                        = S* (G - C)* (M/12)
                                                  = 51,445.06* (.055 - .045)* (30/12)
                                                  = 1,286.13
Adjusted Policy Value                             = 57,161.18 + 1,286.13 = 58,447.31
Surrender Charges                                 = (50,000 - 5,716.12)* .06 = 2,657.03
Net Surrender Value at middle of Contract Year 3  = 58,447.31 - 2,657.03 = 55,790.28

On a partial withdrawal, PFL will pay the policyholder the full amount of withdrawal requested (as long as the policy value is sufficient). Amounts withdrawn will reduce the policy value by an amount equal to:

                                   R - E + SC

R    =   the requested partial withdrawal;

E    =   the excess interest adjustment; and

SC   =   the surrender charges on (EPW - E); where

EPW  =   the excess partial withdrawal amount.

                                   Example 3
                  (Partial Withdrawal, rates increase by 1%):

Single Premium:                                     $50,000
Guarantee Period:                                   5 Years
Guarantee Rate:                                     5.50% per annum
Partial Withdrawal:                                 $20,000; Middle of Contract Year 3
Policy Value at middle of Contract Year 3           = 50,000* (1.055) . 2.5 = 57,161.18
Penalty Free Amount at middle of Contract
 Year 3                                             = 57,161.18* .10 = 5,716.12
Excess Interest/Surrender Charge (SC) Adjustment
 S = 20,000 - 5,716.12 = 14,283.88
 G = .055
 C = .065
 M = 30
 E = 14,283.88* (.055 - .065)* (30/12) = - 357.10
 EPW = 20,000 - 5,716.12 = 14,283.88
 SC = .06* (14,283.88 - (- 357.10) = 878.46
Remaining Policy Value at middle of
 Contract Year 3                                    = 57,161.18 - (R - E + SC)
                                                    = 57,161.18 - (20,000 - (- 357.10) + 878.46)
                                                    = 35,925.62

                                   Example 4
                  (Partial Withdrawal, rates decrease by 1%):


Single Premium:                                     $50,000
Guarantee Period:                                   5 Years
Guarantee Rate:                                     5.50% per annum
Partial Withdrawal:                                 $20,000; Middle of Contract Year 3
Policy Value at middle of Contract Year 3           = 50,000* (1.055) . 2.5 = 57,161.18
Penalty Free Amount at middle of Contract Year 3    = 57,161.18* .10 = 5,716.12
Excess Interest/Surrender Charge Adjustment
 S = 20,000 - 5,716.12 = 14,283.88
 G = .055
 C = .045
 M = 30
 E = 14,283.88* (.055 - .045)* (30/12) = 357.10
 EPW = 20,000 - 5,716.12 = 14,283.88

 SC = .06* (14,283.88 - 357.10) = 835.61
Remaining Policy Value at middle of
 Contract Year 3                                    = 57,161.18 - (R - E + SC)
                                                    = 57,161.18 - (20,000 - 357.10 + 835.61)
                                                    = 36,682.67

Reallocation of Policy Values After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a mutual fund subaccount or of a target series subaccount then credited to a policy into an equal value of annuity units of one or more other mutual fund subaccounts, target series subaccounts, or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, PFL reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to PFL's administrative and service office. There is no charge assessed in connection with such reallocation. PFL reserves the right to limit the number of times a reallocation of annuity units may be made in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the mutual fund account.

Annuity Payment Options

During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but written notice of any election or change of election must be received by PFL at its administrative and service office at least thirty (30) days prior to the annuity commencement date. If no election is made prior to the annuity commencement date, annuity payments will be made under (i) Payment Option 3, life income with level payments for 10 years certain, using the existing adjusted policy value of the fixed account, or (ii) under Payment Option 3, life income with variable payments for 10 years certain using the existing policy value of the mutual fund account, or (iii) in a combination of (i) and (ii).


The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount PFL has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells PFL in writing and PFL agrees.


Variable Payment Options The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The tables are based on a 5% effective annual Assumed Investment Return and the "1983 Table a" (male, female, and unisex if required by law) mortality table improved to the year 2000 with projection Scale G. ("The 1983 Table a" mortality rates are adjusted based on improvements in mortality since 1983 to more appropriately reflect increased longevity. This is accomplished using a set of improvement factors referred to as projection scale G.) The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the mutual fund account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. The adjusted age is the annuitant's actual age nearest birthday, on the annuity commencement date, adjusted as follows:


                Annuity Commencement Date       Adjusted Age
                -------------------------       ------------
                Before 2001                     Actual Age
                2001-2010                       Actual Age minus 1
                2011-2020                       Actual Age minus 2
                2021-2030                       Actual Age minus 3
                2031-2040                       Actual Age minus 4
                After 2040                      As determined by PFL

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units and are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Adjusted Partial Withdrawal. The amount of your Guaranteed Minimum Death Benefit is reduced due to a partial withdrawal called the adjusted partial withdrawal. The reduction amount depends on the relationship between your Guaranteed Minimum Death Benefit and policy value. The adjusted partial withdrawal is equal to (1) multiplied by (2), where:

     (1) is the Gross Partial Withdrawals, where gross partial withdrawal = requested withdrawal - excess interest adjustment + surrender charges on (excess partial withdrawal - excess interest adjustment); and
     (2) is the adjustment factor = current death benefit prior to the withdrawal divided by the current policy value prior to the withdrawal.


The following examples describe the effect of a withdrawal on the Guaranteed Minimum Death Benefit and policy value.

--------------------------------------------------------------------------------
                                   Example 1
                                   ---------
                          (Assumed Facts for Example)
                          ---------------------------
--------------------------------------------------------------------------------
$75,000     current Guaranteed Minimum Death Benefit (GMDB) before withdrawal
--------------------------------------------------------------------------------
$50,000     current policy value before withdrawal
--------------------------------------------------------------------------------
$75,000     current death benefit (larger of policy value and GMDB)
--------------------------------------------------------------------------------
6%          current surrender charge percentage
--------------------------------------------------------------------------------
$15,000     requested withdrawal
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
$ 5,000     surrender charge-free amount (assumes 10% penalty free withdrawal is available)
-------------------------------------------------------------------------------------------
$10,000     excess partial withdrawal -EPW (amount subject to surrender charge)
-------------------------------------------------------------------------------------------
$   100     excess interest adjustment
            (assumes interest rates have decreased since initial guarantee)
-------------------------------------------------------------------------------------------
$   594     surrender charge on (EPW less EIA) = 0.06* (10,000 - 100)
-------------------------------------------------------------------------------------------
$10,194     reduction in policy value due to excess partial withdrawal = 10,000 - 100 + 594
-------------------------------------------------------------------------------------------
$23,241     adjusted partial withdrawal = (5,000 + 10,494) * (75,000/50,000)
-------------------------------------------------------------------------------------------
$51,759     New GMDB  (after withdrawal) = 75,000 - 23,241
-------------------------------------------------------------------------------------------
$34,506     New policy value (after withdrawal) = 50,000 - 15,494
-------------------------------------------------------------------------------------------

Summary:
--------
Reduction in guaranteed minimum death benefit       = $23,241
Reduction in policy value                           = $15,494

Note, guaranteed minimum death benefit is reduced more than the policy value since the guaranteed minimum death benefit was greater than the policy value just prior to the withdrawal.

-------------------------------------------------------------------------------------------
                                   Example 2
                                   ---------
                          (Assumed Facts for Example)
                          ---------------------------
-------------------------------------------------------------------------------------------
$50,000    current Guaranteed Minimum Death Benefit (GMDB) before withdrawal
-------------------------------------------------------------------------------------------
$75,000    current policy value before withdrawal
-------------------------------------------------------------------------------------------
$75,000    current death benefit (larger of policy value and GMDB)
-------------------------------------------------------------------------------------------
6%         current surrender charge percentage
-------------------------------------------------------------------------------------------
$15,000    requested withdrawal
-------------------------------------------------------------------------------------------
$ 7,500    surrender charge-free amount (assumes 10% penalty free withdrawal is available)
-------------------------------------------------------------------------------------------
$ 7,500    excess partial withdrawal -EPW (amount subject to surrender charge)
-------------------------------------------------------------------------------------------
$  -100    excess interest adjustment
           (assumes interest rates have increased since initial guarantee)
-------------------------------------------------------------------------------------------
$   456    surrender charge on (EPW less EIA) = 0.06*[(7500-(-100)]
-------------------------------------------------------------------------------------------
$ 8,056    reduction in policy value due to EPW= 7500-(-100)+456 =7500+100+456
-------------------------------------------------------------------------------------------
$15,556    adjusted partial withdrawal = (7,500 + 8056) * (75,000/75,000)
-------------------------------------------------------------------------------------------
$34,444    New GMDB (after withdrawal) = 50,000 - 15,556
-------------------------------------------------------------------------------------------
$59,444    New policy value (after withdrawal) = 75,000 - 15,556
-------------------------------------------------------------------------------------------


Summary:
Reduction in guaranteed minimum death benefit       = $15,556
Reduction in policy value                           = $15,556

Note, the guaranteed minimum death benefit and policy value are reduced by the same amount since the policy value was higher than the guaranteed minimum death benefit just prior to the withdrawal.

Due proof of death of the annuitant is proof that the annuitant that is the owner died prior to the commencement of annuity payments. Upon receipt of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as PFL has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

If the annuitant was the owner, and the beneficiary was not the annuitant's spouse, the death benefit must (1) be distributed within five years of the date of the deceased owner's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the beneficiary's lifetime or for a period certain (so long as any certain period does not exceed the beneficiary's life expectancy). Death proceeds, which are not paid to or for the benefit of a natural person, must be distributed within five years of the date of the deceased owner's death. If the sole beneficiary is the deceased owner's surviving spouse, such spouse may elect to continue the policy as the new annuitant and owner instead of receiving the death benefit.

If the annuitant is not the owner, and the owner dies prior to the annuity commencement date, a successor owner may surrender the policy at any time for the amount of the adjusted policy value. If the successor owner is not the deceased owner's spouse, however, the adjusted policy value must be distributed:
(1) within five years after the date of the deceased owner's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the successor owner's lifetime or for a period certain (so long as any period certain does not exceed the successor owner's life expectancy).

Beneficiary. The beneficiary designation in the application will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to PFL. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by PFL. PFL will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally.

Death of Owner

Federal tax law requires that if any owner (including any joint owner or any successor owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See "Certain Federal Income Tax Consequences" for a detailed description of these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the policy. An assignment will not be binding on PFL until a copy has been filed at its administrative and service office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. PFL assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with PFL, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival

PFL reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until PFL receives such evidence.

Non-Participating

The policy will not share in PFL's surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by PFL and approved by one of PFL's officers. No registered representative has authority to change or waive any provision of the policy.

PFL reserves the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their spouse or minor children, or by an officer, director, trustee or bona-fide full-time employee of PFL or its affiliated companies or their spouse or minor children. In such a case, PFL may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs PFL experiences on those purchases. The credit will be reported to the Internal Revenue Service as taxable income to the employee or registered representative. PFL may offer certain employer sponsored savings plans, in its discretion reduced fees and charges including, but not limited to, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which PFL is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

                    CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, as amended, proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner's date of death or be used to purchase an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the "designated beneficiary" as defined in section 72(s) of the Code. However, if upon such owner's death prior to the annuity commencement date, such owner's surviving spouse becomes the sole new owner under the policy, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the designated beneficiary of an owner/annuitant and the successor owner is the designated beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

Withholding. The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. For certain qualified policies, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified policies, "eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

Qualified Policies. The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into our policy administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

PFL makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) the total premium payments for any calendar year may not exceed $2,000, except in the case of a rollover amount or contribution under Section 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; and
(vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value. Policies intended to qualify as a traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

Section 408 of the Code also indicates that no part of the funds for a traditional individual retirement account or annuity should be invested in a life insurance contract, but the regulations thereunder allow such funds to be invested in an annuity contract that provides a death benefit that equals the greater of the premiums paid or the cash value for the contract. The policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the policy under Section 408 of the Code. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the policy, comports with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $2,000. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made from assets which have been held in the account for 5 tax years and are made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000) or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are the same.


Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in an pension or profit sharing plan. Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political sub-divisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Non-natural Persons. Pursuant to Section 72(u) of the Code, an annuity contract held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the policy value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the premium payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. For these purposes, the policy value at year-end may have to be increased by any positive excess interest adjustment, which could result from a full surrender at such time. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and the owner should contact a competent tax adviser with respect to the potential tax consequences of an excess interest adjustment. Notwithstanding the preceding sentences in this paragraph, Section 72(u) of the Code does not apply to (i) a policy the nominal owner of which is not a natural person but the beneficial owner of which is a natural person, (ii) a policy acquired by the estate of a decedent by reason of such decedent's death, (iii) a qualified policy (other than one qualified under Section 457) or
(iv) a single-payment annuity the annuity commencement date for which is no later than one year from the date of the single premium payment; instead, such policies are taxed as described above under the heading "Taxation of Annuities."


Taxation of PFL

PFL at present is taxed as a life insurance company under part I of Subchapter L of the Code. The mutual fund account and the target account are treated as part of PFL and, accordingly, will not be taxed separately as "regulated investment companies" under Subchapter M of the Code. PFL does not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the mutual fund account or the target account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the mutual fund account or the target account for federal income taxes. If, in future years, any federal income taxes are incurred by PFL with respect to the mutual fund account or the target account, PFL may make a charge to that account.

                             INVESTMENT EXPERIENCE

A "net investment factor" is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a mutual fund subaccount or target series subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the mutual fund subaccount or target series subaccount by the accumulation unit value of the mutual fund subaccount or target series subaccount as of the end of the valuation period during which the allocation is made. For each mutual fund subaccount or target series subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying funds less any applicable charges or fees.

Upon allocation to the selected mutual fund subaccount or target series subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the application is completed, whichever is later. The value of an accumulation unit was arbitrarily established at $1 (except the target subaccounts, which were established at $10) at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for trading.

For the mutual fund account, an index (the "net investment factor") which measures the investment performance of a subaccount during a valuation period is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The net investment factor for any mutual fund subaccount or target series subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

     (a) is the net result of:

         (1) the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

         (2) the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus


         (3) a per share credit or charge for any taxes determined by PFL to have resulted during the valuation period from the investment operations of the subaccount;

     (b) is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period.


     (c) is the charge for mortality and expense risk during the valuation period, equal on an annual basis to 1.25% (for both the 5% Annually Compounding Death Benefit and the Double Enhanced Death Benefit) and 1.10% (for the Return of Premium Death Benefit) of the daily net asset value of the subaccount, plus the 0.15% administrative charge plus the distribution financing charge of 0.15%. The distribution financing charge is assessed only during the first seven policy years and prior to the annuity commencement date.

 Illustration of Mutual Fund Account and Target Account Accumulation Unit Value
                                  Calculations

       Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor = (A + B - C) - E
                         ---------
                             D

Where: A =_____The net asset value of an underlying fund share as of the end of the current valuation period.
               Assume.................................................A = $11.57

       B =_____The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
               Assume.................................................B = 0

       C =_____The per share charge or credit for any taxes reserved for at the end of the current valuation period.
               Assume.................................................C = 0

     D =____The net asset value of an underlying fund share at the end of the immediately preceding valuation period.
            Assume................................................._D = $11.40

     E =____The daily deduction for the mortality and expense risk fee, the administrative charge, and the distribution financing charge, which totals 1.55% on an annual basis for the first seven years and 1.40% thereafter. On a daily basis, E equals .0000421409 for the first seven years and .0000380909 thereafter.


Then, the net investment factor = (11.57 + 0 - 0) - .0000421409 = Z = 1.0148701398
                                  ---------------
                                      (11.40)

for the first seven years, and (11.57 + 0 - 0) - 0000380909 = 1.0148741898 thereafter.
                               ---------------
                                    11.40
                          Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B
Where: A =____The accumulation unit value for the immediately preceding valuation period.
              Assume..................................................................... = $ X

       B =____The net investment factor for the current valuation period.
              Assume..................................................................... = Y

Then, the accumulation unit value = $ X * Y = $ Z

Annuity Unit Value and Annuity Payment Rates

For both the mutual fund account and the target account, the amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed interest rate of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the assumed rate. The value of a variable annuity unit in each subaccount was established at $1.00 on the date operations began for that subaccount. For the mutual fund account, the value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

  (a) is the variable annuity unit value on the immediately preceding business day;

  (b) is the net investment factor for the valuation period; and

  (c) is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

For the target account, at the end of each valuation period, the annuity unit value is established by multiplying the value of an annuity unit determined at the end of the immediately preceding valuation period by a net investment factor for the current valuation period, and then multiplying that product by an investment result adjustment factor for the purpose of offsetting the effect of an assumed investment return of 5.0% per annum which is assumed in the annuity conversion rates for the contracts. The net investment factor for the target series subaccounts is very similar to the net investment factor for the mutual fund account, except that it is based upon the value of the assets in the subaccount, instead of the net asset value for a mutual fund share. The net investment factor includes a charge for mortality and expense risks, that is, the mortality and expense risk fee, and administrative charge.

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant.

              Illustration of Calculations for Annuity Unit Value
                         and Variable Annuity Payments

          Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C

Where: A =____annuity unit value for the immediately preceding valuation period.
              Assume..................................................... = $ X

       B =____Net investment factor for the valuation period for which the annuity unit value is being calculated.
              Assume..................................................... = Y

       C =____A factor to neutralize the assumed interest rate of 5% built into the Annuity Tables used.
              Assume..................................................... = Z

Then, the annuity unit value is:
            $ X * Y * Z = $ Q

               Formula and Illustration for Determining Amount of
                     First Monthly Variable Annuity Payment

First monthly variable annuity payment = A * B
                                         -----
                                          $1,000

Where: A =____The adjusted policy value as of the annuity commencement date.
              Assume..................................................... = $ X

       B =____The Annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
              Assume..................................................... = $ Y

Then, the first monthly variable annuity payment = $ X * $ Y = $ Z
                                                   ---------
                                                     1,000

      Formula and Illustration for Determining the Number of Annuity Units
              Represented by Each Monthly Variable Annuity Payment

Number of annuity units =   A
                            -
                            B

Where: A =____The dollar amount of the first monthly variable annuity payment.
              Assume...................................................... = $ X

       B =____The annuity unit value for the valuation date on which the first monthly payment is due.
              Assume...................................................... = $ Y

Then, the number of annuity units   $ X = Z
                                    ---
                                    $ Y

              FAMILY INCOME PROTECTOR - HYPOTHETICAL ILLUSTRATION

The amounts shown below are hypothetical guaranteed minimum monthly payment amounts under the "family income protector" for a $100,000 premium when annuity payments do not begin until the rider anniversary indicated in the left-hand column. These figures assume the following:

 .  there were no subsequent premium payments or withdrawals;
 .  there were no premium taxes;
 .  the $100,000 premium is subject to the family income protector;
 .  the annuitant is (or both annuitants are) 60 years old when the rider is issued;
 .  the annual growth rate is 6.0% (once established an annual growth rate will not change during the life of the family income protector rider); and . there was no upgrade of the minimum annuitization value.

Six different annuity payment options are illustrated: a male annuitant, a female annuitant and a joint and survivor annuity, each on a Life Only and a Life with 10-Year Certain basis. The figures below, which are the amount of the first monthly payment, are based on an assumed investment return of 3%. Subsequent payments will never be less than the amount of the first payment (although subsequent payments are calculated using a 5% assumed investment return).

Illustrations of guaranteed minimum payments based on other assumptions will be provided upon request.


Life Only = Life Annuity with No Period Certain        Life 10 = Life Annuity with 10 Years Certain

=======================================================================================================
  Rider Anniversary at        Male                      Female                    Joint & Survivor
  Exercise Date
=======================================================================================================
                              Life Only   Life 10       Life Only   Life 10       Life Only   Life 10
-------------------------------------------------------------------------------------------------------
              10 (age 70)      $1,135      $1,067        $  976      $  949        $  854      $  852
-------------------------------------------------------------------------------------------------------
              15                1,833       1,634         1,562       1,469         1,332       1,318
-------------------------------------------------------------------------------------------------------
              20 (age 80)       3,049       2,479         2,597       2,286         2,145       2,078
=======================================================================================================

This hypothetical illustration should not be deemed representative of past or future performance of any underlying variable investment option.

Withdrawals will affect the minimum annuitization value as follows: Each policy year, withdrawals up to the limit of the total free amount (the minimum annuitization value on the last policy anniversary multiplied by the annual growth rate) reduce the minimum annuitization value on a dollar-for-dollar basis. Withdrawals over this free amount will reduce the minimum annuitization value on a pro rata basis by an amount equal to the minimum annuitization value immediately prior to the excess withdrawal multiplied by the percentage reduction in the policy value resulting from the excess withdrawal. The free amount will always be a relatively small fraction of the minimum annuitization value.

The amount of the first payment provided by the family income protector will be determined by multiplying each $1,000 of minimum annuitization value by the applicable annuity factor shown on Schedule I of the family income protector rider. The applicable annuity factor depends upon the annuitant's (and joint annuitant's, if any) sex (or without regard to gender if required by law), age, and the family income protector payment option selected and is based on a guaranteed interest rate of 3% and the "1983 Table a" mortality table improved to the year 2000 with projection Scale G. Subsequent payments will be calculated as described in the family income protector rider using a 5% assumed investment return. Subsequent payments may fluctuate annually in accordance with the investment performance of the annuity subaccounts. However, subsequent payments are guaranteed to never be less than the initial payment.

The stabilized payment on each subsequent policy anniversary after annuitization using the family income protector will equal the greater of the initial payment or the payment supportable by the annuity units in the selected subaccounts.
The supportable payment is equal to the number of variable annuity units in the selected subaccounts multiplied by the variable annuity unit values in those subaccounts on the date the payment is made. The variable annuity unit values used to calculate the supportable payment will assume a 5% assumed investment return. If the supportable payment at any payment date during a policy year is greater than the stabilized payment for that policy year, the excess will be used to purchase additional annuity units. Conversely, if the supportable payment at any payment date during a policy year is less than the stabilized payment for that policy year, there will be a reduction in the number of annuity units credited to the policy to fund the deficiency. In the case of a reduction, you will not participate as fully in the future investment performance of the subaccounts you selected since fewer annuity units are credited to your policy. Purchases and reductions will be allocated to each subaccount on a proportionate basis.

PFL bears the risk that it will need to make payments if all annuity units have been used in an attempt to maintain the stabilized payment at the initial payment level. In such an event, PFL will make all future payments equal to the initial payment. Once all the annuity units have been used, the amount of your payment will not increase or decrease and will not depend upon the performance of any subaccounts. To compensate PFL for this risk, a stabilized payment fee will be deducted.

                          HISTORICAL PERFORMANCE DATA

Money Market Yields

PFL may from time to time disclose the current annualized yield of the Endeavor Money Market Subaccount, which invests in the Endeavor Money Market Portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Endeavor Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the Endeavor Money Market Subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges; (ii) the mortality and expense risk fee, and (iii) the distribution financing charge. Current yield will be calculated according to the following formula:

                   Current Yield = ((NCS - ES)/UV) * (365/7)

Where:
NCS =____The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES   =____Per unit expenses of the subaccount for the 7-day period.

UV   =____The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the Endeavor Money Market Subaccount will be lower than the yield for the Endeavor Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes that may be applicable to a particular policy.

PFL may also disclose the effective yield of the Endeavor Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

               Effective Yield = (1 + ((NCS - ES)/UV))/365/7/ - 1

Where:
NCS =____The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES   =____Per unit expenses of the subaccount for the 7-day period.

UV   =____The unit value on the first day of the 7-day period.

The yield on amounts held in the Endeavor Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Endeavor Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Endeavor Money Market Portfolio, the types and quality of portfolio securities held by the Endeavor Money Market Portfolio and its operating expenses. For the seven days ended December 31, 1998, the yield of the Endeavor Money Market Subaccount was 3.083%, and the effective yield was 3.130% for the 5% Annually Compounding Death Benefit and the Double Enhanced Death Benefit. For the seven days ended December 31, 1998, the yield of the Endeavor Money Market Subaccount was 3.236%, and the effective yield was 3.288% for the Return of Premium Death Benefit.

Other Subaccount Yields

PFL may from time to time advertise or disclose the current annualized yield of one or more of the mutual fund subaccounts and the target series subaccounts (except the Endeavor Money Market Subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by
(ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charges; (ii) the mortality and expense risk fee; and (iii) the distribution financing charge. The 30-day yield is calculated according to the following formula:

                Yield = 2 * ((((NI - ES)/(U - UV)) + 1)/6/ - 1)

Where:
NI   =____Net investment income of the subaccount for the 30-day period attributable to the subaccount's unit.

ES   =____Expenses of the subaccount for the 30-day period.

U    =____The average number of units outstanding.

UV   =____The unit value at the close (highest) of the last day in the 30-day period.

Because of the charges and deductions imposed by the mutual fund account, the yield for a mutual fund subaccount will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes that may be applicable to a particular policy.

The yield on amounts held in the mutual fund subaccounts and the target series subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The types and quality of its investments and its operating expenses affect a subaccount's actual yield.

Total Returns

PFL may from time to time also advertise or disclose total returns for one or more of the mutual fund subaccounts or the target series subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which PFL calculates on each business day based on the performance of the mutual fund account's underlying portfolio, and the target series subaccount's common shares, and the deductions for the mortality and expense risk fee, the distribution financing charges, and the administrative charges. The total return for each target series subaccount will also reflect the manager's fee and other operating expenses. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

                               P (1 + T)/N/ = ERV

Where:
T    =____The average annual total return net of subaccount recurring charges.

ERV =____The ending redeemable value of the hypothetical account at the end of the period.

P    =____A hypothetical initial payment of $1,000.

N    =____The number of years in the period.

Other Performance Data

PFL may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

PFL may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula.

                              CTR = (ERV / P) - 1

Where:
CTR =____The cumulative total return net of subaccount recurring charges for the period.

ERV =____The ending redeemable value of the hypothetical investment at the end of the period.

P    =____A hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data for the same period, as well as for the required period, is also disclosed.

Adjusted Historical Performance Data--The Mutual Fund Account

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular mutual fund subaccount commenced operations. Such performance information for the mutual fund subaccounts will be calculated based on the performance of the various portfolios and the assumption that the mutual fund subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

                               THE TARGET ACCOUNT

What is the Investment Strategy?

The objective of each of the target series subaccounts is to provide an above-average total return through a combination of dividend income and capital appreciation. While the objectives of the target series subaccounts are the same, each target series subaccount follows a different investment strategy (set forth below) in order to achieve its stated objective.

Each target series subaccount will initially invest in equal amounts in the common stock described below for each target series subaccount (the common shares) determined as of a specified business day (initial stock selection date). The Dow(SM) Target 10 Subaccount will invest in the common stock of the ten companies in the DJIA that have the highest dividend yield. The Dow(SM) Target 5 Subaccount will invest in the common stock of the five companies with the lowest per share stock price of the ten companies in The Dow(SM) Target 10 Subaccount. These stocks will be held for approximately one year.

At the initial stock selection date, a percentage relationship among the number of common shares in a target series subaccount will be established. When additional funds are deposited into the target series subaccount, additional common shares will be purchased in such numbers reflecting as nearly as practicable the percentage relationship of the number of common shares established at the initial purchase. Sales of common shares by the target series subaccount will likewise attempt to replicate the percentage relationship of common shares. The percentage relationship among the number of common shares in the target series subaccount should therefore remain stable. However, given the fact that the market price of such common shares will vary throughout the year, the value of the common shares of each of the companies as compared to the total assets of the target series subaccount will fluctuate during the year, above and below the proportion established on a stock selection date. On the last business day of the 12-month period following the preceding stock selection date (annual stock selection date), a new percentage relationship will be established among the number of common shares described above for each target series subaccount on such date. Common shares may be sold or new equity securities bought so that the target series subaccount is equally invested in the common stock of each company meeting the target series subaccount's investment criteria. Thus the target series subaccount may or may not hold equity securities of the same companies as the previous year. Any purchase or sale of additional common shares during the year will duplicate, as nearly as practicable, the percentage relationship among the number of common shares as of the annual stock selection date since the relationship among the value of the common shares on the date of any subsequent transactions may be different than the original relationship among their value.

The yield for each equity security listed on the DJIA is calculated by annualizing the last quarterly or semi-annual ordinary dividend declared and dividing the result by the market value of such equity security as of the close of business on the stock selection date.

The publishers of the DJIA are not affiliated with PFL, Endeavor Management Co., or First Trust Advisers L.P. and have not participated in the creation of the target series subaccounts or the selection of the equity securities included therein. Any changes in the components of any of the respective indices made after a stock selection date will not cause a change in the identity of the common shares included in a target series subaccount, including any additional common shares purchased thereafter, until the next annual stock selection date.

Investors should note that the above criteria were applied and will in the future be applied to the common shares selected for inclusion in the target series subaccounts as of the respective stock selection date. Additional common shares, which were originally selected through this process, may be purchased throughout the year, as investors may continue to invest in the target series subaccounts, even though the yields on these common shares may have changed subsequent to the previous stock selection date. These common shares may no longer be included in the index, or may not meet a target series subaccount's selection criteria at that time, and therefore, such common shares would no longer be chosen for inclusion in the target series subaccounts if the selection process were to be performed again at that time. The equity securities selected as common shares and the percentage relationship among the number of shares will not change for purchase or sales by a target series subaccount until the next annual stock selection date.

Determination of Unit Value; Valuation of Securities

PFL determines the unit value of each target series subaccount each business day. This daily determination of unit value is made by dividing the total assets of a target series subaccount, less all of its liabilities, by the total number of units outstanding at the time the determination is made. This is made as of the close of regular trading on the New York Stock Exchange, currently 4:00 p.m. New York time, unless the Exchange closes earlier. Purchases and redemptions will be effected at the time of determination of unit value next following the receipt of any purchase or redemption order deemed to be in good order.

Equity securities are valued at the last sale price on the exchange on which they are primarily traded or at the ask price on the NASDAQ system for unlisted national market issues, or at the last quoted bid price for securities in which there were no sales during the day or for unlisted securities not reported on the NASDAQ system. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates fair value as determined by the Board of Managers. Futures and option contracts that are traded on commodities or securities exchanges are normally valued at the settlement price on the exchange on which they are traded. Securities (other than short-term obligations) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Board of Managers of the target series subaccounts.

The Board of Managers

The members of the Board of Managers of the target account, and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Unless otherwise indicated, the address of each member is 2101 East Coast Highway, Suite 300, Corona del Mar, California 92625.

      Name, Age and Address             Held With Registrant                     During Past 5 Years
      ---------------------             --------------------                     -------------------
*Vincent J. McGuinness,            President, Chief Financial       From February, 1997 to December 1997,
 Jr. (34)                          Officer (Treasurer),             Executive Vice-President, Chief of
                                   and Manager                      Operations, since March 1997, Director, since
                                                                    December, 1997, Chief Operating Officer and
                                                                    since June, 1998, Chief Financial Officer of
                                                                    Endeavor Group; from September, 1996 to June,
                                                                    1997, and since June 1998, Chief Financial
                                                                    Officer, since May, 1996, Director, and from
                                                                    June, 1997 to October, 1998, Executive Vice
                                                                    President--Administration and since October
                                                                    1998, President of Endeavor Management Co.;
                                                                    since August, 1996, Chief Financial Officer
                                                                    of VJM Corporation; from May, 1996 to January
                                                                    1997, Executive Vice President and Director
                                                                    of Sales, Western Division of Endeavor Group;
                                                                    since May, 1996, Chief Financial Officer of
                                                                    McGuinness & Associates; from July, 1993 to
                                                                    August, 1995 Rocky Mountain Regional
                                                                    Marketing Director for Endeavor Group;
                                                                    President, Chief Financial Officer, and
                                                                    Trustee of Endeavor Series Trust.

*Vincent J. McGuinness (64)        Manager                          Chairman, Chief Executive Officer and
                                                                    Director of McGuinness & Associates, Endeavor
                                                                    Group, VJM Corporation (oil and gas), until
                                                                    July, 1996 McGuinness Group (insurance
                                                                    marketing) and until January, 1994 Swift
                                                                    Energy Marketing Company and since September,
                                                                    1988 Endeavor Management Co.; President of
                                                                    VJM Corporation and until October, 1998,
                                                                    Endeavor Management Co. and, since February,
                                                                    1996, McGuinness & Associates; Trustee,
                                                                    Endeavor Series Trust.

Timothy A. Devine (64)             Manager                          Vice President, Plant Control, Inc.
1424 Dolphin Terrace                                                (landscape contracting and maintenance);
Corona del Mar, California                                          Trustee, Endeavor Series Trust.
92625

Thomas J. Hawekotte (64)           Manager                          President, Thomas Hawekotte, P.C. (law
6007 North Sheridan Road                                            practice); Trustee, Endeavor Series Trust.
Chicago, Illinois 60660

Steven L. Klosterman (47)          Manager                          Since July, 1995, President of Klosterman
5973 Avenida Encinas, #300                                          Capital Corporation (investment adviser);
Carlsbad, California 92008                                          Investment Counselor, Robert J. Metcalf &
                                                                    Associates, Inc. (investment adviser) from
                                                                    August, 1990 to June, 1995; Trustee, Endeavor
                                                                    Series Trust.

      Name, Age and Address             Held With Registrant                    During Past 5 Years
      ---------------------             --------------------                    -------------------
Halbert D. Lindquist (53)          Manager                         President, Lindquist, Stephenson & White
1650 E. Fort Lowell Road                                           (investment adviser) and since December, 1987
Suite 203                                                          Tucson Asset Management Inc. (commodity
Tucson, Arizona 85719-2324                                         trading advisor), and since November, 1987,
                                                                   Presidio Government Securities, Incorporated
                                                                   (broker-dealer); since January 1998, Chief
                                                                   Investment Officer, Blackstone Alternative
                                                                   Asset Management, Trustee, Endeavor Series
                                                                   Trust.

Keith H. Wood (63)                 Manager                         Since 1972, Chairman and Chief Executive
                                                                   Officer of Jamison, Eaton & Wood (investment
                                                                   adviser) and since 1978 to December 1997,
                                                                   President of Ivory & Sime International, Inc.
                                                                   (investment adviser); Trustee, Endeavor
                                                                   Series Trust.

Peter F. Muratore (67)             Manager                         From June, 1989 to March 1998, President of
Too Far                                                            OCC Distributors (broker/dealer), a
Posthouse Road                                                     subsidiary of Oppenheimer Capital.
Morristown, NJ  07960

*William. L. Busler (56)           Manager                         President, PFL Life Insurance Company;
4333 Edgewood Road N.E.                                            Trustee, Endeavor Series Trust.
Cedar Rapids, Iowa 52499-0001

Michael Pond (45)                  Executive Vice President -      Since November 1, 1998, Executive Vice
                                   Administration and              President - Administrator and Compliance of
                                   Compliance                      Endeavor Group and Endeavor Management Co.
                                                                   and Chief Investment Officer of Endeavor
                                                                   Management Co.  From November, 1991 to
                                                                   November, 1996, Chairman and President, the
                                                                   Preferred Group of Mutual Funds; from
                                                                   October, 1989 to November, 1996, President of
                                                                   Caterpillar Securities, Inc. and Caterpillar
                                                                   Investment Manager, Ltd.

Pamela A. Shelton (50)             Secretary                       Since October, 1993, Executive Secretary to
                                                                   Chairman of the Board and Chief Executive
                                                                   Officer of, and since April, 1996, Secretary
                                                                   of McGuinness & Associates, Endeavor Group,
                                                                   VJM Corporation, McGuinness Group (until
                                                                   July, 1996) and Endeavor Management Co.;
                                                                   Secretary, Endeavor Series Trust.

------------------

* An "interested person" of the target account as defined in the 1940 Act. + Vincent J. McGuinness, Jr. is the son of Vincent J. McGuinness.

The "rules and regulations" of the target account provide that the target account will indemnify its Board of Managers and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the target account, except if it is determined in the manner specified in the rules and regulations that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the target account or that such indemnification would relieve any officer or member of the Board of Managers of any liability to the target account or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. The target account, at its expense, provides liability insurance for the benefit of its Board of Managers and officers.

Compensation. For the period ended December 31, 1998, the following compensation was paid to members of the Board of Managers:

                                                   Aggregate Compensation    Total Compensation From Account and
Name of Person                                          From Account             Fund Complex Paid to Managers
--------------                                          ------------             -----------------------------
Vincent J. McGuinness ............................           -0-                               -0-
Timothy A. Devine ................................         $700.00                          $13,075.00
Thomas J. Hawekotte ..............................         $700.00                          $13,075.00
Steven L. Klosterman .............................         $700.00                          $13,075.00
Halbert D. Lindquist .............................         $350.00                          $ 8,225.00
R. Daniel Olmstead  (retired as of 12/31/98) .....         $700.00                          $13,075.00
Keith H. Wood ....................................         $700.00                          $13,075.00
Vincent J. McGuinness, Jr. .......................           -0-                               -0-
William L. Busler ................................           -0-                               -0-
Peter F. Muratore ................................         $700.00                          $ 6,700.00

The Investment Advisory Services

First Trust Advisors L.P. (the "adviser") is the target account's investment adviser. The adviser manages the assets of each target series subaccount, consistent with the investment objective and policies described herein and in the prospectus, pursuant to an investment advisory agreement (the "advisory agreement") with Endeavor Management Co., the target account's manager.

The adviser's address is 1001 Warrenville Road, Lisle, Illinois 60532. First Trust Advisers L.P. is a limited partnership with one limited partner, Grace Partners of Dupage L.P., and one general partner, Nike Securities Corporation. Grace Partners of Dupage L.P. is a limited partnership with one general partner, Nike Securities Corporation, and a number of limited partners. Nike Securities Corporation is an Illinois corporation controlled by Robert Donald Van Kampen.


Under the advisory agreement, the investment adviser provides each target series subaccount with discretionary investment services. Specifically, the adviser is responsible for supervising and directing the investments of each target series subaccount in accordance with each target series subaccount's investment objective, program, and restrictions as provided in the prospectus and this Statement of Additional Information. The investment adviser is also responsible for effecting all security transactions on behalf of each target series subaccount.

As compensation for its services, the adviser receives a fee of 0.35% of the average daily net assets of each target series subaccount, which is paid by the manager. Each target series subaccount's advisory agreement also provides that the adviser, its directors, officers, employees, and certain other persons performing specific functions for the target series subaccounts will only be liable to the target series subaccount for losses resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duty. The amount that Endeavor Management Co. paid to the adviser during 1998 was $19,594.

The adviser is also the portfolio supervisor of certain unit investment trusts sponsored by Nike Securities L.P. ("Nike Securities") which are substantially similar to the target series subaccounts in that they have the same investment objectives as the target series subaccounts but have a life of approximately one year. Nike Securities specializes in the underwriting, trading and distribution of unit investment trusts and other securities. Nike Securities, an Illinois limited partnership formed in 1991, acts as sponsor for successive series of The First Trust Combined Series, The First Trust Special Situations Trust, the First Trust Insured Corporate Trust, The First Trust of Insured Municipal Bonds and the First Trust GNMA. First Trust introduced the first insured unit investment trust in 1974 and to date more than $11 billion in First Trust unit investment trusts have been deposited.

The Manager

The target account is managed by Endeavor Management Co. ("the manager") which, subject to the supervision and direction of the target account's Board of Managers, has overall responsibility for the general management and administration of the target account. Vincent J. McGuinness, a member of the Board of Managers of the target account, together with his family members and trusts for the benefit of his family members, own all of Endeavor Management Co.'s outstanding common stock. Mr. McGuinness is Chairman and Chief Executive Officer of Endeavor Management Co.

The manager is responsible for providing investment management to the target account and in the exercise of such responsibility selects an investment adviser for each of the target series subaccounts (the "adviser") and monitors the adviser's investment program and results, reviews brokerage matters, oversees compliance by the target account with various federal and state statutes, and carries out the directives of the Board of Managers. The manager is responsible for providing the target account with office space, office equipment, and personnel necessary to operate and administer the target account's business, and also supervises the provision of services by third parties such as the target account's custodian, transfer agent and administrator. Pursuant to an administration agreement, First Data Investor Services Group, Inc. assists the manager in the performance of its administrative responsibilities to the target account. For its administrative responsibilities, the target account pays First Data Investor Services Group a fee of $10,000 per annum per subaccount and any out-of-pocket fees of the expenses.

As compensation for its services, the manager receives a fee equal to 0.75% of the average daily net assets of each target series subaccount. The amount that the target account paid the manager during 1998 was $38,590.

Operating Expenses

In addition to the management fees, the target account pays all expenses not assumed by the manager, including, without limitation, expenses for legal, accounting and auditing services, interest, taxes, costs of printing and distributing reports to shareholders, proxy materials and prospectuses, charges of its custodian, transfer agent and dividend disbursing agent, registration fees, fees and expenses of the Board of Managers who are not affiliated persons of the manager or an adviser, insurance, brokerage costs, litigation, and other extraordinary or nonrecurring expenses. All general target account expenses are allocated among and charged to the assets of the target series subaccounts on a basis that the Board of Managers deems fair and equitable, which may be on the basis of relative net assets of each target series subaccount or the nature of the services performed and relative applicability to each target series subaccount. The manager has agreed to limit each target series subaccount's management fee and operating expenses during its first year of operations to an annual rate of 1.30% of the target series subaccount's average net assets. (This limit does not include other fees and deductions such as the mortality and expense risk fee, administrative charge, and distribution financing charge.)

Transfer Agent and Custodian

Boston Safe Deposit and Trust Company holds all cash and securities of each target series subaccount as custodian. First Data Investor Services Group, located at 4400 Computer Drive, Westborough, Massachusetts 01581, serves as transfer agent for the target account.

Brokerage Allocation

The adviser invests all assets of the target series subaccounts in common stock and incurs brokerage costs in connection therewith.

Allocations of transactions by the target series subaccounts, including their frequency, to various dealers is determined by the adviser in its best judgment and in a manner deemed to be in the best interest of the investors in the target series subaccount rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Purchases and sales of securities may be principal transactions; that is, securities may be purchased directly from the issuer or from an underwriter or market maker for the securities. Any transactions for which the target series subaccounts pays a brokerage commission will be effected at the best price and execution available. Purchases from underwriters of securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and the asked price. Brokerage may be allocated based on the sale of policies by dealers or activities in support of sales of the policies. The target account has adopted a Brokerage Enhancement Plan, whereby all or a portion of certain brokerage commissions paid by the target series subaccounts may be allocated or credited to the distributor or other entities marketing the policies, to help finance sales activities.

The target account did not pay compensation to any affiliated broker of Endeavor Management Co. or First Trust Advisors L.P. during 1998.

Investment Restrictions

Fundamental policies of the target series subaccounts may not be changed without the approval of the lesser of (1) 67% of the persons holding voting interests (generally owners) present at a meeting if the holders of more than 50% are present in person or by proxy or (2) more than 50% of the persons holding voting interests. Other restrictions, in the form of operating policies, are subject to change by the Board of Managers without the approval of persons holding a voting interest. Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, a target subaccount.

Fundamental Policies

As a matter of fundamental policy, each target series subaccount may not:

     (1) Borrowing. Borrow money, except each target series subaccount may borrow as a temporary measure for extraordinary or emergency purposes, and then only in amounts not exceeding 30% of its total assets valued at market. Each target series subaccount will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely investment liquidations;

     (2) Loans. Make loans, although the target series subaccounts may purchase money market securities and enter into repurchase agreements; and they may lend their common shares.

     (3) Margin. Purchase securities on margin;

     (4) Mortgaging. Mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the target series subaccounts as security for indebtedness except as may be necessary in connection with permissible borrowings, in which event such mortgaging, pledging, or hypothecating may not exceed 30% of each target series subaccount's total assets, valued at market;

     (5) Real Estate. Purchase or sell real estate;

     (6) Senior Securities. Issue senior securities (except permitted borrowings);

     (7) Short Sales. Effect short sales of securities; or

     (8) Underwriting. Underwrite securities issued by other persons, except to the extent the target series subaccounts may be deemed to be underwriters within the meaning of the Securities Act of 1933 in connection with the purchase and sale of their portfolio securities in the ordinary course of pursuing their investment programs.

In addition, as a matter of fundamental policy, each target series subaccount may engage in futures and options transactions and hold warrants.

The investment objective of each target series subaccount is also a fundamental policy and may not be changed without the necessary approval described above.


Operating Policies

As a matter of operating policy, each target series subaccount may not:

    (1) Control of Companies. Invest in companies for the purpose of exercising management or control;

    (2) Illiquid Securities. Purchase a security if, as a result of such purchase, more than 15% of the value of each target series subaccount's net assets would be invested in illiquid securities or other securities that are not readily marketable.

    (3) Oil and Gas Programs. Purchase participations or other direct interests or enter into leases with respect to, oil, gas, other mineral exploration or development program.

Options and Futures Strategies

A subaccount may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which the adviser plans to purchase through the writing and purchase of options and the purchase or sale of future contracts and related options. Expenses and losses incurred as a result of such hedging strategies will reduce a subaccount's current return.

The ability of a subaccount to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore no assurance can be given that a subaccount will be able to utilize these instruments effectively for the purposes stated below.

Writing Covered Options on Securities. A subaccount may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as the adviser determines is appropriate in seeking to attain the subaccount's investment objective. Call options written by a subaccount give the holder the right to buy the underlying security from the subaccount at a stated exercise price; put options give the holder the right to sell the underlying security to the subaccount at a stated price.

A subaccount may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options. A put option would be considered "covered" if the subaccount owns an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the

"covered" option at all times while the put option is outstanding. A call option is covered if the subaccount owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period. A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the subaccount owns or has the right to acquire. In the case of a call written for cross-hedging purposes or a put option, the subaccount will maintain in a segregated account at the subaccount's custodian bank cash or short-term U.S. government securities with a value equal to or greater than the subaccount's obligation under the option. A subaccount may also write combinations of covered puts and covered calls on the same underlying security.

A subaccount will receive a premium from writing an option, which increases the subaccount's return in the event the option expires unexercised or is terminated at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security. By writing a call option, a subaccount will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a subaccount will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds the market price plus the amount of the premium received.

A subaccount may terminate an option, which it has written prior to its expiration, by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The subaccount will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the subaccount.


Purchasing Put and Call Options on Securities. A subaccount may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This protection is provided during the life of the put option since the subaccount, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security's market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, any profit which the subaccount might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.

A subaccount may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the subaccount, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this matter, any profit which the subaccount might have realized had it brought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.

No subaccount intends to purchase put or call options if, as a result of any such transaction, the aggregate cost of options held by the subaccount at the time of such transaction would exceed 5% of its total assets.

Limitations. A subaccount will not purchase or sell futures contracts or options on futures contracts for non-hedging purposes if, as a result, the sum of the initial margin deposits on its existing futures contracts and related options positions and premiums paid for options on futures contracts would exceed 5% of the net assets of the subaccount unless the transaction meets certain "bona fide hedging" criteria.

Risks of Options and Futures Strategies. The effective use of options and futures strategies depends, among other things, on a subaccount's ability to terminate options and futures positions at times when the adviser deems it desirable to do so. Although a subaccount will not enter into an option or futures position unless the adviser believes that a liquid market exists for such option or future, there can be no assurance that a subaccount will be able to effect closing transactions at any particular time or at an acceptable price. The adviser generally expects that options and futures transactions for the subaccounts will be conducted on recognized exchanges. In certain instances, however, a subaccount may purchase and sell options in the over-the-counter market. The staff of the SEC considers over-the-counter options to be illiquid. A subaccount's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the subaccount.

The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of the securities that are the subject of the hedge. The successful use of these strategies also depends on the ability of the subaccounts' adviser to forecast correctly interest rate movements and general stock market price movements. The risk increases as the composition of the securities held by the subaccount diverges from the composition of the relevant option or futures contract.

Securities Lending

Each target series subaccount may also lend common shares to broker-dealers and financial institutions to realize additional income. As an operating policy, the target series subaccounts will not lend common shares or other assets, if as a result, more than 33% of each subaccount's total assets would be lent to other parties. Under applicable regulatory requirements (which are subject to change), the following conditions apply to securities loans: (a) the loan must be continuously secured by liquid assets maintained on a current basis in an amount at least equal to the market value of the securities loaned; (b) each target series subaccount must receive any dividends or interest paid by the issuer on such securities; (c) each target series subaccount must have the right to call the loan and obtain the securities loaned at any time upon notice of not more than five business days, including the right to call the loan to permit voting of the securities; and (d) each target series subaccount must receive either interest from the investment of collateral or a fixed fee from the borrower.


Securities loaned by a target series subaccount remain subject to fluctuations in market value. A target series subaccount may pay reasonable finders, custodian and administrative fees in connection with a loan. Securities lending, as with other extensions of credit, involves the risk that the borrower may default. Although securities loans will be fully collateralized at all times, a target series subaccount may experience delays in, or be prevented from, recovering the collateral. During the period that the target series subaccount seeks to enforce its rights against the borrower, the collateral and the securities loaned remain subject to fluctuations in market value. The target series subaccount do not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if it were considered important with respect to the investment. A target series subaccount may also incur expenses in enforcing its rights. If a target series subaccount has sold a loaned security, it may not be able to settle the sale of the security and may incur potential liability to the buyer of the security on loan for its costs to cover the purchase.

Tax Limitation

Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under
Section 817(h) (Treas. Reg.(S)1.817-5) apply a diversification requirement to each of the subaccounts of the target account. To qualify as "adequately diversified," each subaccount may have:

     . No more than 55% of the value of its total assets represented by any one investment;
     . No more than 70% of the value of its total assets represented by any two investments;
     . No more than 80% of the value of its total assets represented by any three investments; and
     . No more than 90% of the value of its total assets represented by any four investments.

The target account, through the target series subaccounts, intends to comply with the section 817(h) diversification requirements. AUSA Life has entered into an agreement with the manager, who in turn, has entered into a contract with the adviser, that requires the target series subaccounts be operated in compliance with

Treasury regulations. Therefore, each target series subaccount may deviate from its stated strategy to the extent necessary to comply with these requirements.


                               PUBLISHED RATINGS

PFL may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Duff & Phelps Credit Rating Co. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of PFL. The ratings should not be considered as bearing on the investment performance of assets held in the mutual fund account or the target account or of the safety or riskiness of an investment in the mutual fund account or the target account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of PFL as measured by Standard & Poor's Insurance Ratings Services, Moody's Investors Service or Duff & Phelps Credit Rating Co. may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. Claims-paying ability ratings do not refer to an insurer's ability to meet non-policy obligations (i.e., debt/commercial paper).

                            STATE REGULATION OF PFL

PFL is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of PFL for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine PFL's contract liabilities and reserves so that the Division may determine the items are correct. PFL's books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, PFL is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                                ADMINISTRATION

PFL performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

                              RECORDS AND REPORTS

All records and accounts relating to the mutual fund account and the target account will be maintained by PFL. As presently required by the Investment Company Act of 1940, as amended, and regulations promulgated thereunder, PFL will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.

                          DISTRIBUTION OF THE POLICIES

The policies are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the policies is continuous and PFL does not anticipate discontinuing the offering of the policies. However, PFL reserves the right to discontinue the offering of the policies.

AFSG Securities Corporation, an affiliate of PFL, is the principal underwriter of the policies and may enter into agreements with broker-dealers for the distribution of the policies. Prior to April 30, 1998, AEGON USA Securities, Inc. (also an affiliate of PFL) was the principal underwriter. During 1998, 1997, and 1996, the amount paid to AEGON USA Securities, Inc. and/or the broker-dealers for their services was $8,891,105.79, $29,678,498, and $19,668,001, respectively. During 1998 the amount paid to AFSG Securities Corporation was $13,075,039.78.

The target account has adopted a distribution plan in accordance with Rule 12b-1 under the 1940 Act for the distribution financing charge (the "distribution plan"). The distribution plan has been approved by a majority of the disinterested members of the Board of Managers of the target account. The distribution plan is designed to partially compensate PFL for the cost of distributing the policies. Charges under the distribution plan will be used to support marketing efforts, training of representatives and reimbursement of expenses incurred by broker/dealers who sell the policies, and will be based on a percentage of the daily net assets of the target account. The distribution plan may be terminated at any time by a vote of a majority of the disinterested members of the target account's Board of Managers, or by a vote of the majority of its outstanding shares.

                                 VOTING RIGHTS

The Mutual Fund Account

To the extent required by law, PFL will vote the underlying funds' shares held by the mutual fund account at regular and special shareholder meetings of the underlying funds in accordance with instructions received from persons having voting interests in the portfolios, although the Endeavor Series Trust does not hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result PFL determines that it is permitted to vote the Endeavor Series Trust shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable Subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund for determining shareholders eligible to vote at the meeting of the underlying fund. PFL will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund. Portfolio shares as to which no timely instructions are received and shares held by PFL in which you, or other persons entitled to vote, have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.


Each person having a voting interest in a Subaccount will receive proxy material, reports, and other materials relating to the appropriate Portfolio.


The Target Account

The target account is the legal owner of the common stock held in the subaccounts and as such has the right to vote upon any matter that may be voted by shareholders. However, you or persons receiving income payments may vote on certain aspects of the governance of the subaccounts. Matters on which persons holding voting interests may vote include the following: (1) approval of any change in the investment advisory agreement corresponding to a subaccount; (2) any change in the fundamental investment policies of a subaccount; or (3) any other matter requiring a vote of persons holding voting interests in the subaccount. With respect to approval of the investment advisory agreements or any change in a fundamental investment policy, owners participating in that Subaccount will vote separately on the matter pursuant to the requirements of Rule 18f-2 under the 1940 Act.

Before the annuity commencement date, you hold the voting interest in the selected Subaccounts. The number of votes that you have will be calculated separately for each Subaccount. The number of votes that you have for a Subaccount will be determined by dividing your policy value in the Subaccount into the total assets of the Subaccount and multiplying this by the total number of votes.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable Subaccount into the total assets of the Subaccount and multiplying this by the total number of votes.

PFL does not intend to hold annual or other periodic meetings of owners. PFL will solicit proxies by sending you or other persons entitled to vote written requests for proxies prior to the vote. Where timely proxies are not received, the voting interests will be voted in proportion to the proxies that are received with respect to all Policies participating in the same Subaccount.


PFL may, if required by state insurance officials, disregard proxies which would require voting to cause a change in the subclassification or investment objectives or policies of one or more of the Subaccounts, or to approve or disapprove an investment adviser or principal underwriter for one or more of the Subaccounts. In addition, PFL may disregard proxies that would require changes in the investment objectives or policies of any Subaccount or in an investment adviser or principal underwriter, if PFL reasonably disapproves those changes in accordance with applicable federal regulations. If PFL disregards proxies, it will advise those persons who may give proxies of that action and its reasons for the action in the next semiannual report.

                                 OTHER PRODUCTS

PFL makes other variable annuity policies available that may also be funded through the mutual fund account and/or the target account. These variable annuity policies may have different features, such as different investment options or charges.

                               CUSTODY OF ASSETS

The assets of each of the mutual fund subaccounts and the target series subaccounts are held by PFL. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from PFL's general account assets. PFL maintains records of all purchases and redemptions of shares of the Endeavor Series Trust held by each of the mutual fund subaccounts, and of all purchases and sales of common stock held by each of the target series subaccounts. Additional protection for the assets of the mutual fund account and the target account is afforded by PFL's fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of PFL.

                                 LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice to PFL relating to certain matters under the federal securities laws applicable to the issue and sale of the policies to PFL.

                              INDEPENDENT AUDITORS

The Financial Statements of PFL as of December 31, 1998 and 1997, and for each of the three years in the period ended December 31, 1998, and the Financial Statements of certain subaccounts of PFL Endeavor VA Separate Account (which comprises the Endeavor Variable Annuity) at December 31, 1998 and for each of the two years in the period then ended, included in this Statement of Additional Information have been audited by Ernst & Young LLP, Independent Auditors, 801 Grand Avenue, Suite 3400, Des Moines, Iowa 50309.

The Financial Statements of the target account at December 31, 1998, and for the period then ended included in this Statement of Additional Information have been audited by Ernst & Young LLP.

                               OTHER INFORMATION

A registration statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the prospectus or this Statement of Additional Information. Statements contained in the Prospectus and this Statement of Additional Information concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                              FINANCIAL STATEMENTS

The values of your interest in the mutual fund account or the target account will be affected solely by the investment results of the selected subaccount(s). Financial Statements of The PFL Endeavor Variable Annuity Account (which comprises a portion of the PFL Endeavor VA Separate Account) and the Financial Statements of The PFL Endeavor Target Account are contained herein. The financial statements of PFL, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of PFL to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the mutual fund account or the target account.

                     FINANCIAL STATEMENTS--STATUTORY BASIS

                           PFL LIFE INSURANCE COMPANY

                  Years ended December 31, 1998, 1997 and 1996
                      with Report of Independent Auditors

                           PFL LIFE INSURANCE COMPANY

                     FINANCIAL STATEMENTS--STATUTORY BASIS

                  Years ended December 31, 1998, 1997 and 1996

                                    Contents

Report of Independent Auditors..............................................   1
Audited Financial Statements
  Balance Sheets--Statutory Basis...........................................   2
  Statements of Operations--Statutory Basis.................................   3
  Statements of Changes in Capital and Surplus--Statutory Basis.............   4
  Statements of Cash Flows--Statutory Basis.................................   5
  Notes to Financial Statements--Statutory Basis............................   6
Statutory-Basis Financial Statement Schedules
  Summary of Investments--Other Than Investments in Related Parties.........  24
  Supplementary Insurance Information.......................................  25
  Reinsurance...............................................................  26

                [LETTERHEAD OF ERNST & YOUNG LLP APPEARS HERE]

                        Report of Independent Auditors

The Board of Directors
PFL Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of PFL Life Insurance Company as of December 31, 1998 and 1997, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1998. Our audits also included the accompanying statutory-basis financial statement schedules required by Article 7 of Regulation S-X. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matters described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of PFL Life Insurance Company at December 31, 1998 and 1997, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1998.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of PFL Life Insurance Company at December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998 in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

                                          /s/ Ernst & Young LLP

Des Moines, Iowa
February 19, 1999

                           PFL LIFE INSURANCE COMPANY

                        BALANCE SHEETS--STATUTORY BASIS
                (Dollars in thousands, except per share amounts)

                                                                  December 31
                                                             ---------------------
                                                                1998       1997
                                                             ---------- ----------
                      ADMITTED ASSETS
                      ---------------
Cash and invested assets:
 Cash and short-term investments............................ $   83,289 $   23,939
 Bonds......................................................  4,822,442  4,913,144
 Stocks:
   Preferred................................................     14,754      2,750
   Common (cost: 1998--$34,731; 1997--$33,058)..............     49,448     42,345
   Affiliated entities (cost: 1998--$8,060; 1997--$10,798)..      5,613      8,031
 Mortgage loans on real estate..............................  1,012,433    935,207
 Real estate, at cost less accumulated depreciation ($9,500
  in 1998; $8,655 in 1997):
   Home office properties...................................      8,056      8,283
   Properties acquired in satisfaction of debt..............     11,778     11,814
   Investment properties....................................     44,325     36,416
 Policy loans...............................................     60,058     57,136
 Other invested assets......................................     76,482     29,864
                                                             ---------- ----------
     Total cash and invested assets.........................  6,188,678  6,068,929
Premiums deferred and uncollected...........................     15,318     16,101
Accrued investment income...................................     65,308     69,662
Receivable from affiliate...................................        643        --
Federal income taxes recoverable............................        639        --
Transfers from separate accounts............................     70,866     60,193
Other assets................................................     29,511     37,624
Separate account assets.....................................  3,348,611  2,517,365
                                                             ---------- ----------
     Total admitted assets.................................. $9,719,574 $8,769,874
                                                             ========== ==========
            LIABILITIES AND CAPITAL AND SURPLUS
            -----------------------------------
Liabilities:
 Aggregate reserves for policies and contracts:
   Life..................................................... $1,357,175 $  884,018
   Annuity..................................................  3,925,293  4,204,125
   Accident and health......................................    205,736    169,328
 Policy and contract claim reserves:
   Life.....................................................      9,101      8,635
   Accident and health......................................     48,906     57,713
 Other policyholders' funds.................................    162,266    143,831
 Remittances and items not allocated........................     19,690    153,745
 Asset valuation reserve....................................     91,588     69,825
 Interest maintenance reserve...............................     50,575     30,287
 Federal income taxes payable...............................        --       1,889
 Short-term notes payable to affiliates.....................      9,421     16,400
 Other liabilities..........................................     76,766     75,070
 Payable for securities.....................................     57,645        --
 Payable to affiliates......................................        --      13,240
 Separate account liabilities...............................  3,342,884  2,512,406
                                                             ---------- ----------
     Total liabilities......................................  9,357,046  8,340,512
Commitments and contingencies
Capital and surplus:
 Common stock, $10 par value, 500 shares authorized, 266
  issued and outstanding....................................      2,660      2,660
 Paid-in surplus............................................    154,282    154,282
 Unassigned surplus.........................................    205,586    272,420
                                                             ---------- ----------
     Total capital and surplus..............................    362,528    429,362
                                                             ---------- ----------
     Total liabilities and capital and surplus.............. $9,719,574 $8,769,874
                                                             ========== ==========

                            See accompanying notes.

                           PFL LIFE INSURANCE COMPANY

                   STATEMENTS OF OPERATIONS--STATUTORY BASIS
                             (Dollars in thousands)

                                                 Year Ended December 31
                                            ----------------------------------
                                               1998        1997        1996
                                            ----------  ----------  ----------
Revenues:
  Premiums and other considerations, net
   of reinsurance:
    Life..................................  $  516,111  $  202,435  $  204,872
    Annuity...............................     667,920     657,695     725,966
    Accident and health...................     178,593     207,982     227,862
  Net investment income...................     446,984     446,424     428,337
  Amortization of interest maintenance re-
   serve..................................       8,656       3,645       2,434
  Commissions and expense allowances on
   reinsurance ceded......................      32,781      49,859      73,931
                                            ----------  ----------  ----------
                                             1,851,045   1,568,040   1,663,402
Benefits and expenses:
  Benefits paid or provided for:
    Life and accident and health bene-
     fits.................................     135,184     146,583     147,024
    Surrender benefits....................     732,796     658,071     512,810
    Other benefits........................     152,209     126,495     101,288
  Increase (decrease) in aggregate
   reserves for policies and contracts:
    Life..................................     473,158     149,575     140,126
    Annuity...............................    (278,665)   (203,139)    188,002
    Accident and health...................      36,407      30,059      26,790
    Other.................................      17,550      16,998      19,969
                                            ----------  ----------  ----------
                                             1,268,639     924,642   1,136,009
Insurance expenses:
  Commissions.............................     136,569     157,300     177,466
  General insurance expenses..............      48,018      57,571      57,282
  Taxes, licenses and fees................      19,166       8,715      13,889
  Net transfers to separate accounts......     265,702     297,480     171,785
  Other expenses..........................       1,016         119         526
                                            ----------  ----------  ----------
                                               470,471     521,185     420,948
                                            ----------  ----------  ----------
                                             1,739,110   1,445,827   1,556,957
                                            ----------  ----------  ----------
Gain from operations before federal income
 tax expense and net realized capital
 gains (losses) on investments............     111,935     122,213     106,445
Federal income tax expense................      49,835      43,381      41,177
                                            ----------  ----------  ----------
Gain from operations before net realized
 capital gains (losses) on investments....      62,100      78,832      65,268
Net realized capital gains (losses) on
 investments (net of related federal
 income taxes and amounts transferred to
 interest maintenance reserve)............       3,398       7,159      (3,503)
                                            ----------  ----------  ----------
Net income................................  $   65,498  $   85,991  $   61,765
                                            ==========  ==========  ==========

                            See accompanying notes.

                           PFL LIFE INSURANCE COMPANY

         STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS--STATUTORY BASIS
                             (Dollars in thousands)

                                                                        Total
                                                                       Capital
                                          Common Paid-in  Unassigned     and
                                          Stock  Surplus   Surplus     Surplus
                                          ------ -------- ----------  ---------
Balance at January 1, 1996............... $2,660 $154,129 $ 220,739   $ 377,528
  Net income.............................    --       --     61,765      61,765
  Change in net unrealized capital
   gains.................................    --       --      2,351       2,351
  Change in non-admitted assets..........    --       --       (148)       (148)
  Change in asset valuation reserve......    --       --    (10,930)    (10,930)
  Dividend to stockholder................    --       --    (20,000)    (20,000)
  Prior period adjustment................    --       --      5,025       5,025
  Surplus effect of sales of divisions...    --       --       (384)       (384)
  Surplus effect of ceding commissions
   associated with the sale of a
   division..............................    --       --         29          29
  Amendment of reinsurance agreement.....    --       --        421         421
  Change in liability for reinsurance in
   unauthorized companies................    --       --      2,690       2,690
                                          ------ -------- ---------   ---------
Balance at December 31, 1996.............  2,660  154,129   261,558     418,347
  Capital contribution...................    --       153       --          153
  Net income.............................    --       --     85,991      85,991
  Change in net unrealized capital
   gains.................................    --       --      3,592       3,592
  Change in non-admitted assets..........    --       --       (481)       (481)
  Change in asset valuation reserve......    --       --    (14,974)    (14,974)
  Dividend to stockholder................    --       --    (62,000)    (62,000)
  Surplus effect of sale of a division...    --       --       (161)       (161)
  Surplus effect of ceding commissions
   associated with the sale of a
   division..............................    --       --          5           5
  Amendment of reinsurance agreement.....    --       --        389         389
  Surplus effect of reinsurance
   agreement.............................    --       --        402         402
  Change in liability for reinsurance in
   unauthorized companies................    --       --     (1,901)     (1,901)
                                          ------ -------- ---------   ---------
Balance at December 31, 1997.............  2,660  154,282   272,420     429,362
  Net income.............................    --       --     65,498      65,498
  Change in net unrealized capital
   gains.................................    --       --      4,504       4,504
  Change in non-admitted assets..........    --       --       (260)       (260)
  Change in asset valuation reserve......    --       --    (21,763)    (21,763)
  Dividend to stockholder................    --       --   (120,000)   (120,000)
  Increase in liability for reinsurance
   in unauthorized companies.............    --       --      2,036       2,036
  Tax benefit on stock options
   exercised.............................    --       --      2,476       2,476
  Change in surplus in separate
   accounts..............................    --       --        675         675
                                          ------ -------- ---------   ---------
Balance at December 31, 1998............. $2,660 $154,282 $ 205,586   $ 362,528
                                          ====== ======== =========   =========

                            See accompanying notes.

                           PFL LIFE INSURANCE COMPANY

                   STATEMENTS OF CASH FLOWS--STATUTORY BASIS
                             (Dollars in thousands)

                                               Year Ended December 31
                                         -------------------------------------
                                            1998         1997         1996
                                         -----------  -----------  -----------
Operating Activities
Premiums and other considerations, net
 of reinsurance......................... $ 1,396,428  $ 1,119,936  $ 1,240,748
Net investment income...................     469,246      452,091      431,456
Life and accident and health claims.....    (138,249)    (154,383)    (147,556)
Surrender benefits and other fund
 withdrawals............................    (732,796)    (658,071)    (512,810)
Other benefits to policyholders.........    (152,167)    (126,462)    (101,254)
Commissions, other expenses and other
 taxes..................................    (197,135)    (225,042)    (248,321)
Net transfers to separate accounts......    (276,375)    (319,146)    (210,312)
Federal income taxes....................     (72,176)     (47,909)     (35,551)
Cash paid in conjunction with an
 amendment of a reinsurance agreement...         --        (4,826)      (5,812)
Cash received in connection with a
 reinsurance agreement..................         --         1,477          --
Other, net..............................     (93,095)      89,693      (41,677)
Net cash provided by operating
 activities.............................     203,681      127,358      368,911
Investing Activities
Proceeds from investments sold, matured
 or repaid:
  Bonds and preferred stocks............   3,347,174    3,284,095    2,112,831
  Common stocks.........................      34,564       34,004       27,214
  Mortgage loans on real estate.........     192,210      138,162       74,351
  Real estate...........................       5,624        6,897       18,077
  Cash received from ceding commissions
   associated with the sale of a
   division.............................         --             8           45
  Other.................................       7,210       57,683       22,568
                                         -----------  -----------  -----------
                                           3,586,782    3,520,849    2,255,086
Cost of investments acquired:
  Bonds and preferred stocks............  (3,251,822)  (3,411,442)  (2,270,105)
  Common stocks.........................     (36,379)     (37,339)     (29,799)
  Mortgage loans on real estate.........    (257,039)    (159,577)    (324,381)
  Real estate...........................     (11,458)      (2,013)        (222)
  Policy loans..........................      (2,922)      (2,922)      (1,539)
  Cash paid in association with the sale
   of a division........................         --          (591)        (662)
  Other.................................     (44,514)     (15,674)      (6,404)
                                         -----------  -----------  -----------
                                          (3,604,134)  (3,629,558)  (2,633,112)
                                         -----------  -----------  -----------
Net cash used in investing activities...     (17,352)    (108,709)    (378,026)
Financing Activities
Issuance (repayment) of short-term
 intercompany notes payable............. $    (6,979) $    16,400  $       --
Capital contribution....................         --           153          --
Dividends to stockholder................    (120,000)     (62,000)     (20,000)
                                         -----------  -----------  -----------
Net cash used in financing activities...    (126,979)     (45,447)     (20,000)
                                         -----------  -----------  -----------
Increase (decrease) in cash and short-
 term investments.......................      59,350      (26,798)     (29,115)
Cash and short-term investments at
 beginning of year......................      23,939       50,737       79,852
                                         -----------  -----------  -----------
Cash and short-term investments at end
 of year................................ $    83,289  $    23,939  $    50,737
                                         ===========  ===========  ===========

                            See accompanying notes.

                          PFL LIFE INSURANCE COMPANY

                NOTES TO FINANCIAL STATEMENTS--STATUTORY BASIS

                            (Dollars in thousands)
                               December 31, 1998

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

  PFL Life Insurance Company ("the Company") is a stock life insurance company and is a wholly-owned subsidiary of First AUSA Life Insurance Company ("First AUSA"), which, in turn, is a wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"). AEGON is an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

  In connection with the sale of certain affiliated business units, the Company has assumed various blocks of business from these former affiliates through mergers. In addition, the Company has canceled or entered into several coinsurance and reinsurance agreements with affiliates and non-affiliates. The following is a description of those transactions:

 . During 1996, the Company sold its North Richland Hills, Texas health administrative operations known as The Insurance Center. The transaction resulted in the transfer of substantially all employees and office facilities to United Insurance Companies, Inc. ("UICI"). All inforce business will continue to be shared by UICI and the Company and its affiliates through the existing coinsurance agreements. After a short transition period, all new business produced by United Group Association, an independent insurance agency, will be written by the insurance subsidiaries of UICI and will not be shared with the Company and its affiliates through coinsurance arrangements. As a result of the sale, during 1996 the Company transferred $123 in assets, substantially all of which was cash, and $70 of liabilities. The difference between the assets and liabilities of $(53) plus a tax credit of $19 was charged directly to unassigned surplus. During 1997, the Company transferred $591 in assets, substantially all of which was cash and $343 of liabilities. The difference between the assets and liabilities of $(248) net of a tax credit of $87 was charged directly to unassigned surplus.

 . On January 1, 1994, the Company entered into an agreement with a non-affiliate reinsurer to annually increase reinsurance ceded (primarily group health business) by 2 1/2% through 1997. As a result, during 1996, the Company transferred $5,991 in assets, including $5,812 of cash and short-term investments and liabilities of $6,146. The difference between the assets and liabilities of $155, plus a tax credit of $266 was credited directly to unassigned surplus. During 1997, the Company transferred $5,045 in assets, including $4,826 of cash and short-term investments, and liabilities of $5,164. The difference between the assets and liabilities of $119 plus a tax credit of $270 was credited directly to unassigned surplus.

 . During 1993, the Company sold the Oakbrook Division (primarily group health business). The initial transfer of risk occurred through an indemnity reinsurance agreement. The policies will then be assumed by the reinsurer by novation as state regulatory and policyholder approvals are received. During 1996, the Company paid $539 in association with this sale; the payment, net of a tax credit of $189, was charged directly to unassigned surplus. In addition, the Company received from the third party administrator a ceding commission of one percent of the premiums collected between January 1, 1994 and December 31, 1996. As a result of the sale, in 1996, the Company received $45 for ceding commissions; the commissions net of the related tax effect of $(16) were charged directly to unassigned surplus. Also, during 1996, the Company paid $539 in association with this sale; this payment, net of a tax credit of $189, was charged directly to unassigned surplus. In 1997,

                          PFL LIFE INSURANCE COMPANY
   the Company received $8 for ceding commissions; the commissions net of the related tax effect of $3 were credited directly to unassigned surplus.

 . During 1997, the Company entered into a reinsurance agreement with a non-affiliate. As a result of the agreement, the Company received $1,480 of assets, including $1,477 of cash and short-term securities, and $861 of liabilities. The difference between the assets and liabilities of $619, net of a tax effect of $217 was credited directly to unassigned surplus.

Nature of Business

  The Company sells individual non-participating whole life, endowment and term contracts, as well as a broad line of single fixed and flexible premium annuity products. In addition, the Company offers group life, universal life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia. Sales of the Company's products are primarily through the Company's agents and financial institutions.

Basis of Presentation

  The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

  Significant estimates and assumptions are utilized in the calculation of aggregate policy reserves, policy and contract claim reserves, guaranty fund assessment accruals and valuation allowances on investments. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the financial statements.

  The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa ("Insurance Department"), which practices differ in some respects from generally accepted accounting principles. The more significant of these differences are as follows: (a) bonds are generally reported at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications; (b) acquisition costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the policies; (c) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions; (d) policy reserves on certain investment products use discounting methodologies based on statutory interest rates rather than full account values; (e) reinsurance amounts are netted against the corresponding asset or liability rather than shown as gross amounts on the balance sheet;
(f) deferred income taxes are not provided for the difference between the financial statement and income tax bases of assets and liabilities; (g) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statement of operations when the sale is completed; (h) potential declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability), changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (i) certain assets designated as "non-admitted assets" have been charged to surplus rather than being reported as assets; (j) revenues for universal life and investment products

                          PFL LIFE INSURANCE COMPANY
consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; (k) pension expense is recorded as amounts are paid; (l) adjustments to federal income taxes of prior years are charged or credited directly to unassigned surplus, rather than reported as a component of expense in the statement of operations; (m) gains or losses on dispositions of business are charged or credited directly to unassigned surplus rather than being reported in the statement of operations; and (n) a liability is established for "unauthorized reinsurers" and changes in this liability are charged or credited directly to unassigned surplus. The effects of these variances have not been determined by the Company but are presumed to be material.

  In 1998, the National Association of Insurance Commissioners ("NAIC") adopted codified statutory accounting principles ("Codification"). Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the State of Iowa must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Insurance Department. At this time, it is unclear whether the State of Iowa will adopt Codification. However, based on current guidance, management believes that the impact of Codification will not be material to the Company's statutory-basis financial statements.

Cash and Cash Equivalents

  For purposes of the statements of cash flows, the Company considers all highly liquid investments with remaining maturity of one year or less when purchased to be cash equivalents.

Investments

  Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of unaffiliated and affiliated companies, which includes shares of mutual funds and real estate investment trusts, are carried at market value. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and are recorded at equity in underlying net assets. Other "admitted assets" are valued, principally at cost, as required or permitted by Iowa Insurance Laws.

  Net realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve ("AVR") is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under

                          PFL LIFE INSURANCE COMPANY
a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve ("IMR"), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

  Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 1998, 1997 and 1996, the Company excluded investment income due and accrued of $102, $177 and $1,541, respectively, with respect to such practices.

  The Company uses interest rate swaps and caps as part of its overall interest rate risk management strategy for certain life insurance and annuity products. The Company entered into several interest rate swap contracts to modify the interest rate characteristics of the underlying liabilities. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

  The Company has entered into an interest rate cap agreement to hedge the exposure of changing interest rates. The cash flows from the interest rate cap will help offset losses that might occur from changes in interest rates. The cost of such agreement is included in interest expense ratably during the life of the agreement. Income received as a result of the cap agreement will be recognized in investment income as earned. Unamortized cost of the agreements is included in other invested assets.

Aggregate Policy Reserves

  Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

  The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

  Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.50 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

  Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

                          PFL LIFE INSURANCE COMPANY

Policy and Contract Claim Reserves

  Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Separate Accounts

  Assets held in trust for purchases of variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the policyholders and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The separate accounts do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholders. The Company received variable contract premiums of $345,319, $281,095 and $227,864 in 1998, 1997 and 1996, respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the market value of the underlying assets less the current surrender charge.

Stock Option Plan

  AEGON N.V. sponsors a stock option plan for eligible employees of the Company. Under this plan, certain employees have indicated a preference to immediately sell shares received as a result of their exercise of the stock options; in these situations, AEGON N.V. has settled such options in cash rather than issuing stock to these employees. These cash settlements are paid by the Company, and AEGON N.V. subsequently reimburses the Company for such payments. Under statutory accounting principles, the Company does not record any expense related to this plan, as the expense is recognized by AEGON N.V. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to surplus.

Reclassifications

  Certain reclassifications have been made to the 1997 and 1996 financial statements to conform to the 1998 presentation.

2. FAIR VALUES OF FINANCIAL INSTRUMENTS

  Statement of Financial Accounting Standard ("SFAS") No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. SFAS No. 119, Disclosures about Derivative Financial Instruments and Fair Value of Financial Instruments, requires additional disclosure about derivatives. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. SFAS No. 107 and No. 119 exclude certain financial instruments and all nonfinancial instruments from their disclosure requirements and allow companies to forego the

                          PFL LIFE INSURANCE COMPANY
disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

  The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

    Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

    Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities, including affiliated mutual funds and real estate investment trusts, are based on quoted market prices.

    Mortgage loans and policy loans: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying value.

    Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

    Interest rate cap and interest rate swaps: Estimated fair value of the interest rate cap is based upon the latest quoted market price. Estimated fair value of interest rate swaps are based upon the pricing differential for similar swap agreements.

  Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

                           PFL LIFE INSURANCE COMPANY

  The following sets forth a comparison of the fair values and carrying values of the Company's financial instruments subject to the provisions of SFAS No. 107 and No. 119:

                                                    December 31
                                    -------------------------------------------
                                            1998                  1997
                                    --------------------- ---------------------
                                     Carrying              Carrying
                                      Value    Fair Value   Value    Fair Value
                                    ---------- ---------- ---------- ----------
Admitted Assets
Cash and short-term investments.... $   83,289 $   83,289 $   23,939 $   23,939
Bonds..............................  4,822,442  4,900,516  4,913,144  5,046,527
Preferred stocks...................     14,754     14,738      2,750      8,029
Common stocks......................     49,448     49,448     42,345     42,345
Affiliated common stock............      5,613      5,613      8,031      8,031
Mortgage loans on real estate......  1,012,433  1,089,315    935,207    983,720
Policy loans.......................     60,058     60,058     57,136     57,136
Interest rate cap..................      4,445        725      5,618      1,513
Interest rate swaps................      1,916      6,667        --       2,546
Separate account assets............  3,348,611  3,348,611  2,517,365  2,517,365

Liabilities
Investment contract liabilities....  4,084,683  4,017,509  4,345,181  4,283,461
Separate account liabilities.......  3,271,005  3,213,251  2,452,205  2,452,205

3. INVESTMENTS

  The carrying value and estimated fair value of investments in debt securities were as follows:

                                                 Gross      Gross
                                     Carrying  Unrealized Unrealized Estimated
                                      Value      Gains      Losses   Fair Value
                                    ---------- ---------- ---------- ----------
December 31, 1998
Bonds:
  United States Government and
   agencies........................ $  150,085  $  2,841   $   321   $  152,605
  State, municipal and other
   government......................     62,948       918     1,651       62,215
  Public utilities.................    139,732     5,053     2,555      142,230
  Industrial and miscellaneous.....  2,068,086    78,141    34,493    2,111,734
  Mortgage and other asset-backed
   securities......................  2,401,591    45,185    15,044    2,431,732
                                    ----------  --------   -------   ----------
                                     4,822,442   132,138    54,064    4,900,516
Preferred stocks...................     14,754        75        91       14,738
                                    ----------  --------   -------   ----------
                                    $4,837,196  $132,213   $54,155   $4,915,254
                                    ==========  ========   =======   ==========

                          PFL LIFE INSURANCE COMPANY

                                                 Gross      Gross
                                     Carrying  Unrealized Unrealized Estimated
                                      Value      Gains      Losses   Fair Value
                                    ---------- ---------- ---------- ----------
December 31, 1997
Bonds:
  United States Government and
   agencies........................ $  188,241  $  2,562   $    21   $  190,782
  State, municipal and other
   government......................     61,532     2,584     1,774       62,342
  Public utilities.................    121,582     5,384     2,952      124,014
  Industrial and miscellaneous.....  1,955,587    85,233     7,752    2,033,068
  Mortgage and other asset-backed
   securities......................  2,586,202    55,382     5,263    2,636,321
                                    ----------  --------   -------   ----------
                                     4,913,144   151,145    17,762    5,046,527
Preferred stocks...................      2,750     5,279       --         8,029
                                    ----------  --------   -------   ----------
                                    $4,915,894  $156,424   $17,762   $5,054,556
                                    ==========  ========   =======   ==========

  The carrying value and estimated fair value of bonds at December 31, 1998, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                           Carrying  Estimated
                                                            Value    Fair Value
                                                          ---------- ----------
   Due in one year or less............................... $  151,747 $  148,410
   Due after one year through five years.................  1,211,064  1,232,329
   Due after five years through ten years................    753,543    761,787
   Due after ten years...................................    304,497    326,258
                                                          ---------- ----------
                                                           2,420,851  2,468,784
   Mortgage and other asset-backed securities............  2,401,591  2,431,732
                                                          ---------- ----------
                                                          $4,822,442 $4,900,516
                                                          ========== ==========

  A detail of net investment income is presented below:

                                                       Year Ended December 31
                                                     --------------------------
                                                       1998     1997     1996
                                                     -------- -------- --------
Interest on bonds and notes......................... $374,478 $373,496 $364,356
Dividends on equity investments.....................    1,357    1,460    1,436
Interest on mortgage loans..........................   77,960   80,266   69,418
Rental income on real estate........................    6,553    7,501    9,526
Interest on policy loans............................    4,080    3,400    3,273
Other investment income.............................    2,576      613    1,799
                                                     -------- -------- --------
Gross investment income.............................  467,004  466,736  449,808
Investment expenses.................................   20,020   20,312   21,471
                                                     -------- -------- --------
Net investment income............................... $446,984 $446,424 $428,337
                                                     ======== ======== ========

                          PFL LIFE INSURANCE COMPANY

  Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                                  Year Ended December 31
                                             ----------------------------------
                                                1998        1997        1996
                                             ----------  ----------  ----------
Proceeds.................................... $3,347,174  $3,284,095  $2,112,831
                                             ==========  ==========  ==========
Gross realized gains........................ $   48,760  $   30,094  $   19,876
Gross realized losses.......................     (8,072)    (17,265)    (19,634)
                                             ----------  ----------  ----------
Net realized gains.......................... $   40,688  $   12,829  $      242
                                             ==========  ==========  ==========

  At December 31, 1998, investments with an aggregate carrying value of $5,935,160 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

  Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

                                                           Realized
                                                   ---------------------------
                                                    Year Ended December 31
                                                   ---------------------------
                                                     1998      1997     1996
                                                   --------  --------  -------
Debt securities................................... $ 40,688  $ 12,829  $   242
Short-term investments............................    1,533       (19)    (197)
Equity securities.................................     (879)    6,972    1,798
Mortgage loans on real estate.....................   12,637     2,252   (5,530)
Real estate.......................................    3,176     4,252    1,210
Other invested assets.............................   (2,523)    1,632       12
                                                   --------  --------  -------
                                                     54,632    27,918   (2,465)
Tax effect........................................  (22,290)  (10,572)  (1,235)
Transfer to interest maintenance reserve..........  (28,944)  (10,187)     197
                                                   --------  --------  -------
Net realized gains (losses)....................... $  3,398  $  7,159  $(3,503)
                                                   ========  ========  =======

                                                     Change in Unrealized
                                                  ---------------------------
                                                    Year Ended December 31
                                                  ---------------------------
                                                    1998     1997     1996
                                                  --------  ------- ---------
Debt securities.................................. $(60,604) $40,289 $(115,867)
Equity securities................................    5,750    5,653     2,929
                                                  --------  ------- ---------
Change in unrealized appreciation
 (depreciation).................................. $(54,854) $45,942 $(112,938)
                                                  ========  ======= =========

  Gross unrealized gains and gross unrealized losses on equity securities were as follows:

                                                            December 31
                                                      -------------------------
                                                       1998     1997     1996
                                                      -------  -------  -------
Unrealized gains..................................... $15,980  $10,356  $ 9,590
Unrealized losses....................................  (3,710)  (3,836)  (8,723)
                                                      -------  -------  -------
Net unrealized gains................................. $12,270  $ 6,520  $   867
                                                      =======  =======  =======

                          PFL LIFE INSURANCE COMPANY

  During 1998, the Company issued mortgage loans with interest rates ranging from 5.88% to 7.86%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 90% for commercial loans and 95% for residential loans. Mortgage loans with a carrying value of $245 were non-income producing for the previous twelve months. Accrued interest of $89 related to these mortgage loans was excluded from investment income. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

  At December 31, 1998 and 1997, the Company held a mortgage loan loss reserve in the asset valuation reserve of $16,104 and $11,985, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

                            Geographic Distribution

                                                  December 31
                                                  -------------
                                                  1998    1997
                                                  -----   -----
       South Atlantic............................    32%     29%
       E. North Central..........................    16      12
       Pacific...................................    15      15
       Mountain..................................    10      10
       Middle Atlantic...........................    10       7
       W. South Central..........................     6       9
       W. North Central..........................     5       6
       E. South Central..........................     3       8
       New England...............................     3       4

                          Property Type Distribution

                                                  December 31
                                                  -------------
                                                  1998    1997
                                                  -----   -----
       Retail....................................    35%     35%
       Office....................................    30      31
       Industrial................................    21       6
       Apartment.................................    12      14
       Other.....................................     2      14

  At December 31, 1998, the Company had no investments (excluding U.S. Government guaranteed or insured issues) which individually represented more than ten percent of capital and surplus and the asset valuation reserve.

  The Company utilizes a variety of off-balance sheet financial instruments as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. These instruments include interest rate exchange agreements (swaps and caps), options, and commitments to extend credit and all involve elements of credit and market risks in excess of the amounts recognized in the accompanying financial statements at a given point in time. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

  The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the

                          PFL LIFE INSURANCE COMPANY
counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in an accounting loss and replacement cost risk (i.e., the cost to replace the contract at current market rates should the counterparty default prior to settlement date). Credit loss exposure resulting from nonperformance by a counterparty for commitments to extend credit is represented by the contractual amounts of the instruments.

  At December 31, 1998 and 1997, the Company's outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

                                                                Notional Amount
                                                               -----------------
                                                                 1998     1997
                                                               -------- --------
Derivative securities:
  Interest rate swaps:
    Receive fixed--pay floating............................... $100,000 $100,000
    Receive floating (uncapped)--pay floating (capped)........   53,011   67,229
    Receive floating (LIBOR)--pay floating (S&P)..............   60,000      --
  Interest rate cap agreements................................  500,000  500,000

4. REINSURANCE

  The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

  Reinsurance assumption and cession treaties are transacted primarily with affiliates. Premiums earned reflect the following reinsurance assumed and ceded amounts:

                                                1998        1997        1996
                                             ----------  ----------  ----------
Direct premiums............................. $1,533,822  $1,312,446  $1,457,450
Reinsurance assumed.........................      2,366       2,038       1,796
Reinsurance ceded...........................   (173,564)   (246,372)   (300,546)
                                             ----------  ----------  ----------
Net premiums earned......................... $1,362,624  $1,068,112  $1,158,700
                                             ==========  ==========  ==========

  The Company received reinsurance recoveries in the amount of $173,297, $183,638 and $168,155 during 1998, 1997 and 1996, respectively. At December 31, 1998 and 1997, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $47,956 and $60,437, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 1998 and 1997 of $2,163,905 and $2,434,130, respectively.

  At December 31, 1998, amounts recoverable from unauthorized reinsurers of $55,379 (1997--$73,080) and reserve credits for reinsurance ceded of $49,835 (1997--$78,838) were associated with a single reinsurer and its affiliates. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $106,226 at December 31, 1998 that can be drawn on for amounts that remain unpaid for more than 120 days.

                          PFL LIFE INSURANCE COMPANY

5. INCOME TAXES

  For federal income tax purposes, the Company joins in a consolidated tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

  Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains (losses) on investments for the following reasons:

                                                      Year Ended December 31
                                                      -------------------------
                                                       1998     1997     1996
                                                      -------  -------  -------
Computed tax at federal statutory rate (35%)......... $39,177  $42,775  $37,256
Tax reserve adjustment...............................     607    2,004    2,211
Excess tax depreciation..............................    (223)    (392)    (384)
Deferred acquisition costs--tax basis................  11,827    4,308    5,583
Prior year under (over) accrual......................   1,750   (1,016)    (499)
Dividend received deduction..........................  (1,053)    (941)    (454)
Charitable contribution..............................     --      (848)     --
Other items--net.....................................  (2,250)  (2,509)  (2,536)
                                                      -------  -------  -------
Federal income tax expense........................... $49,835  $43,381  $41,177
                                                      =======  =======  =======

  Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($20,387 at December 31, 1998). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $7,135.

  The Company's federal income tax returns have been examined and closing agreements have been executed with the Internal Revenue Service through 1987. During 1996, there was a $5,025 prior period adjustment to the tax accrual. This included a $2,100 writeoff of an intangible asset for tax purposes, and a federal income tax refund of $1,829 for tax years 1984 through 1986 and related interest of $1,686, net of a tax effect of $590. An examination is underway for years 1993 through 1995.

6. POLICY AND CONTRACT ATTRIBUTES

  A portion of the Company's policy reserves and other policyholders' funds (including separate account liabilities) relates to liabilities established on a variety of the Company's products that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon

                           PFL LIFE INSURANCE COMPANY
the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

                                                       December 31
                                          -------------------------------------
                                                 1998               1997
                                          ------------------ ------------------
                                                     Percent            Percent
                                                       of                 of
                                            Amount    Total    Amount    Total
                                          ---------- ------- ---------- -------
Subject to discretionary withdrawal with
 market value adjustment................. $   82,048     1%  $    8,912     0%
Subject to discretionary withdrawal at
 book value less surrender charge........    515,778     5      755,300     8
Subject to discretionary withdrawal at
 market value............................  3,211,896    34    2,454,845    27
Subject to discretionary withdrawal at
 book value (minimal or no charges or
 adjustments)............................  5,519,265    58    5,821,049    63
Not subject to discretionary withdrawal
 provision...............................    228,030     2      203,522     2
                                          ----------   ---   ----------   ---
                                           9,557,017   100%   9,243,628   100%
Less reinsurance ceded...................  2,124,769          2,372,495
                                          ----------         ----------
Total policy reserves on annuities and
 deposit fund liabilities................ $7,432,248         $6,871,134
                                          ==========         ==========

  A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                        1998     1997     1996
                                                      -------- -------- --------
Transfers as reported in the summary of operations
 of the separate accounts statement:
  Transfers to separate accounts....................  $345,319 $281,095 $227,864
  Transfers from separate accounts..................    79,808    9,819   75,172
                                                      -------- -------- --------
Net transfers to separate accounts..................   265,511  271,276  152,692
Reconciling adjustments--charges for investment
 management, administration fees and contract
 guarantees.........................................       191   26,204   19,093
                                                      -------- -------- --------
Transfers as reported in the summary of operations
 of the life, accident and health annual statement..  $265,702 $297,480 $171,785
                                                      ======== ======== ========

                          PFL LIFE INSURANCE COMPANY

  Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 1998 and 1997, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

                                                       Gross   Loading    Net
                                                      -------  -------  -------
December 31, 1998
Life and annuity:
  Ordinary direct first year business................ $ 3,346  $2,500   $   846
  Ordinary direct renewal business...................  21,435   6,365    15,070
  Group life direct business.........................   1,171     536       635
  Reinsurance ceded..................................  (1,367)    (44)   (1,323)
                                                      -------  ------   -------
                                                       24,585   9,357    15,228

Accident and health:
  Direct.............................................     108     --        108
  Reinsurance ceded..................................     (18)    --        (18)
                                                      -------  ------   -------
Total accident and health............................      90     --         90
                                                      -------  ------   -------
                                                      $24,675  $9,357   $15,318
                                                      =======  ======   =======

December 31, 1997
Life and annuity:
  Ordinary direct first year business................ $ 2,316  $1,698   $   618
  Ordinary direct renewal business...................  22,724   6,834    15,890
  Group life direct business.........................   1,523     646       877
  Reinsurance ceded..................................  (1,464)    (81)   (1,383)
                                                      -------  ------   -------
                                                       25,099   9,097    16,002

Accident and health:
  Direct.............................................     148     --        148
  Reinsurance ceded..................................     (49)    --        (49)
                                                      -------  ------   -------
Total accident and health............................      99     --         99
                                                      -------  ------   -------
                                                      $25,198  $9,097   $16,101
                                                      =======  ======   =======

  At December 31, 1998 and 1997, the Company had insurance in force aggregating $44,233 and $69,271, respectively, in which the gross premiums are less than the net premiums required by the standard valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $998 and $1,128 to cover these deficiencies at December 31, 1998 and 1997, respectively.

7. DIVIDEND RESTRICTIONS

  The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its parent company. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory capital and surplus as of the preceding December 31, or (b) statutory gain from operations for the preceding year. Subject to

                          PFL LIFE INSURANCE COMPANY
the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 1999, without the prior approval of insurance regulatory authorities, is $62,100.

  The Company paid dividends to its parent of $120,000, $62,000 and $20,000 in 1998, 1997 and 1996, respectively.

8. RETIREMENT AND COMPENSATION PLANS

  The Company's employees participate in a qualified benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the FASB No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. Pension expense aggregated $380, $422 and $1,056 for the years ended December 31, 1998, 1997 and 1996, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

  The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements, are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $233, $226 and $297 for the years ended December 31, 1998, 1997 and 1996, respectively.

  AEGON sponsors supplemental retirement plans to provide the Company's senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee's compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

  In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $62, $62 and $184 for the years ended December 31, 1998, 1997 and 1996, respectively.

9. RELATED PARTY TRANSACTIONS

  The Company shares certain offices, employees and general expenses with affiliated companies.

  The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 1998, 1997 and 1996, the Company paid $18,706, $18,705 and $17,028, respectively, for these services, which approximates their costs to the affiliates.

                          PFL LIFE INSURANCE COMPANY

  Payables to affiliates bear interest at the thirty-day commercial paper rate of 4.95% at December 31, 1998. During 1998, 1997 and 1996, the Company paid net interest of $1,491, $1,188 and $174, respectively, to affiliates.

  During 1997, the Company received a capital contribution of $153 in cash from its parent.

  At December 31, 1998 and 1997, the Company has short-term notes payable to an affiliate of $9,421 and $16,400, respectively. Interest on these notes accrues at rates ranging from 5.13% to 5.52% at December 31, 1998 and at 5.60% at December 31, 1997.

  During 1998, the Company issued life insurance policies to certain affiliated companies, covering the lives of certain employees of those affiliates. Premiums of $174,000 related to these policies were recognized during the year, and aggregate reserves for policies and contracts are $181,720 at December 31, 1998.

10. COMMITMENTS AND CONTINGENCIES

  The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.

  The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $17,901 and $17,700 and an offsetting premium tax benefit of $7,631 and $7,984 at December 31, 1998 and 1997, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (benefit) was $1,985, $(975) and $2,617 for December 31, 1998, 1997 and 1996,
respectively.

11. YEAR 2000 (UNAUDITED)

  The term Year 2000 issue generally refers to the improper processing of dates and incorrect date calculations that might occur in computer software and hardware and embedded systems as the Year 2000 is approached. The use of computer programs that rely on two-digit date fields to perform computations and decision-making functions may cause systems to malfunction when processing information involving dates after 1999. For example, any computer software that has date-sensitive coding might recognize a code of 00 as the year 1900 rather than the year 2000.

  The Company has developed a Year 2000 Project Plan (the "Plan") to address the Year 2000 issue as it affects the Company's internal IT ("Information Technology") and non-IT systems, and to assess Year 2000 issues relating to third parties with whom the Company has critical relationships.

  The Plan for addressing internal systems generally includes an assessment of internal IT and non-IT systems and equipment affected by the Year 2000 issue; definition of strategies to address affected

                          PFL LIFE INSURANCE COMPANY
systems and equipment; remediation of identified systems and equipment; internal testing and certification that each internal system is Year 2000 compliant; and a review of existing and revised business resumption and contingency plans to address potential Year 2000 issues. The Company has remediated and tested substantially all of its mission-critical internal IT systems as of December 31, 1998. The Company continues to remediate and test certain non-critical internal IT systems, internal non-IT systems and will continue with a revalidation testing program throughout 1999.

  The Company's Year 2000 issues are more complex because a number of its systems interface with other systems not under the Company's control. The Company's most significant interfaces and uses of third-party vendor systems are in the bank, financial services and trust areas. The Company utilizes various banks to handle numerous types of financial and sales transactions. Several of these banks also provide trustee and custodial services for the Company's investment holdings and transactions. These services are critical to a financial services company such as the Company as its business centers around cash receipts and disbursements to policyholders and the investment of policyholder funds. The Company has received written confirmation from its vendor banks regarding their status on Year 2000. The banks indicate their dedication to resolving any Year 2000 issues related to their systems and services prior to December 31, 1999. The Company anticipates that a considerable effort will be necessary to ensure that its corrected or new systems can properly interface with those business partners with whom it transmits and receives data and other information (external systems). The Company has undertaken specific testing regimes with these third-party business partners and expects to continue working with its business partners on any interfacing of systems. However, the timing of external system compliance cannot currently be predicted with accuracy because the implementation of Year 2000 readiness will vary from one company to another.

  The Company does have some exposure to date-sensitive embedded technology such as micro-controllers, but the Company views this exposure as minimal. Unlike other industries that may be equipment intensive, like manufacturing, the Company is a life insurance, and financial services organization providing insurance annuities and pension products to its customers. As such, the primary equipment and electronic devices in use are computers and telephone-related equipment. This type of hardware can have date-sensitive embedded technology which could have Year 2000 problems. Because of this exposure, the Company has reviewed its computer hardware and telephone systems, with assistance from the applicable vendors, and has upgraded, or replaced, or is in the process of replacing any equipment that will not properly process date-sensitive data in the Year 2000 or beyond.

  For the Company, a reasonably likely worst case scenario might include one or more of the Company's significant policyholder systems being non-compliant. Such an event could result in a material disruption of the Company's operations. Specifically, a number of the Company's operations could experience an interruption in the ability to collect and process premiums or deposits, process claim payments, accurately maintain policyholder information, accurately maintain accounting records, and/or perform adequate customer service. Should the worst case scenario occur, it could, dependent upon its duration, have a material impact on the Company's business and financial condition. Simple failures can be repaired and returned to production within a matter of hours with no material impact. Unanticipated failures with a longer service disruption period could have a more serious impact. For this reason, the Company is placing significant emphasis on risk management and Year 2000 business resumption contingency planning in 1999 by modifying its existing business resumption and disaster recovery plans to address potential Year 2000 issues.

  The actions taken by management under the Year 2000 Project Plans are intended to significantly reduce the Company's risk of a material business interruption based on the Year 2000 issues. It should

                          PFL LIFE INSURANCE COMPANY
be noted that the Year 2000 computer problem, and its resolution, is complex and multifaceted, and any company's success cannot be conclusively known until the Year 2000 is reached. In spite of its efforts or results, the Company's ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond our knowledge or control. It is anticipated that there may be problems that will have to be resolved in the ordinary course of business on and after the Year 2000. However, the Company does not believe that the problems will have a material adverse affect on the Company's operations or financial condition.

                          PFL LIFE INSURANCE COMPANY

                      SUMMARY OF INVESTMENTS--OTHER THAN
                        INVESTMENTS IN RELATED PARTIES

                               December 31, 1998
                            (Dollars in thousands)

                                  SCHEDULE I

                                                                Amount at Which
                                                       Market    Shown in the
           Type of Investment              Cost(1)     Value     Balance Sheet
           ------------------             ---------- ---------- ---------------
Fixed Maturities
Bonds:
  United States Government and government
   agencies and authorities.............. $  926,370 $  943,313   $  926,370
  States, municipalities and political
   subdivisions..........................    107,975    114,146      107,975
  Foreign governments....................     54,670     53,950       54,670
  Public utilities.......................    139,732    142,230      139,732
  All other corporate bonds..............  3,593,695  3,646,877    3,593,695
Redeemable preferred stock...............     14,754     14,738       14,754
                                          ---------- ----------   ----------
Total fixed maturities...................  4,837,196  4,915,254    4,837,196
Equity Securities
Common stocks:
  Affiliated entities....................      8,060      5,613        5,613
  Banks, trust and insurance.............      5,935      7,193        7,193
  Industrial, miscellaneous and all
   other.................................     28,796     42,255       42,255
                                          ---------- ----------   ----------
Total equity securities..................     42,791     55,061       55,061
Mortgage loans on real estate............  1,012,433               1,012,433
Real estate..............................     52,381                  52,381
Real estate acquired in satisfaction of
 debt....................................     11,778                  11,778
Policy loans.............................     60,058                  60,058
Other long-term investments..............     76,482                  76,482
Cash and short-term investments..........     83,289                  83,289
                                          ----------              ----------
Total investments........................ $6,176,408              $6,188,678
                                          ==========              ==========

-------------------------
(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

                          PFL LIFE INSURANCE COMPANY

                      SUPPLEMENTARY INSURANCE INFORMATION
                            (Dollars in thousands)

                                 SCHEDULE III

                           Future                                              Benefits,
                           Policy                                                Claims
                          Benefits           Policy and                Net     Losses and   Other
                            and     Unearned  Contract    Premium   Investment Settlement Operating Premiums
                          Expenses  Premiums Liabilities  Revenue    Income*    Expenses  Expenses* Written
                         ---------- -------- ----------- ---------- ---------- ---------- --------- --------
Year Ended December 31,
1998
Individual life......... $1,355,283 $   --     $ 8,976   $  514,194  $ 85,258  $  545,720 $ 87,455       --
Individual health.......     94,294   9,631     12,123       68,963     8,004      48,144   30,442  $ 68,745
Group life and health...     93,405  10,298     36,908      111,547    11,426      82,690   54,352   108,769
Annuity.................  3,925,293     --         --       667,920   342,296     592,085  298,222       --
                         ---------- -------    -------   ----------  --------  ---------- --------
                         $5,468,275 $19,929    $58,007   $1,362,624  $446,984  $1,268,639 $470,471
                         ========== =======    =======   ==========  ========  ========== ========
Year Ended December 31,
1997
Individual life......... $  882,003 $   --     $ 8,550   $  200,175  $ 75,914  $  211,921 $ 36,185       --
Individual health.......     62,033   9,207     12,821       63,548     5,934      37,706   29,216  $ 63,383
Group life and health...     88,211  11,892     44,977      146,694    11,888     103,581   91,568   143,580
Annuity.................  4,204,125     --         --       657,695   352,688     571,434  364,216       --
                         ---------- -------    -------   ----------  --------  ---------- --------
                         $5,236,372 $21,099    $66,348   $1,068,112  $446,424  $  924,642 $521,185
                         ========== =======    =======   ==========  ========  ========== ========
Year Ended December 31,
1996
Individual life......... $  734,350 $   --     $ 7,240   $  202,082  $ 66,538  $  197,526 $ 38,067       --
Individual health.......     39,219   8,680     13,631       55,871     5,263      32,903   29,511  $ 55,678
Group life and health...     78,418  14,702     53,486      174,781    12,877     105,459  122,953   171,320
Annuity.................  4,408,419     --         --       725,966   343,659     800,121  230,417       --
                         ---------- -------    -------   ----------  --------  ---------- --------
                         $5,260,406 $23,382    $74,357   $1,158,700  $428,337  $1,136,009 $420,948
                         ========== =======    =======   ==========  ========  ========== ========

-------------
* Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

                           PFL LIFE INSURANCE COMPANY

                                  REINSURANCE
                             (Dollars in thousands)

                                  SCHEDULE IV

                                                 Assumed             Percentage
                                      Ceded to    From               of Amount
                             Gross      Other     Other      Net      Assumed
                             Amount   Companies Companies   Amount     to Net
                           ---------- --------- --------- ---------- ----------
Year Ended December 31,
 1998
Life insurance in force..  $6,384,095 $438,590   $39,116  $5,984,621     .6%
                           ========== ========   =======  ==========    ===
Premiums:
  Individual life........  $  515,164 $  3,692   $ 2,366  $  513,838     .5%
  Individual health......      76,438    7,475       --       68,963    --
  Group life and health..     255,848  144,301       --      111,547    --
  Annuity................     686,372   18,096       --      668,276    --
                           ---------- --------   -------  ----------    ---
                           $1,533,822 $173,564   $ 2,366  $1,362,624     .2%
                           ========== ========   =======  ==========    ===
Year Ended December 31,
 1997
Life insurance in force..  $5,025,027 $420,519   $35,486  $4,639,994     .8%
                           ========== ========   =======  ==========    ===
Premiums:
  Individual life........  $  201,691 $  3,554   $ 2,038  $  200,175    1.0%
  Individual health......      73,593   10,045       --       63,548    --
  Group life and health..     339,269  192,575       --      146,694    --
  Annuity................     697,893   40,198       --      657,695    --
                           ---------- --------   -------  ----------    ---
                           $1,312,446 $246,372   $ 2,038  $1,068,112     .2%
                           ========== ========   =======  ==========    ===
Year Ended December 31,
 1996
Life insurance in force..  $4,863,416 $477,112   $30,685  $4,416,989     .7%
                           ========== ========   =======  ==========    ===
Premiums:
  Individual life........  $  204,144 $  3,858   $ 1,796  $  202,082     .9%
  Individual health......      68,699   12,828       --       55,871    --
  Group life and health..     390,296  215,515       --      174,781    --
  Annuity................     794,311   68,345       --      725,966    --
                           ---------- --------   -------  ----------    ---
                           $1,457,450 $300,546   $ 1,796  $1,158,700     .2%
                           ========== ========   =======  ==========    ===

                              Financial Statements

                        PFL Endeavor VA Separate Account
                         The Endeavor Variable Annuity

                          Year ended December 31, 1998
                      with Report of Independent Auditors

                        PFL Endeavor VA Separate Account
                         The Endeavor Variable Annuity

                              Financial Statements


                          Year ended December 31, 1998



                                    Contents

Report of Independent Auditors.............................................1

Financial Statements

Balance Sheet..............................................................2
Statement of Operations....................................................4
Statements of Changes in Contract Owners' Equity...........................6
Notes to Financial Statements.............................................11

                         Report of Independent Auditors



The Board of Directors and Contract Owners of The Endeavor Variable Annuity,
PFL Life Insurance Company


We have audited the accompanying balance sheet of certain subaccounts of PFL Endeavor VA Separate Account, which are available for investment by The Endeavor Variable Annuity contract owners, as of December 31, 1998, and the related statements of operations for the year then ended and changes in contract owners' equity for each of the two years in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 1998 by correspondence with the mutual funds' transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of certain subaccounts of the PFL Endeavor VA Separate Account, which are available for investment by The Endeavor Variable Annuity contract owners, at December 31, 1998, and the results of their operations for the year then ended and changes in their contract owners' equity for each of the two years in the period then ended in conformity with generally accepted accounting principles.


                                                  /s/ Ernst Young LLP

Des Moines, Iowa
January 29, 1999

                       PFL Endeavor VA Separate Account -
                          The Endeavor Variable Annuity

                                  Balance Sheet

                                December 31, 1998

                                                                      Endeavor        Endeavor      T. Rowe Price
                                                                       Money           Asset        International      Endeavor
                                                                       Market        Allocation         Stock        Value Equity
                                                      Total          Subaccount      Subaccount      Subaccount       Subaccount
                                                 -----------------------------------------------------------------------------------
Assets
Cash                                               $           31   $         -      $         26     $          -    $          -

Investments in mutual funds, at current market
   value:
   Endeavor Series Trust:
     Endeavor Money Market Portfolio                   68,268,635    68,268,635                 -                -               -
     Endeavor Asset Allocation Portfolio              312,900,487             -       312,900,487                -               -
     T. Rowe Price International Stock Portfolio      148,867,169             -                 -      148,867,169               -
     Endeavor Value Equity Portfolio                  192,139,741             -                 -                -     192,139,741
     Dreyfus Small Cap Value Portfolio                118,883,816             -                 -                -               -
     Dreyfus U. S. Government Securities
       Portfolio                                       59,631,507             -                 -                -               -
     T. Rowe Price Equity Income Portfolio            198,637,486             -                 -                -               -
     T. Rowe Price Growth Stock Portfolio             136,489,753             -                 -                -               -
     Endeavor Opportunity Value Portfolio              30,606,686             -                 -                -               -
     Endeavor Enhanced Index Portfolio                 33,576,240             -                 -                -               -
     Endeavor Select 50 Portfolio                      13,704,334             -                 -                -               -
     Endeavor High Yield Portfolio                      7,053,443             -                 -                -               -
  WRL Series Fund, Inc.:
     Growth Portfolio                                 512,133,567             -                 -                -               -
                                                 -----------------------------------------------------------------------------------
Total investments in mutual funds                   1,832,892,864    68,268,635       312,900,487      148,867,169     192,139,741
                                                 -----------------------------------------------------------------------------------
Total assets                                       $1,832,892,895   $68,268,635      $312,900,513     $148,867,169    $192,139,741
                                                 ===================================================================================

Liabilities and contract owners' equity
Liabilities:
   Contract terminations payable                   $          767   $       354      $          -     $         36    $          -
                                                 -----------------------------------------------------------------------------------
Total liabilities                                             767           354                 -               36               -

Contract owners' equity:
   Deferred annuity contracts terminable by
     owners                                         1,832,892,128    68,268,281       312,900,513      148,867,133     192,139,741
                                                 -----------------------------------------------------------------------------------
Total liabilities and contract owners' equity      $1,832,892,895   $68,268,635      $312,900,513     $148,867,169    $192,139,741
                                                 ===================================================================================


See accompanying notes.

                    PFL Endeavor VA Separate Account -
                     The Endeavor Variable Annuity

                      Balance Sheet(continued)

                        December 31, 1998

                                                           Dreyfus         Dreyfus U. S.  T. Rowe Price     T. Rowe
                                                          Small Cap         Government       Equity       Price Growth
                                                            Value           Securities       Income          Stock
                                                          Subaccount        Subaccount      Subaccount     Subaccount
                                                       -----------------------------------------------------------------
Assets
Cash                                                       $                $             $               $
                                                                      -               4              -               -
Investments in mutual funds, at current market
   value:
   Endeavor Series Trust:
     Endeavor Money Market Portfolio                                  -               -              -               -
     Endeavor Asset Allocation Portfolio                              -               -              -               -
     T. Rowe Price International Stock Portfol                        -               -              -               -
     Endeavor Value Equity Portfolio                                  -               -              -               -
     Dreyfus Small Cap Value Portfolio                      118,883,816               -              -               -
     Dreyfus U. S. Government Securities
       Portfolio                                                      -      59,631,507              -               -
     T. Rowe Price Equity Income Portfolio                            -               -    198,637,486               -
     T. Rowe Price Growth Stock Portfolio                             -               -              -     136,489,753
     Endeavor Opportunity Value Portfolio                             -               -              -               -
     Endeavor Enhanced Index Portfolio                                -               -              -               -
     Endeavor Select 50 Portfolio                                     -               -              -               -
     Endeavor High Yield Portfolio                                    -               -              -               -
  WRL Series Fund, Inc.:
     Growth Portfolio                                                 -               -              -               -
                                                          ---------------- ------------- --------------- --------------
Total investments in mutual funds                           118,883,816      59,631,507    198,637,486     136,489,753
                                                          ---------------- ------------- --------------- --------------
Total assets                                               $118,883,816     $59,631,511   $198,637,486    $136,489,753
                                                          ================ ============= =============== ==============

Liabilities and contract owners' equity
Liabilities:
   Contract terminations payable                           $         19     $         -   $         24    $         25
                                                          ---------------- ------------- --------------- --------------
Total liabilities                                                    19               -             24              25

Contract owners' equity:
   Deferred annuity contracts terminable by
     owners                                                 118,883,797      59,631,511    198,637,462     136,489,728
                                                          ---------------- ------------- --------------- --------------
Total liabilities and contract owners' equity              $118,883,816     $59,631,511   $198,637,486    $136,489,753
                                                          ================ ============= =============== ==============

                                                       Endeavor       Endeavor
                                                      Opportunity     Enhanced       Endeavor      Endeavor
                                                         Value          Index       Select 50     High Yield      Growth
                                                      Subaccount     Sub-account    Subaccount    Subaccount    Subaccount
                                                    -----------------------------------------------------------------------
Assets
Cash                                                 $         1    $         -    $         -   $        -   $          -

Investments in mutual funds, at current market
   value:
   Endeavor Series Trust:
     Endeavor Money Market Portfolio                           -              -              -            -              -
     Endeavor Asset Allocation Portfolio                       -              -              -            -              -
     T. Rowe Price International Stock Portfol                 -              -              -            -              -
     Endeavor Value Equity Portfolio                           -              -              -            -              -
     Dreyfus Small Cap Value Portfolio                         -              -              -            -              -
     Dreyfus U. S. Government Securities
       Portfolio                                               -              -              -            -              -
     T. Rowe Price Equity Income Portfolio                     -              -              -            -              -
     T. Rowe Price Growth Stock Portfolio                      -              -              -            -              -
     Endeavor Opportunity Value Portfolio             30,606,686              -              -            -              -
     Endeavor Enhanced Index Portfolio                         -     33,576,240              -            -              -
     Endeavor Select 50 Portfolio                              -              -     13,704,334            -              -
     Endeavor High Yield Portfolio                             -              -              -    7,053,443              -
  WRL Series Fund, Inc.:
     Growth Portfolio                                          -              -              -            -    512,133,567
                                                    -------------- -------------- ------------- ------------ -------------
Total investments in mutual funds                     30,606,686     33,576,240     13,704,334    7,053,443    512,133,567
                                                    -------------- -------------- ------------- ------------ -------------
Total assets                                         $30,606,687    $33,576,240    $13,704,334   $7,053,443   $512,133,567
                                                    ============== ============== ============= ============ =============

Liabilities and contract owners' equity
Liabilities:
   Contract terminations payable                     $         -    $         6    $       276   $       15   $         12
                                                    -------------- -------------- ------------- ------------ -------------
Total liabilities                                              -              6            276           15             12

Contract owners' equity:
   Deferred annuity contracts terminable by
     owners                                           30,606,687     33,576,234     13,704,058    7,053,428    512,133,555
                                                    -------------- -------------- ------------- ------------ -------------
Total liabilities and contract owners' equity        $30,606,687    $33,576,240    $13,704,334   $7,053,443   $512,133,567
                                                    ============== ============== ============= ============ =============

See accompanying notes.

                      PFL Endeavor VA Separate Account -
                         The Endeavor Variable Annuity

                            Statement of Operations

                 Year ended December 31, 1998, except as noted

                                                        Endeavor        Endeavor       T. Rowe Price
                                                         Money            Asset        International      Endeavor
                                                         Market         Allocation         Stock         Value Equity
                                          Total         Subaccount      Subaccount       Subaccount       Subaccount
                                     ---------------- -------------- ---------------- ---------------- ----------------
Net investment income (loss) Income:
   Dividends                           $  75,747,841    $2,607,963     $29,382,122     $  2,147,616      $  5,270,960
Expenses:
   Administration fee                        615,986        13,743         120,428           66,897            66,910
   Mortality and expense risk
     charge                               22,596,580       743,243       4,118,232        2,056,701         2,652,519
                                     ---------------- -------------- ---------------- ---------------- ----------------
Net investment income (loss)              52,535,275     1,850,977      25,143,462           24,018         2,551,531

Net realized and unrealized
capital gain (loss) from
investments
Net realized capital gain (loss)
   from sales of investments:
   Proceeds from sales                   247,945,018    49,994,502      40,723,979       23,499,007        20,365,515
   Cost of investments sold              177,768,441    49,994,502      25,355,439       18,126,187        10,056,074
                                     ---------------- -------------- ---------------- ---------------- ----------------
Net realized capital gain (loss)
   from sales of investments              70,176,577             -      15,368,540        5,372,820        10,309,441

Net change in unrealized
   appreciation (depreciation) of
   investments:
   Beginning of the period               289,880,477             -      89,718,354       16,211,906        50,136,268
   End of the period                     486,416,473             -      94,839,308       29,398,690        47,733,402
                                     ---------------- -------------- ---------------- ---------------- ----------------
Net change in unrealized
   appreciation (depreciation) of
   investments                           196,535,996             -       5,120,954       13,186,784        (2,402,866)
                                     ---------------- -------------- ---------------- ---------------- ----------------
Net realized and unrealized capital
   gain (loss) from investments          266,712,573             -      20,489,494       18,559,604         7,906,575
                                     ---------------- -------------- ---------------- ---------------- ----------------
Increase (decrease) from operations     $319,247,848    $1,850,977     $45,632,956      $18,583,622       $10,458,106
                                     ================ ============== ================ ================ ================


(1) Commencement of operations, February 2, 1998.
(2) Commencement of operations, June 2, 1998.



See accompanying notes.

                       PFL Endeavor VA Separate Account -
                          The Endeavor Variable Annuity

                             Statement of Operations(continued)

                  Year ended December 31, 1998, except as noted


                                                                             T. Rowe         T. Rowe
                                          Dreyfus         Dreyfus U.S.       Price           Price         Endeavor
                                         Small Cap        Government         Equity          Growth      Opportunity
                                           Value          Securities         Income          Stock          Value
                                         Subaccount       Subaccount       Subaccount      Subaccount     Subaccount
                                    ------------------------------------------------------------------------------------
Net investment income (loss) Income:
   Dividends                           $  16,067,592    $   1,505,345   $   9,001,565    $   5,002,136   $     312,013
Expenses:
   Administration fee                         45,930           11,432          60,606           39,808           8,667
   Mortality and expense risk
     charge                                1,673,092          683,909       2,559,308        1,614,315         379,964
                                    ------------------------------------------------------------------------------------
Net investment income (loss)              14,348,570          810,004       6,381,651        3,348,013         (76,618)

Net realized and unrealized
capital gain (loss) from
investments
Net realized capital gain (loss)
   from sales of investments:
   Proceeds from sales                    18,639,922        8,684,956      15,098,466       12,356,125       2,698,237
   Cost of investments sold               14,033,986        7,966,320       8,960,810        6,953,550       2,365,721
                                    ------------------------------------------------------------------------------------
Net realized capital gain (loss)
   from sales of investments               4,605,936          718,636       6,137,656        5,402,575         332,516

Net change in unrealized
   appreciation (depreciation) of
   investments:
   Beginning of the period                24,246,785        2,079,487      32,599,078       21,711,491       1,281,837
   End of the period                         610,980        3,299,771      32,402,901       40,241,014       1,717,937
                                    ------------------------------------------------------------------------------------
Net change in unrealized
   appreciation (depreciation) of
   investments                           (23,635,805)       1,220,284        (196,177)      18,529,523         436,100
                                    ------------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) from investments          (19,029,869)       1,938,920       5,941,479       23,932,098         768,616
                                    ------------------------------------------------------------------------------------
Increase (decrease) from operations    $  (4,681,299)   $   2,748,924   $  12,323,130    $  27,280,111   $     691,998
                                    ====================================================================================


                                             Endeavor        Endeavor        Endeavor
                                            Enhanced        Select 50       High Yield
                                              Index         Subaccount       Subaccount         Growth
                                            Subaccount          (1)             (2)           Subaccount
                                   -------------------------------------------------------------------------
Net investment income (loss) Income:
   Dividends                             $      76,057    $          --    $          --    $   4,374,472
Expenses:
   Administration fee                            6,141            1,682              129          173,613
   Mortality and expense risk
     charge                                    306,925          146,424           44,695        5,617,253
                                   -------------------------------------------------------------------------
Net investment income (loss)                  (237,009)        (148,106)         (44,824)      (1,416,394)

Net realized and unrealized
capital gain (loss) from
investments
Net realized capital gain (loss)
   from sales of investments:
   Proceeds from sales                       7,644,832        1,116,547          222,766       46,900,164
   Cost of investments sold                  5,634,861        1,110,539          232,584       26,977,868
                                   -------------------------------------------------------------------------
Net realized capital gain (loss)
   from sales of investments                 2,009,971            6,008           (9,818)      19,922,296

Net change in unrealized
   appreciation (depreciation) of
   investments:
   Beginning of the period                   1,207,416               --               --       50,687,855
   End of the period                         5,456,345          367,289         (101,578)     230,450,414
                                   -------------------------------------------------------------------------
Net change in unrealized
   appreciation (depreciation) of
   investments                               4,248,929          367,289         (101,578)     179,762,559
                                   -------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) from investments              6,258,900          373,297         (111,396)     199,684,855
                                   -------------------------------------------------------------------------
Increase (decrease) from operations      $   6,021,891    $     225,191    $    (156,220)   $ 198,268,461
                                   =========================================================================

See accompanying notes.

                       PFL Endeavor VA Separate Account -
                          The Endeavor Variable Annuity

                Statements of Changes in Contract Owners' Equity

             Years ended December 31, 1998 and 1997, except as noted


                                                                                                 Endeavor Money
                                                            Total                               Market Subaccount
                                               -----------------------------------     -----------------------------------
                                                     1998               1997                 1998                1997
                                               -----------------------------------     -----------------------------------
Operations:
  Net investment income (loss)                 $    52,535,275     $    43,116,192     $     1,850,977     $     1,330,291
  Net realized capital gain (loss)                  70,176,577          26,232,280                  --                  --
  Net change in unrealized appreciation
    (depreciation) of investments                  196,535,996         114,591,381                  --                  --
                                               -----------------------------------     -----------------------------------
Increase (decrease) from operations                319,247,848         183,939,853           1,850,977           1,330,291

Contract transactions:
  Net contract purchase payments                    83,278,451         138,269,473          10,252,467          11,624,857
  Transfer payments from (to) other
    subaccounts or general account                 165,055,779         220,708,691          48,735,402           6,852,710
  Contract terminations, withdrawals and
    other deductions                              (144,308,952)        (92,946,975)        (28,079,774)        (14,840,552)
                                               -----------------------------------     -----------------------------------
Increase (decrease) from contract
  transactions                                     104,025,278         266,031,189          30,908,095           3,637,015
                                               -----------------------------------     -----------------------------------
Net increase (decrease) in contract owners'
  equity                                           423,273,126         449,971,042          32,759,072           4,967,306

Contract owners' equity:
  Beginning of the period                        1,409,619,002         959,647,960          35,509,209          30,541,903
                                               -----------------------------------     -----------------------------------
  End of the period                            $ 1,832,892,128     $ 1,409,619,002     $    68,268,281     $    35,509,209
                                               ===================================     ===================================

(1)   Commencement of operations, May 1, 1997.
(2)   Commencement of operations, February 2, 1998.
(3)   Commencement of operations, June 2, 1998.

See accompanying notes.

                                                  Endeavor Asset Allocation         T. Rowe Price International
                                                         Subaccount                       Stock Subaccount
                                              -------------------------------   --------------------------------
                                                    1998             1997             1998             1997
                                              -------------------------------   --------------------------------
Operations:
  Net investment income (loss)                $  25,143,462    $    (427,730)   $      24,018    $  (1,052,399)
  Net realized capital gain (loss)               15,368,540        6,445,767        5,372,820        1,888,658
  Net change in unrealized appreciation
    (depreciation) of investments                 5,120,954       36,826,419       13,186,784           69,057
                                              -------------------------------   --------------------------------
Increase (decrease) from operations              45,632,956       42,844,456       18,583,622          905,316

Contract transactions:
  Net contract purchase payments                  7,751,120       12,860,591        3,549,278       13,236,900
  Transfer payments from (to) other
    subaccounts or general account                9,885,194       17,562,521       (1,391,049)      13,758,181
  Contract terminations, withdrawals and
    other deductions                            (30,807,589)     (21,968,645)     (11,831,109)      (9,647,406)
                                              -------------------------------   --------------------------------
Increase (decrease) from contract
  transactions                                  (13,171,275)       8,454,467       (9,672,880)      17,347,675
                                              -------------------------------   --------------------------------
Net increase (decrease) in contract owners'
  equity                                         32,461,681       51,298,923        8,910,742       18,252,991

Contract owners' equity:
  Beginning of the period                       280,438,832      229,139,909      139,956,391      121,703,400
                                              -------------------------------   --------------------------------
  End of the period                           $ 312,900,513    $ 280,438,832    $ 148,867,133    $ 139,956,391
                                              ===============================   ================================
                                                     Endeavor Value Equity               Dreyfus Small Cap
                                                           Subaccount                     Value Subaccount
                                                -------------------------------   ------------------------------
                                                     1998              1997            1998              1997
                                                -------------------------------   ------------------------------
Operations:
  Net investment income (loss)                  $   2,551,531    $   2,864,422    $  14,348,570    $   8,863,905
  Net realized capital gain (loss)                 10,309,441        4,019,945        4,605,936        2,001,631
  Net change in unrealized appreciation
    (depreciation) of investments                  (2,402,866)      22,697,409      (23,635,805)       8,410,867
                                                -------------------------------   ------------------------------
Increase (decrease) from operations                10,458,106       29,581,776       (4,681,299)      19,276,403

Contract transactions:
  Net contract purchase payments                    7,892,609       16,313,887        4,884,428       11,107,879
  Transfer payments from (to) other
    subaccounts or general account                  8,030,869       28,950,236        5,631,072       21,648,973
  Contract terminations, withdrawals and
    other deductions                              (11,097,586)      (8,540,729)      (8,711,899)      (6,757,831)
                                                -------------------------------   ------------------------------
Increase (decrease) from contract
  transactions                                      4,825,892       36,723,394        1,803,601       25,999,021
                                                -------------------------------   ------------------------------
Net increase (decrease) in contract owners'
  equity                                           15,283,998       66,305,170       (2,877,698)      45,275,424

Contract owners' equity:
  Beginning of the period                         176,855,743      110,550,573      121,761,495       76,486,071
                                                -------------------------------   ------------------------------
  End of the period                             $ 192,139,741    $ 176,855,743    $ 118,883,797    $ 121,761,495
                                                ===============================   ==============================

See accompanying notes.

                       PFL Endeavor VA Separate Account -
                          The Endeavor Variable Annuity

          Statements of Changes in Contract Owners' Equity (continued)

             Years ended December 31, 1998 and 1997, except as noted


                                                 Dreyfus U. S. Government          T. Rowe Price Equity Income
                                                  Securities Subaccount                    Subaccount
                                              -------------------------------    --------------------------------
                                                   1998            1997               1998            1997
                                              -------------------------------    --------------------------------
Operations:
   Net investment income (loss)               $     810,004    $     489,844     $    6,381,651  $    1,154,758
   Net realized capital gain (loss)                 718,636          246,404          6,137,656       1,236,427
   Net change in unrealized appreciation
     (depreciation) of investments                1,220,284        1,624,828           (196,177)     23,461,311
                                              ---------------- --------------    --------------- ----------------
Increase (decrease) from operations               2,748,924        2,361,076         12,323,130      25,852,496

Contract transactions:
   Net contract purchase payments                 2,893,052        3,862,119         10,487,935      21,429,035
   Transfer payments from (to) other
     subaccounts or general account              20,635,333       13,350,264         24,359,021      53,043,260
   Contract terminations, withdrawals and
     other deductions                            (4,191,885)      (1,850,616)        (9,469,152)     (4,322,976)
                                              ---------------- --------------    --------------- ----------------
Increase (decrease) from contract
   transactions                                  19,336,500       15,361,767         25,377,804      70,149,319
                                              ---------------- --------------    --------------- ----------------
Net increase (decrease) in contract owners'
   equity                                        22,085,424       17,722,843         37,700,934      96,001,815

Contract owners' equity:
   Beginning of the period                       37,546,087       19,823,244        160,936,528      64,934,713
                                              ---------------- --------------    --------------- ----------------
   End of the period                            $59,631,511     $ 37,546,087       $198,637,462    $160,936,528
                                              ================ ==============    =============== ================

(1)   Commencement of operations, May 1, 1997.
(2)   Commencement of operations, February 2, 1998.
(3)   Commencement of operations, June 2, 1998.

See accompanying notes.


                                                  T. Rowe Price Growth                   Endeavor Opportunity
                                                    Stock Subaccount                       Value Subaccount
                                           ---------------------------------      ---------------------------------
                                                 1998             1997                1998                1997
                                           ----------------   --------------      --------------     --------------
Operations:
   Net investment income (loss)              $   3,348,013     $   (494,954)       $   (76,618)       $  (136,697)
   Net realized capital gain (loss)              5,402,575        2,693,884            332,516             24,347
   Net change in unrealized appreciation
     (depreciation) of investments              18,529,523       14,194,000            436,100          1,281,429
                                           ----------------   --------------      --------------     --------------
Increase (decrease) from operations             27,280,111       16,392,930            691,998          1,169,079
Contract transactions:
   Net contract purchase payments                8,063,881       12,873,703          2,772,444          7,787,638
   Transfer payments from (to) other
     subaccounts or general account             12,046,608       20,689,453          7,579,451         11,427,372
   Contract terminations, withdrawals and
     other deductions                           (5,988,744)      (3,599,923)        (1,036,786)           (99,996)
                                           ----------------   --------------      --------------     --------------
Increase (decrease) from contract
   transactions                                 14,121,745       29,963,233          9,315,109         19,115,014
                                           ----------------   --------------      --------------     --------------
Net increase (decrease) in contract owners'
   equity                                       41,401,856       46,356,163         10,007,107         20,284,093

Contract owners' equity:
   Beginning of the period                      95,087,872       48,731,709         20,599,580            315,487
                                           ----------------   --------------      --------------     --------------
   End of the period                          $136,489,728      $95,087,872        $30,606,687        $20,599,580
                                           ================   ==============      ==============     ==============


                                                  Endeavor Enhanced             Endeavor Select 50
                                                   Index Subaccount                 Subaccount
                                             -----------------------------     --------------------
                                                  1998          1997 (1)             1998 (2)
                                             -------------- --------------     --------------------
Operations:
   Net investment income (loss)                  (237,009)       (75,722)         $    (148,106)
   Net realized capital gain (loss)             2,009,971         13,511                  6,008
   Net change in unrealized appreciation
     (depreciation) of investments              4,248,929      1,207,416                367,289
                                             -------------- --------------     --------------------
Increase (decrease) from operations             6,021,891      1,145,205                225,191

Contract transactions:
   Net contract purchase payments               5,091,422      3,897,324              5,104,909
   Transfer payments from (to) other
     subaccounts or general account             9,494,972      8,753,680              8,520,254
   Contract terminations, withdrawals and
     other deductions                            (770,341)       (57,919)              (146,296)
                                             -------------- --------------     --------------------
Increase (decrease) from contract
   transactions                                13,816,053     12,593,085             13,478,867
                                             -------------- --------------     --------------------
Net increase (decrease) in contract owners'
   equity                                      19,837,944     13,738,290             13,704,058

Contract owners' equity:
   Beginning of the period                     13,738,290              -                      -
                                             -------------- --------------     --------------------
   End of the period                          $33,576,234    $13,738,290            $13,704,058
                                             ============== ==============     ====================

(1)   Commencement of operations, May 1, 1997.
(2)   Commencement of operations, February 2, 1998.
(3)   Commencement of operations, June 2, 1998.

                       PFL Endeavor VA Separate Account -
                          The Endeavor Variable Annuity

          Statements of Changes in Contract Owners' Equity (continued)

             Years ended December 31, 1998 and 1997, except as noted

                                                       Endeavor High                     Growth
                                                     Yield Subaccount                  Subaccount
                                                   ----------------------    -------------------------------
                                                         1998 (3)                 1998            1997
                                                   ----------------------    ---------------- --------------
Operations:
   Net investment income (loss)                        $    (44,824)         $   (1,416,394)  $  30,600,474
   Net realized capital gain (loss)                          (9,818)             19,922,296       7,661,706
   Net change in unrealized appreciation
     (depreciation) of investments                         (101,578)            179,762,559       4,818,645
                                                   ----------------------    ---------------- --------------
Increase (decrease) from operations                        (156,220)            198,268,461      43,080,825

Contract transactions:
   Net contract purchase payments                           915,210              13,619,696      23,275,540
   Transfer payments from (to) other subaccounts
     or general account                                   6,321,348               5,207,304      24,672,041
   Contract terminations, withdrawals and other
     deductions                                             (26,910)            (32,150,881)    (21,260,382)
                                                   ----------------------    ---------------- --------------
Increase (decrease) from contract transactions            7,209,648             (13,323,881)     26,687,199
                                                   ----------------------    ---------------- --------------
Net increase (decrease) in contract owners'
   equity                                                 7,053,428             184,944,580      69,768,024

Contract owners' equity:
   Beginning of the period                                        -             327,188,975     257,420,951
                                                   ----------------------    ---------------- --------------
   End of the period                                     $7,053,428            $512,133,555    $327,188,975
                                                   ======================    ================ ==============

(1)   Commencement of operations, May 1, 1997.
(2)   Commencement of operations, February 2, 1998.
(3)   Commencement of operations, June 2, 1998.

See accompanying notes.

                       PFL Endeavor VA Separate Account -
                          The Endeavor Variable Annuity

                          Notes to Financial Statements

                                December 31, 1998


1. Organization and Summary of Significant Accounting Policies

Organization

The PFL Endeavor VA Separate Account (the "Mutual Fund Account") is a segregated investment account of PFL Life Insurance Company ("PFL Life"), an indirect, wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of sixteen investment subaccounts, twelve of which are invested in specified portfolios of the Endeavor Series Trust and one of which is invested in the Growth Portfolio of the WRL Series Fund Inc. Activity in these thirteen investment subaccounts is available to contract owners of The Endeavor Variable Annuity and The Endeavor Platinum Variable Annuity, also issued by PFL Life. The remaining three subaccounts (not included herein), which are invested in the Merrill Lynch Variable Series Funds, Inc., are available to the contract owners of the Endeavor ML Variable Annuity.

The Endeavor Select 50 Subaccount and the Endeavor High Yield Subaccount commenced operations on February 2, 1998 and June 2, 1998, respectively. The Endeavor Enhanced Index Subaccount commenced operations on May 1, 1997. Effective May 1, 1998, the names of the TCW Money Market, TCW Managed Asset Allocation, Value Equity, Opportunity Value, and Enhanced Index portfolios and subaccounts were changed to Endeavor Money Market, Endeavor Asset Allocation, Endeavor Value Equity, Endeavor Opportunity Value, and Endeavor Enhanced Index portfolios and subaccounts, respectively. The investment advisor of the Endeavor Series Trust is Endeavor Management Co. The investment advisor of the WRL Series Fund, Inc. is WRL Investment Management, Inc., a subsidiary of Western Reserve Life Assurance Co. of Ohio, an affiliate of PFL Life.

Investments

Net purchase payments received by the Mutual Fund Account for the Endeavor Variable Annuity are invested in the portfolios of the Endeavor Series Trust and the Growth Portfolio of the WRL Series Fund, Inc. (collectively the "Series Funds") as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 1998.

                       PFL Endeavor VA Separate Account -
                          The Endeavor Variable Annuity

                    Notes to Financial Statements (continued)

1. Organization and Summary of Significant Accounting Policies (continued)

Realized capital gains and losses from sale of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Series Funds are credited or charged to contract owners' equity.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.


2. Investments

A summary of the mutual fund investments at December 31, 1998 follows:

                                                                Net Asset
                                               Number of        Value Per
                                              Shares Held         Share         Market Value        Cost
                                            -------------------------------------------------------------------
   Endeavor Series Trust:
     Endeavor Money Market Portfolio         68,268,635.310      $1.00        $   68,268,635    $   68,268,635
     Endeavor Asset Allocation Portfolio     13,097,550.724      23.89           312,900,487       218,061,179
     T. Rowe Price International Stock
       Portfolio                              9,195,007.351      16.19           148,867,169       119,468,479
     Endeavor Value Equity Portfolio          8,862,534.159      21.68           192,139,741       144,406,339
     Dreyfus Small Cap Value Portfolio        8,407,624.884      14.14           118,883,816       118,272,836
     Dreyfus U. S. Government Securities
       Portfolio                              4,840,219.714      12.32            59,631,507        56,331,736
     T. Rowe Price Equity Income Portfolio    9,912,050.197      20.04           198,637,486       166,234,585
     T. Rowe Price Growth Stock Portfolio     5,331,630.960      25.60           136,489,753        96,248,739
     Endeavor Opportunity Value Portfolio     2,504,638.780      12.22            30,606,686        28,888,749
     Endeavor Enhanced Index Portfolio        2,088,074.602      16.08            33,576,240        28,119,895
     Endeavor Select 50 Portfolio             1,285,584.828      10.66            13,704,334        13,337,045
     Endeavor High Yield Portfolio              727,909.486       9.69             7,053,443         7,155,021
   WRL Series Fund, Inc.:
     Growth Portfolio                         8,544,214.887      59.939219       512,133,567       281,683,153
                                                                             ================= ================
                                                                              $1,832,892,864    $1,346,476,391
                                                                             ================= ================

                       PFL Endeavor VA Separate Account -
                          The Endeavor Variable Annuity

                    Notes to Financial Statements (continued)



2. Investments (continued)

The aggregate cost of purchases and proceeds from sales of investments were as follows:


                                                                    Period ended December 31
                                                           1998                                 1997
                                            -----------------------------------    --------------------------------
                                                Purchases           Sales              Purchases         Sales
                                            ----------------- -----------------    ---------------- ---------------
   Endeavor Series Trust:
     Endeavor Money Market Portfolio        $  82,754,569     $  49,994,502        $  38,239,132    $  33,273,026
     Endeavor Asset Allocation Portfolio       52,695,950        40,723,979           27,534,413       19,509,405
     T. Rowe Price International Stock
       Portfolio                               13,850,183        23,499,007           27,215,017       10,918,985
     Endeavor Value Equity Portfolio           27,742,865        20,365,515           48,167,751        8,576,677
     Dreyfus Small Cap Value Portfolio         34,791,919        18,639,922           41,737,335        6,870,346
     Dreyfus U. S. Government Securities
       Portfolio                               28,831,445         8,684,956           19,284,711        3,432,371
     T. Rowe Price Equity Income Portfolio     46,857,838        15,098,466           74,619,010        3,314,444
     T. Rowe Price Growth Stock Portfolio      29,825,835        12,356,125           36,523,153        7,054,149
     Endeavor Opportunity Value Portfolio      11,936,643         2,698,237           19,369,155          390,754
     Endeavor Enhanced Index Portfolio         21,223,496         7,644,832           12,598,721           80,972
     Endeavor Select 50 Portfolio              14,447,584         1,116,547                    -                -
     Endeavor High Yield Portfolio              7,387,605           222,766                    -                -
   WRL Series Fund, Inc.:
     Growth Portfolio                          32,159,664        46,900,164           79,588,805       22,300,659
                                            ----------------- -----------------    ---------------- ---------------
                                            $ 404,505,596     $ 247,945,018        $ 424,877,203    $ 115,721,788
                                            ================= =================    ================ ===============

                       PFL Endeavor VA Separate Account -
                          The Endeavor Variable Annuity

                    Notes to Financial Statements (continued)


3. Contract Owners' Equity

Contract owners' equity at December 31, 1998, includes an amount of $5,630,857, which represents the current value of PFL Life's capital contribution of $2,903,000. A summary of deferred annuity contracts terminable by owners at December 31, 1998 follows:


                                                                Return of Premium Death Benefit
                                                    --------------------------------------------------------
                                                    Accumulation Units     Accumulation     Total Contract
                    Subaccount                             Owned            Unit Value          Value
------------------------------------------------------------------------------------------------------------
   Endeavor Money Market                               51,024,317.036      $  1.239556     $     63,247,498
   Endeavor Asset Allocation                          116,236,043.595         2.535888          294,761,588
   T. Rowe Price International Stock                   90,839,071.438         1.533035          139,259,476
   Endeavor Value Equity                               78,666,773.562         2.212928          174,083,906
   Dreyfus Small Cap Value                             59,347,329.564         1.785929          105,990,117
   Dreyfus U. S. Government Securities                 41,241,127.664         1.286733           53,066,320
   T. Rowe Price Equity Income                         83,821,265.291         2.065623          173,143,133
   T. Rowe Price Growth Stock                          45,596,534.725         2.593121          118,237,832
   Endeavor Opportunity Value                          18,189,950.241         1.200101           21,829,277
   Endeavor Enhanced Index                             13,701,547.835         1.577775           21,617,960
   Endeavor Select 50                                   7,340,386.987         1.052609            7,726,557
   Endeavor High Yield                                  6,199,317.634         0.961203            5,958,803
   Growth                                              15,001,694.599        31.898334          478,529,065
                                                                                           -----------------
                                                                                           $  1,657,451,532
                                                                                           =================
                                                            5% Annually Compounding Death Benefit and
                                                                  Double Enhanced Death Benefit
                                                    --------------------------------------------------------
                                                    Accumulation Units     Accumulation     Total Contract
                    Subaccount                             Owned            Unit Value          Value
------------------------------------------------------------------------------------------------------------
   Endeavor Money Market                                4,060,082.004      $  1.236621     $      5,020,783
   Endeavor Asset Allocation                            7,169,923.981         2.529863           18,138,925
   T. Rowe Price International Stock                    6,282,060.011         1.529380            9,607,657
   Endeavor Value Equity                                8,178,731.965         2.207657           18,055,835
   Dreyfus Small Cap Value                              7,236,830.344         1.781675           12,893,680
   Dreyfus U. S. Government Securities                  5,114,379.634         1.283673            6,565,191
   T. Rowe Price Equity Income                         12,371,479.613         2.060734           25,494,329
   T. Rowe Price Growth Stock                           7,055,527.601         2.586964           18,252,396
   Endeavor Opportunity Value                           7,330,811.955         1.197263            8,776,910
   Endeavor Enhanced Index                              7,597,253.113         1.574026           11,958,274
   Endeavor Select 50                                   5,686,375.448         1.051197            5,977,501
   Endeavor High Yield                                  1,139,786.018         0.960378            1,904,625
   Growth                                               1,055,990.702        31.822714           33,604,490
                                                                                           -----------------
                                                                                           $    176,250,596
                                                                                           =================

                       PFL Endeavor VA Separate Account -
                          The Endeavor Variable Annuity

                    Notes to Financial Statements (continued)


3. Contract Owners' Equity (continued)

At December 31, 1998 contract owners' equity was comprised of:


                                                    Endeavor      Endeavor      T. Rowe Price
                                                     Money          Asset       International     Endeavor
                                                     Market      Allocation         Stock       Value Equity
                                     Total         Subaccount    Subaccount      Subaccount      Subaccount
                                ------------------------------------------------------------------------------
Unit transactions,
   accumulated net
   investment income and
   realized capital gains        $1,346,475,655   $68,268,281    $218,061,205    $119,468,443    $144,406,339
Adjustment for appreciation
   (depreciation) to market
   value                            486,416,473             -      94,839,308      29,398,690      47,733,402
                                ------------------------------------------------------------------------------
Total contract owner's equity    $1,832,892,128   $68,268,281    $312,900,513    $148,867,133    $192,139,741
                                ==============================================================================


                                                   Dreyfus U.S.   T. Rowe Price                     Endeavor
                                  Dreyfus Small     Government       Equity       T. Rowe Price    Opportunity
                                   Cap Value        Securities       Income       Growth Stock       Value
                                   Subaccount       Subaccount     Subaccount      Subaccount      Subaccount
                                --------------------------------------------------------------------------------
Unit transactions,
   accumulated net
   investment income and
   realized capital gains        $118,272,817     $56,331,740     $166,234,561   $  96,248,714     $28,888,750
Adjustment for appreciation
   (depreciation) to market
   value                              610,980       3,299,771       32,402,901      40,241,014       1,717,937
                                --------------------------------------------------------------------------------
Total contract owner's equity    $118,883,797     $59,631,511     $198,637,462    $136,489,728     $30,606,687
                                ================================================================================

                                                     Endeavor
                                                     Enhanced       Endeavor      Endeavor High
                                                      Index         Select 50        Yield            Growth
                                                    Subaccount     Subaccount      Subaccount       Subaccount
                                                  ---------------------------------------------------------------
Unit transactions, accumulated net investment
   income and realized capital gains               $28,119,889     $13,336,769     $7,155,006      $281,683,141
Adjustment for appreciation (depreciation) to
   market value                                      5,456,345         367,289       (101,578)      230,450,414
                                                  --------------------------------------------------------------
Total contract owner's equity                      $33,576,234     $13,704,058     $7,053,428      $512,133,555
                                                  ==============================================================

                       PFL Endeavor VA Separate Account -
                          The Endeavor Variable Annuity

                    Notes to Financial Statements (continued)




3. Contract Owners' Equity (continued)

A summary of changes in contract owners' account units follows:

                                          Endeavor       Endeavor     T. Rowe Price     Endeavor        Dreyfus
                                           Money          Asset       International      Value         Small Cap
                                           Market       Allocation        Stock          Equity          Value
                                         Subaccount     Subaccount      Subaccount     Subaccount      Subaccount
                                       ------------------------------------------------------------------------------
Units outstanding at January 1, 1997     26,461,099     124,998,928     91,462,304      65,227,196      51,124,831
Units purchased                           9,943,525       6,326,816      9,576,201       8,741,423       6,378,819
Units redeemed and transferred           (6,724,125)     (2,205,498)     2,900,205      10,810,680       8,272,065
                                       ------------------------------------------------------------------------------
Units outstanding December 31, 1997      29,680,499     129,120,246    103,938,710      84,779,299      65,775,715
Units purchased                           8,780,066       5,319,799      3,151,691       4,863,625       3,936,590
Units redeemed and transferred           16,623,834     (11,034,077)    (9,969,270)     (2,797,418)     (3,128,145)
                                       ------------------------------------------------------------------------------
Units outstanding December 31, 1998      55,084,399     123,405,968     97,121,131      86,845,506      66,584,160
                                       ==============================================================================
                                         Dreyfus U.S.      T. Rowe        T. Rowe         Endeavor        Endeavor
                                          Government    Price Equity    Price Growth    Opportunity       Enhanced
                                          Securities       Income          Stock           Value           Index
                                          Subaccount     Subaccount      Subaccount      Subaccount      Subaccount
                                       ------------------------------------------------------------------------------
Units outstanding at January 1, 1997      17,561,826      42,673,040     30,237,848         314,119               -
Units purchased                            3,328,912      12,544,614      7,089,232       7,127,057       3,461,400
Units redeemed and transferred            10,011,322      28,388,303      9,206,797      10,365,799       7,823,039
                                       ------------------------------------------------------------------------------
Units outstanding December 31, 1997       30,902,060      83,605,957     46,533,877      17,806,975      11,284,439
Units purchased                            3,937,425       7,850,910      5,170,894       3,193,899       4,678,116
Units redeemed and transferred            11,516,022       4,735,878        947,291       4,519,888       5,336,246
                                       ------------------------------------------------------------------------------
Units outstanding December 31, 1998       46,355,507      96,192,745     52,652,062      25,520,762      21,298,801
                                        =============================================================================
                                                                          Endeavor       Endeavor
                                                                          Select 50     High Yield        Growth
                                                                         Subaccount     Subaccount      Subaccount
                                                                        --------------------------------------------
Units outstanding at January 1, 1997                                               -             -      15,174,482
Units purchased                                                                    -             -       1,266,110
Units redeemed and transferred                                                     -             -         197,710
                                                                        --------------------------------------------
Units outstanding December 31, 1997                                                -             -      16,638,302
Units purchased                                                            5,148,085     1,503,092         769,674
Units redeemed and transferred                                             7,878,677     5,836,012      (1,350,291)
                                                                        --------------------------------------------
Units outstanding December 31, 1998                                       13,026,762     7,339,104      16,057,685
                                                                        ============================================

                       PFL Endeavor VA Separate Account -
                          The Endeavor Variable Annuity

                    Notes to Financial Statements (continued)


4. Administrative, Mortality and Expense Risk Charge

Administrative charges include an annual charge of the lesser of 2% of the policy value or $35 per contract which will commence on the first policy anniversary of each contract owner's account. For policies issued on or after May 1, 1995, this charge is waived if the sum of the premium payments less the sum of all partial withdrawals equals or exceeds $50,000 on the policy anniversary. Charges for administrative fees to the variable annuity contracts are an expense of the Mutual Fund Account. PFL also deducts a daily charge equal to an annual rate .15% of the contract owner's account for administrative expenses. For certain policies sold on or after May 1, 1997 during the first seven policy years, PFL deducts a daily distribution finance charge equal to an effective rate of .15% of the contract owner's account.

PFL Life deducts a daily charge for assuming certain mortality and expense risks. For the 5% Annual Compounding Death Benefit and the Double Enhanced Death Benefit, this charge is equal to an effective annual rate of 1.25% of the value of the contract owner's individual account. For the Retirement Premium Death Benefit, the corresponding charge is equal to an effective annual rate of 1.10% of the value of the contract owner's individual account.


5. Taxes

Operations of the Mutual Fund Account form a part of PFL Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of the Mutual Fund Account are accounted for separately from other operations of PFL Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from PFL Life. Under existing federal income tax laws, the income of the Mutual Fund Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to PFL Life.


6. Year 2000 (Unaudited)

The term Year 2000 Issue generally refers to the improper processing of dates and incorrect date calculations that might occur in computer software and hardware and embedded systems as the Year 2000 is approached. The use of computer programs that rely on two-digit date fields to perform computations and decision-making functions may cause systems to malfunction when processing information involving dates after 1999. For example, any computer software that has date-sensitive coding might recognize a code of 00 as the year 1900 rather than the year 2000.

                       PFL Endeavor VA Separate Account -
                          The Endeavor Variable Annuity

                    Notes to Financial Statements (continued)


6. Year 2000 (Unaudited) (continued)

PFL has developed a Year 2000 Project Plan (the Plan) to address the Year 2000 issue as it affects PFL's internal IT and non-IT systems, and to assess Year 2000 issues relating to third parties with whom PFL has critical relationships.

The Plan for addressing internal systems generally includes an assessment of internal IT and non-IT systems and equipment affected by the Year 2000 issue; definition of strategies to address affected systems and equipment; remediation of identified systems and equipment; internal testing and certification that each internal system is Year 2000 compliant; and a review of existing and revised business resumption and contingency plans to address potential Year 2000 issues. PFL has remediated and tested substantially all of its mission-critical internal IT systems as of December 31, 1998. PFL continues to remediate and test certain non-critical internal IT systems, internal non-IT systems and will continue with a revalidation testing program throughout 1999.

PFL's Year 2000 issues are more complex because a number of its systems interface with other systems not under PFL's control. PFL's most significant interfaces and uses of third-party vendor systems are in the bank, financial services and trust areas. PFL utilizes various banks to handle numerous types of financial and sales transactions. Several of these banks also provide trustee and custodial services for PFL's investment holdings and transactions. These services are critical to a financial services company such as PFL as its business centers around cash receipts and disbursements to policyholders and the investment of policyholder funds. PFL has received written confirmation from its vendor banks regarding their status on Year 2000. The banks indicate their dedication to resolving any Year 2000 issues related to their systems and services prior to December 31, 1999. PFL anticipates that a considerable effort will be necessary to ensure that its corrected or new systems can properly interface with those business partners with whom it transmits and receives data and other information (external systems). PFL has undertaken specific testing regimes with these third-party business partners and expects to continue working with its business partners on any interfacing of systems. However, the timing of external system compliance cannot currently be predicted with accuracy because the implementation of Year 2000 readiness will vary from one company to another.

PFL does have some exposure to date sensitive embedded technology such as micro-controllers, but PFL views this exposure as minimal. Unlike other industries that may be equipment intensive, like manufacturing, PFL is a life insurance, and financial services organization providing insurance, annuities and pension products to its customers. As such, the primary equipment and electronic devices in use are computers and telephone related equipment. This type of hardware can have date sensitive embedded technology which could have Year 2000 problems. Because of this exposure, PFL has reviewed its

                       PFL Endeavor VA Separate Account -
                          The Endeavor Variable Annuity

                    Notes to Financial Statements (continued)


6. Year 2000 (Unaudited) (continued)

computer hardware and telephone systems, with assistance from the applicable vendors, and has upgraded, or replaced, or is in the process of replacing any equipment that will not properly process date sensitive data in the Year 2000 or beyond. This undertaking has been substantially completed for all operations.

For PFL, a reasonably likely worst case scenario might include one or more of PFL's significant policyholder systems being non-compliant. Such an event could result in a material disruption of PFL's operations. Specifically, a number of PFL's operations could experience an interruption in the ability to collect and process premiums or deposits, process claim payments, accurately maintain policyholder information, accurately maintain accounting records, and or perform adequate customer service. Should the worst case scenario occur, it could, dependent upon its duration, have a material impact on PFL's business and financial condition. Simple failures can be repaired and returned to production within a matter of hours with no material impact. Unanticipated failures with a longer service disruption period could have a more serious impact. For this reason, PFL is placing significant emphasis on risk management and Year 2000 business resumption contingency planning in 1999 by modifying its existing business resumption and disaster recovery plans to address potential Year 2000 issues.

The actions taken by management under the Year 2000 Project Plans are intended to significantly reduce PFL's risk of a material business interruption based on the Year 2000 issues. It should be noted that the Year 2000 computer problem, and its resolution, is complex and multifaceted, and any company's success cannot be conclusively known until the Year 2000 is reached. In spite of its efforts or results, PFL's ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond our knowledge or control. It is anticipated that there may be problems that will have to be resolved in the ordinary course of business on and after the Year 2000. However, PFL does not believe that the problems will have a material adverse affect on PFL's operations or financial condition.

Portfolio Manager Letter


The PFL Endeavor Target Account is subadvised by First Trust Advisors L.P. ("FTA"). FTA manages assets in excess of $12 billion.

The investment philosophy seeks to take advantage of dividend yields. When a corporation's stock price falls but its dividend remains constant, the dividend yield rises. Consequently, FTA believes that an excellent way to invest in the large-cap domestic equity asset class is to buy undervalued corporations with high dividend yields. These corporations have the potential to outperform the Dow Jones Industrial Average ("DJIA") and the S&P 500 Index when returning to favor.

The Dow Target 5 Subaccount July Series will invest in the common stock of the five companies with the lowest per share price of the ten companies in the DJIA that have the highest dividend yield as of the last business day before July 1st each year and hold those stocks for the following 12 month period. The Dow Target 10 Subaccount July Series will invest in the common stock of the ten companies in the DJIA that have the highest dividend yield as of the last business day before July 1st each year and hold those stocks for the following 12 month period.

In the shadow of the 3Q and 4Q 1998 "Asian Crisis", the U.S. financial markets, as measured by the broad indexes, swooned in August and early September, but rallied back to finish with the Dow Jones Industrial Average up 16% and the S&P 500 up 26.7% and the technology-heavy NASDAQ Composite up 39.6%. The January 4, 1999 Barron's referred to the U.S. market as the "Teflon Market" because of above average returns in the face of tepid corporate profits, a credit crunch caused by the Asian currency collapses and Long Term Capital, the huge hedge fund, collapse, and the first impeachment of a U.S. president in over 100 years. The Federal Reserve, after rallying Wall Street to bail-out Long Term Capital in late September, decreased fed fund rates, rallied the bond market, and thereby, helped the stock market to finish the 4th quarter on an up-leg.

The market had a definite preference for growth instead of value. The Dow Target 5 and The Dow Target 10, both value oriented strategies, were unable to keep pace with the ever climbing DJIA Index as strategy stocks failed to keep pace with the best performers of the DJIA index which included retailer Wal-Mart, technology driven IBM, and fast-food chain McDonalds. While the Dow Target 5 & Dow Target 10 had good performance relative to the mean return of the strategy, and the DJIA, their relative return compared to the DJIA underperformed.

First Trust Advisors, L.P.

Schedule of Investments

                          PFL Endeavor Target Account
                      Dow Target 5--July Series Subaccount
                               December 31, 1998

                                                            Shares     Value
                                                            ------  -----------
COMMON STOCK--102.1%
Automotives--19.3%
  General Motors Corporation............................... 38,515  $ 2,758,637
                                                                    -----------

Consumer Products--24.5%
  Philip Morris Companies, Inc............................. 65,348    3,496,118
                                                                    -----------

Machinery--15.7%
  Caterpillar, Inc......................................... 48,646    2,237,716
                                                                    -----------

Paper & Paper Products--18.8%
  International Paper Company.............................. 59,820    2,680,684
                                                                    -----------

Telecommunications--23.8%
  AT&T Corporation......................................... 45,032    3,388,658
                                                                    -----------

  Total Common Stock
   (Cost $13,341,560).............................................   14,561,813
                                                                    -----------

TOTAL INVESTMENTS
 (Cost $13,341,560*).......................................  102.1%  14,561,813
OTHER ASSETS AND LIABILITIES (Net).........................   -2.1%    (305,212)
                                                            ------  -----------
NET ASSETS.................................................  100.0% $14,256,601
                                                            ======  ===========

*Aggregate cost for federal tax purposes.


See accompanying notes

Schedule of Investments

                          PFL Endeavor Target Account
                     Dow Target 10--July Series Subaccount
                               December 31, 1998

                                                            Shares     Value
                                                            ------  -----------
COMMON STOCK--104.2%
Automotives--10.7%
  General Motors Corporation............................... 15,264  $ 1,093,284
                                                                    -----------

Consumer Products--13.6%
  Philip Morris Companies, Inc............................. 25,890    1,385,115
                                                                    -----------

Diversified Manufacturing--8.9%
  Minnesota Mining & Manufacturing Company................. 12,407      905,711
                                                                    -----------

Financial Services--8.9%
  J.P. Morgan & Company, Inc...............................  8,701      914,149
                                                                    -----------

Machinery--8.7%
  Caterpillar, Inc......................................... 19,284      887,064
                                                                    -----------

Miscellaneous Manufacturing Industries--9.8%
  Eastman Kodak Company.................................... 13,952    1,004,544
                                                                    -----------

Oil & Gas Extraction--10.2%
  Exxon Corporation........................................ 14,303    1,045,907
                                                                    -----------

Paper & Paper Products--10.4%
  International Paper Company.............................. 23,712    1,062,594
                                                                    -----------

Petroleum Refining--9.9%
  Chevron Corporation...................................... 12,270    1,017,643
                                                                    -----------

Telecommunications--13.1%
  AT&T Corporation......................................... 17,854    1,343,513
                                                                    -----------

  Total Common Stock
   (Cost $10,270,166).............................................   10,659,524
                                                                    -----------

TOTAL INVESTMENTS
 (Cost $10,270,166*).......................................  104.2%  10,659,524
OTHER ASSETS AND LIABILITIES (Net).........................   -4.2%    (431,792)
                                                            ------  -----------
NET ASSETS.................................................  100.0% $10,227,732
                                                            ======  ===========

*Aggregate cost for federal tax purposes.

See accompanying notes

Statement of Assets and Liabilities

                          PFL Endeavor Target Account
                               December 31, 1998

                                                   Dow Target 5 Dow Target 10
                                                   July Series   July Series
                                          Total     Subaccount   Subaccount
                                       ----------- ------------ -------------
Assets

Investment in securities, at market
 value                                 $25,221,337 $14,561,813   $10,659,524
Cash                                       200,014     198,522         1,492
Receivable from investment manager           8,635       1,456         7,179
Dividends and/or interest receivable        69,228      40,121        29,107
                                       ----------- -----------   -----------
  Total assets                         $25,499,214 $14,801,912   $10,697,302
                                       =========== ===========   ===========

Liabilities and contract owners'
 equity

Liabilities:

Payable for investment securities
 purchased                             $   817,773 $   545,311   $   272,462
Payable to custodian                       197,108         --        197,108
                                       ----------- -----------   -----------
  Total liabilities                      1,014,881     545,311       469,570

Contract owners' equity

Deferred annuity contracts terminable
 by owners                              24,484,333  14,256,601    10,227,732
                                       ----------- -----------   -----------
  Total liabilities and contract
   owner's equity                      $25,499,214 $14,801,912   $10,697,302
                                       =========== ===========   ===========


See accompanying notes

Statement of Operations

                          PFL Endeavor Target Account
Period from July 1, 1998 (commencement of operations) through December 31, 1998

                                                    Dow Target 5 Dow Target 10
                                                    July Series   July Series
                                          Total      Subaccount   Subaccount
                                        ----------  ------------ -------------
Net investment income

Investment income:
Dividends                               $  169,645   $   96,171    $ 73,474
                                        ----------   ----------    --------
  Total investment income                  169,645       96,171      73,474
                                        ----------   ----------    --------

Expenses:
Mortality and expense risk charge           86,226       49,425      36,801
Investment management fee                   41,982       24,054      17,928
Custodian fees                               8,056        4,028       4,028
Transfer agent fees                          6,376        2,902       3,474
Legal fees                                     169           58         111
Audit fees                                   3,491        2,046       1,445
Organization expenses                       37,880       18,940      18,940
Trustee fees and expenses                    5,015        3,204       1,811
Printing                                     1,513          762         751
Administration fee                             390          232         158
                                        ----------   ----------    --------
  Total gross expenses                     191,098      105,651      85,447
Less:
Waiver/reimbursement from investment
 manager                                   (26,373)     (11,453)    (14,920)
Credits allowed by custodian                (5,341)      (2,848)     (2,493)
                                        ----------   ----------    --------
  Total net expenses                       159,384       91,350      68,034
                                        ----------   ----------    --------
    Net investment income                   10,261        4,821       5,440
                                        ----------   ----------    --------

Net unrealized appreciation from
 investments

Net change in unrealized appreciation
 of investments:
  Beginning of the period                      --           --          --
  End of the period                      1,609,611    1,220,253     389,358
                                        ----------   ----------    --------
  Net change in unrealized appreciation
   of investments                        1,609,611    1,220,253     389,358
                                        ----------   ----------    --------
Increase from operations                $1,619,872   $1,225,074    $394,798
                                        ==========   ==========    ========


See accompanying notes

Statement of Changes in Contract Owners' Equity

                          PFL Endeavor Target Account
Period from July 1, 1998 (commencement of operations) through December 31, 1998

                                                   Dow Target 5  Dow Target 10
                                                   July Series    July Series
                                         Total      Subaccount    Subaccount
                                      -----------  ------------  -------------
Operations

  Net investment income               $    10,261  $     4,821    $     5,440
  Net change in unrealized
   appreciation of investments          1,609,611    1,220,253        389,358
                                      -----------  -----------    -----------
  Increase from operations              1,619,872    1,225,074        394,798
                                      -----------  -----------    -----------

Contract transactions

  Net contract purchase payments       16,360,693    9,410,629      6,950,064
  Transfer payments from other
   subaccounts or general account       6,753,903    3,801,466      2,952,437
  Contract terminations, withdrawals,
   and other deductions                  (250,135)    (180,568)       (69,567)
                                      -----------  -----------    -----------
  Increase from contract transactions  22,864,461   13,031,527      9,832,934
                                      -----------  -----------    -----------
  Net increase in contract owners'
   equity                              24,484,333   14,256,601     10,227,732

Contract owner's equity
  Beginning of the period                      --           --             --
                                      -----------  -----------    -----------
  End of the period                   $24,484,333  $14,256,601    $10,227,732
                                      ===========  ===========    ===========



See accompanying notes

Notes to Financial Statements

                          PFL Endeavor Target Account
                               December 31, 1998


1.Organization and Summary of Significant Accounting Policies

Organization:
The PFL Endeavor Target Account (the Target Account) is a segregated investment subaccount of PFL Life Insurance Company (PFL Life), an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Target Account is registered with the Securities and Exchange Commission
(SEC) as an open-end management investment company pursuant to provisions of the Investment Company Act of 1940. The SEC, however, does not supervise the management or the investment practices or policies of the Target Account. The Target Account is currently divided into two investment subaccounts, Dow Target 5--July Series (Target 5) and Dow Target 10--July Series (Target 10). Investment activity in these investment subaccounts is available for investment to contract owners of The Endeavor Variable Annuity, The Endeavor Platinum Variable Annuity, and The Endeavor ML Variable Annuity (the Variable Annuities), issued by PFL Life. Net purchase payments received by the Target Account for the Variable Annuities are invested in the subaccounts as selected by the contract owner. The Target 5 and Target 10 commenced operations on July 1, 1998.

Portfolio Valuation:
The Target Account's investments are valued at market value as determined using the last reported sale price at the close of the New York Stock Exchange on December 31, 1998.

Securities Transactions and Investment Income:
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments are credited or charged to contract owners equity.

Concentration of Risk:
An investment in the Target Account may be subject to additional risk due to the relative lack of diversity in its portfolio.

Income Taxes:
Operations of the Target Account form a part of PFL Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of the Target Account are accounted for separately from other operations of PFL Life for purposes of federal income taxation. The Target Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from PFL Life. Under existing federal income tax laws, the income of the Target Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to PFL Life.

2.Fees and Expenses

The Target Account is managed by Endeavor Investment Advisers (the "Investment Manager") pursuant to a management agreement. The Investment Manager is a general partnership of which Endeavor Management Co. is the managing partner. The limited partner in the Investment Manager is AUSA Financial Markets, Inc., an affiliate of PFL Life. The Investment Manager is responsible for providing investment management and

Notes to Financial Statements

                          PFL Endeavor Target Account
                               December 31, 1998


2.Fees and Expenses (continued)

administrative services to the Target Account. First Trust Advisers L.P. (the Adviser) is the Account's investment Adviser. As compensation for these services, the Target Account pays the Investment Manager a monthly fee based on a percentage of the average daily net assets at the annual rate of 0.75% for each Subaccount. In addition, the Investment Manager pays the Adviser a fee equal to 0.35% of the average daily net assets.

The subaccounts pay all expenses not assumed by the Investment Manager. First Data Investor Services Group, Inc. (Investor Services Group), a wholly-owned subsidiary of First Data Corporation, serves as Administrator to the Subaccounts and is paid a flat fee of $10,000 per annum for each Subaccount. Investor Services Group also serves as the Fund's transfer agent.

From time to time the Investment Manager may waive a portion or all of the fees otherwise payable to it and/or reimburse the Target Account for expenses. The Investment Manager has voluntarily undertaken to waive its fees and has agreed to bear certain expenses to ensure that total expenses do not exceed 1.30% of the Subaccount's average daily net assets. For the period ended December 31, 1998, the Investment Manager waived and reimbursed expenses of $26,373. Boston Safe Deposit and Trust Company (BSDT), an indirect wholly-owned subsidiary of Mellon Bank Corporation, serves as the Subaccount's custodian. BSDT has agreed to compensate the Target Account and decrease custody fees for cash balances left uninvested by each Subaccount. For the period ended December 31, 1998, the Target Account's expenses were reduced by a total of $5,341.

No director, officer or employee of the Investment Manager, Endeavor Management Co., the Advisers or Investor Services Group received any compensation from the Fund for serving as an officer or Trustee of the Fund. The Target Account pays each Trustee who is not a director, officer or employee of the Investment Manager, Endeavor Management Co., the Advisers, Investor Services Group or any of their affiliates $1,000 per annum plus $100 per regularly scheduled meeting attended and reimburses them for travel and out-of-pocket expenses.

Administrative charges include an annual charge of the lesser of 2% of the policy value or $35 per contract which will commence on the first policy anniversary of each contract owner's account. For policies issued on or after May 1, 1995, the fee is waived if the sum of the premium payments less the sum of all partial withdrawals is at least $50,000 on the policy anniversary. Charges for administrative fees to the variable annuity contracts are an expense of the Target Account.

PFL Life deducts a daily charge for assuming certain mortality and expense risks. For the 5% Annually Compounding Death Benefit and the Annual Step-Up Death Benefit, this charge is equal to an effective annual rate of 1.25% of the value of the contract owners' individual account. For the Return of Premium Death Benefit, the corresponding charge is equal to an effective annual rate of 1.10% of the value of the contract owners' individual account. PFL Life also deducts a daily administrative charge equal to an annual rate of .15% of the contract owners' account for administrative expenses. For certain policies of Endeavor Variable Annuity and of Endeavor ML Variable annuity sold on or after May 1, 1997, during the first seven policy years, PFL deducts a daily Distribution Finance Charge equal to an effective annual rate of .15% of the contract owners' account. For certain policies of Endeavor Platinum Variable Annuity sold on or after May 1, 1997, during the first ten policy years, PFL deducts a daily Distribution Finance Charge equal to an effective annual rate of .25% of the contract owners' account.

Notes to Financial Statements

                          PFL Endeavor Target Account
                               December 31, 1998

3.Securities Transactions

For the period ended December 31, 1998 the aggregate cost of purchases of securities for the Target 5 and Target 10 Subaccounts were $13,341,560 and $10,270,166, respectively.

Net unrealized appreciation of investments at December 31, 1998 was composed of the following:

                                          Gross         Gross          Net
                                        Unrealized    Unrealized    Unrealized
                                       Appreciation (Depreciation) Appreciation
                                       ------------ -------------- ------------
Dow Target 5--July Series Subaccount    $1,294,405    $ (74,152)    $1,220,253
Dow Target 10--July Series Subaccount      557,286     (167,928)       389,358

4.Contract Owners' Equity

A summary of deferred annuity contracts terminable by owners at December 31, 1998 follows:

                                                                      5% Annually Compounding Death Benefit
                              Return of Premium Death Benefit            or Annual Step-Up Death Benefit
                         ------------------------------------------ -----------------------------------------
                          Accumulation  Accumulation     Total      Accumulation  Accumulation     Total
                          Units Owned    Unit Value  Contract Value  Units Owned   Unit Value  Contract Value
                         --------------------------- -------------- ------------- ------------ --------------
Dow Target 5 July Series Subaccount:
 PFL Endeavor Variable
  Annuity                 1,687,953.146  $1.122170     $1,894,170   4,444,952.078  $1.121334     $4,984,276
 PFL Endeavor ML
  Variable Annuity          175,737.901   1.122170        197,208     662,269.122   1.121334        742,625
 Endeavor Platinum
  Variable Annuity        2,070,741.956   1.121610      2,322,565   3,672,232.106   1.120778      4,115,757
                                                       ----------                                ----------
                                                       $4,413,943                                $9,842,658
                                                       ==========                                ==========
Dow Target 10 July Series Subaccount:
 PFL Endeavor Variable
  Annuity                 1,692,850.632  $1.034764     $1,751,701   2,825,523.187  $1.033997     $2,921,582
 PFL Endeavor ML
  Variable Annuity          141,796.418   1.034764        146,726   1,304,683.807   1.033997      1,349,039
 Endeavor Platinum
  Variable Annuity          626,721.861   1.034250        648,187   3,299,993.019   1.033486      3,410,497
                                                       ----------                                ----------
                                                       $2,546,614                                $7,681,118
                                                       ==========                                ==========

At December 31, 1998 contract owners' equity was comprised of:

                                                   Dow Target 5 Dow Target 10
                                                   July Series   July Series
                                          Total     Subaccount   Subaccount
                                       ----------- ------------ -------------
Unit transactions and accumulated net
 investment income                     $22,874,722 $13,036,348   $ 9,838,374
Adjustment for appreciation to market
 value                                   1,609,611   1,220,253       389,358
                                       ----------- -----------   -----------
  Total contract owners' equity        $24,484,333 $14,256,601   $10,227,732
                                       =========== ===========   ===========

Notes to Financial Statements

                          PFL Endeavor Target Account
                               December 31, 1998


4.Contract Owners' Equity (continued)

A summary of changes in contract owners' account units follows:

                                        Dow Target 5 Dow Target 10
                                        July Series   July Series
                                         Subaccount   Subaccount
                                        ------------ -------------
Units outstanding--beginning of period           --           --
Units purchased                           9,327,979    7,452,618
Units redeemed and transferred            3,385,907    2,438,951
                                         ----------    ---------
Units outstanding--end of period         12,713,886    9,891,569
                                         ==========    =========

5.Year 2000 (Unaudited)

The term Year 2000 Issue generally refers to the improper processing of dates and incorrect date calculations that might occur in computer software and hardware and embedded systems as the Year 2000 is approached. The use of computer programs that rely on two-digit date fields to perform computations and decision-making functions may cause systems to malfunction when processing information involving dates after 1999. For example, any computer software that has date-sensitive coding might recognize a code of 00 as the year 1900 rather than the year 2000.

PFL Life has developed a Year 2000 Project Plan (the Plan) to address the Year 2000 issue as it affects PFL Life's internal IT and non-IT systems, and to assess Year 2000 issues relating to third parties with whom PFL Life has critical relationships.

The Plan for addressing internal systems generally includes an assessment of internal IT and non-IT systems and equipment affected by the Year 2000 issue; definition of strategies to address affected systems and equipment; remediation of identified systems and equipment; internal testing and certification that each internal system is Year 2000 compliant; and a review of existing and revised business resumption and contingency plans to address potential Year 2000 issues. PFL Life has remediated and tested substantially all of its mission-critical internal IT systems as of December 31, 1998. PFL Life continues to remediate and test certain non-critical internal IT systems, internal non-IT systems and will continue with a revalidation testing program throughout 1999.

PFL Life's Year 2000 issues are more complex because a number of its systems interface with other systems not under PFL Life's control. PFL Life's most significant interfaces and uses of third-party vendor systems are in the bank, financial services and trust areas. PFL Life utilizes various banks to handle numerous types of financial and sales transactions. Several of these banks also provide trustee and custodial services for PFL Life's investment holdings and transactions. These services are critical to a financial services company such as PFL Life as its business centers around cash receipts and disbursements to policyholders and the investment of policyholder funds. PFL Life has received written confirmation from its vendor banks regarding their status on Year 2000. The banks indicate their dedication to resolving any Year 2000 issues related to their systems and services prior to December 31, 1999. PFL Life anticipates that a considerable effort will be necessary to ensure that its corrected or new systems can properly interface with those business partners with whom it transmits and receives data and other information (external systems). PFL Life has undertaken specific testing regimes with these third-party business partners and expects to continue working with its business partners on any interfacing of systems. However, the timing of external system compliance cannot currently be predicted with accuracy because the implementation of Year 2000 readiness will vary from one company to another.

Notes to Financial Statements

                          PFL Endeavor Target Account
                               December 31, 1998


5.Year 2000 (Unaudited) (continued)

PFL Life does have some exposure to date sensitive embedded technology such as micro-controllers, but PFL Life views this exposure as minimal. Unlike other industries that may be equipment intensive, like manufacturing, PFL Life is a life insurance, and financial services organization providing insurance, annuities and pension products to its customers. As such, the primary equipment and electronic devices in use are computers and telephone related equipment. This type of hardware can have date sensitive embedded technology which could have Year 2000 problems. Because of this exposure, PFL Life has reviewed its computer hardware and telephone systems, with assistance from the applicable vendors, and has upgraded, or replaced, or is in the process of replacing any equipment that will not properly process date sensitive data in the Year 2000 or beyond. This undertaking has been substantially completed for all operations.

For PFL Life, a reasonably likely worst case scenario might include one or more of PFL Life's significant policyholder systems being non-compliant. Such an event could result in a material disruption of PFL Life's operations. Specifically, a number of PFL Life's operations could experience an interruption in the ability to collect and process premiums or deposits, process claim payments, accurately maintain policyholder information, accurately maintain accounting records, and or perform adequate customer service. Should the worst case scenario occur, it could, dependent upon its duration, have a material impact on PFL Life's business and financial condition. Simple failures can be repaired and returned to production within a matter of hours with no material impact. Unanticipated failures with a longer service disruption period could have a more serious impact. For this reason, PFL Life is placing significant emphasis on risk management and Year 2000 business resumption contingency planning in 1999 by modifying its existing business resumption and disaster recovery plans to address potential Year 2000 issues.

The actions taken by management under the Year 2000 Project Plans are intended to significantly reduce PFL Life's risk of a material business interruption based on the Year 2000 issues. It should be noted that the Year 2000 computer problem, and its resolution, is complex and multifaceted, and any company's success cannot be conclusively known until the Year 2000 is reached. In spite of its efforts or results, PFL Life's ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond our knowledge or control. It is anticipated that there may be problems that will have to be resolved in the ordinary course of business on and after the Year 2000. However, PFL Life does not believe that the problems will have a material adverse affect on PFL Life's operations or financial condition.

Report of Ernst & Young, LLP, Independent Auditors

                          PFL Endeavor Target Account
                               December 31, 1998


The Board of Managers and Contract Owners of the
PFL Endeavor Target Account

We have audited the accompanying statement of assets and liabilities of the PFL Endeavor Target Account including the schedule of investments, as of December 31, 1998, and the related statement of operations and statement of changes in contract owners' equity for the period July 1, 1998 (commencement of operations) through December 31, 1998. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and schedule of investments referred to above present fairly, in all material respects, the financial position of the PFL Endeavor Target Account at December 31, 1998, the results of its operations and the changes in contract owners' equity for the period July 1, 1998 through December 31, 1998 in conformity with generally accepted accounting principles.

                                                /s/ Ernst & Young LLP

Des Moines, Iowa
January 29, 1999

                                                                 THE ENDEAVOR ML
                                                                VARIABLE ANNUITY

                                                                  Issued Through

                                           PFL ENDEAVOR VARIABLE ANNUITY ACCOUNT
                                                                             and
                                                     PFL ENDEAVOR TARGET ACCOUNT

                                                                              by

                                                      PFL LIFE INSURANCE COMPANY

PROSPECTUS
MAY 1, 1999

This prospectus and the mutual fund prospectuses give you important information about the policies and the mutual funds. Please read them carefully before you invest and keep them for future reference.

If you would like more information about The Endeavor ML Variable Annuity Policy, you can obtain a free copy of the Statement of Additional Information
(SAI) dated May 1, 1999. Please call us at (800) 525-6205 or write us at: PFL Life Insurance Company, Financial Markets Division, Variable Annuity Department, 4333 Edgewood Road N.E., Cedar Rapids, Iowa, 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and is incorporated herein by reference. Information about the separate account and the target account can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

PLEASE NOTE THAT THE POLICIES AND THE MUTUAL FUNDS:

 .    ARE NOT BANK DEPOSITS
 .    ARE NOT FEDERALLY INSURED
 .    ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENT
 .    ARE NOT GUARANTEED TO ACHIEVE THEIR GOAL
 .    ARE SUBJECT TO RISKS, INCLUDING LOSS OF PREMIUM

The flexible premium deferred annuity policy has many investment choices. There are two separate account. The mutual fund subaccounts and the target series subaccounts are listed below. You bear the entire investment risk for all amounts you put in either separate account. There is also a fixed account, which offers interest at rates that are guaranteed by PFL Life Insurance Company
(PFL). You can choose any combination of these investment choices.

MERRILL LYNCH VARIABLE SERIES
FUNDS, INC.
MANAGED BY MERRILL LYNCH ASSET
MANAGEMENT, L.P.
      Merrill Lynch Basic Value Focus Fund
      Merrill Lynch High Current Income Fund
      Merrill Lynch Developing Capital
             Markets Focus Fund

ENDEAVOR SERIES TRUST
SUBADVISED BY MORGAN STANLEY ASSET
MANAGEMENT INC.
     Endeavor Asset Allocation Portfolio
     Endeavor Money Market Portfolio
SUBADVISED BY T. ROWE PRICE
ASSOCIATES, INC.
     T. Rowe Price Equity Income Portfolio
     T. Rowe Price Growth Stock Portfolio
SUBADVISED BY ROWE PRICE-FLEMING
INTERNATIONAL, INC.
     T. Rowe Price International Stock
             Portfolio
SUBADVISED BY OPCAP ADVISORS
     Endeavor Value Equity Portfolio
     Endeavor Opportunity Value
SUBADVISED BY J.P. MORGAN INVESTMENT
MANAGEMENT INC.
     Endeavor Enhanced Index Portfolio
SUBADVISED BY THE DREYFUS CORPORATION
     Dreyfus U.S. Government Securities
             Portfolio
     Dreyfus Small Cap Value Portfolio
SUBADVISED BY MONTGOMERY ASSET
MANAGEMENT, LLC
     Endeavor Select 50 Portfolio
SUBADVISED BY MASSACHUSETTS FINANCIAL
SERVICES COMPANY
       Endeavor High Yield Portfolio
SUBADVISED BY JANUS CAPITAL CORPORATION
       Endeavor Janus Growth Portfolio

THE TARGET ACCOUNT
SUBADVISED BY FIRST TRUST ADVISORS L.P.
         The Dow((SM)) Target 10 (July Series)
         The Dow((SM)) Target 5  (July Series)
         The Dow((SM)) Target 10 (January Series)
         The Dow((SM)) Target 5  (January Series)

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS                                                     PAGE
GLOSSARY OF TERMS..................................................

SUMMARY............................................................

ANNUITY POLICY FEE TABLE...........................................

EXAMPLES...........................................................

1.   THE ANNUITY POLICY............................................

2.   ANNUITY PAYMENTS
     (THE INCOME PHASE)............................................
     Annuity Payment Options.......................................

3.   PURCHASE......................................................
     Policy Issue Requirements.....................................
     Premium Payments..............................................
     Initial Premium Requirements..................................
     Additional Premium Payments...................................
     Maximum Total Premium Payments................................
     Allocation of Premium Payments................................
     Policy Value..................................................

4.   INVESTMENT CHOICES............................................
     The Separate Accounts.........................................
     The Mutual Fund Account.......................................
     The Target Account............................................
     The Fixed Account.............................................
     Transfers.....................................................
     Family Income Protector.......................................
     Dollar Cost Averaging Program.................................
     Asset Rebalancing.............................................
     Telephone Transactions........................................

5.   EXPENSES......................................................
     Surrender Charges.............................................
     Mortality and Expense Risk Fee................................
     Administrative Charges........................................
     Distribution Financing Charge.................................
     Premium Taxes.................................................
     Federal, State and Local Taxes................................
     Transfer Fee..................................................
     Family Income Protector.......................................
     Portfolio Management Fees.....................................
     Target Account Fees...........................................

6.   TAXES.........................................................
     Annuity Policies in General...................................
     Qualified and Nonqualified Policies...........................
     Withdrawals - Nonqualified Policies...........................
     Withdrawals - Qualified Policies..............................
     Withdrawals - 403(b) Policies.................................
     Tax Status of the Policy......................................
     Diversification and Distribution Requirements.................
     Taxation of Death Benefit Proceeds............................
     Annuity Payments..............................................
     Transfers, Assignments or Exchanges of Policies...............
     Possible Tax Law Changes......................................

7.   ACCESS TO YOUR MONEY..........................................
     Surrenders....................................................
     Delay of Payment and Transfers................................
     Excess Interest Adjustment....................................
     Systematic Payout Option......................................
     Nursing Care and Terminal Condition...........................
     Withdrawal Option.............................................

8.   PERFORMANCE...................................................
     The Mutual Fund Account.......................................
     The Target Account............................................

9.   DEATH BENEFIT.................................................
     When We Pay A Death Benefit...................................
     When We Do Not Pay A Death Benefit............................
     Amount of Death Benefit.......................................
     Guaranteed Minimum Death Benefit..............................
     Adjusted Partial Withdrawal...................................

10.  OTHER INFORMATION.............................................
     Ownership.....................................................
     Assignment....................................................
     PFL Life Insurance Company....................................
     The Mutual Fund Account.......................................
     The Target Account............................................
     Mixed and Shared Funding......................................
     Reinstatements................................................
     Voting Rights.................................................
     Distributor of the Policies...................................
     Non-participating Policy......................................
     Variations in Policy Provisions...............................
     Year 2000 Matters.............................................
     IMSA..........................................................
     Legal Proceedings.............................................
     Financial Statements..........................................

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION.......

APPENDIX A
Condensed Financial Information
         The Mutual Fund Account...................................
Condensed Financial Information
         The Target Account........................................

APPENDIX B
Historical Performance Data
         The Mutual Fund Account...................................
Historical Performance Data
         The Target Account........................................

APPENDIX C
Policy Variations..................................................

GLOSSARY OF TERMS

Accumulation Unit--An accounting unit of measure used in calculating the policy value in the mutual fund account and the target account before the annuity commencement date.

Annual Stock Selection Date--The last business day of a specified 12-month period.

Annuitant--The person entitled to receive annuity payments after the annuity commencement date and during whose life any annuity payments involving life contingencies will continue.

Annuity Commencement Date--The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month starting after the annuitant attains age 85, except as expressly allowed by PFL. In no event will this date be later than the last day of the month following the month in which the annuitant attains age 95.

Annuity Payment Option--A method of receiving a stream of annuity payments selected by the owner.

Cash Value--The policy value increased or decreased by an excess interest adjustment, less the surrender charge, if any.

Distribution Financing Charge--A daily charge for the first seven policy years equal to an effective annual rate of 0.15% of the mutual fund account?s and the target account's net assets. This charge is not deducted after the annuity commencement date.

DJIA--The Dow Jones Industrial Average ((SM)). Thirty stocks chosen by the editors of The Wall Street Journal as representative of the broad market and of American industry.

Excess Interest Adjustment--A positive or negative adjustment to amounts withdrawn upon partial withdrawals, full surrenders, transfers, or to amounts applied to annuity payment options,from the guaranteed period options. The adjustment reflects changes in the interest rates declared by PFL since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account--One or more investment choices under the policy that are part of the general assets of PFL and are not in the mutual fund account or the target account.

Guaranteed Period Options--The various guaranteed interest rate periods of the fixed account which may be offered by PFL and into which premium payments may be paid or amounts transferred.

Initial Stock Selection Date--The date is June 30, 1998 for the July Series. The date is December 31, 1998 for the January Series.

Mutual Fund Account--A separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended, to which premium payments under the policies may be allocated and which invests in designated portfolios of the Endeavor Series Trust, designated portfolios of the Merrill Lynch Variable Series Funds, Inc., and such other mutual funds as PFL may determine from time to time.

Mutual Fund Subaccount--A subdivision within the mutual fund account, the assets of which are invested in a specified portfolio of the underlying funds.

Owner or Owners--The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the information that we require to issue a policy.

Policy Value--On or before the annuity commencement date, the policy value is equal to the owner's:

 .    premium payments; minus partial withdrawals (including any applicable excess interest adjustments and/or surrender charges on such withdrawals); plus
 .    interest credited in the fixed account; plus
 .    accumulated gains or losses in the mutual fund account and the target account; minus
 .    service charges, premium taxes, and  transfer fees, if any.

Target Account--A separate account established and registered as a management investment company under the 1940 Act to which premium payments under the policies may be allocated.

Target Series Subaccount--A subdivision within the target account, the assets of which are invested in common stocks selected according to a specified investment strategy, with a specific stock selection date.

        (NOTE: THE STATEMENT OF ADDITIONAL INFORMATION CONTAINS A MORE
                             EXTENSIVE GLOSSARY.)

SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail. Words printed in italics in this prospectus are defined in the Glossary.

1.   THE ANNUITY POLICY

The Flexible Premium Variable Annuity Policy offered by PFL Life Insurance Company (PFL, we, us or our) is a policy between you, as the owner, and PFL, an insurance company. The policy provides a way to invest on a tax-deferred basis in the following investment choices: sixteen subaccounts of the mutual fund account, four subaccounts of the target account, and a fixed account of PFL. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy offers twenty subaccounts in both the mutual fund account and the target account that are listed in Section 4. Each mutual fund subaccount invests exclusively in shares of one of the portfolios of the underlying funds. Each target series subaccount invests directly in individual stocks according to its specific investment strategy. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that is guaranteed by PFL. We guarantee to return your investment with interest credited for all amounts allocated to the fixed account.

You can transfer money between any of the investment choices. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year.

The policy, like all deferred annuity policies, has two phases: the "accumulation phase" and the "income phase." During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you take them out of the policy. The income phase occurs when you begin receiving regular payments from your policy. The money you can accumulate during the accumulation phase will largely determine the income payments you receive during the income phase.

2.   ANNUITY PAYMENTS
     (THE INCOME PHASE)

The policy allows you to receive income under one of five annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down.

3.   PURCHASE

You can buy a nonqualified policy with $5,000 or more, and a qualified policy with $1,000 or more, under most circumstances. You can add as little as $50 at any time during the accumulation phase.

4.   INVESTMENT CHOICES

You can allocate your premium payments to one or more of the investment choices listed below.

The following sixteen mutual fund portfolios are described in the underlying fund prospectuses:

MANAGED BY MERRILL LYNCH ASSET MANAGEMENT, L.P.
     Merrill Lynch Basic Value Focus Fund
     Merrill Lynch High Current Income Fund
     Merrill Lynch Developing Capital Markets
         Focus Fund
SUBADVISED BY MORGAN STANLEY
ASSET MANAGEMENT INC.
     Endeavor Asset Allocation
     Endeavor Money Market
SUBADVISED BY T. ROWE PRICE ASSOCIATES, INC.
     T. Rowe Price Equity Income

     T. Rowe Price Growth Stock
SUBADVISED BY ROWE PRICE-FLEMING
INTERNATIONAL, INC.
     T. Rowe Price International Stock
SUBADVISED BY OPCAP ADVISORS
     Endeavor Value Equity
     Endeavor Opportunity Value
SUBADVISED BY J.P. MORGAN
INVESTMENT MANAGEMENT INC.
     Endeavor Enhanced Index
SUBADVISED BY THE DREYFUS CORPORATION
     Dreyfus U.S. Government Securities
     Dreyfus Small Cap Value
SUBADVISED BY MONTGOMERY
ASSET MANAGEMENT, LLC
     Endeavor Select 50
SUBADVISED BY MASSACHUSETTS
FINANCIAL SERVICES COMPANY
     Endeavor High Yield
SUBADVISED BY JANUS CAPITAL CORPORATION
     Endeavor Janus Growth Portfolio

The following four target series subaccounts are described later in this prospectus:

SUBADVISED BY FIRST TRUST
ADVISORS L.P.
         The Dow(SM) Target 10 (July Series)
         The Dow(SM) Target 5  (July Series)
         The Dow(SM) Target 10 (January Series)
         The Dow(SM) Target 5  (January Series)

Depending upon their investment performance, you can make or lose money in any of the mutual fund subaccounts or target series subaccounts.

You can also allocate your premium payments to the fixed account.

5.   EXPENSES

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 7% of premium payments withdrawn within seven years after the premium is paid. To calculate surrender charges, we consider the premium you paid to come out before any earnings.

Full surrenders, partial withdrawals and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account.

We deduct daily mortality and expense risk fees and administrative charges of 1.25% to 1.40% per year from the assets in each mutual fund subaccount and target series subaccount.

During the accumulation phase, we deduct an annual service charge of no more than $35 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial withdrawals, is at least $50,000.

To help with the cost of distributing the policies, we also deduct a daily distribution financing charge equal to an effective annual rate of 0.15%, during the first seven years of the accumulation phase.

We will deduct state premium taxes, which currently range from 0% to 3.50%, upon total surrender, payment of a death benefit, or when annuity payments begin.

If you elect the ?family income protector? rider, then there is an annual fee during the accumulation phase of 0.30% of the minimum annuitization value. If you annuitize under the rider, then there is a stabilized payment fee at an annual rate of 1.25% of the daily net asset value in the separate account.

The value of the net assets of the mutual fund subaccounts will reflect the investment advisory fee and other expenses incurred by the underlying portfolios. Those fees and expenses are detailed in the underlying funds? prospectuses that are attached to this prospectus. The value of the net assets of the target series subaccounts will reflect the investment advisory fee and other expenses incurred by the manager in operating each target series subaccount.

6.   TAXES

Your earnings, if any, are not taxed until you take them out. If you take money out during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the earnings. Payments during the income phase may be considered partly a return of your original investment so that part of each payment would not be taxable as income.

7.   ACCESS TO YOUR MONEY

You can take out $500 or more anytime during the accumulation phase. After one year, you may take out up to 10% of the policy value free of surrender charges or excess interest adjustments once each year. Amounts withdrawn in the first year, or in excess of 10% of the policy value thereafter, may be subject to a surrender charge and/or excess interest adjustment. You may also have to pay income tax and a tax penalty on any money you take out.

8.   PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the mutual fund subaccounts or target series subaccounts you choose. We provide performance information in Appendix B and in the Statement of Additional Information. This data is not intended to indicate future performance.

9.   DEATH BENEFIT

If you are both the owner and the annuitant and you die before the income phase begins, then your beneficiary will receive a death benefit.
Naming different persons as owner and annuitant can affect whether the death benefit is payable and to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

You generally may choose one of the following guaranteed minimum death benefits:

 .    5% Annually Compounding
 .    Double Enhanced
 .    Return of Premium

These choices are restricted for annuitants and owners over age 74.

10.  OTHER INFORMATION

RIGHT TO CANCEL PERIOD. You may return your policy for a refund. The amount of time you have to return the policy will depend on the state where the policy was issued. It is generally only 10 days. The amount of the refund will generally be the policy value. We will pay the refund within 7 days after we receive written notice of cancellation and the returned policy. The policy will then be deemed void. In some states you may have more than 10 days to return a policy, or receive a refund of more (or less) than the policy value.

NO PROBATE. Usually when you die the person you choose as your beneficiary will receive the death benefit under this policy without going through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

WHO SHOULD PURCHASE THE POLICY? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans and individual retirement accounts. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this policy if you are looking for a short-term investment or if you cannot take the risk of losing the money that you put in.

FINANCIAL STATEMENTS. Financial Statements for PFL and the mutual fund subaccounts and target series subaccounts are in the Statement of Additional Information.

ADDITIONAL FEATURES. This policy has additional features that might interest you. These include the following:

 .    You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the "systematic payout option." Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

 .    You can arrange to have a certain amount of money automatically transferred from the fixed account, either monthly or quarterly, into your choice of mutual fund subaccounts or target series subaccounts. This feature is called "dollar cost averaging."

 .    You can elect an optional rider that guarantees you a minimum annuitization value. This feature is called the "family income protector."

 .    We will, upon your request, automatically transfer amounts among the mutual fund subaccounts or target series subaccounts on a regular basis to maintain a desired allocation of the policy value among the various mutual fund subaccounts or target series subaccounts. This feature is called
     "asset rebalancing."

 .    Under certain medically related circumstances, we will allow you to surrender or partially withdraw your policy value without a surrender charge and excess interest adjustment. This feature is called the "nursing care and terminal condition withdrawal option."

 .    You may make transfers and/or change the allocation of additional premium payments by telephone.

The dollar cost averaging and asset rebalancing features are inconsistent with the target series subaccounts' investment strategy.

These features are not available in all states and may not be suitable for your particular situation.

INQUIRIES

If you need more information, please contact us at:

     Administrative and Service Office
     Financial Markets Division
     Variable Annuity Department
     PFL Life Insurance Company
     4333 Edgewood Road N.E.
     P.O. Box 3183
     Cedar Rapids, IA  52406-3183

=============================================================================================================

                                          ANNUITY POLICY FEE TABLE

=============================================================================================================

          POLICY OWNER TRANSACTION EXPENSES                      SEPARATE ACCOUNT ANNUAL EXPENSES
                                                            (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)
-------------------------------------------------------------------------------------------------------------
Sales Load On Purchase Payments ............      0   Mortality and Expense Risk Fee/(4)/ ....      1.25%
Maximum Surrender Charge                              Administrative Charge ........                0.15%
    (as a % of Premium Payments                       Distribution Financing Charge ..........
                                                                                                    0.15%
     Surrendered)/(1)(2)/ ..................      7%
Surrender Fees .............................      0    TOTAL SEPARATE ACCOUNT
Annual Service Charge/(1)/.......... $35 Per Policy   ANNUAL EXPENSES ........................      1.55%
Transfer Fee/(1)/ ..............   Currently No Fee
Family Income Protector (optional)/(3)/
      Rider Fee ............................  0.30%

=============================================================================================================

                                       PORTFOLIO ANNUAL EXPENSES/(5)/
                   (AS A PERCENTAGE OF AVERAGE NET ASSETS AND AFTER EXPENSE REIMBURSEMENTS)
-------------------------------------------------------------------------------------------------------------
                                                                                     TOTAL         TOTAL
                                                                         RULE      PORTFOLIO    ACCOUNT AND
                                                              OTHER      12B-1      ANNUAL       PORTFOLIO
                                           MANAGEMENT FEES  EXPENSES     FEES    EXPENSES/(6)/   EXPENSES
-------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Focus/(8)/......      0.60%         0.06%        -         0.66%         2.21%
Merrill Lynch High Current Income/(9)/....      0.47%         0.06%        -         0.53%         2.08%
Merrill Lynch Developing Capital Markets
Focus/(8)/................................      1.00%         0.42%        -         1.42%         2.97%
Endeavor Asset Allocation.................      0.75%         0.03%        -         0.78%         2.33%
Endeavor Money Market.....................      0.50%         0.10%        -         0.60%         2.15%
T. Rowe Price Equity Income...............      0.80%         0.05%        -         0.85%         2.40%
T. Rowe Price Growth Stock................      0.80%         0.07%        -         0.87%         2.42%
T. Rowe Price International Stock/(9)/....      0.90%         0.08%        -         0.98%         2.53%
Endeavor Value Equity.....................      0.80%         0.04%        -         0.84%         2.39%
Endeavor Opportunity Value/(9)/...........      0.80%         0.18%        -         0.98%         2.53%
Endeavor Enhanced Index...................      0.75%         0.35%        -         1.10%         2.65%
Dreyfus U.S. Government Securities/(10)/..      0.60%         0.12%        -         0.72%         2.27%
Dreyfus Small Cap Value...................      0.80%         0.06%        -         0.86%         2.41%
Endeavor Select 50/(11)/..................      1.10%         0.39%        -         1.49%         3.04%
Endeavor High Yield/(12)/.................     0.775%        0.525%        -         1.30%         2.85%
Endeavor Janus Growth/(13)/...............     0.775%        0.095%        -         0.87%         2.42%
The Dow(SM) Target 10 (July)/(14)(15)(16)/      0.75%         0.55%        -         1.30%         2.85%
The Dow(SM) Target 5 (July)/(14)(15)(16)/.      0.75%         0.55%        -         1.30%         2.85%
The Dow(SM) Target 10 (January)/(14)(15)(16)/   0.75%         0.55%        -         1.30%         2.85%
The Dow(SM) Target 5 (January)/(14)(15)(16)/    0.75%         0.55%        -         1.30%         2.85%
=============================================================================================================

[GRAPHIC OMMITTED]

(1) The surrender charge and transfer fee, if any is imposed, apply to each policy, regardless of how policy value is allocated among the mutual fund account, the target account and the fixed account. The service charge applies to the fixed account, the mutual fund account, and the target account, and is assessed on a pro rata basis relative to each account's policy value as a percentage of the policy's total policy value. The service charge is deducted on each policy anniversary and at the time of surrender, if surrender occurs during a policy year. There is no fee for the first 12 transfers per year. For additional transfers, PFL may charge a fee of $10 per transfer, but currently does not charge for any transfers.

(2) The surrender charge is decreased based on the number of years since the premium payment was made, from 7% in the year in which the premium payment was made, to 0% in the eighth year after the premium payment was made. If applicable a surrender charge will only be applied to withdrawals that exceed the amount available under certain listed exceptions.

(3) The annual rider fee is currently equal to 0.30% of the minimum annuitization value on the previous policy anniversary; PFL may at its discretion change the rate in the future, but the rate will never be greater than 0.50% per year. The stabilized payment fee is only charged if you annuitize under the family income protector rider, and then only after annuitization. This fee is reflected in the amount of the variable payments. The stabilized payment fee is currently equal to an effective annual rate of 1.25% of the daily net asset value in the variable investment options. PFL may at its discretion change the rate in the future, but the rate will never be greater than 2.25% per year. Once the family income protector rider is added to your policy, neither the rider fee nor the stabilized payment fee that is in effect at that time will change during the life of that family income protector rider.

(4) Mortality and expense risk fees shown (1.25%) include the "5% Annually Compounding Death Benefit" and the "Double Enhanced Death Benefit." This reflects a fee that is 0.15% per year higher than the 1.10% corresponding fee for the "Return of Premium Death Benefit."

(5) The fee table information relating to the underlying funds was provided to PFL by the underlying funds, and PFL has not independently verified such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

(6) Endeavor Management Co. has agreed, until further notice, to assume expenses of the Portfolios that exceed the following rates: Endeavor Money Market-0.99%; Endeavor Asset Allocation-1.25%; T. Rowe Price International Stock-1.53%; Endeavor Value Equity-1.30%; Dreyfus Small Cap Value-1.30%; Dreyfus U.S. Government Securities-1.00%; T. Rowe Price Equity Income-1.30%;
    T. Rowe Price Growth Stock-1.30%; Endeavor Opportunity Value-1.30%; Endeavor Enhanced Index-1.30%; Endeavor Select 50-1.50%; Endeavor High Yield-1.30%. Endeavor

     Management Co. has agreed for a period of at least one year to assume the expenses of the Endeavor Janus Growth Portfolio that exceed 0.87%. Expenses shown for the Endeavor Janus Growth Portfolio are estimated for 1999. Expenses shown for the Endeavor Select 50 and Endeavor High Yield Portfolios are annualized.

(7) These reflect expenses on Class A shares for the year ended December 31, 1998. Reimbursement agreements are in effect that limit operating expenses exclusive of any distribution fees imposed on shares of Class B Common Stock, paid by each portfolio of the Merrill Lynch Variable Series Funds, Inc. in a given year to 1.25% of its average daily net assets. Any such expenses in excess of 1.25% of the average daily net assets will be reimbursed to the portfolio by MLAM, which in turn will be reimbursed by Merrill Lynch Life Agency, Inc., an affiliate of MLAM. During 1998, MLAM waived management fees and reimbursed expenses totaling 0.17% for the Developing Capital Markets Focus Fund.

(8) Total Portfolio Annual Expenses for the T. Rowe Price International Stock Portfolio before credits allowed by the custodian for the period ended December 31, 1998 were 1.10%.

(9) Total Portfolio Annual Expenses for the Endeavor Opportunity Value Portfolio before waivers/reimbursement and credits allowed by the custodian for the period ended December 31, 1998 were 0.99%.

(10) Total Portfolio Annual Expenses for the Dreyfus U.S. Government Securities Portfolio before waiver/reimbursements and credits allowed by the custodian for the period ended December 31, 1998 were 0.73%.

(11) Total Portfolio Annual Expenses for the Endeavor Select 50 Portfolio before waivers/reimbursement and credit allowed by the custodian for the period ended December 31, 1998 were 1.55% annualized.

(12) Total Portfolio Annual Expenses for the Endeavor High Yield Portfolio before waivers/reimbursement and credits allowed to the custodian for the period ended December 31, 1998 were 1.58% annualized.

(13) The Endeavor Janus Growth Portfolio is new, so the Total Portfolio Annual Expenses before waivers/reimbursement for the period ending December 31, 1999 are estimated to be 0.895%.

(14) For the target account, the distribution financing charge included under "Total Separate Account Annual Expenses" in this table is deducted pursuant to a 12b-1 plan.

(15) The manager is paid a fee of 0.75% of the average daily net assets of each target series subaccount. For its services to the target account, the manager pays the adviser a fee equal to 0.35% of the average daily net assets of each target series subaccount.

(16) In addition to the management fees, the target account pays all expenses not assumed by the manager. The manager has agreed to limit each target series subaccount's management fee and operating expenses during its first year of operations to an annual rate of 1.30% of the target series subaccount's average net assets. (This limit does not include other fees and deductions such as the mortality and expense risk fee, administrative charge, and distribution financing charge.) (See the Statement of Additional Information for more details.) Without this limitation, the management fee and operating expenses for the 5% Annually Compounding and Double Enhanced Death Benefits are expected to be 1.73% for The Dow(SM) Target 10 and 1.57% for The Dow(SM) Target 5. Without this limitation, the management fee and operating expenses for the Return of Premium Death Benefit are expected to be 1.58% for The Dow(SM) Target 10 and 1.60% for The Dow(SM) Target 5.

EXAMPLES


You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, assuming the entire policy value is in the applicable mutual fund subaccount or target series subaccount, and assuming the family income protector benefit has been selected:


The expenses reflect different mortality and expense risk fees depending on which death benefit you select:
A = Return of Premium Death Benefit
B = 5 % Annually Compounding Death Benefit or the Double Enhanced Death Benefit

============================================================================================================
                                                                           If the Policy is annuitized at
                                         If the Policy is surrendered      the end of the applicable time
                                         at the end of the applicable      period or if the Policy is not
                                                 time period.                surrendered or annuitized.
                                      ----------------------------------------------------------------------
Subaccounts                              1        3       5        10       1        3        5       10
                                        Year    Years   Years    Years     Year    Years    Years   Years
------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value          A    $94     $128     $172     $268     $24      $75     $128     $268
                                  --------------------------------------------------------------------------
Focus                              B    $96     $133     $180     $283     $26      $79     $135     $283
------------------------------------------------------------------------------------------------------------
Merrill Lynch High Current         A    $93     $124     $166     $255     $23      $71     $121     $255
                                  --------------------------------------------------------------------------
Income                             B    $95     $129     $173     $270     $25      $75     $129     $270
------------------------------------------------------------------------------------------------------------
Merrill Lynch Developing           A    $102    $151     $210     $341     $32      $97     $165     $341
                                  --------------------------------------------------------------------------
Capital Markets Focus              B    $103    $155     $217     $355     $33      $102    $173     $355
------------------------------------------------------------------------------------------------------------
Endeavor Asset Allocation          A    $96     $132     $178     $280     $26      $78     $134     $280
                                  --------------------------------------------------------------------------
                                   B    $97     $137     $187     $297     $27      $84     $142     $297
------------------------------------------------------------------------------------------------------------
Endeavor Money Market              A    $94     $127     $169     $262     $24      $73     $125     $262
                                  --------------------------------------------------------------------------
                                   B    $95     $131     $177     $277     $25      $78     $132     $277
------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income        A    $96     $134     $182     $287     $26      $81     $137     $287
                                  --------------------------------------------------------------------------
                                   B    $98     $139     $189     $302     $28      $85     $145     $302
------------------------------------------------------------------------------------------------------------
T. Rowe Price Growth Stock         A    $96     $135     $183     $289     $26      $81     $138     $289
                                  --------------------------------------------------------------------------
                                   B    $98     $139     $190     $304     $28      $86     $146     $304
------------------------------------------------------------------------------------------------------------
T. Rowe Price International        A    $98     $138     $188     $300     $28      $84     $144     $300
                                  --------------------------------------------------------------------------
Stock                              B    $99     $142     $196     $314     $29      $89     $151     $314
------------------------------------------------------------------------------------------------------------
Endeavor Value Equity              A    $96     $134     $181     $286     $26      $80     $137     $286
                                  --------------------------------------------------------------------------
                                   B    $98     $138     $189     $301     $28      $85     $144     $301
------------------------------------------------------------------------------------------------------------
Endeavor Opportunity Value         A    $98     $138     $188     $300     $28      $84     $144     $300
                                  --------------------------------------------------------------------------
                                   B    $99     $142     $196     $314     $29      $89     $151     $314
------------------------------------------------------------------------------------------------------------
Endeavor Enhanced Index            A    $99     $142     $194     $311     $29      $88     $150     $311
                                  --------------------------------------------------------------------------
                                   B    $100    $146     $202     $326     $30      $92     $157     $326
------------------------------------------------------------------------------------------------------------
Dreyfus U.S. Government            A    $95     $130     $175     $274     $25      $77     $131     $274
                                  --------------------------------------------------------------------------
Securities                         B    $96     $135     $183     $289     $26      $81     $138     $289
------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Value            A    $96     $134     $182     $288     $26      $81     $138     $288
                                  --------------------------------------------------------------------------
                                   B    $98     $139     $190     $303     $28      $85     $145     $303
------------------------------------------------------------------------------------------------------------
Endeavor Select 50                 A    $103    $153     $213     $348     $33      $99     $169     $348
                                  --------------------------------------------------------------------------
                                   B    $104    $158     $220     $362     $34      $104    $176     $362
------------------------------------------------------------------------------------------------------------
Endeavor High Yield                A    $101    $148     $204     $330     $31      $94     $160     $330
                                  --------------------------------------------------------------------------
                                   B    $102    $152     $211     $344     $32      $98     $167     $344
------------------------------------------------------------------------------------------------------------
Endeavor Janus Growth              A    $96     $135     $183     $289     $26      $81     $138     $289
                                  --------------------------------------------------------------------------
                                   B    $98     $139     $190     $304     $28      $86     $146     $304
------------------------------------------------------------------------------------------------------------
The Dow(SM) Target 10              A    $101    $148     $204     $330     $31      $94     $160     $330
                                  --------------------------------------------------------------------------
(July Series)                      B    $102    $152     $211     $344     $32      $98     $167     $344
------------------------------------------------------------------------------------------------------------
The Dow(SM) Target 5               A    $101    $148     $204     $330     $31      $94     $160     $330
                                  --------------------------------------------------------------------------
(July Series)                      B    $102    $152     $211     $344     $32      $98     $167     $344
------------------------------------------------------------------------------------------------------------
The Dow(SM) Target 10              A    $101    $148     $204     $330     $31      $94     $160     $330
                                  --------------------------------------------------------------------------
(January Series)                   B    $102    $152     $211     $344     $32      $98     $167     $344
------------------------------------------------------------------------------------------------------------
The Dow(SM) Target 5               A    $101    $148     $204     $330     $31      $94     $160     $330
                                  --------------------------------------------------------------------------
(January Series)                   B    $102    $152     $211     $344     $32      $98     $167     $344
============================================================================================================

[GRAPHIC OMITTED]

The above tables will assist you in understanding the costs and expenses that you will bear, directly or indirectly. These include the 1998 expenses of the underlying funds and the target account. In addition to the expenses listed above, premium taxes may be applicable.


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESS THAN THE ASSUMED RATE.

In the examples, the $35 annual service charge is reflected as a charge of 0.0380% based on average policy value of $92,119. These examples also reflect the annual fee of 0.30% for the family income protector rider. Expenses would be lower if you do not elect that rider.


FINANCIAL INFORMATION. Condensed financial information for the mutual fund subaccounts and target series subaccounts are in Appendix A to this prospectus.

1.   THE ANNUITY POLICY

This prospectus describes The Endeavor ML Variable Annuity Policy offered by PFL Life Insurance Company.

An annuity is a policy between you, the owner, and an insurance company (in this case PFL), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings are tax deferred. Tax deferral means you generally are not taxed on your annuity until you take money out of your annuity. After the annuity commencement date, your annuity switches to the income phase.

The policy is a flexible premium variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes.

It is a "flexible premium" policy because after you purchase it, you can generally make additional investments of any amount of $50 or more, until the annuity commencement date. But you are not required to make any additional investments.

The policy is a "variable" annuity because the value of your investments can go up or down based on the performance of your investment choices. If you select the variable annuity portion of the policy, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. The amount of annuity payments you receive during the income phase from the variable annuity portion of your policy also depends upon the investment performance of your investment choices for the income phase.

The policy also contains a fixed account. The fixed account offers interest at rates that are guaranteed by PFL not to decrease during each guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2.   ANNUITY PAYMENTS
     (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us 30 days written notice before the current annuity commencement date. The new annuity commencement date must be at least 30 days after we receive the change. The latest annuity commencement date cannot be after the policy month following the month in which the annuitant attains age 95.

Election of Annuity Payment Option. Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the beneficiary may elect to receive the death benefit in a lump sum or under one of the annuity payment options.

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant's death, the beneficiary will receive any remaining guaranteed payments.

ANNUITY PAYMENT OPTIONS

The policy provides five annuity payment options that are described below. You may chose any combination of annuity payment options. We will use your "adjusted policy value" to provide these annuity payments. The adjusted policy value is the policy value increased or decreased by any applicable excess interest adjustment. If the adjusted policy value on the annuity commencement date is less than $2,000, PFL reserves the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually.

Unless you choose to receive variable payments under annuity payment options 3 or 5, the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments under payment options 3 and 5. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the mutual fund subaccount(s) and/or target series subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance is lower than the assumed investment return, the amount of the variable annuity payments would decrease.

A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payment options are explained below. Options 1, 2, and 4 are fixed only. Options 3 and 5 can be fixed or variable.

Payment Option 1--Interest Payments. We will pay the interest on the amount we use to provide annuity payments in equal payments, or this amount may be left to accumulate for a period of time you and PFL agree to. You and PFL will agree on withdrawal rights when you elect this option.

Payment Option 2--Income for a Specified Period. We will make level payments only for the fixed period you choose. No funds will remain at the end.

Payment Option 3--Life Income. You may choose between:

     Fixed Payments

     . No Period Certain--We will make level payments only during the annuitant's lifetime.

     . 10 Years Certain--We will make level payments for the longer of the annuitant's lifetime or ten years.

     . Guaranteed Return of Policy Proceeds--We will make level payments for the longer of the annuitant's lifetime or until the total dollar amount of payments we made to you equals the amount applied to this option.

     Variable Payments
     . No Period Certain--Payments will be made only during the lifetime of the annuitant.

     . 10 Years Certain--Payments will be made for the longer of the annuitant's lifetime or ten years.

Payment Option 4--Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

Payment Option 5--Joint and Survivor Annuity. You may choose between:

    Fixed Payments

    . Payments are made during the joint lifetime of the payee and a joint payee of your selection. Payments will be made as long as either person is living.

    Variable Payments

    . Payments are made as long as either the payee or the joint payee is living.

Other annuity payment options may be arranged by agreement with PFL. Certain annuity payment options may not be available in all states.

NOTE CAREFULLY:

IF:

 .    you choose Life Income with No Period Certain or a Joint and Survivor
     Annuity; and
     the annuitant(s) dies before the due date of the second annuity payment;

THEN:

 .    we may make only one annuity payment.

IF:

 .    you choose Income for a Specified Period, Life Income with 10 years
     Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

 .    the person receiving payments dies prior to the end of the guaranteed period;

THEN:

 .    the remaining guaranteed payments will be continued to that person's beneficiary, or their present value may be paid in a single sum.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The payee is responsible to keep PFL informed of the payee's current address of record.

3.   PURCHASE

POLICY ISSUE REQUIREMENTS

PFL will issue a policy IF:

 .    PFL receives all information needed to issue the policy;
 .    PFL receives a minimum initial premium payment; and
 .    You (annuitant and any joint owner) are age 84 or younger.

PREMIUM PAYMENTS

You should make checks for premium payments payable only to PFL Life Insurance Company and send them to the administrative and service office. Your check must be honored in order for PFL to pay any associated payments and benefits due under the policy.

INITIAL PREMIUM REQUIREMENTS

The initial premium payment for nonqualified policies must be at least $5,000, and at least $1,000 for qualified policies. There is no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you tell us to keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

ADDITIONAL PREMIUM PAYMENTS

You are not required to make any additional premium payments. However, you can make additional premium payments as often as you like during the lifetime of the annuitant and during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information.

MAXIMUM TOTAL PREMIUM PAYMENTS

We allow premium payments up to a total of $1,000,000 without prior approval.

ALLOCATION OF PREMIUM PAYMENTS

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate premium payments to the dollar cost averaging fixed account, you must give us directions regarding the mutual fund subaccount(s) and/or target series subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending us written instructions or by telephone, subject to the limitations described under "Telephone Transactions." The allocation change will apply to premium payments received after the date we receive the change request.

POLICY VALUE

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of trading at the New York Stock Exchange on each business day and ends at the close of trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. eastern time. Holidays are generally not business days.

4.   INVESTMENT CHOICES

THE SEPARATE ACCOUNTS

There are currently twenty variable subaccounts available under the policies. There are sixteen subaccounts of the mutual fund account (which is a portion of the PFL Endeavor VA Separate Account) and four subaccounts of the target account (the PFL Endeavor Target Account).

THE MUTUAL FUND ACCOUNT

The Underlying Funds. The mutual fund subaccounts invest in shares of the various portfolios of the underlying funds. The companies that provide investment advice and administrative services for the underlying funds offered through this policy are listed below. The following mutual fund investment choices are currently offered through this policy:

MERRILL LYNCH VARIABLE
SERIES FUNDS, INC.
Managed by Merrill Lynch Asset
Management, L.P.
     Merrill Lynch Basic Value Focus Fund
     Merrill Lynch High Current Income Fund
     Merrill Lynch Developing Capital
         Markets  Focus Fund

ENDEAVOR SERIES TRUST
Subadvised by Morgan Stanley
Asset Management Inc.
     Endeavor Asset Allocation Portfolio
     Endeavor Money Market Portfolio
Subadvised by T. Rowe Price Associates, Inc.
     T. Rowe Price Equity Income Portfolio
     T. Rowe Price Growth Stock Portfolio
Subadvised by Rowe Price-Fleming
International, Inc.
     T. Rowe Price International Stock Portfolio
Subadvised by OpCap Advisors
     Endeavor Value Equity Portfolio
     Endeavor Opportunity Value
Subadvised by J.P. Morgan Investment Management Inc.
     Endeavor Enhanced Index Portfolio
Subadvised by The Dreyfus Corporation
     Dreyfus U.S. Government Securities
         Portfolio
     Dreyfus Small Cap Value Portfolio
Subadvised by Montgomery Asset
Management, LLC
     Endeavor Select 50 Portfolio
Subadvised by Massachusetts Financial
Services Company
     Endeavor High Yield Portfolio
Subadvised by Janus Capital Corporation
     Endeavor Janus Growth Portfolio

The general public may not purchase shares of these underlying portfolios. The investment objectives and policies may be similar to other portfolios and mutual funds managed by the same investment adviser or manager that are sold directly to the public. You should not expect that the investment results of the other portfolios and mutual funds will be comparable to those of the underlying funds.

More detailed information, including an explanation of the portfolio's investment objectives, may be found in the underlying funds? current prospectuses, which are attached to this prospectus. You should read the prospectuses for each of the underlying funds carefully before you invest.

We may receive expense reimbursements or other revenues from the underlying funds or their investment advisors. The amount of these reimbursements or revenues, if any, may be based on the amount of assets that PFL or the mutual fund account invests in the underlying funds.

THE TARGET ACCOUNT

This section gives information on the target account, including the management and investment strategies, and policies. The following target account investment choices are currently offered through this policy:

THE TARGET ACCOUNT
 Subadvised by First Trust Advisors L.P.
     The Dow(SM) Target 10 (July Series)
     The Dow(SM) Target 5  (July Series)
     The Dow(SM) Target 10 (January Series)
     The Dow(SM) Target 5  (January Series)

General. The target account is a managed separate account and is currently divided into four target series subaccounts. Each Series is a separate subaccount, so there are currently two Target 10 subaccounts (January and July Series) and two Target 5 subaccounts (January and July Series). Additional target series subaccounts may be established in the future at the discretion of PFL. Each target series subaccount invests according to specific investment strategies.

Under Iowa law, the assets of the target account are owned by PFL, but they are held separately from the other assets of PFL. To the extent that these assets are attributable to the policy value of the policies, these assets are not chargeable with liabilities incurred in any other business operation of PFL. Income, gains, and losses incurred on the assets in a target series subaccount of the target account, whether or not realized, are credited to or charged against that target series subaccount without regard to other income, gains or losses of any other account or subaccount of PFL. Each target series subaccount operates as a separate investment fund. Therefore, the investment performance of any target series subaccount should be entirely independent of the investment performance of PFL's general account assets or any other account or subaccount maintained by PFL.

Management of the Target Account. The investments and administration of each managed target series subaccount are under the direction of a Board of Managers. The Board of Managers for each target series subaccount annually selects an independent public accountant, reviews the terms of the management and investment advisory agreements, recommends any changes in the fundamental investment policies, and takes any other actions necessary in connection with the operation and management of the target series subaccounts.

Endeavor Management Co., an investment adviser registered with the SEC under the Investment Advisers Act of 1940, is the target account's manager. The manager performs administerial and managerial functions for the target account. First Trust Advisors L.P., an Illinois limited partnership formed in 1991 and an investment adviser registered with the SEC under the Investment Advisers Act of 1940, is the target account's investment adviser. The Adviser is responsible for selecting the investments of each target series subaccount consistent with the investment objectives and policies of that target series subaccount, and will conduct securities trading for the target series subaccount.

Portfolio Manager. There is no one individual primarily responsible for portfolio management decisions for the target account. Investments are made according to the prescribed strategy under the direction of a committee.

Investment Strategy. Each of The Dow(SM) Target 10 Subaccounts will invest in the common stock of the ten companies in the DJIA that have the highest dividend yield as of a specified business day and hold those stocks for the following 12-month period.

Each of The Dow(SM) Target 5 Subaccounts will invest in the common stock of the five companies with the lowest per share stock price of the ten companies in the DJIA that have the highest dividend yield as of a specified business day and hold those stocks for the following 12-month period.

The objective of each target series subaccount is to provide an above-average total return through a combination of dividend income and capital appreciation. Each target series subaccount will function in a similar manner. Each target series subaccount will initially invest in substantially equal amounts in the common stock of the companies described above for each target series subaccount (as held in a target series subaccount, such common stock is referred to as the common shares) determined as of the initial stock selection date.

Each target series subaccount may have different investment series running simultaneously for different 12-month periods. For example, within The Dow(SM) Target 10 Subaccount there may be more than one series, each with a different initial stock selection date. At the initial stock selection date, a percentage relationship among the number of common shares in a series will be established.

When additional funds are deposited into the series, additional common shares will be purchased in such numbers reflecting as nearly as practicable the percentage relationship of the number of common shares established at the initial purchase. Sales of common shares by the series will likewise attempt to replicate the percentage relationship of common shares. The percentage relationship among the number of common shares in the series should therefore remain stable. However, given the fact that the market price of such common shares will vary throughout the year, the value of the common shares of each of the companies as compared to the total assets of the series will fluctuate during the year, above and below the proportion established on a stock selection date.

As of the annual stock selection date, a new percentage relationship will be established among the number of common shares described below for each series on such date. Common shares may be sold or new equity securities bought so that the series is equally invested in the common stock of each company meeting the series? investment criteria. Thus the series may or may not hold equity securities of the same companies as the previous year. Any purchase or sale of additional common shares during the year will duplicate, as nearly as practicable, the percentage relationship among the number of common shares as of the annual stock selection date since the relationship among the value of the common shares on the date of any subsequent transactions may be different than the original relationship among their value. The adviser may depart from the specified strategy to meet tax diversification requirements. (See Section 6, "TAXES - Diversification and Distribution Requirements").

As of May 1, 1999, there are four target series subaccounts. There are two "The Dow(SM) Target 10 Subaccounts," which contain a July Series (a June 30, 1998 initial stock selection date) and a January Series (a December 31, 1998 initial stock selection date). Similarly, there are two "The Dow(SM) Target 5 Subaccounts," which contain a July Series (June 30, 1998 initial stock selection date) and a January Series (December 31, 1998 initial stock selection date).

The target account may determine to offer additional target series subaccounts in the future, which may have different selection criteria or stock selection dates (or both).

The Dow(SM) Target 10 Subaccounts and The Dow(SM) Target 5 Subaccounts have not been designed so that their prices will parallel or correlate with movements in the DJIA. It is expected that their prices will not do so.

An investment in a target series subaccount involves the purchase of a portfolio of equity securities with high dividend yields in one convenient purchase. Investing in the stocks of the DJIA with the highest dividend yields amounts to a contrarian strategy because these shares are often out of favor. Such strategy may be effective in achieving a target series subaccount's investment objectives because regular dividends are common for established companies and dividends have accounted for a substantial portion of the total return on stocks of the DJIA as a group. However, there is no guarantee that either a target series subaccount's objective will be achieved or that a target series subaccount will provide for capital appreciation in excess of such target series subaccount's expenses.

Each target series subaccount may also invest in futures and options, hold warrants, and lend its common shares.

The Dow Jones Industrial Average(SM). The DJIA consists of 30 stocks. The stocks are chosen by the editors of The Wall Street Journal as representative of the broad market and of American industry. The companies are major factors in their industries and their stocks are widely held by individuals and institutional investors. Changes in the components of the DJIA are made entirely by the editors of The Wall Street Journal without consultation with the companies, the stock exchange or any official agency. For the sake of continuity, changes are made rarely. Most substitutions have been the result of mergers, but from time to time, changes may be made. The components of the DJIA may be changed at any time, for any reason. Any changes in the components of the DJIA made after the initial stock selection date of any series will not cause a change in the identity of the common shares included in that series, including any equity securities deposited in that series, except on an annual stock selection date. The following is a list of the companies that currently comprise the DJIA as of May 1, 1999.

     AT&T Corporation
     Allied Signal
     Aluminum Company of America
     American Express Company
     Boeing Company
     Caterpillar Inc.
     Chevron Corporation
     Coca Cola Company
     Walt Disney Company
     International Business Machines Corporation
     International Paper Company
     Johnson & Johnson
     McDonald?s Corporation
     Merck & Company, Inc.
     Minnesota Mining & Manufacturing Company
     E.I. du Pont de Nemours & Company
     Eastman Kodak Company
     Exxon Corporation
     General Electric Company
     General Motors Corporation
     Goodyear Tire & Rubber Company
     Hewlett Packard Company
     J.P. Morgan & Company, Inc.
     Philip Morris Companies, Inc.
     Procter & Gamble Company
     Sears, Roebuck & Company
     Travelers Group
     Union Carbide Corporation
     United Technologies Corporation
     Wal Mart Stores Inc.

The target account is not sponsored, endorsed, sold or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to the owners of the target account or any member of the public regarding the advisability of purchasing the target account. Dow Jones' only relationship to First Trust Advisors, Endeavor and PFL is the licensing of certain copyrights, trademarks, service marks and service names of Dow Jones. Dow Jones has no obligation to take the needs of First Trust Advisors, Endeavor, PFL or the owners of the target account into consideration in determining, composing or calculating the Dow Jones Industrial Average(SM). Dow Jones is not responsible for and has not participated in the determination of the terms and conditions of the target account to be issued, including the pricing or the amount payable under the policy. Dow Jones has no obligation or liability in connection with the administration or marketing of the target account.


DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DOW JONES INDUSTRIAL AVERAGE (SM) OR ANY DATA INCLUDED THEREIN AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSION, OR INTERRUPTIONS THEREIN. DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST ADVISORS, ENDEAVOR, PFL, OWNERS OF THE TARGET ACCOUNT OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES INDUSTRIAL AVERAGE (SM) OR ANY DATA INCLUDED THEREIN. DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DOW JONES INDUSTRIAL AVERAGE
(SM) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN
NO EVENT SHALL DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Investment Risks. There is no assurance that any target series subaccount will achieve its stated objective. More detailed information, including a description of each target series subaccount's investment objective and policies and a description of risks involved in investing in each of the target series subaccounts and of each target series subaccount's fees and expenses is contained in the Statement of Additional Information. You should read the Statement of Additional Information carefully before investing in a target series subaccount.

Each subaccount consists of different issues of equity securities, all of which are listed on a securities exchange. In addition, each of the companies whose equity securities are included in a subaccount are actively traded, well-established corporations.

Common shares may be sold under certain circumstances. Common shares, however, will not be sold by a target series subaccount to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation, or if the common shares no longer meet the criteria by which they were selected. However, common shares will be sold on or about each annual stock selection date in accordance with the adviser's stock selection strategy.

Whether or not the common shares are listed on a securities exchange, the principal trading market for the common shares may be in the over-the-counter market. As a result, the existence of a liquid trading market for the common shares may depend on whether dealers will make a market in the common shares. There can be no guarantee that a market will be made for any of the common shares, that any market for the common shares will be maintained or that there will be sufficient liquidity of the common shares in any markets made. The price at which the common shares may be sold to meet transfers, partial withdrawals or surrenders and the value of a target series subaccount will be adversely affected if trading markets for the common shares are limited or absent.

Investors should consider the following before making a decision to invest in a target series subaccount:
 .    The value of the common shares will fluctuate over the life of a target series subaccount and may be more or less than the price at which they were purchased by such target series subaccount.
 .    The common shares may appreciate or depreciate in value (or pay dividends)
     depending on the full range of economic and market influences affecting these securities, including the impact of the target series subaccounts' purchase and sale of the common shares and other factors.
 .    Transfers between the target account investment portfolios during the 12-
     month period from stock selection date to stock selection date run counter to the investment strategy of the target account investment portfolios, namely holding the applicable stocks for a 12-month period, and may adversely impact your investment performance. Similarly, using dollar cost averaging and asset rebalancing for the target account investment portfolios also runs counter to their investment strategies.
 .    The investment policies of each target subaccount are narrow and innovative, and the Internal Revenue Service has not addressed them. If you are deemed to have investment control of the assets in a target subaccount, then you could be treated as the owner of those assets. If so, income and gains from the subaccounts assets would be includable (pro rata) in your taxable income each year.

You should understand the risks of investing in common stocks before making an investment in a target series subaccount. In general, the value of your investment will fall if the financial condition of the issuers of the common stocks becomes impaired or if the general condition of the relevant stock market worsens. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including:
 .    expectations regarding government;
 .    economic, monetary and fiscal policies;
 .    inflation and interest rates;
 .    economic expansion or contraction,;
 .    and global or regional political, economic or banking crises.

At times, due to the objective nature of the investment selection criteria, target series subaccounts may be considered concentrated in various industries. PFL cannot predict the direction or scope of any of these factors. Generally, common stocks do not receive payments until all obligations of the issuer have been paid. Unlike debt securities, common stocks do not offer any assurance of income or provide guaranteed protection of capital.

An investment in The Dow(SM) Target 5 Subaccount may subject you to greater market risk than other target series subaccounts that contain a more diversified portfolio of securities since it only contains five stocks.

Each target series subaccount is not actively managed and common shares will not be sold to take advantage of market fluctuations or changes in anticipated rates of appreciation.

Please note that each strategy has previously under-performed the DJIA.

PFL and Endeavor Management Co. shall not be liable in any way for any default, failure or defect in any common share.

Portfolio Turnover. It is anticipated that each target series subaccount's annual rate of portfolio turnover normally will not exceed 100%. Portfolio turnover for each target series subaccount will vary from year to year, and depending on market conditions, the portfolio turnover rate could be greater in periods of unusual market movement. A higher turnover rate would result in heavier brokerage commissions or other transactional expenses which must be borne, directly or indirectly by each target series subaccount, and ultimately by you.

THE FIXED ACCOUNT

PREMIUM PAYMENTS ALLOCATED AND AMOUNTS TRANSFERRED TO THE FIXED ACCOUNT BECOME PART OF THE GENERAL ACCOUNT OF PFL. INTERESTS IN THE GENERAL ACCOUNT HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 (THE "1933 ACT"), NOR IS THE GENERAL ACCOUNT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 (THE "1940 ACT"). ACCORDINGLY, NEITHER THE GENERAL ACCOUNT NOR ANY INTERESTS THEREIN ARE GENERALLY SUBJECT TO THE PROVISIONS OF THE 1933 OR 1940 ACTS. PFL HAS BEEN ADVISED THAT THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURES IN THIS PROSPECTUS WHICH RELATE TO THE FIXED ACCOUNT.

We guarantee that the interest credited to the fixed account will not be less than 3% per year. At the end of a guaranteed period option, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period. Surrenders or partial withdrawals from a guaranteed period option of the fixed account are subject to an excess interest adjustment. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below 3% per year, however. You bear the risk that we will not credit interest greater than 3% per year. We determine credited rates, which are guaranteed for at least one year, in our sole discretion.

If you select the fixed account, your money will be placed with the other general assets of PFL. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of annuity payments you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

TRANSFERS

During the accumulation phase, you may make transfers from any mutual fund subaccount or target series subaccount as often as you wish within certain limitations. Transfers from a guaranteed period option of the fixed account are limited to the following:
 .    At the end of a guaranteed period option, you must notify us within 30 days prior to the end of the guaranteed period that you wish to transfer the amount in that guaranteed period option to another investment choice.
 .    Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.
 .    Otherthan at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer is 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer.


There are no transfers permitted out of the dollar cost averaging fixed account option except through the dollar cost averaging program.

Each transfer must be at least $500 (or the entire mutual fund subaccount or target series subaccount value), except for transfers of guaranteed period option amounts equal to interest credited for which there is a minimum transfer amount of $50. If less than $500 remains, then we reserve the right to either deny the transfer or include that amount in the transfer.

During the income phase of your policy, you may transfer values out of any mutual fund subaccount or target series subaccount up to four times per year. However, you cannot transfer values out of the fixed account in this phase. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the mutual fund subaccount or target series subaccount from which the transfer is being made.

Transfers may be made by telephone, subject to the limitations described below under "Telephone Transactions."

Currently, there is no charge for transfers. However, the number of transfers permitted may be limited in the future and charges per transfer may apply in the future.

FAMILY INCOME PROTECTOR


The "family income protector" assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value (discussed below) after 10 years. You may elect to purchase this benefit, which guarantees the total amount you will have to apply to a family income protector payment option and which guarantees the amounts of those payments once you begin to receive them. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options.

Minimum Annuitization Value.  The minimum annuitization value is:
 .    the policy value on the date the rider is issued,
 .    plus any additional premium payments,
 .    minus an adjustment for any withdrawals made after the date the rider is issued,
 .    accumulated at the annual growth rate written on page one of the rider,
 .    minus any premium taxes.

The annual growth rate is currently 6% per year; PFL may, at its discretion, change the rate in the future, but the rate will never be less than 3% per year, and once the rider is added to your policy, the annual growth rate will not vary during the life of that rider. Withdrawals may reduce the minimum annuitization value on a basis greater than dollar-for-dollar. See the Statement of Additional Information for more information.

The minimum annuitization value may only be used to annuitize using the family income protector payment options and may not be used with any of the annuity payment options listed in section 2. The family income protector payment options are:
 .    Life Income - An election may be made for "No Period Certain" or "10
     Years Certain". In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.
 .    Joint and Full Survivor - An election may be made for "No Period Certain"
     or "10 Years Certain". Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.


The minimum annuitization value is used to calculate the family income protector payment and does not establish or guarantee a policy value or guarantee performance of any investment option.

Other benefits and fees under the rider (the rider fee, the fee waiver threshold, the stabilized payment fee, and the waiting period before the family income protector can be exercised, as well as the annual growth rate) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you select to upgrade the minimum annuitization value.

Minimum Annuitization Value Upgrade. You can upgrade your minimum annuitization value to the policy value within 30 days after any policy anniversary before your 85th birthday (earlier if required by state law). For your convenience, we will put the last date to upgrade on page one of the rider.

If you upgrade, the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees. Please note that the benefits and fees under the new rider may differ from your benefits and fees prior to upgrading.

Conditions of Exercise of the Family Income Protector. You can only annuitize using the family income protector within the 30 days after the tenth or later policy anniversary after the family income protector is elected or, in the case of an upgrade of the minimum annuitization value, the tenth or later policy anniversary following the upgrade; PFL may, at its discretion, change the waiting period before the family income protector can be exercised in the future. You cannot, however, annuitize using the family income protector after the policy anniversary after your 94/th/ birthday (earlier if required by state law). For your convenience, we will put the first and last date to annuitize using the family income protector on page one of the rider.

Note Carefully -- If you annuitize at any time other than indicated above, you cannot use the family income protector.

Guaranteed Minimum Stabilized Payments. Annuity payments under the family income protector are guaranteed to never be less than the initial payment. See the Statement of Additional Information for information concerning the calculation of the initial payment. The payments will also be "stabilized" or held constant during each policy year.

Under the family income protector, each annuity payment will be the greater of the stabilized payment or the payment calculated without regard to the stabilized payments. During the first policy year after annuitizing using the family income protector, each stabilized payment will equal the initial payment. On each policy anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected, and then be held constant at that amount for that policy year. The stabilized payment on each policy anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. See the Statement of Additional Information for additional information concerning stabilized payments.

Family Income Protector Rider Fee. A rider fee, currently 0.30% of the minimum annuitization value on the previous policy anniversary, is charged annually prior to annuitization. We will also charge this fee if you take a complete withdrawal. PFL may change the rider fee percentage in the future, but it will never be greater than 0.50%. The rider fee is deducted from each variable investment option in proportion to the amount of policy value in each subaccount.

The rider fee on any given policy anniversary will be waived if the policy value exceeds the fee waiver threshold. The fee waiver threshold currently is two times the minimum annuitization value. PFL may, at its discretion, change the fee waiver threshold in the future, but it will never be greater than two and one-half times the minimum annuitization value.

Stabilized Payment Fee. A stabilized payment fee, currently equal to an effective annual rate of 1.25% of the daily net asset value in the variable investment options, is reflected in the amount of the variable payments you receive if you annuitize under the family income protector rider. PFL may change the stabilized payment fee in the future, but it will never be greater than 2.25%. The stabilized payment fee is included on page one of the rider.

Termination. The family income protector is irrevocable. You have the option not to use the benefit but you will not receive a refund of any fees you have paid. The family income protector will terminate upon the earliest of the following:
 .    annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum annuitization value under the family income protector),
 .    upgrade of the minimum annuitization value (although a new rider will be issued),
 .    termination of your policy, or
 .    30 days after the policy anniversary after your 94/th/ birthday (earlier if required by state law).

THE FAMILY INCOME PROTECTOR DOES NOT ESTABLISH OR GUARANTEE POLICY VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION.

Because this benefit is based on conservative actuarial factors, the level of lifetime income that it guarantees may be less than the level that would be provided by application of the policy value at otherwise applicable annuity factors. Therefore, the family income protector should be regarded as a safety net.

DOLLAR COST AVERAGING PROGRAM

During the accumulation phase, you may instruct us to automatically transfer money from the dollar cost averaging fixed account option, the Endeavor Money Market Subaccount, or the Dreyfus U.S. Government Securities Subaccount, into any other mutual fund subaccounts and/or target series subaccounts. You may specify the dollar amount to be transferred either monthly or quarterly; however each transfer must be at least $500. A minimum of 6 monthly or 4 quarterly transfers are required and a maximum of 24 months or 8 quarterly transfers are allowed. Transfers must begin within 30 days. We will make the transfers on the 28/th/ day of the applicable month. There is no charge for this program.

Dollar cost averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high. It does not guarantee profits or assure that you will not experience a loss. You should consider your ability to continue the dollar cost averaging program during all economic conditions.

We may credit different interest rates for dollar cost averaging programs of varying time periods. If you discontinue the dollar cost averaging program before its completion, then the interest credited on amounts in the dollar cost averaging fixed account may be adjusted downward, but not below the minimum guaranteed effective annual interest rate of 3%.

ASSET REBALANCING

During the accumulation phase you can instruct us to automatically rebalance the amounts in your mutual fund subaccounts or target series subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the dollar cost averaging program or if any other transfer is requested. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

TELEPHONE TRANSACTIONS

You may make transfers and change the allocation of additional premium payments by telephone IF:
 .    you select the "Telephone Transfer/Reallocation Authorization" box in the
     policy application or enrollment information; or
 .    you later make this request in writing.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine.

Telephone requests must be received while the New York Stock Exchange is open to assure same-day pricing of the transaction. We may discontinue this option at any time.

5.   EXPENSES

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

SURRENDER CHARGES

During the accumulation phase, you can withdraw part or all of the cash value. Cash value is the policy value increased or decreased by any excess interest adjustment and decreased by an applicable surrender charge. We may apply a surrender charge to compensate us for expenses relating to policy sales, including commissions to registered representatives and other promotional expenses. After the first year, you can withdraw up to 10% of your policy value each year free of surrender charges. This amount is referred to as the free percentage and is determined at the time of the withdrawal. If you withdraw money in excess of 10% of your policy value, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount. The following schedule shows the surrender charges that apply during the seven years following each premium payment:
-------------------------------------------------
NUMBER OF YEARS                SURRENDER CHARGE
 SINCE PREMIUM               (AS A PERCENTAGE OF
 PAYMENT DATE                 PREMIUM WITHDRAWN)
-------------------------------------------------
   0 - 1                            7%
-------------------------------------------------
   1 - 2                            7%
-------------------------------------------------
   2 - 3                            6%
-------------------------------------------------
   3 - 4                            6%
-------------------------------------------------
   4 - 5                            5%
-------------------------------------------------
   5 - 6                            4%
-------------------------------------------------
   6 - 7                            2%
-------------------------------------------------
 7 or more                          0%
-------------------------------------------------
For example, assume your policy value is $100,000 at the beginning of policy year 2 and you withdraw $30,000. Since that amount is more than your free percentage, you would pay a surrender charge of $1,400 on the remaining $20,000 (7% of $30,000 - $10,000).

You receive the full amount of a requested partial withdrawal because we deduct any applicable excess interest adjustment and surrender charge from your remaining policy value. You receive your cash value upon full surrender.

For surrender charge purposes, the oldest premium is considered to be withdrawn first.

Keep in mind that withdrawals may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, withdrawals are considered to come from earnings first.

Surrender charges are waived if you withdraw money under the nursing care and terminal condition withdrawal option.

MORTALITY AND EXPENSE RISK FEE


We charge a fee as compensation for bearing certain mortality and expense risks under the policy. Examples include a guarantee of annuity rates, the death benefits, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. For the Return of Premium Death Benefit the mortality and expense risk fee is at an annual rate of 1.10% of assets. For the 5% Annually Compounding Death Benefit and the Double Enhanced Death Benefit, the mortality and expense risk fee is at an annual rate of 1.25% of assets. This annual fee is assessed daily based on the net asset value of each mutual fund subaccount and target series subaccount.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

ADMINISTRATIVE CHARGES

We deduct an administrative charge to cover the costs of administering the policies. This charge is equal to 0.15% per year of the daily net asset value of the mutual fund account and the target account.

In addition, an annual service charge of $35 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial withdrawals, is at least $50,000.

DISTRIBUTION FINANCING CHARGE

We deduct a distribution financing charge to cover the cost of distributing the policies for the first seven policy years. This daily charge is equal to an effective annual rate of 0.15% of the daily net asset value of the mutual fund account and the target account. This charge is not deducted after the annuity commencement date. This is deemed to be a deferred sales charge.

PREMIUM TAXES

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:
 .    you elect to begin receiving annuity payments;
 .    you surrender the policy; or
 .    you die and a death benefit is paid (you must also be the annuitant for the death benefit to be paid).

Generally, premium taxes range from 0% to 3.50%, depending on the state.

FEDERAL, STATE AND LOCAL TAXES

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

TRANSFER FEE

You are allowed to make 12 free transfers per year before the annuity commencement date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each transfer. Premium payments, asset rebalancing and dollar cost averaging transfers are not considered transfers. All transfer requests made at the same time are treated as a single request.

FAMILY INCOME PROTECTOR

If you elect the family income protector, there is an annual rider fee during the accumulation phase of 0.30% of the minimum annuitization value, and a stabilized payment fee of 1.25% of the daily net asset value if you annuitize under the rider. The annual rider fee is also deducted upon a complete withdrawal. (See Section 4, "INVESTMENT CHOICES - Family Income Protector.")

PORTFOLIO MANAGEMENT FEES

The value of the assets in each mutual fund subaccount will reflect the fees and expenses paid by the underlying fund. A description of these expenses is found in the underlying fund's prospectus.

TARGET ACCOUNT FEES

For its services to the target account, the manager is paid a fee of 0.75% of the average daily net assets of each target series subaccount. For the adviser's services to the target account, the manager pays the adviser a fee equal to 0.35% of the average daily net assets of each target series subaccount.

In addition to the management fees, the target account pays all expenses not assumed by the manager, including, without limitation, the following:
 .  legal expenses;
 .  accounting and auditing services;
 .  interest;
 .  taxes;
 .  costs of printing and distributing reports to shareholders;
 .  proxy materials and prospectuses;
 .  custodian, transfer agent and dividend disbursing agent charges;
 .  registration fees;
 .  fees and expenses of the Board of Managers who are not affiliated persons of the Manager or an Adviser;
 .  insurance;
 .  brokerage costs
 .  litigation; and
 .  other extraordinary or nonrecurring expenses.

All general target account expenses are allocated among and charged to the assets of the target series subaccounts on a basis that the Board of Managers deems fair and equitable. This may be on the basis of relative net assets of each target series subaccount or the nature of the services performed and relative applicability to each target series subaccount.

The manager has agreed to limit each target series subaccount's management fee and operating expenses during its first year of operations to an annual rate of 1.30% of the subaccount's average net assets. (This limit does not include other fees and deductions, such as the mortality and expense risk fee, administrative charge, and distribution financing charge.)

6.   TAXES

NOTE: PFL has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. PFL has included an additional discussion regarding taxes in the Statement of Additional Information.

ANNUITY POLICIES IN GENERAL

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules provide that generally you will not be taxed on the earnings, if any, on the money held in your annuity policy until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of policy qualified or nonqualified (discussed below).

You will not be taxed on increases in the value of your policy until a distribution occurs - either as a withdrawal or as annuity payments.

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes.

QUALIFIED AND NONQUALIFIED POLICIES

If you purchase the policy under an individual retirement annuity, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.
Qualified policies are issued in connection with the following plans:
 .    Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the Contract. A Roth IRA also allows individuals to make contributions to the Contract, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.
 .    Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the Contract on a pre-tax basis.
 .    Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and
     self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the Contract on a pre-tax basis.
 .    Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the Contract.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

WITHDRAWALS - NONQUALIFIED POLICIES

If you make a withdrawal from your policy before the annuity commencement date, the Internal Revenue Code treats that withdrawal as first coming from earnings and then from your premium payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. (The excess interest adjustment resulting from the withdrawal may affect the amount on which you are taxed.) Different rules apply for annuity payments. See "Annuity Payments" below.

The Internal Revenue Code also provides that withdrawn earnings may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some withdrawals will be exempt from the penalty. They include any amounts:
 .    paid on or after the taxpayer reaches age 59 1/2;
 .    paid after the taxpayer dies;
 .    paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);
 .    paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
 .    paid under an immediate annuity; or
 .    which come from premium payments made prior to August 14, 1982.

All deferred non-qualified annuity policies that are issued by AUSA Life (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distributions occurs.

WITHDRAWALS - QUALIFIED POLICIES

The above information describing the taxation of nonqualified policies does not apply to qualified policies. There are special rules that govern with respect to qualified policies. Generally, these rules restrict:
the amount that can be contributed to the policy during any year; and the time when amounts can be paid from the policies.

In addition, a penalty tax may be assessed on amounts withdrawn from the policy prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain rule. The terms of the plan may limit the rights otherwise available to you under the policies.

We have provided more information in the Statement of Additional Information. You should consult your legal counsel or tax adviser if you are considering purchasing a policy for use with any retirement plan.

WITHDRAWALS - 403(B) POLICIES

The Internal Revenue Code limits the withdrawal of premium payments from certain 403(b) policies. Withdrawals can generally only be made when an owner:
 .    reaches age 59 1/2;
 .    leaves his/her job;
 .    dies;
 .    becomes disabled (as that term is defined in the Internal Revenue Code); or
 .    in the case of hardship. However, in the case of hardship, the owner can only withdraw the premium payments and not any earnings.

TAX STATUS OF THE POLICY

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Diversification Requirements. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. (S)(S)1.817-5) apply a diversification requirement to each of the mutual fund subaccounts and the target series subaccounts. The mutual fund account, through its underlying funds and their portfolios, and the target account, through its subaccounts, intends to comply with the diversification requirements of the Treasury. PFL has entered into agreements regarding participation in the Endeavor Series Trust and the Merrill Lynch Variable Series Funds, Inc. which requires the portfolios to be operated in compliance with the Treasury regulations. PFL has entered into an agreement with First Trust Advisers, L.P., the adviser of the target account, which requires the target series subaccounts to be operated in compliance with the Treasury regulations.

Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the mutual fund account used to support their contracts. In those circumstances, income and gains from the mutual fund account assets would be includable in the variable annuity contract owner's gross income. Several years ago, the IRS stated in published rulings that a variable annuity contract owner will be considered the owner of mutual fund account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., you), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets."

The ownership rights under the contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that contract owners were not owners of mutual fund account assets. For example, you have the choice of one or more subaccounts in which to allocate premiums and policy values, and may be able to transfer among these accounts more frequently than in such rulings. Moreover, the investment strategies for the target series subaccounts are innovative and have not been addressed by the IRS. These differences could result in you being treated as the owner of the assets of the mutual fund account or the target account. In addition, PFL does not know what standards will be set forth, if any, in the regulations or rulings that the Treasury Department has stated it expects to issue. PFL therefore reserves the right to modify the policies as necessary to attempt to prevent you from being considered the owner of a pro rata share of the assets of the mutual fund account or the target account

DIVERSIFICATION AND DISTRIBUTION REQUIREMENTS

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity policy. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity policy. These diversification and distribution requirements are discussed in the Statement of Additional Information. PFL may modify the policy to attempt to maintain favorable tax treatment.

The target account, through the target series subaccounts, intends to comply with the diversification requirements of the Treasury. PFL has entered into an agreement with the manager, who in turn, has entered into a contract with the adviser that requires the target series subaccounts to be operated in compliance with the Treasury regulations. The adviser reserves the right to depart from either target series subaccount's investment strategy in order to meet these diversification requirements. See the Statement of Additional Information for more information concerning diversification requirements.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from the policy because of the death of an owner or the annuitant. Generally, such amounts are includable in the income of the recipient:

 .    if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or

 .    if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

For these purposes, the "investment in the contract" is not affected by the owner's or annuitant's death. That is, the "investment in the contract" remains generally the total premium payments, less amounts received, which were not includable in gross income. (The same tax treatment applies to any amounts distributed after an owner's death.)

ANNUITY PAYMENTS

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

 .    Fixed payments - by dividing the "investment in the contract" on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

 .    Variable payments - by dividing the "investment in the contract" on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If you select more than one annuity payment option, special rules govern the allocation of the Policy's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the "investment in the contract" as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for your last taxable year.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF POLICIES

A transfer of ownership or assignment of a policy, the designation of an annuitant or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser in respect to the potential tax effects of such a transaction.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes in uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the policy.

7.   ACCESS TO YOUR MONEY

SURRENDERS

During the accumulation phase, you can have access to the money in your policy in several ways:

 .    by making a withdrawal (either a complete or partial withdrawal); or

 .    by taking annuity payments.

If you want to make a complete withdrawal, you will receive the value of your policy including any excess interest adjustment, minus:

 .    surrender charges;

 .    premium taxes; and

 .    service charges.

If you want to take a partial withdrawal, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the withdrawal from each of the investment choices in proportion to the policy value.

Remember that any withdrawal you take will reduce the policy value, and might reduce the amount of the death benefit. See Section 9, Death Benefit, for more details. Withdrawals may be subject to a surrender charge. Withdrawals from the fixed account may also be subject to an excess interest adjustment.

Income taxes, federal tax penalties and certain restrictions may apply to any withdrawals you make.

During the income phase, the annuity payment option you select will determine your access to the money in your policy.

DELAY OF PAYMENT AND TRANSFERS

Payment of any amount due from the mutual fund account or target account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven business days from the date all required information is received by PFL. PFL may be permitted to defer such payment from the mutual fund account and target account if:

 .    the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;

 .    an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

 .    the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the mutual fund subaccounts and target series subaccounts may be deferred under these circumstances.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months.

EXCESS INTEREST ADJUSTMENT

Money that you withdraw from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a withdrawal, if interest rates set by PFL have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrender. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender.

There will be no excess interest adjustment on any of the following:
 .    lump sum withdrawals of the free percentage available;

 .    nursing care and terminal condition withdrawals;

 .    withdrawals to satisfy any minimum distribution requirements; and

 .    systematic payout option payments, which do not exceed 10% of the policy value.

Certain conditions must be satisfied. See the Statement of Additional Information for more details.

SYSTEMATIC PAYOUT OPTION

You can receive regular payments from your policy by using the systematic payout option. Under this option, you can receive up to 10% (annually) of your policy's value free of surrender charges. Payments can be made monthly, quarterly, semi-annually, or annually.

NURSING CARE AND TERMINAL CONDITION WITHDRAWAL OPTION

No surrender charges or excess interest adjustment will apply if you or your spouse has been:

 .    confined in a hospital or nursing facility for 30 days in a row; or

 .    diagnosed with a terminal condition (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person.

This benefit may not be available in all states. See the policy or endorsement for details and conditions.


8.   PERFORMANCE

THE MUTUAL FUND ACCOUNT

PFL periodically advertises performance of the various mutual fund subaccounts. We may disclose at least four different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes or surrender charges. The deduction of any applicable premium taxes or surrender charges would reduce the percentage increase or make greater any percentage decrease.

Second, any advertisement will also include total return figures, which reflect the deduction of the mortality and expense risk fees, administrative charges and surrender charges.

Third, for periods starting prior to the date the policies were first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the mutual fund account. Fourth, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the mutual fund account. We also may, from time to time, include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include, comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Appendix B contains performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and future results will not be the same as the results shown.

THE TARGET ACCOUNT

Performance information regarding the target series subaccounts is in Appendix B and in the Statement of Additional Information.

9.   DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies before the accumulation phase and the annuitant was also an owner. (If the annuitant was not an owner, a death benefit may or may not be paid. See below). The beneficiary may choose an annuity payment option, or may choose to receive a lump sum.

WHEN WE PAY A DEATH BENEFIT

Before the Annuity Commencement Date We will pay a death benefit to your beneficiary IF:

 .    you are both the annuitant and an owner of the policy; and

 .    you die before the annuity commencement date.

If the only beneficiary is your surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit.

We will also pay a death benefit to your beneficiary IF:

 .    you are not the annuitant; and

 .    the annuitant dies before the annuity commencement date; and

 .    you specifically requested that the death benefit be paid upon the annuitant's death.

Distribution requirements apply to the policy value upon the death of any owner. These requirements are detailed in the Statement of Additional Information.

After the Annuity Commencement Date
The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

 .    you are not the annuitant; and

 .    you die on or after the annuity commencement date; and

 .    the entire interest in the policy has not been paid to you;
THEN:

 .    the remaining portion of such interest in the policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

WHEN WE DO NOT PAY A DEATH BENEFIT

No death benefit is paid in the following cases:

IF:

 .    you are not the annuitant; and

 .    the annuitant dies prior to the annuity commencement date; and

 .    you did not specifically request that the death benefit be paid upon the annuitant's death;
THEN:

 .    you will become the new annuitant and the policy will continue.

IF:

 .    you are not the annuitant; and

 .    you die prior to the annuity commencement date;
THEN:

 .    the  new owner must surrender the policy for the policy value increased or decreased by an excess interest adjustment within five years of your death.

Note carefully. If the owner does not name a contingent owner, the owner's estate will become the new owner. If no probate estate is opened (because, for example, the owner has precluded the opening of a probate estate by means of a trust or other instrument), and PFL has not received written notice of the trust as a successor owner signed prior to the owner's death, then that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by PFL.

AMOUNT OF DEATH BENEFIT

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option you chose when you bought the policy. The death benefit will be the greatest of:

 .    policy value on the date we receive the required information; or

 .    cash value on the date we receive the required information; or

 .    guaranteed minimum death benefit (discussed below), plus premium payments, less partial withdrawals from the date of death to the date the death benefit is paid.

GUARANTEED MINIMUM DEATH BENEFIT

On the policy application, you may choose one of the three guaranteed minimum death benefit options listed below.

After the policy is issued, you cannot make an election and the death benefit cannot be changed.

Return of Premium Death Benefit

Total premium payments, less any adjusted partial withdrawals (discussed below) as of the date of death.

The Return of Premium Death Benefit will be in effect if you do not choose one of the options below on the policy application.

5% Annually Compounding Death Benefit

Total premium payments, less any adjusted partial withdrawals, plus interest at an effective annual rate of 5% from the premium payment date or withdrawal date to the earlier of the date of death or the owner's 81st birthday. There is an extra charge for this death benefit.

The 5% Annually Compounding Death Benefit is not available if the owner or annuitant is 75 or older on the policy date.

Double Enhanced Death Benefit

The greater of the following:

 .    5% Annually Compounding Death Benefit - total premium payments, less any adjusted partial withdrawals, plus interest at an effective annual rate of 5% from the premium payment date or withdrawal date to the date of death (but not later than your 81st birthday).

 .    Step-Up Death Benefit - the largest policy value on the policy date or on any policy anniversary before you reach age 81; plus any premium payments you have made since then; minus any adjusted partial withdrawals we have paid to you since then.

There is an extra charge for this death benefit.

The Double Enhanced Death Benefit is not available if the owner or annuitant is 81 or older on the policy date.

IF, under all three death benefit options:

 .    the surviving spouse elects to continue the policy instead of receiving the death benefit; and

 .    the guaranteed minimum death benefit is greater than the policy value;
THEN:

 .    we will increase the policy value to be equal to the guaranteed minimum death benefit.

     This increase is made only at the time the surviving spouse elects to continue the policy.

ADJUSTED PARTIAL WITHDRAWAL

When you request a partial withdrawal, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the amount of your withdrawal request. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total premium payments. We have included a detailed explanation of this adjustment in the Statement of Additional Information.

10.   OTHER INFORMATION

OWNERSHIP

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event.

ASSIGNMENT

You can also assign the policy any time during your lifetime. PFL will not be bound by the assignment until we receive written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the policy before we receive notice of the assignment. An assignment may be a taxable event. There may be limitations on your ability to assign a qualified policy.

PFL LIFE INSURANCE COMPANY

PFL Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. PFL is a wholly owned indirect subsidiary of AEGON USA, Inc. which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA, Inc., is indirectly owned by AEGON n.v. of the Netherlands, the securities of which are publicly traded. AEGON n.v., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. PFL is licensed in the District of Columbia, Guam, and in all states except New York.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of PFL.

THE MUTUAL FUND ACCOUNT

PFL established a mutual fund account, called the PFL Endeavor VA Separate Account, under the laws of the State of Iowa on January 19, 1990. The mutual fund account receives and currently invests the premium payments that are allocated to it for investment in shares of the underlying mutual fund portfolios.

The mutual fund account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. However, the SEC does not supervise the management, the investment practices, or the policies of the mutual fund account or PFL. Income, gains and losses, whether or not realized, from assets allocated to the mutual fund account are, in accordance with the policies, credited to or charged against the mutual fund account without regard to PFLs other income, gains or losses.

The assets of the mutual fund account are held in PFLs name on behalf of the mutual fund account and belong to PFL. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business PFL may conduct. The mutual fund account includes other subaccounts that are not available under these policies.

Information about the mutual fund account can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the Securities and Exchange Commission at 1-800-SEC-0330. In addition, the SEC maintains a web site (http://www.sec.gov) that contains other information regarding the mutual fund account.

THE TARGET ACCOUNT

PFL established the PFL Endeavor Target Account (the target account) under the laws of the state of Iowa on September 15, 1997. The target account is registered with the SEC under the Investment Company Act of 1940, as amended, as an open-end management investment company and meets the definition of a separate account under federal securities laws. However, the SEC does not supervise the management or the investment practices or policies of the target account or PFL.

The two Dow(SM) Target 10 Subaccounts (January and July Series) and the two Dow(SM) Target 5 Subaccounts (January and July Series) are non-diversified target series subaccounts of the target account.

Legislation. Legislation may be enacted at any time that could negatively affect the common shares in the target series subaccounts or the issuers of the common shares. Changing approaches to regulation, particularly with respect to the environment or with respect to the petroleum industry, may have a negative impact on certain companies represented in the target series subaccounts. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the target series subaccounts or will not impair the ability of the issuers of the common shares to achieve their business goals.

MIXED AND SHARED FUNDING

Before making a decision concerning the allocation of premium payments to a particular mutual fund subaccount, please read the underlying funds' prospectuses. The underlying funds are not limited to selling their shares to this mutual fund account and can accept investments from any separate account or qualified retirement plan of an insurance company. Since the portfolios of the underlying funds are available to registered mutual fund accounts offering variable annuity products of PFL, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this mutual fund account and one or more of the mutual fund accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including PFL, agree to take any necessary steps to resolve the matter. This includes removing their mutual fund accounts from the underlying funds. See the underlying funds' prospectuses for more details.

REINSTATEMENTS

You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also request us to reinstate your policy after such a transfer by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then-current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

VOTING RIGHTS

Mutual Fund Account. PFL will vote all shares of the underlying funds in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Target Account. You (or the person receiving annuity payments) can vote on certain matters with respect to the target series subaccounts you have an interest in. Such matters include:

 .    changes in the investment advisory agreement;

 .    changes in the fundamental investment policies;

 .    any other matter requiring a vote of persons holding voting interests; and

 .    matters pursuant to the requirements of Rules 12b-1 and 18f-2 of the
     Investment Company Act of 1940.

On certain matters, each target series subaccount may vote separately. Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate target series subaccount.

DISTRIBUTOR OF THE POLICIES

AFSG Securities Corporation is the principal underwriter of the policies. Like PFL, it is an indirect wholly owned subsidiary of AEGON USA, Inc. It is located at 4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001. AFSG Securities Corporation is registered as a broker/dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc.

Commissions of up to 6% of premium payments or 5% of premium payments plus an annual continuing fee based on policy values will be paid to broker/dealers who sell the policies under agreements with AFSG Securities Corporation. These commissions are not deducted from premium payments. In addition, certain production, persistency and managerial bonuses may be paid. PFL may also pay compensation to financial institutions for their services in connection with the sale and servicing of the policies.

NON-PARTICIPATING POLICY

The policy does not participate or share in the profits or surplus earnings of PFL. No dividends are payable on the policy.

VARIATIONS IN POLICY PROVISIONS

Certain provisions of the policies may vary from the descriptions in this prospectus in order to comply with different state laws. See your policy for variations since any such state variations will be included in your policy or in riders or endorsements attached to your policy.

New Jersey residents: Annuity payments must begin on or before the later of: (1) the policy anniversary that is closest to the annuitant's 70th birthday or (2) the 10th policy anniversary. You may not select a guaranteed period option that would extend beyond that date. Your options at the annuity commencement date are to elect a lump sum payment, or elect to receive annuity payments under one of the fixed payment options. New Jersey residents cannot elect variable payment options. Consult your agent and the policy form itself for details regarding these and other terms applicable to policies sold in New Jersey.

YEAR 2000 MATTERS

In May 1996, PFL Life Insurance Company (PFL) adopted and presently has in place a Year 2000 Project Plan (the "Plan") to review and analyze existing hardware and software systems, as well as voice and data communications systems, to determine if they are Year 2000 compliant. As of March 1, 1999, substantially all of PFL's mission-critical systems are Year 2000 compliant. The Year 2000 Project Plan remains on track as PFL continues with the validation of its mission-critical and non-mission-critical systems, including revalidation testing in 1999. In addition, PFL has undertaken aggressive initiatives to test all systems that interface with any third parties and other business partners. All of these steps are aimed at allowing current operations to remain unaffected by the year 2000 date change.

As of the date of this prospectus, PFL has identified and made available what it believes are the appropriate resources of hardware, people, and dollars, including the engagement of outside third parties, to ensure that the Plan will be completed.

The actions taken by management under The Year 2000 Project Plan are intended to significantly reduce PFL's risk of a material business interruption based on the Year 2000 issues. It should be noted that the Year 2000 computer problem, and its resolution, is complex and multifaceted, and any company's success cannot be conclusively known until the Year 2000 is reached. In spite of its efforts or results, PFL's ability to function unaffected to and through the Year 2000 may be adversely affected by actions, or failure to act, of third parties beyond our knowledge or control.

This statement is a Year 2000 Readiness Disclosure pursuant to Section 3(9) of the Year 2000 Information and Readiness Disclosure Act, 15 U.S.C. Section 1
(1998).


IMSA

PFL is a member of the Insurance Marketplace Standards Association (IMSA). IMSA members subscribe to a set of ethical standards involving the sales and service of individually sold life insurance and annuities. As a member, we may use the IMSA logo and language in advertisements.

LEGAL PROCEEDINGS

There are no legal proceedings to which the mutual fund account or target account is a party or to which the assets of the account are subject. PFL, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, PFL believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the mutual fund account, target account or PFL.

FINANCIAL STATEMENTS

The financial statements of PFL, the mutual fund account, and the target account are included in the Statement of Additional Information.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

     Glossary of Special Terms
     The Policy-- General Provisions Certain Federal
     Income Tax Consequences
     Investment Experience
     Family Income Protector-
     Hypothetical Illustration
     Historical Performance Data
     The Target Account
     Published Ratings
     State Regulation of PFL
     Administration Records and
     Reports
     Distribution of the Policies
     Other Products
     Custody of Assets
     Legal Matters
     Independent Auditors
     Other Information
     Financial Statements

                                  APPENDIX A

                        CONDENSED FINANCIAL INFORMATION
                            The Mutual Fund Account

The accumulation unit values and the number of accumulation units outstanding for each mutual fund subaccount from the date of inception are shown in the following tables.

    5% Annually Compounding Death Benefit or Double Enhanced Death Benefit
              (Total Mutual Fund Account Annual Expenses: 1.55%)

========================================================================================================
                                                ACCUMULATION UNIT  ACCUMULATION UNIT       NUMBER OF
                                                      VALUE              VALUE           ACCUMULATION
                                                 AT BEGINNING OF       AT END OF         UNITS AT END
                                                       YEAR              YEAR               OF YEAR
--------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Focus ML Subaccount
    1998.......................................     $ 1.045149        $ 1.128892          1,297,000.676
                                                    ----------        ----------          -------------
    1997/(1)/..................................     $ 1.000000        $ 1.045149          1,158,912.186
--------------------------------------------------------------------------------------------------------
Merrill Lynch High Current Income ML Subaccount
    1998.......................................     $ 1.036753        $ 0.991602          1,798,460.840
                                                    ----------        ----------          -------------
    1997/(1)/..................................     $ 1.000000        $ 1.036753          1,515,274.846
--------------------------------------------------------------------------------------------------------
Merrill Lynch Developing Capital Markets Focus
ML Subaccount
    1998.......................................      $ .776036        $ 0.540808            265,187.471
                                                    ----------        ----------          -------------
    1997/(1)/..................................     $ 1.000000        $ 0.776036            731,215.174
--------------------------------------------------------------------------------------------------------
Endeavor Asset Allocation ML Subaccount
    1998.......................................     $ 2.170350        $ 2.535888            581,570.894
                                                    ----------        ----------          -------------
    1997/(1)/..................................     $ 2.073492        $ 2.170350            560,006.492
--------------------------------------------------------------------------------------------------------
Endeavor Money Market ML Subaccount
    1998.......................................     $ 1.195541        $ 1.239556            358,756.987
                                                    ----------        ----------          -------------
    1997/(1)/..................................     $ 1.174747        $ 1.195541            237,144.180
--------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income ML Subaccount
    1998.......................................     $ 1.923605        $ 2.065623          1,136,105.291
                                                    ----------        ----------          -------------
    1997/(1)/..................................     $ 1.757991        $ 1.923605          1,205,031.181
--------------------------------------------------------------------------------------------------------
T. Rowe Price Growth Stock ML Subaccount
    1998.......................................     $ 2.041994        $ 2.593121            648,309.723
                                                    ----------        ----------          -------------
    1997/(1)/..................................     $ 1.905196        $ 2.041994            863,752.125
--------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock ML Subaccount
    1998.......................................     $ 1.345562        $ 1.533035            716,581.848
                                                    ----------        ----------          -------------
    1997/(1)/..................................     $ 1.490376        $ 1.345562          1,418,820.061
--------------------------------------------------------------------------------------------------------
Endeavor Value Equity ML Subaccount
    1998.......................................     $ 2.084599        $ 2.212928            504,437.700
                                                    ----------        ----------          -------------
    1997/(1)/..................................     $ 1.951455        $ 2.084599            695,791.985
--------------------------------------------------------------------------------------------------------
Endeavor Opportunity Value ML Subaccount
    1998.......................................     $ 1.156145        $ 1.200101            602,380.346
                                                    ----------        ----------          -------------
    1997/(1)/..................................     $ 1.103566        $ 1.156145            823,035.993
--------------------------------------------------------------------------------------------------------
Endeavor Enhanced Index ML Subaccount
    1998.......................................     $ 1.216754        $ 1.577775            972,108.717
                                                    ----------        ----------          -------------
    1997/(1)/..................................     $ 1.140312        $ 1.216754            842,854.350
--------------------------------------------------------------------------------------------------------
Dreyfus U.S. Government Securities ML Subaccount
    1998.......................................     $ 1.214143        $ 1.286733          1,216,510.180
                                                    ----------        ----------          -------------
    1997/(1)/..................................     $ 1.156486        $ 1.214143            250,859.166
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Value ML Subaccount
    1998.......................................     $ 1.849865        $ 1.785929           767,224.503
                                                    ----------        ----------         -------------
    1997/(1)/..................................     $ 1.763002        $ 1.849865         1,303,710.955
--------------------------------------------------------------------------------------------------------
Endeavor Select 50 ML Subaccount
    1998/(2)/..................................     $ 1.000000        $ 1.052609           282,424.968
--------------------------------------------------------------------------------------------------------
Endeavor High Yield ML Subaccount
    1998/(3)/..................................     $ 1.000000        $ 0.961203           121,411.851
--------------------------------------------------------------------------------------------------------
Endeavor Janus Growth ML Subaccount
    1998.......................................    $ 19.650673        $ 31.898334           90,917.724
                                                    ----------        ----------         -------------
    1997/(1)/..................................    $ 19.367467        $ 19.650673          134,838.617
--------------------------------------------------------------------------------------------------------

                        Return of Premium Death Benefit
              (Total Mutual Fund Account Annual Expenses: 1.40%)

========================================================================================================
                                                      VALUE              VALUE           ACCUMULATION
                                                 AT BEGINNING OF       AT END OF         UNITS AT END
                                                       YEAR              YEAR               OF YEAR
--------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Focus ML Subaccount
    1998.......................................     $ 1.045922        $ 1.126397         5,316,789.797
                                                    ----------        ----------         -------------
    1997/(1)/..................................     $ 1.000000        $ 1.045922           279,869.269

--------------------------------------------------------------------------------------------------------
Merrill Lynch High Current Income ML Subaccount
    1998.......................................     $ 1.037515        $ 0.989413         5,690,546.719
                                                    ----------        ----------         -------------
    1997/(1)/..................................     $ 1.000000        $ 1.037515           296,791.692

--------------------------------------------------------------------------------------------------------
Merrill Lynch Developing Capital Markets Focus
ML Subaccount
    1998.......................................     $ 0.776606        $ 0.539622         1,369,352.447
                                                    ----------        ----------         -------------
    1997/(1)/..................................     $ 1.000000        $ 0.776606           190,773.375
--------------------------------------------------------------------------------------------------------
Endeavor Asset Allocation ML Subaccount
    1998.......................................     $ 2.171948        $ 2.530280         2,567,841.512
                                                    ----------        ----------         -------------
    1997/(1)/..................................     $ 2.073492        $ 2.171948           146,972.115
--------------------------------------------------------------------------------------------------------
Endeavor Money Market ML Subaccount
    1998.......................................     $ 1.196418        $ 1.236824         1,488,032.472
                                                    ----------        ----------         -------------
    1997/(1)/..................................     $ 1.174747        $ 1.196418           186,769.997
--------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income ML Subaccount
    1998.......................................     $ 1.925022        $ 2.061049         5,183,438.967
                                                    ----------        ----------         -------------
    1997/(1)/..................................     $ 1.757991        $ 1.925022           399,676.687
--------------------------------------------------------------------------------------------------------
T. Rowe Price Growth Stock ML Subaccount
    1998.......................................     $ 2.043487        $ 2.587405         3,959,439.113
                                                    ----------        ----------         -------------
    1997/(1)/..................................     $ 1.905196        $ 2.043487           275,873.510
--------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock ML Subaccount
    1998.......................................     $ 1.346560        $ 1.529630         3,171,012.285
                                                    ----------        ----------         -------------
    1997/(1)/..................................     $ 1.490376        $ 1.346560           396,884.393
--------------------------------------------------------------------------------------------------------
Endeavor Value Equity ML Subaccount
    1998.......................................     $ 2.086130        $ 2.208027         3,058,826.681
                                                    ----------        ----------         -------------
    1997/(1)/..................................     $ 1.951455        $ 2.086130           185,606.823
--------------------------------------------------------------------------------------------------------
Endeavor Opportunity Value ML Subaccount
    1998.......................................     $ 1.156993        $ 1.197456         4,355,754.613
                                                    ----------        ----------         -------------
    1997/(1)/..................................     $ 1.103566        $ 1.156993           278,938.732
--------------------------------------------------------------------------------------------------------
Endeavor Enhanced Index ML Subaccount
    1998.......................................     $ 1.217647        $ 1.574288         4,212,857.466
                                                    ----------        ----------         -------------
    1997/(1)/..................................     $ 1.140312        $ 1.217647           517,261.206
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
Dreyfus U.S. Government Securities ML Subaccount
    1998.......................................     $ 1.215033        $ 1.283878         2,530,595.105
                                                    ----------        ----------         -------------
    1997/(1)/..................................     $ 1.156486        $ 1.215033           142,705.078
--------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Value ML Subaccount
    1998.......................................     $ 1.851229        $ 1.781970         4,007,192.724
                                                    ----------        ----------         -------------
    1997/(1)/..................................     $ 1.763002        $ 1.851229           427,723.238
--------------------------------------------------------------------------------------------------------
Endeavor Select 50 ML Subaccount
    1998/(2)/..................................     $ 1.000000        $ 1.051197         2,154,769.996
--------------------------------------------------------------------------------------------------------
Endeavor High Yield ML Subaccount
    1998/(3)/..................................     $ 1.000000        $ 0.960378           277,923.144
--------------------------------------------------------------------------------------------------------
Endeavor Janus Growth ML Subaccount
    1998.......................................    $ 19.665157        $ 31.827882          468,647.981
                                                    ----------        ----------         -------------
    1997/(1)/..................................    $ 19.367467        $ 19.665157           22,707.469
--------------------------------------------------------------------------------------------------------

(1) Period from July 3, 1997 through December 31, 1997.
(2) Period from February 2, 1998 through December 31, 1998.
(3) Period from June 2, 1998 through December 31, 1998.

                        CONDENSED FINANCIAL INFORMATION

                              The Target Account

    5% Annually Compounding Death Benefit or Double Enhanced Death Benefit



     ==========================================================================================================
                                                            THE DOW TARGET 10     THE DOW TARGET 5 SUBACCOUNT
                                                        SUBACCOUNT (JULY SERIES)         (JULY SERIES)
     ----------------------------------------------------------------------------------------------------------
     Investment Income
          1998/(1)/ ...........................                 .0090092                    .0049654
     ----------------------------------------------------------------------------------------------------------
     Expenses
          1998/(1)/ ...........................                *.0081752**                 *.0021646**
     ----------------------------------------------------------------------------------------------------------
     Net investment income
          1998/(1)/ ...........................                 .0083407                   .00280077
     ----------------------------------------------------------------------------------------------------------
     Net realized and unrealized gains
     (losses) on securities 1998/(1)/ .........                 .0331629                    .1185332
     ----------------------------------------------------------------------------------------------------------
     Net increase (decrease) in
     Accumulation unit value 1998/(1)/ ........                  .033997                    .121334
     ----------------------------------------------------------------------------------------------------------
     Accumulation unit value at beginning of period
          1998/(1)/ ...........................                 1.000000                    1.000000
     ----------------------------------------------------------------------------------------------------------
     Accumulation unit value at end of period
          1998/(1)/ ...........................                 1.033997                    1.121334
     ----------------------------------------------------------------------------------------------------------
     Expenses to average net assets
          1998/(1)/ ...........................                   1.30%                      1.30%
     ----------------------------------------------------------------------------------------------------------
     Portfolio turnover rates
          1998/(1)/ ...........................                    0%                          0%
     ----------------------------------------------------------------------------------------------------------
     Number of accumulation units
     Outstanding at end of period
           1998/(1)/...........................                 1,304,684                   662,269
     ==========================================================================================================

_________
*   less than sign
**  greater than sign

                                            Return of Premium Death Benefit

     ==========================================================================================================
                                                            The Dow Target 10     The Dow Target 5 Subaccount
                                                        Subaccount (July Series)         (July Series)

     ----------------------------------------------------------------------------------------------------------
     Investment Income
          1998/(1)/ .................................           .0013818                    .0009835
     ----------------------------------------------------------------------------------------------------------
     Expenses
          1998/(1)/ .................................          *.0011218**                 *.0004288**
     ----------------------------------------------------------------------------------------------------------
     Net investment income
          1998/(1)/ .................................           .00026003                  .00055475
     ----------------------------------------------------------------------------------------------------------
     Net realized and unrealized gains
     (losses) on securities 1998/(1)/ ...............           .0345040                    .1216153
     ----------------------------------------------------------------------------------------------------------
     Net increase (decrease) in
     Accumulation unit value 1998/(1)/ ..............            .034764                    .122170
     ----------------------------------------------------------------------------------------------------------
     Accumulation unit value at beginning of period
          1998/(1)/ .................................           1.000000                    1.000000
     ----------------------------------------------------------------------------------------------------------
     Accumulation unit value at end of period
          1998/(1)/ .................................           1.034764                    1.122170
     ----------------------------------------------------------------------------------------------------------
     Expenses to average net assets
          1998/(1)/ .................................             1.30%                      1.30%
     ----------------------------------------------------------------------------------------------------------
     Portfolio turnover rates
          1998/(1)/ .................................              0%                          0%
     ----------------------------------------------------------------------------------------------------------
     Number of accumulation units
     Outstanding at end of period
           1998/(1)/ ................................            141,796                    175,738
     ----------------------------------------------------------------------------------------------------------

      *   less than sign

      **  greater than sign

     (1)  Period from July 1, 1998 through December 31, 1998.

     The Dow(SM) Target 10 (January Series) and The Dow(SM) Target 5 (January Series) had not commenced operations as of December 31, 1998. Accordingly, no comparable data is available for those Subaccounts.

                                  APPENDIX B

                          HISTORICAL PERFORMANCE DATA
                            THE MUTUAL FUND ACCOUNT

STANDARDIZED PERFORMANCE DATA

PFL may advertise historical yields and total returns for the subaccounts of the mutual fund account. In addition, PFL may advertise the effective yield of the subaccount investing in the Endeavor Money Market Portfolio (the "Endeavor Money Market Subaccount"). These figures are calculated according to standardized methods prescribed by the SEC. They are based on historical earnings and are not intended to indicate future performance.

Endeavor Money Market Subaccount. The yield of the Endeavor Money Market Subaccount for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment under a policy in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Other Subaccounts. The yield of a mutual fund subaccount (other than the Endeavor Money Market Subaccount) for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a 12-month period and is shown as a percentage of the investment.

The total return of a subaccount refers to return quotations assuming an investment under a policy has been held in the subaccount for various periods of time including a period measured from the date the subaccount commenced operations. When a subaccount has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided. The total return quotations for a subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided.

The yield and total return calculations for a subaccount do not reflect the effect of any premium taxes that may be applicable to a particular policy, and they do not reflect the rider charge for the optional family income protector. To the extent that any or all of a premium tax is applicable to a particular policy, the yield and/or total return of that policy will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the Statement of Additional Information, a copy of which may be obtained from the administrative and service office upon request.

Based on the method of calculation described in the Statement of Additional Information, the average annual total returns for periods from inception of the subaccounts to December 31, 1998, and for the one and five year periods ended December 31, 1998 are shown in Table 1 below. Total returns shown reflect deductions for the mortality and expense risk fee, the distribution financing charge and the administrative charges. Performance figures may reflect the 1.25% mortality and expense risk fee for the 5% Annually Compounding and Double Enhanced Death Benefits, or the 1.10% mortality and expense risk fee for the Return of Premium Death Benefit. Standard total return calculations will reflect the effect of surrender charges that may be applicable to a particular period.

     ===========================================================================================================
                                                      TABLE 1
                                       Standard Average Annual Total Returns
     ===========================================================================================================
                       5% Annually Compounding Death Benefit or Double Enhanced Death Benefit
                                 (Total Mutual Fund Account Annual Expenses: 1.55%)
     -----------------------------------------------------------------------------------------------------------
                                                1 Year        5 Year     Inception of the      Subaccount
                                                Ended     Ended 12/31/98    Subaccount          Inception
                   Subaccount                  12/31/98                    to 12/31/98          Date/(4)/
     -----------------------------------------------------------------------------------------------------------
     Merrill Lynch Basic Value Focus/(1)/....    2.38%         N/A            4.78%             July 2, 1997
     Merrill Lynch High Current Income/(1)/..  *10.03%**       N/A           *4.40%**           July 2, 1997
     Merrill Lynch Developing Capital
     Markets Focus/(1)/......................  *36.07%**       N/A           *38.51%**          July 2, 1997
     Endeavor Asset Allocation...............   11.24%       12.30%           12.53%           April 8, 1991
     T. Rowe Price Equity Income.............    1.75%         N/A            19.11%         January 3, 1995
     T. Rowe Price Growth Stock..............   21.42%         N/A            26.25%         January 3, 1995
     T. Rowe Price International Stock/(2)/..    8.32%        5.32%            5.40%           April 8, 1991
     Endeavor Value Equity...................    0.52%       16.42%           14.91%            May 27, 1993
     Endeavor Opportunity Value..............   *1.85%**       N/A            15.14%       November 18, 1996
     Endeavor Enhanced Index.................   24.11%         N/A            52.25%             May 1, 1997
     Dreyfus U.S. Government Securities......    0.34%         N/A             4.78%             May 9, 1994
     Dreyfus Small Cap Value/(3)/............   *9.13%**      9.59%           10.31%             May 4, 1993
     Endeavor Select 50......................    N/A           N/A            *1.92%**      February 2, 1998
     Endeavor High Yield.....................    N/A           N/A           *10.98%**          June 2, 1998
     Endeavor Janus Growth/(5)/..............   56.88%       23.11%           20.59%            July 1, 1992
     -----------------------------------------------------------------------------------------------------------
                                          Return of Premium Death Benefit
                                 (Total Mutual Fund Account Annual Expenses: 1.40%)
     -----------------------------------------------------------------------------------------------------------
                                                1 Year        5 Year     Inception of the      Subaccount
                                                Ended         Ended         Subaccount          Inception
                   Subaccount                  12/31/98      12/31/98      To 12/31/98          Date/(4)/
     -----------------------------------------------------------------------------------------------------------
     Merrill Lynch Basic Value Focus/(1)/....    2.54%         13.81%           4.95%           July 2, 1997
     Merrill Lynch High Current Income/(1)/..   *9.89%**        4.42%          *4.25%**         July 2, 1997
     Merrill Lynch Developing Capital
     Markets Focus/(1)/......................  *35.97%**         N/A          *38.41%**         July 2, 1997
     Endeavor Asset Allocation...............   11.41%         12.47%          12.69%          April 8, 1991
     T. Rowe Price Equity Income.............    1.91%           N/A           19.29%        January 3, 1995
     T. Rowe Price Growth Stock..............   21.58%           N/A           26.41%        January 3, 1995
     T. Rowe Price International Stock/(2)/..    8.49%          5.48%           5.56%          April 8, 1991
     Endeavor Value Equity...................    0.67%         16.56%          14.98%           May 27, 1993
     Endeavor Opportunity Value..............   *1.68%**         N/A            7.06%      November 18, 1996
     Endeavor Enhanced Index.................   24.30%           N/A           28.84%            May 1, 1997
     Dreyfus U.S. Government Securities......    0.50%           N/A            4.94%            May 9, 1994
     Dreyfus Small Cap Value/(3)/............   *8.99%**        9.75%          10.47%            May 4, 1993
     Endeavor Select 50......................    N/A             N/A           *1.78%**     February 2, 1998
     Endeavor High Yield.....................    N/A             N/A           *10.90%**        June 2, 1998
     Endeavor Janus Growth/(5)/..............   57.12%         23.29%           20.77%          July 1, 1992
     -----------------------------------------------------------------------------------------------------------

 *   Less than sign

 **  Greater than sign

(1) The Subaccounts invest in Class A shares of Merrill Lynch Variable Series Funds, Inc. portfolios. There are no 12b-1 fees deducted from Class A shares.

(2) Effective January 1, 1995, Rowe-Price Fleming International, Inc. became the Adviser to the T. Rowe Price International Stock Portfolio. The Portfolio's name was changed from the Global Growth Portfolio and the Portfolio's shareholders approved a change in investment objective from investments in small capitalization companies on a global basis to investments in a broad range of companies on an international basis (i.e., non-U.S. companies).

(3) Effective September 16, 1996, The Dreyfus Corporation became the adviser to the Dreyfus Small Cap Value Portfolio, formerly known as Quest for Value Small Cap Portfolio. The portfolio was previously advised by OpCap Advisors.

(4) Performance prior to July 3, 1997, reflects performance of PFL Endeavor Variable Annuity Subaccounts prior to the offering of the Policies through Merrill Lynch.

(5) Effective April 30, 1999, shares of the WRL Growth Portfolio were removed and replaced with shares of the Endeavor Janus Growth Portfolio. Performance prior to May 1, 1999 reflects performance of the annuity subaccount while it was invested in the WRL Growth Portfolio.


The figures for the "five year" and "from inception" periods in the above tables reflect waiver of advisory fees and reimbursement of other expenses for all portfolios except the T. Rowe Price Equity Income Portfolio and T. Rowe Price Growth Stock Portfolio. In the absence of such waivers, the average annual total return figures above for the from the five year and from inception periods would have been lower.

NON-STANDARDIZED PERFORMANCE DATA

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

PFL may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the mutual fund account. The non-standard performance data may assume that no surrender charge is applicable, and may also make other assumptions such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial withdrawals or annuity payments.

All non-standard performance data will be advertised only if the standard performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

The non-standardized average annual total return figures shown in Table 2 are based on the assumption that the policy is not surrendered, and therefore the surrender charge is not imposed. Also, Table 2 does not reflect the rider charge for the optional family income protector.

===========================================================================================================
                                                 TABLE 2
                                Non-Standard Average Annual Total Returns
                                      (Assuming No Surrender Charge)
===========================================================================================================
                  5% Annually Compounding Death Benefit or Double Enhanced Death Benefit
                            (Total Mutual Fund Account Annual Expenses: 1.55%)
-----------------------------------------------------------------------------------------------------------
                                           1 Year        5 Year     Inception of the      Subaccount
                                           Ended         Ended         Subaccount          Inception
              Subaccount                  12/31/98      12/31/98      To 12/31/98          Date/(4)/
-----------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Focus/(1)/...    7.73%          N/A            8.23%           July 2, 1997
Merrill Lynch High Current Income/(1)/.   *4.60%**        N/A           *0.75%**         July 2, 1997
Merrill Lynch Developing Capital
Markets Focus/(1)/.....................  *30.49%**        N/A          *33.77%**         July 2, 1997
Endeavor Asset Allocation..............   16.54%        12.50%          12.57%          April 8, 1991
T. Rowe Price Equity Income............    7.11%          N/A           19.69%        January 3, 1995
T. Rowe Price Growth Stock.............   26.66%          N/A           26.71%        January 3, 1995
T. Rowe Price International Stock/(2)/.   13.64%         5.60%           5.48%          April 8, 1991
Endeavor Value Equity..................    5.88%        16.59%          15.05%           May 27, 1993
Endeavor Opportunity Value.............    3.53%          N/A           19.54%      November 18, 1996
Endeavor Enhanced Index................   29.34%          N/A           57.31%            May 1, 1997
Dreyfus U.S. Government Securities.....    5.70%          N/A            5.41%            May 9, 1994
Dreyfus Small Cap Value/(3)/...........   *3.71%**       9.82%          10.58%            May 4, 1993
Endeavor Select 50.....................     N/A           N/A            5.08%       February 2, 1998
Endeavor High Yield....................     N/A           N/A           *3.98%**         June 2, 1998
Endeavor Janus Growth/(5)/.............   61.91%        23.23%          20.59%           July 1, 1992
-----------------------------------------------------------------------------------------------------------
                                     Return of Premium Death Benefit
                            (Total Mutual Fund Account Annual Expenses: 1.40%)
-----------------------------------------------------------------------------------------------------------
                                           1 Year        5 Year     Inception of the      Subaccount
                                           Ended         Ended         Subaccount          Inception
              Subaccount                  12/31/98      12/31/98      to 12/31/98          Date/(4)/
-----------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Focus/(1)/....     7.89%          N/A            8.39%           July 2, 1997
Merrill Lynch High Current Income/(1)/..    *4.46%**        N/A           *0.60%**         July 2, 1997
Merrill Lynch Developing Capital
Markets Focus/(1)/......................   *30.39%**        N/A          *33.67%**         July 2, 1997
Endeavor Asset Allocation...............    16.71%        12.67%          12.74%          April 8, 1991
T. Rowe Price Equity Income.............     7.26%          N/A           19.87%        January 3, 1995
T. Rowe Price Growth Stock..............    26.82%          N/A           26.86%        January 3, 1995
T. Rowe Price International Stock/(2)/..    13.81%         5.76%           5.64%          April 8, 1991
Endeavor Value Equity...................     6.04%        16.73%          15.20%           May 27, 1993
Endeavor Opportunity Value..............     3.70%          N/A            8.97%      November 18, 1996
Endeavor Enhanced Index.................    29.53%          N/A           31.38%            May 1, 1997
Dreyfus U.S. Government Securities......     5.86%          N/A            5.56%            May 9, 1994
Dreyfus Small Cap Value/(3)/............    *3.56%**       9.98%          10.74%            May 4, 1993
Endeavor Select 50......................      N/A           N/A            5.22%       February 2, 1998
Endeavor High Yield.....................      N/A           N/A           *3.90%**         June 2, 1998
Endeavor Janus Growth/(5)/..............    62.15%        23.41%          20.77%           July 1, 1992
===========================================================================================================

 *   Less than sign

 **  Greater than sign

(1) The Subaccounts invest in Class A shares of Merrill Lynch Variable Series Funds, Inc. portfolios. There are no 12b-1 fees deducted from Class A shares.

(2) Effective January 1, 1995, Rowe-Price Fleming International, Inc. became the Adviser to the T. Rowe Price International Stock Portfolio. The Portfolio's name was changed from the Global Growth Portfolio and the Portfolio's shareholders approved a change in investment objective from investments in small capitalization companies on a global basis to investments in a broad range of companies on an international basis (i.e., non-U.S. companies).

(3) Effective September 16, 1996, The Dreyfus Corporation became the adviser to the Dreyfus Small Cap Value Portfolio, formerly known as Quest for Value Small Cap Portfolio. The portfolio was previously advised by OpCap Advisors.

(4) Performance prior to July 3, 1997, reflects performance of PFL Endeavor Variable Annuity Subaccounts prior to the offering of the policies through Merrill Lynch.

(3) Effective April 30, 1999, shares of the WRL Growth Portfolio were removed and replaced with shares of the Endeavor Janus Growth Portfolio. Performance prior to May 1, 1999 reflects performance of the annuity subaccount while it was invested in the WRL Growth Portfolio.


The figures for the "five year" and "from inception" periods in the above tables reflect waiver of advisory fees and reimbursement of other expenses for all portfolios except the T. Rowe Price Equity Income Portfolio and T. Rowe Price Growth Stock Portfolio. In the absence of such waivers, the average annual total return figures above for the from the five year and from inception periods would have been lower.

Merrill Lynch Variable Series Funds, Inc.-Adjusted Historical Data. Prior to July 3, 1997, the Merrill Lynch Basic Value Focus Subaccount, the Merrill Lynch Developing Capital Markets Focus Subaccount and the Merrill Lynch High Current Income Subaccount (the "Merrill Lynch Subaccounts") had not yet commenced operations. However, Table 3 shows average annual total return information based on the hypothetical assumption that those Subaccounts have been available to the PFL Endeavor Variable Annuity Account since inception of the underlying portfolios.


===========================================================================================================
                                                 TABLE 3
===========================================================================================================
                  5% Annually Compounding Death Benefit or Double Enhanced Death Benefit
                             (Total Separate Account Annual Expenses: 1.55%)
-----------------------------------------------------------------------------------------------------------
                                                                                         CORRESPONDING
                                                                           10 YEAR         PORTFOLIO
                                                                             OR            INCEPTION
                PORTFOLIO                     1 YEAR        5 YEAR        INCEPTION         DATE/(1)/
-----------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Focus .........     7.73%         13.89%         14.25%        April 20, 1982
Merrill Lynch High Current Income .......    *4.60%**        4.56%          8.64%          July 1, 1993
Merrill Lynch Developing Capital
    Markets Focus .......................    *30.49%**        N/A          *9.18%**         May 2, 1994
-----------------------------------------------------------------------------------------------------------
                                     Return of Premium Death Benefit
                             (Total Separate Account Annual Expenses: 1.40%)
-----------------------------------------------------------------------------------------------------------
                                                                                         Corresponding
                                                                           10 Year         Portfolio
                                                                             or            Inception
                Portfolio                     1 Year        5 Year        Inception         Date/(1)/
-----------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Focus .........     7.89%         14.00%         14.37%        April 20, 1982
Merrill Lynch High Current Income .......    *4.46%**        4.72%          8.71%          July 1, 1993
Merrill Lynch Developing Capital
    Markets Focus .......................   *30.39%**        N/A           *9.05%**         May 2, 1994
-----------------------------------------------------------------------------------------------------------
 +  Ten Year Date
===========================================================================================================

 *   Less than sign

 **  Greater than sign

(1) The Subaccounts invest in Class A shares of the Merrill Lynch Variable Series Funds, Inc. portfolios. The performance data for periods prior to the date the Merrill Lynch Subaccounts commenced operations is based on the performance of the underlying portfolios and the assumption that the Merrill Lynch Subaccounts were in existence for the same period as the corresponding portfolios, with a level of charges equal to those currently assessed against the Subaccount or against owners' policy values under the Policies. The Merrill Lynch Basic Value Focus Fund commenced operations on July 1, 1993; the Merrill Lynch Developing Capital Markets Focus Fund commenced operations on May 2, 1994; and the Merrill Lynch High Current Income Fund commenced operations on April 20, 1982. For purposes of the calculation of the performance data prior to dates of inception of the subaccounts, the deductions for the mortality and expense risk fee, and administrative charge are made on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and in PFL's opinion generally approximates the performance that would have resulted if the Merrill Lynch Subaccounts had actually been in existence since the inception of the underlying portfolios. Performance data for periods of less than seven years reflect deduction of the surrender charge.

ENDEAVOR SELECT 50 AND ENDEAVOR HIGH YIELD PORTFOLIOS

The Endeavor Select 50 Portfolio and the Endeavor High Yield Portfolio commenced operations on February 2, 1998 and June 2, 1998, respectively, and therefore these portfolios do not have significant historical performance data. However, their investment managers (Montgomery Asset Management, LLC and Massachusetts Financial Services Company) have experience managing similar portfolios with substantially the same investment objectives and policies. Historical performance data showing the results the investment manager achieved for those other portfolios is in the prospectus for the Endeavor Series Trust, which accompanies this prospectus. See "Management - The Investment Advisors Prior Experience with Comparable Fund" in the Endeavor Series Trust's prospectus. That performance information in the Endeavor Series Trust's prospectus does not take into account the fees and charges under the policy. If those fees and charges were reflected, the investment returns would be lower.

                          HISTORICAL PERFORMANCE DATA
                              THE TARGET ACCOUNT

The total return for each target series subaccount will also reflect the managers fee and other operating expenses.

TARGET STRATEGIES-PERFORMANCE DATA

Certain aspects of the investment strategies can be demonstrated using historical data.

The following table contains three columns that show the performance of:

       Column One:      the Ten Highest Dividend Yielding Stocks Strategy for
                        the DJIA;

       Column Two:      Five Lowest Priced Stocks of the Ten Highest Dividend
                        Yielding Stocks Strategies in the DJIA; and

       Column Three:    the performance of the DJIA.

The returns shown in the following table and graphs are not guarantees of future performance and should not be used as predictors of returns to be expected in connection with a target series subaccount. Both stock prices (which may appreciate or depreciate) and dividends (which may be increased, reduced or eliminated) will affect the returns. Each strategy under performed its respective index in certain years. Accordingly, there can be no assurance that a target series subaccount will outperform its respective index over the life of a target series subaccount or over consecutive rollover periods, if available.

An investor in a target series subaccount would not necessarily realize as high a total return on an investment in the stocks upon which the hypothetical returns are based for the following reasons: the total return figures shown do not reflect brokerage commissions, target series subaccount expenses or taxes; the target series subaccounts are established at different times of the year; and the target series subaccounts may not be fully invested at all times or equally weighted in all stocks comprising a strategy. If the above-mentioned charges were reflected in the hypothetical returns, the returns would be lower than those presented here.

                                           COMPARISON OF TOTAL RETURN/(2)/

                                                                                            INDEX
                                                     STRATEGY TOTAL RETURNS            TOTAL RETURNS
                                                     ----------------------            -------------
                                                                 5 LOWEST PRICED OF
                                           10 HIGHEST DIVIDEND    THE 10 HIGHEST
YEAR                                       YIELDING STOCKS/(1)/  DIVIDEND YIELDING           DJIA
----                                       -------------------   -----------------           ----
                                                                     STOCKS/(1)/
                                                                     -----------
1974...................................                 *1.02**%               *5.40**%         *23.64**%
1975...................................                 56.10%                 64.77%            44.46%
1976...................................                 35.18%                 40.96%            22.80%
1977...................................                 *1.95**%                5.49%           *12.91**%
1978...................................                  0.03%                  1.23%             2.66%
1979...................................                 13.01%                  9.84%            10.60%
1980...................................                 27.90%                 41.69%            21.90%
1981...................................                  7.46%                  3.19%            *3.61**%
1982...................................                 27.12%                 43.37%            26.85%
1983...................................                 39.07%                 36.38%            25.82%
1984...................................                  6.22%                 11.12%             1.29%
1985...................................                 29.54%                 38.34%            33.28%
1986...................................                 35.63%                 30.89%            27.00%
1987...................................                  5.59%                 10.69%             5.66%
1988...................................                 24.57%                 21.47%            16.03%
1989...................................                 26.97%                 10.55%            32.09%
1990...................................                 *7.82**%              *15.74**%          *0.73**%
1991...................................                 34.20%                 62.03%            24.19%
1992...................................                  7.69%                 22.90%             7.39%
1993...................................                 27.08%                 34.01%            16.87%
1994...................................                  4.21%                  8.27%             5.03%
1995...................................                 36.85%                 30.50%            36.67%
1996...................................                 28.35%                 26.20%            28.71%
1997...................................                 21.68%                 19.97%            24.82%
1998...................................                 10.59%                 12.36%            18.03%

_____________

 *   Less than or equal to sign

 **  Greater than or equal to sign

(1) The Ten Highest Dividend Yielding Stocks and the Five Lowest Priced Stocks of the Ten Highest Dividend Yielding Stocks in the DJIA for any given period were selected by ranking the dividend yields for each of the stocks in the index, as of the beginning of the period, and dividing by the stock's market value on the first trading day on the exchange where that stock principally trades in the given period.

(2) Total Return represents the sum of the percentage change in market value of each group of stocks between the first trading day of a period and the total dividends paid on each group of stocks during the period divided by the opening market value of each group of stocks as of the first trading day of a period. Total Return does not take into consideration any sales charges, commissions, expenses or taxes. Total Return dividends are reinvested semi-annually and all returns are stated in terms of the United States dollar. Based on the year-by-year returns contained in the table, over the twenty-five years listed above, the Ten Highest Dividend Yielding Stocks in the DJIA achieved an average annual total return of 18.73%, while the Five Lowest Priced Stocks of the Ten Highest Dividend Yielding Stocks in the DJIA achieved an average annual total return of 21.07%. In addition, over this period, the individual strategies achieved a greater average annual total return than that of the DJIA, which was 14.48%. Although each target series subaccount seeks to achieve a better performance than the index as a whole, there can be no assurance that a target series subaccount will achieve a better performance.

The performance shown for the strategies do not guarantee future success, nor should it be used as a predictor of returns. The Dow(SM) Target 5 strategy and The Dow(SM) Target 10 strategy under-performed the DJIA in 8 and 9, respectively, of the 25 years shown. There can be no assurance that the strategies will outperform a given index over any time period, or that they will have positive results. They have the potential for loss.

The results of the strategies do not represent actual investment advice of First Trust Advisors L.P. or any actual trading using client assets. They were achieved by the retroactive application of a model designed with the benefit of hindsight and should not be considered indicative of the competence or skill of First

Trust Advisors L.P. In addition, the strategy results do not reflect the impact material, economic, and market factors might have had on First Trust Advisors L.P.'s decision making, if First Trust Advisors L.P. had actually managed client money during the period indicated.

First Trust Advisors L.P. advisory services, though currently offered for the strategies, were not offered during the entire 25 year period since First Trust Advisors L.P. was found in 1991, and began supervising unit investment trusts invested in the strategies in 1994. First Trust Advisors L.P.'s investment advisory clients have received results different from that set forth above.

PAST PERFORMANCE OF THE DJIA



                         [INSERT "PRODJIA" CHART HERE]

      (Be sure to insert the numbers for this Table in the EDGAR filing.)



The chart above represents past performance of the DJIA, the Ten Highest Dividend Yielding DJIA Stocks and the Five Lowest Priced Stocks of the Ten Highest Yielding DJIA Stocks (but not The Dow(SM) Target 10 Subaccount or The Dow(SM) Target 5 Subaccount) from January 1, 1974 through December 31, 1998 and should not be considered indicative of future results. Further, these results are hypothetical. The chart assumes that all dividends during a year are reinvested semi-annually and does not reflect sales charges, commissions, expenses or taxes. There can be no assurance that either The Dow(SM) Target 10 Subaccount or The Dow(SM) Target 5 Subaccount will outperform the DJIA.

Investors should not rely on the preceding financial information as an indication of the past or future performance of the target series subaccounts.

STANDARDIZED PERFORMANCE DATA

PFL may advertise historical total returns for the target series subaccounts. These figures will be calculated according to standardized methods prescribed by the SEC. They will be based on historical earnings and are not intended to indicate future performance.

The total return calculations for a target series subaccount do not reflect the effect of any premium taxes that may be applicable to a particular policy. To the extent that any or all of a premium tax is applicable to a particular policy, the total return of that policy will be reduced. For additional information regarding total returns calculated using the standard formats briefly summarized above, please refer to the Statement of Additional Information.

Based on the method of calculation described in the Statement of Additional Information, the average annual total returns for periods from inception of the subaccounts to December 31, 1998, and for the one and five year periods ended December 31, 1998 are shown in Table 1 below. Total returns shown reflect deductions for the mortality and expense risk fee, the distribution financing charge and the administrative charges. Performance figures may reflect the 1.25% mortality and expense risk fee for the 5% Annually Compounding and Double Enhanced Death Benefits, or the 1.10% mortality and expense risk fee for the Return of Premium Death Benefit. Standard total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. Also, Table 1 does not reflect the rider charge for the optional family income protector rider.

===========================================================================================================
                                                 TABLE 1
                                  Standard Average Annual Total Returns
===========================================================================================================
                  5% Annually Compounding Death Benefit or Double Enhanced Death Benefit
                            (Total Mutual Fund Account Annual Expenses: 1.55%)
-----------------------------------------------------------------------------------------------------------
                                              1 YEAR        5 YEAR     INCEPTION OF THE     SUBACCOUNT
                                              ENDED     ENDED 12/31/98    SUBACCOUNT        INCEPTION
                SUBACCOUNT                  12/31/98                     TO 12/31/98          DATE
-----------------------------------------------------------------------------------------------------------
The Dow(SM) Target 10 (July Series)........    N/A            N/A           *3.62%**        July 1, 1998
The Dow(SM) Target 5 (July Series).........    N/A            N/A            5.11%          July 1, 1998
The Dow(SM) Target 10 (January Series) (1).    N/A            N/A             N/A        January 4, 1999
The Dow(SM) Target 5 (January Series) (1)..    N/A            N/A             N/A        January 4, 1999
-----------------------------------------------------------------------------------------------------------
                                     RETURN OF PREMIUM DEATH BENEFIT
                            (TOTAL MUTUAL FUND ACCOUNT ANNUAL EXPENSES: 1.40%)
-----------------------------------------------------------------------------------------------------------
                                              1 YEAR        5 YEAR     INCEPTION OF THE     SUBACCOUNT
                                              ENDED     ENDED 12/31/98    SUBACCOUNT        INCEPTION
                SUBACCOUNT                  12/31/98                     TO 12/31/98          DATE
-----------------------------------------------------------------------------------------------------------
The Dow(SM) Target 10 (July Series)........    N/A            N/A           *3.54%**        July 1, 1998
The Dow(SM) Target 5 (July Series).........    N/A            N/A            5.20%          July 1, 1998
The Dow(SM) Target 10 (January Series)/(1)/    N/A            N/A             N/A        January 4, 1999
The Dow(SM) Target 5 (January Series)/(1)/.    N/A            N/A             N/A        January 4, 1999
===========================================================================================================

(1) The Dow(SM) Target 10 Subaccount (January Series) and The Dow(SM) Target 5 Subaccount (January Series) began operations on January 4, 1999, therefore comparable information is not available.

NON-STANDARDIZED PERFORMANCE DATA

PFL may also advertise or disclose average annual total return or other performance data in non-standard formats for a target series subaccount. The non-standard data may assume that the policy remains in force and therefore not reflect the surrender charge. The non-standard performance data may make other assumptions such as the amount invested in a target series subaccount, differences in time periods to be shown, or the effect of partial withdrawals or annuity payments and may also make other assumptions.

All non-standard performance data will be advertised only if the standard performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

The non-standardized average annual total return figures shown in Table 2 are based on the assumption that the policy is not surrendered, and therefore the surrender charge is not imposed. Also, Table 2, does not reflect the rider charge for the optional family income protector.

===========================================================================================================
                                                 TABLE 2
                                       Average Annual Total Returns
                                      (Assuming No Surrender Charge)
===========================================================================================================
                  5% Annually Compounding Death Benefit or Double Enhanced Death Benefit
                            (Total Mutual Fund Account Annual Expenses: 1.55%)
-----------------------------------------------------------------------------------------------------------
                                              1 YEAR        5 YEAR     INCEPTION OF THE     SUBACCOUNT
                                              ENDED     ENDED 12/31/98    SUBACCOUNT        INCEPTION
                SUBACCOUNT                  12/31/98                     TO 12/31/98          DATE
-----------------------------------------------------------------------------------------------------------
The Dow(SM) Target 10 (July Series)........    N/A            N/A            3.38%          July 1, 1998
The Dow(SM) Target 5 (July Series).........    N/A            N/A           12.11%          July 1, 1998
The Dow(SM) Target 10 (January Series)/(1)/    N/A            N/A             N/A        January 4, 1999
The Dow(SM) Target 5 (January Series)/(1)/.    N/A            N/A             N/A        January 4, 1999
-----------------------------------------------------------------------------------------------------------
                                     Return of Premium Death Benefit
                            (Total Mutual Fund Account Annual Expenses: 1.40%)
-----------------------------------------------------------------------------------------------------------
                                              1 YEAR        5 YEAR     INCEPTION OF THE     SUBACCOUNT
                                              ENDED     ENDED 12/31/98    SUBACCOUNT        INCEPTION
                SUBACCOUNT                  12/31/98                     TO 12/31/98          DATE
-----------------------------------------------------------------------------------------------------------
The Dow(SM) Target 10 (July Series)........    N/A            N/A            3.46%          July 1, 1998
The Dow(SM) Target 5 (July Series).........    N/A            N/A           12.20%          July 1, 1998
The Dow(SM) Target 10 (January Series)/(1)/    N/A            N/A             N/A        January 4, 1999
The Dow(SM) Target 5 (January Series)/(1)/.    N/A            N/A             N/A        January 4, 1999
===========================================================================================================

(1) The Dow(SM) Target 10 Subaccount (January Series) and The Dow(SM) Target 5 Subaccount (January Series) began operations on January 4, 1999, therefore comparable information is not available.

                                  APPENDIX C

                               POLICY VARIATIONS

The dates shown below are the approximate first issue dates of the various versions of the policy. These dates will vary by state in many cases. This Appendix describes certain of the more significant differences in features of the various versions of the policy. There may be additional variations. Please see your actual policy and any attachments for determining your specific coverage.


-------------------------------------------------------------------------------
Policy Form/Endorsement                            Approximate First Issue Date
AV201 101 65 189 (Policy Form)                     January 1991
AE830 292 (endorsement)                                May 1992
AE847 394 (endorsement)                               June 1994
AE871 295 (endorsement)                                May 1995
AV254 101 87 196 (Policy Form)                        June 1996
AE909 496 (endorsement)                               June 1996
AE890 196 (endorsement)                               June 1996
AV320 101 99 197 (Policy Form)                         May 1997
AE945 197 (endorsement)                                May 1997
AV376 101 106 1197 (Policy Form)                       May 1998
-----------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Product               AV201 101 65 189          AV201 101 65 189,           AV201 101 65 189,              AV254 101 87 196,
Feature                                         AE830 292, and AE847 394    AE847 394, and AE871 295       AE909 496, and AE890 196
----------------------------------------------------------------------------------------------------------------------------------
Excess Interest
Adjustment            N/A                       N/A                         N/A                            yes
----------------------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum    Total Premiums Paid,      5% Annually Compounding     5% Annually Compounding        5% Annually Compounding
Death Benefit         less, any partial         (Option A).                 (Option A) or Annual Step-    (Option A) or Annual
Option(s)             withdrawals and                                       Up (Option B). Option A is     Step-Up (Option B).
                      any surrender charges                                 only available if Owner        Option A) is only
                      made before death,                                    and Annuitant are both under   available if Owner and
                      accumulated at 4% to                                  age 75.                        Annuitant are both under
                      the date we receive                                                                  age 75.
                      due proof of death or the
                      Policy Value on the date
                      we receive due proof of
                      death, which
                      ever is greater.
----------------------------------------------------------------------------------------------------------------------------------
Guaranteed Period     1 and 3 year guaranteed   1 and 3 year guaranteed     1 and 3 year guaranteed        1, 3, 5, and 7 year
Options (available    periods available.        periods available.          periods available.             guaranteed periods
in the Fixed                                                                                               available.
Account)
----------------------------------------------------------------------------------------------------------------------------------
Minimum effective     4%                        4%                          4%                             3%
annual Interest
rate applicable to
the fixed account
----------------------------------------------------------------------------------------------------------------------------------
Asset Rebalancing     N/A                       N/A                         N/A                            Yes
----------------------------------------------------------------------------------------------------------------------------------
Death Proceeds        Greater of 1) the         Greater of (a)              Greatest of (a)                Greatest of (a)
                      Policy Value on           Policy Value                Annuity Purchase               Annuity Purchase
                      the date we receive       and (b) 5% Annually         Value, (b) Cash Value,         Value, (b) Cash Value,
                      due proof of death, or    Compounding Death           and (c) Guaranteed             and (c) Guaranteed
                      2) the total premiums     Benefit                     Minimum Death Benefit.         Minimum Death Benefit.
                      paid for this policy,
                      less any partial
                      withdrawals and any
                      surrender charges made
                      before death, accumulated
                      at 4% interest per annum
                      to the date we receive
                      due proof of death
----------------------------------------------------------------------------------------------------------------------------------

Distribution          N/A                       N/A                         N/A                            N/A
Financing
Charge
----------------------------------------------------------------------------------------------------------------------------------
Is Mortality &        No                        No                          No                             No
Expense Risk Fee
different after
the Annuity
Commencement Date?
----------------------------------------------------------------------------------------------------------------------------------
Dollar Cost           N/A                       N/A                         N/A                            Yes
Averaging Fixed
Account Option
----------------------------------------------------------------------------------------------------------------------------------
Service Charge        $35 assessed on each      $35 assessed on each        Assessed only on a             Assessed only on a
                      Policy Anniversary.       Policy Anniversary.         Policy Anniversary;            Policy Anniversary;
                      Not deducted from the     Not deducted from the       Waived if Sum of               Waived if Sum of
                      Fixed Account.            Fixed Account.              Premium Payments               Premium Payments
                                                                            less partial withdrawals       less partial withdrawals
                                                                            is at least $50,000 on         is at least $50,000 on
                                                                            the Policy Anniversary.        the Policy Anniversary.
                                                                            Not deducted from the          Not deducted from the
                                                                            Fixed Account.                 Fixed Account.

----------------------------------------------------------------------------------------------------------------------------------
Nursing Care and      N/A                       yes                         yes                            yes
Terminal Condition
Withdrawal Option
----------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------
AV320 101 99 197,              AV376 101 106 1197,
and AE945 197                  and AE945 945 197
-------------------------------------------------------------
yes                            yes
-------------------------------------------------------------
5% Annually Compounding        5% Annually Compounding
(Option A), Annual Step-       (Option A), Double Enhanced
Up (Option B), or Return of    (Option B), or Return of
Premium (Option C). Option     Premium (Option C). Option
A is only available if         A is only available if
Owner and Annuitant are        Owner and Annuitant are
both under age 75. Option      both under age 75. Option
B is only available if         B is only available if
Owner and Annuitant are        Owner and Annuitant are both
under age 81.                  under age 81.
-------------------------------------------------------------
1, 3, 5, and 7 year            1, 3, 5, and 7 year
guaranteed periods             guaranteed periods
available.                     available.
-------------------------------------------------------------
3%                             3%
-------------------------------------------------------------
Yes                            Yes
-------------------------------------------------------------
Greatest of (a) Policy         Greatest if (a) Policy
Value, (b) Cash Value,         Value, (b) Cash Value,
and (c) Guaranteed             and (c) Guaranteed
Minimum Death Benefit.         Minimum Death Benefit.
------------------------------------------------------------
Applicable                     Applicable
------------------------------------------------------------
No                             Yes (1.10% plus
                               Administrative Charge,
                               regardless of death
                               benefit chosen prior
                               to the Annuity
                               Commencement Date)
------------------------------------------------------------
yes                            yes
------------------------------------------------------------
Assessed either on a           Assessed either on a
Policy Anniversary or          Policy Anniversary or
on Surrender, Waived if        on Surrender, Waived if
Sum of Premium Payments        Sum of Premium Payments
less partial withdrawals       less partial withdrawals
or the Policy Value is         or the Policy Value is
at least $50,000 on The        at least $50,000 on The
Policy Anniversary or at       Policy Anniversary or at
the time of Surrender.         the time of Surrender
The Service Charge is          The Service Charge is
deducted pro-rata from         deducted pro-rata from
the investment Options.        the investment Options.
------------------------------------------------------------
yes                            yes
------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION

                       THE ENDEAVOR ML VARIABLE ANNUITY

                                Issued through

                     PFL ENDEAVOR VARIABLE ANNUITY ACCOUNT
                                      AND
                          PFL ENDEAVOR TARGET ACCOUNT

                                  Offered by
                          PFL LIFE INSURANCE COMPANY

                           4333 Edgewood Road, N.E.
                         Cedar Rapids, Iowa 52499-0001


                                _______________

This statement of additional information expands upon subjects discussed in the current prospectus for the Endeavor ML Variable Annuity offered by PFL Life Insurance Company. You may obtain a copy of the prospectus dated May 1, 1999 by calling 1-800-525-6205, or by writing to the Administrative and Service Office, Financial Markets Division--Variable Annuity Dept., 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE POLICY AND TARGET ACCOUNT, THE MERRILL LYNCH VARIABLE SERIES FUNDS, INC. AND THE ENDEAVOR SERIES TRUST.


Dated: May 1, 1999

                               TABLE OF CONTENTS

                                                                                                          Page
                                                                                                          ----
GLOSSARY OF TERMS.......................................................................................
THE POLICY--GENERAL PROVISIONS..........................................................................
     Owner..............................................................................................
     Entire Policy......................................................................................
     Misstatement of Age or Sex.........................................................................
     Addition, Deletion or Substitution of..............................................................
     Investments........................................................................................
     Excess Interest Adjustment.........................................................................
     Reallocation of Policy Values After the Annuity Commencement Date..................................
     Annuity Payment Options............................................................................
     Death Benefit......................................................................................
     Death of Owner.....................................................................................
     Assignment.........................................................................................
     Evidence of Survival...............................................................................
     Non-Participating..................................................................................
     Amendments.........................................................................................
     Employee and Agent Purchases.......................................................................
CERTAIN FEDERAL INCOME TAX CONSEQUENCES.................................................................
     Tax Status of the Policy...........................................................................
     Taxation of PFL....................................................................................
INVESTMENT EXPERIENCE...................................................................................
     Accumulation Units.................................................................................
     Annuity Unit Value and Annuity Payment Rates.......................................................
     Family Income Protector - Hypothetical Illustration................................................
HISTORICAL PERFORMANCE DATA.............................................................................
     Money Market Yields................................................................................
     Other Subaccount Yields............................................................................
     Total Returns......................................................................................
     Other Performance Data.............................................................................
     Adjusted Historical Performance Data - The Mutual Fund Account.....................................
THE TARGET ACCOUNT......................................................................................
     What is the Investment Strategy?...................................................................
     Determination of Unit Value; Valuation of Securities...............................................
     The Board of Managers..............................................................................
     The Investment Advisory Services...................................................................
     The Manager........................................................................................
     Operating Expenses.................................................................................
     Transfer Agent and Custodian.......................................................................
     Brokerage Allocation...............................................................................
     Investment Restrictions............................................................................
     Fundamental Policies...............................................................................
     Operating Policies.................................................................................
     Options and Futures Strategies.....................................................................
     Securities Lending.................................................................................
     Tax Limitation.....................................................................................
PUBLISHED RATINGS.......................................................................................
STATE REGULATION OF PFL.................................................................................
ADMINISTRATION..........................................................................................
RECORDS AND REPORTS.....................................................................................
DISTRIBUTION OF THE POLICIES............................................................................
OTHER PRODUCTS..........................................................................................

                                                                                                                PAGE
                                                                                                                ----
CUSTODY OF ASSETS.............................................................................................
LEGAL MATTERS.................................................................................................
INDEPENDENT AUDITORS..........................................................................................
OTHER INFORMATION.............................................................................................
FINANCIAL STATEMENTS..........................................................................................

                               GLOSSARY OF TERMS

Accumulation Unit--An accounting unit of measure used in calculating the policy value in the mutual fund account and the target account before the annuity commencement date.

Adjusted Policy Value--An amount equal to the policy value increased or decreased by any excess interest adjustments.

Administrative and Service Office--Financial Markets Division--Variable Annuity Dept., PFL Life Insurance Company, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Annual Stock Selection Date--The last business day of a specified 12-month period.

Annuitant--The person entitled to receive annuity payments after the annuity commencement date and during whose life any annuity payments involving life contingencies will continue.

Annuity Commencement Date--The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month starting after the annuitant attains age 85, except as expressly allowed by PFL. In no event will this date be later than the last day of the month following the month in which the annuitant attains age 95.

Annuity Payment Option--A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit--An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Application--A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Beneficiary--The person who has the right to the death benefit set forth in the policy.

Business Day--A day when the New York Stock Exchange is open for business.

Cash Value--The policy value increased or decreased by an excess interest adjustment, less the surrender charge, if any.

Code--The Internal Revenue Code of 1986, as amended.

DJIA--The Dow Jones Industrial AverageSM. Thirty stocks chosen by the editors of The Wall Street Journal as representative of the broad market and of American industry.

Due Proof of Death--A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to PFL will constitute due proof of death.

Excess Interest Adjustment-- A positive or negative adjustment to amounts withdrawn upon partial withdrawals, full surrenders, or transfers from the guaranteed period options, or to amounts applied to annuity payment options. The adjustment reflects changes in the interest rates declared by PFL since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account--One or more investment choices under the policy that are part of the general assets of PFL and which are not in the separate accounts.

Guaranteed Period Options--The various guaranteed interest rate periods which may be offered by PFL under the fixed account into which premiums may be paid or amounts may be transferred.

Initial Stock Selection Date--The date is June 30, 1998 for the July Series. The date is December 31, 1998 for the January Series.

Investment Choices--Any of the guaranteed period options of the fixed account, the dollar cost averaging fixed account option, and any of the mutual fund subaccounts or the target series subaccounts.

Mutual Fund Account--A separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended, to which premium payments under the policies may be allocated and which invests in designated portfolios of the Merrill Lynch Variable Series Funds, Inc., designated portfolios of the Endeavor Series Trust, and such other mutual funds as PFL may determine from time to time.

Mutual Fund Subaccount--A subdivision within the mutual fund account, the assets of which are invested in a specified portfolio of the underlying funds.

Nonqualified Policy--A policy other than a qualified policy.

Owner or Owner--The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the application.

Policy Value--On or before the annuity commencement date, the policy value is equal to the owner's:
 .  premium payments; minus
 .  partial withdrawals (including any applicable excess interest adjustments and/or surrender charges on such withdrawals); plus
 .  interest credited in the fixed account; plus
 .  accumulated gains or losses in the mutual fund  account and the target account; minus
 .  service charges, premium taxes, and transfer fees, if any.

Policy Year-- A policy year begins on the policy date and on each policy anniversary.

Premium Payment--An amount paid to PFL by the owner or on the owner's behalf as consideration for the benefits provided by the policy.

Qualified Policy--A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Service Charge--An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $35, but will not exceed 2% of the policy value.

Successor Owner--A person appointed by the owner to succeed to ownership of the policy in the event of the death of the owner who is not the annuitant before the annuity commencement date.

Surrender Charge--A percentage of each premium payment in an amount from 7% to 0% depending upon the length of time from the date of each premium payment. The surrender charge is assessed on surrenders of, or partial withdrawals from, the policy. A surrender charge may also be referred to as a "contingent deferred sales charge."

Target Account--A separate account established and registered as a management investment company under the Investment Company Act of 1940, as amended, to which premium payments under the policies may be allocated.

Target Series Subaccount--A subdivision within the target account, the assets of which are invested in common stocks selected according to a specified investment strategy.

Underlying Funds--The designated portfolios of the Endeavor Series Trust and designated portfolios of the Merrill Lynch Variable Series Funds, Inc.

Valuation Period--The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments--Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the mutual fund account or the target account.

Written Notice or Written Request--Written notice, signed by the owner, that gives PFL the information it requires and is received at the administrative and service office. For some transactions, PFL may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements PFL establishes for such notices.

In order to supplement the description in the prospectus, the following provides additional information about PFL and the policy, which may be of interest to a prospective purchaser. WORDS PRINTED IN ITALICS IN THIS STATEMENT OF ADDITIONAL INFORMATION ARE DEFINED IN THE GLOSSARY OF TERMS, FOUND ON PAGE 4.


                        THE POLICY--GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an application and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with PFL's consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.

Unless PFL has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

A successor owner can be named in the application, information provided in lieu thereof, or in a written notice. The successor owner will become the new owner upon your death, if you predecease the annuitant. If no successor owner survives you and you predecease the annuitant, your estate will become the owner.

Note carefully.  If the owner does not name a contingent owner, the owner's
-----------------
estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless PFL has received written notice of the trust as a successor owner signed prior to the owner's death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by PFL.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner or successor owner, the change will take effect as of the date the owner signs the written notice, subject to any payment PFL has made or action PFL has taken before recording the change. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred (except to the owner's spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the successor owner within five years of the owner's death, or payments must be made for a period certain or for the successor owner's lifetime so long as any period certain does not exceed that successor owner's life expectancy, if the first payment begins within one year of your death.

ENTIRE POLICY

The policy, any endorsements thereon, the application, or information provided in lieu thereof constitute the entire contract between PFL and the owner. All statements in the application are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the application or information provided in lieu thereof.

MISSTATEMENT OF AGE OR SEX

If the age or sex of the annuitant or owner has been misstated, PFL will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by PFL shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by PFL due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to PFL.

ADDITION, DELETION, OR SUBSTITUTION OF INVESTMENTS

PFL cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. PFL retains the right, subject to any applicable law, to make certain changes in the mutual fund account and its investments. PFL reserves the right to eliminate the shares of any portfolio held by a mutual fund subaccount and to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in PFL's judgment, investment in any portfolio would be inappropriate in view of the purposes of the mutual fund account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a mutual fund subaccount will not be made without prior notice to you and the prior approval of the SEC. PFL retains the right, subject to any applicable law, to make certain changes in the target account and its investments. PFL reserves the right to eliminate a target series subaccount if, in PFL's judgment, investment in any target series subaccount would be inappropriate in view of the purposes of the policy. Nothing contained herein shall prevent the mutual fund account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of PFL, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by PFL. Each additional subaccount will purchase shares in a mutual fund portfolio, other investment vehicle, or, in the case of the target account, in shares of common stock. PFL may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, PFL will notify you and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, PFL will reinvest the amounts in the subaccount that invests in the Endeavor Money Market Portfolio (or in a similar portfolio of money market instruments), in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, PFL may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the mutual fund account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other mutual fund accounts, and the target account may be (i) operated in any form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other mutual fund accounts. To the extent permitted by applicable law, PFL also may transfer the assets of the mutual fund account or the target account associated with the policies to another account or accounts.

EXCESS INTEREST ADJUSTMENT

Money that you withdraw from (or transfer out of) a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a withdrawal, if interest rates set by PFL have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial withdrawals and transfers from the guaranteed period option, plus interest at the policy's minimum guaranteed effective annual interest rate of 3%. This is referred to as the EIA floor.

The formula that will be used to determine the excess interest adjustment is:

                               S* (G - C)* (M/12)

S = Gross amount being withdrawn that is subject to the excess interest adjustment

G =  Guaranteed Interest Rate in effect for the policy

C = Current Guaranteed Interest Rate then being offered on new premiums for the next longer option period than "M". If this policy form or such an option period is no longer offered, "C" will be the U.S. Treasury rate for the next longer maturity (in whole years) than "M" on the 25th day of the previous calendar month, plus up to 2%.

M = Number of months remaining in the current option period, rounded up to the next higher whole number of months.

* =  multiplication

  =  exponentiation

                                   Example 1
                      (Surrender, rates increase by 3%):

Single Premium:              50,000
Guarantee Period:            5 Years
Guarantee Rate:              5.50% per annum
Surrender:                   Middle of Contract Year 3
Policy Value at middle of
 Contract Year 3             = 50,000* (1.055)  2.5 = 57,161.18
Penalty Free Amount at
 middle of Contract Year 3   = 57,161.18* .10 = 5,716.12
Amount Subject to EIA        = 57,161.18 - 5,716.12 = 51,445.06
EIA Floor                    = 50,000* (1.03)  2.5 = 53,834.80
Excess Interest Adjustment
 G = .055
 C = .085
 M =   30
Excess Interest Adjustment   = S* (G - C)* (M/12)
                             = 51,445.06* (.055 - .085)* (30/12)
                             = -3,858.38, but excess interest adjustment cannot
                               cause the adjusted policy value to fall below the EIA floor, so the adjustment is limited to 53,834.80 - 57,161.18
                             = -3,326.38
Adjusted Policy Value
 ("APV")                     = PV + EIA = 57,161.18 + (-3,326.38)
                             = 53,834.80
Surrender Charges            = (50,000 - 5,716.12)* .06
                             = 2,657.03

Net Surrender Value at
 middle of Contract
 Year 3                                    = 53,834.80 - 2,657.03
                                           = 51,177.77


                                   Example 2
                      (Surrender, rates decrease by 1%):

Single Premium:                            $ 50,000
Guarantee Period:                          5 Years
Guarantee Rate:                            5.50% per annum
Surrender:                                 Middle of Contract Year 3
Policy Value at middle of
Contract Year 3                            = 50,000* (1.055)  2.5 = 57,161.18
Penalty Free Amount at middle of Contract
 Year 3                                    = 57,161.18* .10 = 5,716.12
Amount Subject to EIA                      = 57,161.18 - 5,716.12 = 51,445.06
EIA Floor                                  = 50,000* (1.03)  2.5 = 53,834.80
Excess Interest Adjustment
 G = .055
 C = .045
 M =   30
Excess Interest Adjustment                 = S* (G - C)* (M/12)
                                           = 51,445.06* (.055 - .045)* (30/12)
                                           = 1,286.13
Adjusted Policy Value                      = 57,161.18 + 1,286.13 = 58,447.31
Surrender Charges                          = (50,000 - 5,716.12)* .06 = 2,657.03
Net Surrender Value at middle of Contract
 Year 3                                    = 58,447.31 - 2,657.03 = 55,790.28


On a partial withdrawal, PFL will pay the policyholder the full amount of withdrawal requested (as long as the policy value is sufficient). Amounts withdrawn will reduce the policy value by an amount equal to:

                                   R - E + SC

R     =     the requested partial withdrawal;

E     =     the excess interest adjustment; and

SC    =     the surrender charges on (EPW - E); where

EPW   =     the excess partial withdrawal amount.

                                   EXAMPLE 3
                  (Partial Withdrawal, rates increase by 1%):

Single Premium:                                        50,000
Guarantee Period:                                      5 Years
Guarantee Rate:                                        5.50% per annum
Partial Withdrawal:                                    $20,000; Middle of Contract Year 3
Policy Value at middle of Contract Year 3              = 50,000* (1.055)  2.5 = 57,161.18
Penalty Free Amount at middle of Contract
 Year 3                                                = 57,161.18* .10 = 5,716.12

Excess Interest/Surrender Charge (SC) Adjustment
 S   = 20,000 - 5,716.12 = 14,283.88
 G   = .055
 C   = .065
 M   = 30
 E   = 14,283.88* (.055 - .065)* (30/12) = - 357.10
 EPW = 20,000 - 5,716.12 = 14,283.88
 SC  = .06* (14,283.88 - (- 357.10) = 878.46

Remaining Policy Value at middle of
 Contract Year 3                                       = 57,161.18 - (R - E + SC)
                                                       = 57,161.18 - (20,000 - (- 357.10) + 878.46)
                                                       = 35,925.62

                                   EXAMPLE 4
                  (Partial Withdrawal, rates decrease by 1%):

Single Premium:                                        $50,000
Guarantee Period:                                      5 Years
Guarantee Rate:                                        5.50% per annum
Partial Withdrawal:                                    $20,000; Middle of Contract Year 3
Policy Value at middle of Contract Year 3              = 50,000* (1.055)  2.5 = 57,161.18
Penalty Free Amount at middle of Contract Year 3       = 57,161.18* .10 = 5,716.12
Excess Interest/Surrender Charge Adjustment
 S   = 20,000 - 5,716.12 = 14,283.88
 G   = .055
 C   = .045
 M   = 30
 E   = 14,283.88* (.055 - .045)* (30/12) = 357.10
 EPW = 20,000 - 5,716.12 = 14,283.88

 SC  = .06* (14,283.88 - 357.10) = 835.61
Remaining Policy Value at middle of
 Contract Year 3                                       = 57,161.18 - (R - E + SC)
                                                       = 57,161.18 - (20,000 - 357.10 + 835.61)
                                                       = 36,682.67

REALLOCATION OF POLICY VALUES AFTER THE ANNUITY COMMENCEMENT DATE

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a mutual fund subaccount or of a target series subaccount then credited to a policy into an equal value of annuity units of one or more other mutual fund subaccounts, target series subaccounts. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, PFL reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to PFL's administrative and service office. There is no charge assessed in connection with such reallocation. PFL reserves the right to limit the number of times a reallocation of annuity units may be made in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the mutual fund account.

ANNUITY PAYMENT OPTIONS
-----------------------

During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but written notice of any election or change of election must be received by PFL at its administrative and service office at least thirty (30) days prior to the annuity commencement date. If no election is made prior to the annuity commencement date, annuity payments will be made under (i) Payment Option 3, life income with level payments for 10 years certain, using the existing adjusted policy value of the fixed account, or (ii) under Payment Option 3, life income with variable payments for 10 years certain using the existing policy value of the mutual fund account, or (iii) in a combination of (i) and
(ii).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount PFL has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells PFL in writing and PFL agrees.

Variable Payment Options The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The tables are based on a 5% effective annual Assumed Investment Return and the "1983 Table a" (male, female, and unisex if required by law) mortality table improved to the year 2000 with projection Scale G. ("The 1983 Table a" mortality rates are adjusted based on improvements in mortality since 1983 to more appropriately reflect increased longevity. This is accomplished using a set of improvement factors referred to as projection scale G.) The dollar amount of additional variable annuity payments will vary based on the investment performance of the mutual fund subaccount(s) selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. The adjusted age is the annuitant's actual age nearest birthday, on the annuity commencement date, adjusted as follows:

        Annuity Commencement Date                      Adjusted Age
        -------------------------                      ------------
        Before 2001                                    Actual Age
        2001-2010                                      Actual Age minus 1
        2011-2020                                      Actual Age minus 2
        2021-2030                                      Actual Age minus 3
        2031-2040                                      Actual Age minus 4
        After 2040                                     As determined by PFL

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units that are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

DEATH BENEFIT
-------------

Adjusted Partial Withdrawal. The amount of your Guaranteed Minimum Death Benefit is reduced due to a partial withdrawal called the adjusted partial withdrawal. The reduction amount depends on the relationship between your Guaranteed Minimum Death Benefit and policy value. The adjusted partial withdrawal is (1) multiplied by (2), where:

     (1)  is the Gross Partial Withdrawals, where
          gross partial withdrawal = requested withdrawal - excess interest adjustment + surrender charges on (excess partial withdrawal - excess interest adjustment); and

     (2) is the adjustment factor = current death benefit prior to the withdrawal divided by the current policy value prior to the withdrawal.

The following examples describe the effect of a withdrawal on the Guaranteed Minimum Death Benefit and policy value.

-----------------------------------------------------------------------------------------------------------------
                                                    EXAMPLE 1
                                           (Assumed Facts for Example)
-----------------------------------------------------------------------------------------------------------------
$75,000        current Guaranteed Minimum Death Benefit (GMDB) before withdrawal
-----------------------------------------------------------------------------------------------------------------
$50,000        current policy value before withdrawal
-----------------------------------------------------------------------------------------------------------------
$75,000        current death benefit (larger of policy value and GMDB)
-----------------------------------------------------------------------------------------------------------------
6%             current surrender charge percentage
-----------------------------------------------------------------------------------------------------------------
$15,000        requested withdrawal
-----------------------------------------------------------------------------------------------------------------
$ 5,000        surrender charge-free amount (assumes 10% penalty free withdrawal is available)
-----------------------------------------------------------------------------------------------------------------
$10,000        excess partial withdrawal -EPW  (amount subject to surrender charge)
-----------------------------------------------------------------------------------------------------------------
$   100        excess interest adjustment
               (assumes interest rates have decreased since initial guarantee)
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
$   594        surrender charge on (EPW less EIA)= 0.06 * (10,000-100)
-----------------------------------------------------------------------------------------------------------------
$10,494        reduction in policy value due to excess partial withdrawal = 10,000 - 100 + 594
-----------------------------------------------------------------------------------------------------------------
$23,241        adjusted partial withdrawal = $5,000+ 10,494 * (75,000/50,000)
-----------------------------------------------------------------------------------------------------------------
$51,759        New GMDB  (after withdrawal) = 75,000- 23,241
-----------------------------------------------------------------------------------------------------------------
$34,506        New policy value (after withdrawal)=50,000-15,494
-----------------------------------------------------------------------------------------------------------------

Summary:
--------
Reduction in Guaranteed Minimum Death Benefit          = $23,241
Reduction in policy value                              = $15,494


Note, Guaranteed Minimum Death Benefit is reduced more than the policy value since the Guaranteed Minimum Death Benefit was greater than the policy value just prior to the withdrawal.


                                                    EXAMPLE 2
-----------------------------------------------------------------------------------------------------------------
                                           (Assumed Facts for Example)
-----------------------------------------------------------------------------------------------------------------
$50,000        current Guaranteed Minimum Death Benefit (GMDB) before withdrawal
-----------------------------------------------------------------------------------------------------------------
$75,000        current policy value before withdrawal
-----------------------------------------------------------------------------------------------------------------
$75,000        current death benefit (larger of policy value and GMDB)
-----------------------------------------------------------------------------------------------------------------
6%             current surrender charge percentage
-----------------------------------------------------------------------------------------------------------------
$15,000        requested withdrawal
-----------------------------------------------------------------------------------------------------------------
$ 7,500        surrender charge-free amount (assumes 10% penalty free withdrawal is available)
-----------------------------------------------------------------------------------------------------------------
$ 7,500        excess partial withdrawal -EPW  (amount subject to surrender charge)
-----------------------------------------------------------------------------------------------------------------
$  -100        excess interest adjustment
               (assumes interest rates have increased since initial guarantee)
-----------------------------------------------------------------------------------------------------------------
$   456        surrender charge on (EPW less EIA)=0.06*[(7500-(-100)]
-----------------------------------------------------------------------------------------------------------------
$ 8,056        reduction in policy value due to EPW= 7,500-(-100) + 456 = 7,500 + 100 + 456
-----------------------------------------------------------------------------------------------------------------
$15,556        adjusted partial withdrawal = (7,500 + 8,056) * (75,000/75,000)
-----------------------------------------------------------------------------------------------------------------
$34,444        New GMDB  (after withdrawal) = 50,000- 15,556
-----------------------------------------------------------------------------------------------------------------
$59,444        New policy value (after withdrawal) = 75,000 - 15,556
-----------------------------------------------------------------------------------------------------------------

Summary:
--------
Reduction in guaranteed minimum death benefit          = $15,556
Reduction in policy value                              = $15,556

Note, the guaranteed minimum death benefit and policy value are reduced by the same amount since the policy value was higher than the guaranteed minimum death benefit just prior to the withdrawal.

Due proof of death of the annuitant is proof that the annuitant that is the owner died prior to the commencement of annuity payments. Upon receipt of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as PFL has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

If the annuitant was the owner, and the beneficiary was not the annuitant's spouse, the death benefit must (1) be distributed within five years of the date of the deceased owner's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the beneficiary's lifetime or for a period certain (so long as any certain period does not exceed the beneficiary's life expectancy). Death Proceeds, which are not paid to or for the benefit of a natural person, must be distributed within five years of the date of the deceased owner's death. If the sole beneficiary is the deceased owner's surviving spouse, such spouse may elect to continue the policy as the new annuitant and owner instead of receiving the death benefit.

If the annuitant is not the owner, and the owner dies prior to the annuity commencement date, a successor owner may surrender the policy at any time for the amount of the adjusted policy value. If the successor owner is not the deceased owner's spouse, however, the adjusted policy value must be distributed:
(1) within five years after the date of the deceased owner's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the successor owner's lifetime or for a period certain (so long as any period certain does not exceed the successor owner's life expectancy).

Beneficiary. The beneficiary designation in the application will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to PFL. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by PFL. PFL will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally.

DEATH OF OWNER
--------------

Federal tax law requires that if any owner (including any joint owner or any successor owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See "Certain Federal Income Tax Consequences" for a detailed description of these rules. Other rules may apply to qualified policies.

ASSIGNMENT

During the lifetime of the annuitant you may assign any rights or benefits provided by the policy. An assignment will not be binding on PFL until a copy has been filed at its administrative and service office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. PFL assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with PFL, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.

Ownership under qualified policies is restricted to comply with the Code.
------------------------------------------------------------------------

EVIDENCE OF SURVIVAL

PFL reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until PFL receives such evidence.

NON-PARTICIPATING

The policy will not share in PFL's surplus earnings; no dividends will be paid.

AMENDMENTS

No change in the policy is valid unless made in writing by PFL and approved by one of PFL's officers. No registered representative has authority to change or waive any provision of the policy.

PFL reserves the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

EMPLOYEE AND AGENT PURCHASES
----------------------------

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their spouse or minor children, or by an officer, director, trustee or bona-fide full-time employee of PFL or its affiliated companies or their spouse or minor children. In such a case, PFL may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs PFL experiences on those purchases. The credit will be reported to the Internal Revenue Service as taxable income to the employee or registered representative. PFL may offer certain employer sponsored savings plans, in its discretion, reduced fees and charges including, but not limited to, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which PFL is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.


                    CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a POLICY, BASED ON THE CODE, AS AMENDED, PROPOSED AND FINAL TREASURY REGULATIONS THEREUNDER, JUDICIAL AUTHORITY, AND CURRENT ADMINISTRATIVE RULINGS AND PRACTICE. THIS SUMMARY DISCUSSES ONLY CERTAIN FEDERAL INCOME TAX CONSEQUENCES TO "UNITED STATES PERSONS," AND DOES NOT DISCUSS STATE, LOCAL, OR FOREIGN TAX CONSEQUENCES. UNITED STATES PERSONS MEANS CITIZENS OR RESIDENTS OF THE UNITED STATES, DOMESTIC CORPORATIONS, DOMESTIC PARTNERSHIPS AND TRUSTS OR ESTATES THAT ARE SUBJECT TO UNITED STATES FEDERAL INCOME TAX REGARDLESS OF THE SOURCE OF THEIR INCOME.

Tax Status of the Policy

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner's date of death or be used to purchase an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the "designated beneficiary" as defined in Section 72(s) of the Code. However, if upon such owner's death prior to the annuity commencement date, such owner's surviving spouse becomes the sole new owner under the policy, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the designated beneficiary of an owner/annuitant and the successor owner is the designated beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.


Withholding. The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. For certain qualified policies, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified policies, "eligible rollover distributions" from Section 401(a) plans and Section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

Qualified Policies. The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into our policy administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

PFL makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) the total premium payments for any calendar year may not exceed $2,000, except in the case of a rollover amount or contribution under Section 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; and
(vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value. Policies intended to qualify as a traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

Section 408 of the Code also indicates that no part of the funds for a traditional individual retirement account or annuity should be invested in a life insurance contract, but the regulations thereunder allow such funds to be invested in an annuity contract that provides a death benefit that equals the greater of the premiums paid or the cash value for the contract. The policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the policy under Section 408 of the Code. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the policy, comports with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $2,000. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made from assets which have been held in the account for 5 tax years and are made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000) or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are the same.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in an pension or profit sharing plan. Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political sub-divisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Non-natural Persons. Pursuant to Section 72(u) of the Code, an annuity contract held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the policy value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the premium payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. For these purposes, the policy value at year-end may have to be increased by any positive excess interest adjustment, which could result from a full surrender at such time. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and the owner should contact a competent tax adviser with respect to the potential tax consequences of an excess interest adjustment. Notwithstanding the preceding sentences in this paragraph, Section 72(u) of the Code does not apply to (i) a policy the nominal owner of which is not a natural person but the beneficial owner of which is a natural person, (ii) a policy acquired by the estate of a decedent by reason of such decedent's death, (iii) a qualified policy (other than one qualified under Section 457) or
(iv) a single-payment annuity the annuity commencement date for which is no later than one year from the date of the single premium payment; instead, such policies are taxed as described above under the heading "Taxation of Annuities."

TAXATION OF PFL

PFL at present is taxed as a life insurance company under part I of Subchapter L of the Code. The mutual fund account and the target account are treated as part of PFL and, accordingly, will not be taxed separately as "regulated investment companies" under Subchapter M of the Code. PFL does not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the mutual fund account or the target account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the mutual fund account or the target account for federal income taxes. If, in future years, any federal income taxes are incurred by PFL with respect to the mutual fund account or the target account, PFL may make a charge to that account.

                             INVESTMENT EXPERIENCE

A "net investment factor" is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

ACCUMULATION UNITS

Allocations of a premium payment directed to a mutual fund or target series subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the mutual fund or target series subaccount by the accumulation unit value of the mutual fund or target series subaccount as of the end of the valuation period during which the allocation is made. For each mutual fund or target series subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying funds less any applicable charges or fees.

Upon allocation to the selected mutual fund subaccount or target series subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the application is completed, whichever is later. The value of an accumulation unit was arbitrarily established at $1 (except the target series subaccounts, which was established at $10) at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for trading.

For the mutual fund account, an index (the "net investment factor") which measures the investment performance of a subaccount during a valuation period is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The net investment factor for any mutual fund subaccount or target series subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

  (a) is the net result of:

     (1) the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

     (2) the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

     (3) a per share credit or charge for any taxes determined by PFL to have resulted during the valuation period from the investment operations of the subaccount;

  (b) is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period.

  (c) is the charge for mortality and expense risk during the valuation period, equal on an annual basis to 1.25% (for both the 5% Annually Compounding Death Benefit and the Double Enhanced Death Benefit) and 1.10% (for the Return of Premium Death Benefit) of the daily net asset value of the subaccount, plus the 0.15% administrative charge plus the distribution financing charge of 0.15%. The distribution financing charge is assessed only during the first seven policy years and prior to the annuity commencement date.

 ILLUSTRATION OF MUTUAL FUND ACCOUNT AND TARGET ACCOUNT ACCUMULATION UNIT VALUE
                                  CALCULATIONS

       Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor = (A + B - C) - E
                        -----------
                             D

 Where:   A =  The net asset value of an underlying fund share
               as of the end of the current valuation period.
               Assume.............................................A = $11.57

          B =  The per share amount of any dividend or capital
               gains distribution since the end of the immediately
               preceding valuation period.
               Assume.............................................B = 0

          C =  The per share charge or credit for any taxes
               reserved for at the end of the current valuation
               period.
               Assume.............................................C = 0

          D =  The net asset value of an underlying fund share at
               the end of the immediately preceding valuation
               period.
               Assume.............................................D = $11.40

          E = The daily deduction for the mortality and expense risk fee, the administrative charge, and the distribution financing charge, which totals 1.55% on an annual basis for the first seven years and

          1.40% thereafter. On a daily basis, E equals .0000421409 for the first seven years and .0000380909 thereafter.

Then, the net investment factor = (11.57 + 0 - 0) - .0000421409 = Z = 1.0148701398
                                  ---------------
                                      (11.40)

for the first seven years, and (11.57 + 0 - 0) - 0000380909 = 1.0148741898 thereafter.
                               ---------------
                                    11.40


       FORMULA AND ILLUSTRATION FOR DETERMINING ACCUMULATION UNIT VALUE

Accumulation Unit Value = A * B


Where: A =  The accumulation unit value for the immediately preceding valuation period.
            Assume.....................................................................  = $ X

       B =  The net investment factor for the current valuation period.
            Assume.....................................................................  = Y

Then, the accumulation unit value = $ X * Y = $ Z

ANNUITY UNIT VALUE AND ANNUITY PAYMENT RATES

For both the mutual fund account and the target account, the amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed interest rate of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the assumed rate. The value of a variable annuity unit in each subaccount was established at $1.00 on the date operations began for that subaccount. For the mutual fund account, the value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

     (a) is the variable annuity unit value on the immediately preceding business day;

     (b) is the net investment factor for the valuation period; and

     (c) is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

For the target account, at the end of each valuation period, the annuity unit value is established by multiplying the value of an annuity unit determined at the end of the immediately preceding valuation period by a net investment factor for the current valuation period, and then multiplying that product by an investment result adjustment factor for the purpose of offsetting the effect of an assumed investment return of 5.0% per annum which is assumed in the annuity conversion rates for the contracts. The net investment factor for the target series subaccounts is very similar to the net investment factor for the mutual fund account, except that it is based upon the value of the assets in the subaccount, instead of the net asset value for a mutual fund share. The net investment factor includes a charge for mortality and expense risks, that is, the mortality and expense risk fee, and administrative charge.

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant.

              ILLUSTRATION OF CALCULATIONS FOR ANNUITY UNIT VALUE
                         and Variable Annuity Payments

          FORMULA AND ILLUSTRATION FOR DETERMINING ANNUITY UNIT VALUE

Annuity Unit Value = A * B * C

Where: A =  annuity unit value for the immediately preceding valuation period.
            Assume......................................................= $ X

       B = net investment factor for the valuation period for which the annuity unit value is being calculated.
            Assume......................................................= Y


       C = A factor to neutralize the assumed interest rate of 5% built into the annuity tables used.
            Assume......................................................= Z

Then, the annuity unit value is:
          $ X * Y * Z = $ Q

              FORMULA AND ILLUSTRATION FOR DETERMINING AMOUNT OF
                    FIRST MONTHLY VARIABLE ANNUITY PAYMENT

First monthly variable annuity payment =   A * B
                                          -------
                                          $1,000

Where: A =  The adjusted policy value as of the annuity commencement date.
            Assume.................................................. = $ X

       B = The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
            Assume.................................................. = $ Y

Then, the first monthly variable annuity payment = $ X * $ Y = $ Z
                                                   ---------
                                                     1,000

     FORMULA AND ILLUSTRATION FOR DETERMINING THE NUMBER OF ANNUITY UNITS
             REPRESENTED BY EACH MONTHLY VARIABLE ANNUITY PAYMENT

Number of annuity units =   A
                            -
                            B

Where: A =  The dollar amount of the first monthly variable annuity payment.
            Assume.................................................... = $ X

       B = The annuity unit value for the valuation date on which the first monthly payment is due.
            Assume.................................................... = $
            Y

Then, the number of annuity units   $ X = Z
                                    ---
                                    $ Y

              FAMILY INCOME PROTECTOR - HYPOTHETICAL ILLUSTRATION
              ---------------------------------------------------

The amounts shown below are hypothetical guaranteed minimum monthly payment amounts under the "family income protector" for a $100,000 premium when annuity payments do not begin until the rider anniversary indicated in the left-hand column. These figures assume that there were no subsequent premium payments, or withdrawals, that there were no premium taxes and that the $100,000 premium is subject to the family income protector. Six different annuity payment options are illustrated: a male annuitant, a female annuitant and a joint and survivor annuity, each on a Life Only and a Life with 10-Year Certain basis. These hypothetical illustrations assume that the annuitant is (or both annuitants are) 60 years old when the rider is issued, that the annual growth rate is 6.0% (once established an annual growth rate will not change during the life of the family income protector rider), and that there was no upgrade of the minimum annuitization value. The figures below, which are the amount of the first monthly payment, are based on an assumed investment return of 3%. Subsequent payments will never be less than the amount of the first payment (although subsequent payments are calculated using a 5% assumed investment return).

Illustrations of guaranteed minimum payments based on other assumptions will be provided upon request.

Life Only = Life Annuity with No Period Certain        Life 10 = Life Annuity
with 10 Years Certain

========================================================================================================
Rider Anniversary at     Male                     Female                        Joint & Survivor
--------------------     ----                     ------                        ----------------
Exercise Date
--------------------------------------------------------------------------------------------------------
                         Life Only      Life 10   Life Only       Life 10       Life Only       Life 10
--------------------------------------------------------------------------------------------------------
     10 (age 70)         $1,135         $1,067      $  976         $  949         $  854         $  852
--------------------------------------------------------------------------------------------------------
     15                   1,833          1,634       1,562          1,469          1,332          1,318
--------------------------------------------------------------------------------------------------------
     20 (age 80)          3,049          2,479       2,597          2,286          2,145          2,078
========================================================================================================


This hypothetical illustration should not be deemed representative of past or future performance of any underlying variable investment option.

Withdrawals will affect the minimum annuitization value as follows: Each policy year, withdrawals up to the limit of the total free amount (the minimum annuitization value on the last policy anniversary multiplied by the annual growth rate) reduce the minimum annuitization value on a dollar-for-dollar basis. Withdrawals over this free amount will reduce the minimum annuitization value on a pro rata basis by an amount equal to the minimum annuitization value immediately prior to the excess withdrawal multiplied by the percentage reduction in the policy value resulting from the excess withdrawal. The free amount will always be a relatively small fraction of the minimum annuitization value.

The amount of the first payment provided by the family income protector will be determined by multiplying each $1,000 of minimum annuitization value by the applicable annuity factor shown on Schedule I of the family income protector rider. The applicable annuity factor depends upon the annuitant's (and joint annuitant's, if any) sex (or without regard to gender if required by law), age, and the family income protector payment option selected and is based on a guaranteed interest rate of 3% and the "1983 Table a" mortality table improved to the year 2000 with projection Scale G. Subsequent payments will be calculated as described in the family income protector rider using a 5% assumed investment return. Subsequent payments may fluctuate annually in accordance with the investment performance of the annuity subaccounts. However, subsequent payments are guaranteed to never be less than the initial payment.

The stabilized payment on each subsequent policy anniversary after annuitization using the family income protector will equal the greater of the initial payment or the payment supportable by the annuity units in the selected subaccounts.
The supportable payment is equal to the number of variable annuity units in the selected subaccounts multiplied by the variable annuity unit values in those subaccounts on the date the payment is made. The variable annuity unit values used to calculate the supportable payment will assume a 5% assumed investment return. If the supportable payment at any payment date during a policy year is greater than the stabilized payment for that policy year, the excess will be used to purchase additional annuity units. Conversely, if the supportable payment at any payment date during a policy year is less than the stabilized payment for that policy year, there will be a reduction in the number of annuity units credited to the policy to fund the deficiency. In the case of a reduction, you will not participate as fully in the future investment performance of the subaccounts you selected since fewer annuity units are credited to your policy. Purchases and reductions will be allocated to each subaccount on a proportionate basis.

PFL bears the risk that it will need to make payments if all annuity units have been used in an attempt to maintain the stabilized payment at the initial payment level. In such an event, PFL will make all future payments equal to the initial payment. Once all the annuity units have been used, the amount of your payment will not increase or decrease and will not depend upon the performance of any subaccounts. To compensate PFL for this risk, a stabilized payment fee will be deducted.

                          HISTORICAL PERFORMANCE DATA

MONEY MARKET YIELDS

PFL may from time to time disclose the current annualized yield of the Endeavor Money Market Subaccount, which invests in the Endeavor Money Market Portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Endeavor Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the Endeavor Money Market Subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges; (ii) the mortality and expense risk fee, and (iii) the distribution financing charge. Current yield will be calculated according to the following formula:

                Current Yield = ((NCS - ES)/UV) * (365/7)

Where:
NCS = The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES  =  Per unit expenses of the subaccount for the 7-day period.

UV  =  The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the Endeavor Money Market Subaccount will be lower than the yield for the Endeavor Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes that may be applicable to a particular policy.

PFL may also disclose the effective yield of the Endeavor Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

              Effective Yield = (1 + ((NCS - ES)/UV))/365/7/ - 1

Where:
NCS = The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES  =  Per unit expenses of the subaccount for the 7-day period.

UV  =  The unit value on the first day of the 7-day period.

The yield on amounts held in the Endeavor Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Endeavor Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Endeavor Money Market Portfolio, the types and quality of portfolio securities held by the Endeavor Money Market Portfolio and its operating expenses. For the seven days ended December 31, 1998, the yield of the Endeavor Money Market Subaccount was 3.083%, and the effective yield was 3.130% for the 5% Annually Compounding Death Benefit and the Double Enhanced Death Benefit. For the seven days ended December 31, 1998, the yield of the Endeavor Money Market Subaccount was 3.236%, and the effective yield was 3.288% for the Return of Premium Death Benefit.

OTHER SUBACCOUNT YIELDS

PFL may from time to time advertise or disclose the current annualized yield of one or more of the mutual fund subaccounts and the target series subaccounts (except the Endeavor Money Market Subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by
(ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charges; (ii) the mortality and expense risk fee; and (iii) the distribution financing charge. The 30-day yield is calculated according to the following formula:

                Yield = 2 * ((((NI - ES)/(U - UV)) + 1)/6/ - 1)

Where:
NI = Net investment income of the subaccount for the 30-day period attributable to the subaccount's unit.

ES  =  Expenses of the subaccount for the 30-day period.

U   =  The average number of units outstanding.

UV = The unit value at the close (highest) of the last day in the 30-day period.

Because of the charges and deductions imposed by the mutual fund account, the yield for a mutual fund subaccount will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes that may be applicable to a particular policy.

The yield on amounts held in the mutual fund subaccounts and the target series subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The types and quality of its investments and its operating expenses affect a subaccount's actual yield.

TOTAL RETURNS

PFL may from time to time also advertise or disclose total returns for one or more of the mutual fund subaccounts or the target series subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which PFL calculates on each business day based on the performance of the mutual fund account's underlying portfolio, and the target series subaccount's common shares, and the deductions for the mortality and expense risk fee, the distribution financing charges, and the administrative charges. The total return for each target series subaccount will also reflect the manager's fee and other operating expenses. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

                              P (1 + T)/N/ = ERV

Where:
T    =    The average annual total return net of subaccount recurring charges.

ERV  =    The ending redeemable value of the hypothetical account at the end of the period.

P    =    A hypothetical initial payment of $1,000.

N    =    The number of years in the period.

OTHER PERFORMANCE DATA

PFL may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

PFL may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula.

                              CTR = (ERV / P) - 1

Where:
CTR  =    The cumulative total return net of subaccount recurring charges for the period.

ERV  =    The ending redeemable value of the hypothetical investment at the end of the period.

P    =    A hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data for the same period, as well as for the required period, is also disclosed.

ADJUSTED HISTORICAL PERFORMANCE DATA--THE MUTUAL FUND ACCOUNT

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular mutual fund subaccount commenced operations. Such performance information for the mutual fund subaccounts will be calculated based on the performance of the various portfolios and the assumption that the mutual fund subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

                              THE TARGET ACCOUNT

WHAT IS THE INVESTMENT STRATEGY?

The objective of each of the target series subaccounts is to provide an above-average total return through a combination of dividend income and capital appreciation. While the objectives of the target series subaccounts are the same, each target series subaccount follows a different investment strategy (set forth below) in order to achieve its stated objective.

Each target series subaccount will initially invest in equal amounts in the common stock described below for each target series subaccount (the "common shares") determined as of a specified business day (initial stock selection date). The Dow Target 10 Subaccount will invest in the common stock of the ten companies in the Dow Jones Industrial Average (DJIA) that have the highest dividend yield. The Dow Target 5 Subaccount will invest in the common stock of the five companies with the lowest per share stock price of the ten companies in The Dow Target 10 Subaccount. These stocks will be held for approximately one year.

At the initial stock selection date, a percentage relationship among the number of common shares in a target series subaccount will be established. When additional funds are deposited into the target series subaccount, additional common shares will be purchased in such numbers reflecting as nearly as practicable the percentage relationship of the number of common shares established at the initial purchase. Sales of common shares by the target series subaccount will likewise attempt to replicate the percentage relationship of common shares. The percentage relationship among the number of common shares in the target series subaccount should therefore remain stable. However, given the fact that the market price of such common shares will vary throughout the year, the value of the common shares of each of the companies as compared to the total assets of the target series subaccount will fluctuate during the year, above and below the proportion established on a stock selection date. On the last business day of the 12-month period following the preceding stock selection date (annual stock selection date), a new percentage relationship will be established among the number of common shares described above for each target series subaccount on such date. Common shares may be sold or new equity securities bought so that the target series subaccount is equally invested in the common stock of each company meeting the target series subaccount's investment criteria. Thus the target series subaccount may or may not hold equity securities of the same companies as the previous year. Any purchase or sale of additional common shares during the year will duplicate, as nearly as practicable, the percentage relationship among the number of common shares as of the annual stock selection date since the relationship among the value of the common shares on the date of any subsequent transactions may be different than the original relationship among their value.

The yield for each equity security listed on the DJIA is calculated by annualizing the last quarterly or semi-annual ordinary dividend declared and dividing the result by the market value of such equity security as of the close of business on the stock selection date.

The publishers of the DJIA are not affiliated with PFL, Endeavor, or First Trust Advisers L.P. and have not participated in the creation of the target series subaccounts or the selection of the equity securities included therein. Any changes in the components of any of the respective indices made after a stock selection date will not cause a change in the identity of the common shares included in a target series subaccount, including any additional common shares purchased thereafter, until the next annual stock selection date.

Investors should note that the above criteria were applied and will in the future be applied to the common shares selected for inclusion in the target series subaccounts as of the respective stock selection date. Additional common shares, which were originally selected through this process, may be purchased throughout the year, as investors may continue to invest in the target series subaccounts, even though the yields on these common shares may have changed subsequent to the previous stock selection date. These common shares may no longer be included in the index, or may not meet a target series subaccount's selection criteria at that time, and therefore, such common shares would no longer be chosen for inclusion in the target series subaccounts if the selection process were to be performed again at that time. The equity securities selected as common shares and the percentage relationship among the number of shares will not change for purchase or sales by a target series subaccount until the next annual stock selection date.

DETERMINATION OF UNIT VALUE; VALUATION OF SECURITIES

PFL determines the unit value of each target series subaccount each business day. This daily determination of unit value is made by dividing the total assets of a target series subaccount, less all of its liabilities, by the total number of units outstanding at the time the determination is made. This is made as of the close of regular trading on the New York Stock Exchange, currently 4:00 p.m. New York time, unless the Exchange closes earlier. Purchases and redemptions will be effected at the time of determination of unit value next following the receipt of any purchase or redemption order deemed to be in good order.

Equity securities are valued at the last sale price on the exchange on which they are primarily traded or at the ask price on the NASDAQ system for unlisted national market issues, or at the last quoted bid price for securities in which there were no sales during the day or for unlisted securities not reported on the NASDAQ system. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates fair value as determined by the Board of Managers. Futures and option contracts that are traded on commodities or securities exchanges are normally valued at the settlement price on the exchange on which they are traded. Securities (other than short-term obligations) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Board of Managers of the target series subaccounts.

THE BOARD OF MANAGERS

The members of the Board of Managers of the target account, and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Unless otherwise indicated, the address of each member is 2101 East Coast Highway, Suite 300, Corona del Mar, California 92625.

      NAME, AGE AND ADDRESS             HELD WITH REGISTRANT                     DURING PAST 5 YEARS
      ---------------------             --------------------                     -------------------
*Vincent J. McGuinness,            President, Chief Financial       From February, 1997 to December 1997,
 Jr. (34)                          Officer (Treasurer), and         Executive Vice-President, Chief of Operations
                                   Manager                          since March, 1997, Director, since December,
                                                                    1997, Chief Operating Officer since June,
                                                                    1998, Chief Financial Officer of Endeavor
                                                                    Group; from September, 1996 to June, 1997,
                                                                    and since June 1998, Chief Financial Officer,
                                                                    since May, 1996, Director, and from June,
                                                                    1997 to October 1998, Executive Vice
                                                                    President --Administration and since October
                                                                    1998,  President of Endeavor Management Co.;
                                                                    since August, 1996, Chief Financial Officer
                                                                    of VJM Corporation; from May, 1996 to January
                                                                    1997, Executive Vice President and Director
                                                                    of Sales, Western Division of Endeavor Group;
                                                                    since May, 1996, Chief Financial Officer of
                                                                    McGuinness & Associates; from July, 1993 to
                                                                    August, 1995 Rocky Mountain Regional
                                                                    Marketing Director for Endeavor Group;
                                                                    President, Chief Financial Officer, and
                                                                    Trustee of Endeavor Series Trust.

*Vincent J. McGuinness (64)        Manager                          Chairman, Chief Executive Officer and
                                                                    Director of McGuinness & Associates, Endeavor
                                                                    Group, VJM Corporation (oil and gas), until
                                                                    July, 1996 McGuinness Group (insurance
                                                                    marketing) and until January, 1994 Swift
                                                                    Energy Marketing Company and since September,
                                                                    1988 Endeavor Management Co.; President of
                                                                    VJM Corporation and until October 1998,
                                                                    Endeavor Management Co. and, since February,
                                                                    1996, McGuinness & Associates; Trustee,
                                                                    Endeavor Series Trust.

Timothy A. Devine (64)             Manager                          Vice President, Plant Control, Inc.
1424 Dolphin Terrace                                                (landscape contracting and maintenance);
Corona del Mar, California                                          Trustee, Endeavor Series Trust.
92625

Thomas J. Hawekotte (64)           Manager                          President, Thomas Hawekotte, P.C. (law
1200 Lake Shore Drive                                               practice); Trustee, Endeavor Series Trust.
Chicago, Illinois 60610

Steven L. Klosterman (47)          Manager                          Since July, 1995, President of Klosterman
5973 Avenida Encinas, #300                                          Capital Corporation (investment adviser);
Carlsbad, California 92008                                          Investment Counselor, Robert J. Metcalf &
                                                                    Associates, Inc. (investment adviser) from
                                                                    August, 1990 to June, 1995; Trustee, Endeavor
                                                                    Series Trust.

      NAME, AGE AND ADDRESS             HELD WITH REGISTRANT                     DURING PAST 5 YEARS
      ---------------------             --------------------                     -------------------
Halbert D. Lindquist (53)          Manager                         President, Lindquist, Stephenson & White
1650 E. Fort Lowell Road                                           (investment adviser) and since December, 1987
Suite 203                                                          Tucson Asset Management Inc. (commodity
Tucson, Arizona 85719-2324                                         trading advisor), and since November, 1987,
                                                                   Presidio Government Securities, Incorporated
                                                                   (broker-dealer); since January 1998, Chief
                                                                   Investment Officer, Blackstone Alternative
                                                                   Asset Management, Trustee, Endeavor Series
                                                                   Trust.

Keith H. Wood (63)                 Manager                         Since 1972, Chairman and Chief Executive
                                                                   Officer of Jamison, Eaton & Wood (investment
                                                                   adviser) and since 1978 to December 1997,
                                                                   President of Ivory & Sime International, Inc.
                                                                   (investment adviser); Trustee, Endeavor
                                                                   Series Trust.

Peter F. Muratore (67)             Manager                         From June, 1989 to March 1998, President of
Too Far                                                            OCC Distributors (broker/dealer), a
Posthouse Road                                                     subsidiary of Oppenheimer Capital.
Morristown, NJ  07960

*William. L. Busler (56)           Manager                         President, PFL Life Insurance Company;
4333 Edgewood Road N.E.                                            Trustee, Endeavor Series Trust.
Cedar Rapids, Iowa 52499-0001

Michael Pond (45)                  Executive Vice President -      Since November 1, 1998, Executive Vice
                                   Administration and              President - Administrator and Compliance of
                                   Compliance                      Endeavor Group and Endeavor Management Co.
                                                                   and Chief Investment Officer of Endeavor
                                                                   Management Co.  From November, 1991 to
                                                                   November, 1996, Chairman and President, the
                                                                   Preferred Group of Mutual Funds; from
                                                                   October, 1989 to November, 1996, President of
                                                                   Caterpillar Securities, Inc. and Caterpillar
                                                                   Investment Manager, Ltd.

Pamela A. Shelton (50)             Secretary                       Since October, 1993, Executive Secretary to
                                                                   Chairman of the Board and Chief Executive
                                                                   Officer of, and since April, 1996, Secretary
                                                                   of McGuinness & Associates, Endeavor Group,
                                                                   VJM Corporation, McGuinness Group (until
                                                                   July, 1996) and Endeavor Management Co.;
                                                                   Secretary, Endeavor Series Trust.

____________

*    An "interested person" of the target account as defined in the 1940
Act.
+    Vincent J. McGuinness, Jr. is the son of Vincent J. McGuinness.

The "rules and regulations" of the target account provide that the target account will indemnify its Board of Managers and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the target account, except if it is determined in the manner specified in the rules and regulations that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the target account or that such indemnification would relieve any officer or member of the Board of Managers of any liability to the target account or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. The target account, at its expense, provides liability insurance for the benefit of its Board of Managers and officers.

Compensation. For the period ending December 31, 1998, the following compensation was paid to members of the Board of Managers:

                                                            Aggregate                  Total Compensation
                                                          Compensation                From Account and Fund
NAME OF PERSON                                            From Account              Complex Paid to MANAGERS
------------------                                        -------------             --------------------------
Vincent J. McGuinness...............................             -0-                              -0-
Timothy A. Devine...................................         $700.00                       $13,075.00
Thomas J. Hawekotte.................................         $700.00                       $13,075.00
Steven L. Klosterman................................         $700.00                       $13,075.00
Halbert D. Lindquist................................         $350.00                       $ 8,225.00
R. Daniel Olmstead (retired as of 12/31/98).........         $700.00                       $13,075.00
Keith H. Wood.......................................         $700.00                       $13,075.00
Vincent J. McGuinness, Jr...........................             -0-                              -0-
William L. Busler...................................             -0-                              -0-
Peter F. Muratore                                            $700.00                       $ 6,700.00

THE INVESTMENT ADVISORY SERVICES

First Trust Advisors L.P. (the "adviser") is the target account's investment adviser. The adviser manages the assets of each target series subaccount, consistent with the investment objective and policies described herein and in the prospectus, pursuant to an investment advisory agreement (the "advisory agreement") with Endeavor Management Co., the target account's manager.

The adviser's address is 1001 Warrenville Road, Lisle, Illinois 60532. First Trust Advisers L.P. is a limited partnership with one limited partner, Grace Partners of Dupage L.P., and one general partner, Nike Securities Corporation. Grace Partners of Dupage L.P. is a limited partnership with one general partner, Nike Securities Corporation, and a number of limited partners. Nike Securities Corporation is an Illinois corporation controlled by Robert Donald Van Kampen.


Under the advisory agreement, the adviser provides each target series subaccount with discretionary investment services. Specifically, the adviser is responsible for supervising and directing the investments of each target series subaccount in accordance with each target series subaccount's investment objective, program, and restrictions as provided in the prospectus and this Statement of Additional Information. The adviser is also responsible for effecting all security transactions on behalf of each target series subaccount.

As compensation for its services, the adviser receives a fee of 0.35% of the average daily net assets of each target series subaccount, which is paid by the manager. Each target series subaccount's advisory agreement also provides that the adviser, its directors, officers, employees, and certain other persons performing specific functions for the target series subaccounts will only be liable to the target series subaccount for losses resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duty. The amount that Endeavor Management Co. paid to the adviser during 1998 was $19,594.

The adviser is also the portfolio supervisor of certain unit investment trusts sponsored by Nike Securities L.P. ("Nike Securities") which are substantially similar to the target series subaccounts in that they have the same investment objectives as the target series subaccounts but have a life of approximately one year. Nike Securities specializes in the underwriting, trading and distribution of unit investment trusts and other securities. Nike Securities, an Illinois limited partnership formed in 1991, acts as sponsor for successive series of The First Trust Combined Series, The First Trust Special Situations Trust, the First Trust Insured Corporate Trust, The First Trust of Insured Municipal Bonds and the First Trust GNMA. First Trust introduced the first insured unit investment trust in 1974 and to date more than $11 billion in First Trust unit investment trusts have been deposited.

THE MANAGER

The target account is managed by Endeavor Management Co. ("the manager") which, subject to the supervision and direction of the target account's Board of Managers, has overall responsibility for the general management and administration of the target account. Vincent J. McGuinness, a member of the Board of Managers of the target account, together with his family members and trusts for the benefit of his family members, own all of Endeavor Management Co.'s outstanding common stock. Mr. McGuinness is Chairman and Chief Executive Officer of Endeavor Management Co.

The manager is responsible for providing investment management to the target account and in the exercise of such responsibility selects an investment adviser for each of the target series subaccounts (the "adviser") and monitors the adviser's investment program and results, reviews brokerage matters, oversees compliance by the target account with various federal and state statutes, and carries out the directives of the Board of Managers. The manager is responsible for providing the target account with office space, office equipment, and personnel necessary to operate and administer the target account's business, and also supervises the provision of services by third parties such as the target account's custodian, transfer agent and administrator. Pursuant to an administration agreement, First Data Investor Services Group, Inc. assists the manager in the performance of its administrative responsibilities to the target account. For its administrative responsibilities, the target account pays First Data Investor Services Group a flat fee of $10,000 per annum per subaccount and any out-of-pocket fees of the expenses.

As compensation for its services, the manager receives a fee equal to 0.75% of the average daily net assets of each target series subaccount. The amount that the target account paid the manager during 1998 was $38,590.

OPERATING EXPENSES    .

In addition to the management fees, the target account pays all expenses not assumed by the manager, including, without limitation, expenses for legal, accounting and auditing services, interest, taxes, costs of printing and distributing reports to shareholders, proxy materials and prospectuses, charges of its custodian, transfer agent and dividend disbursing agent, registration fees, fees and expenses of the Board of Managers who are not affiliated persons of the manager or an adviser, insurance, brokerage costs, litigation, and other extraordinary or nonrecurring expenses. All general target account expenses are allocated among and charged to the assets of the target series subaccounts on a basis that the Board of Managers deems fair and equitable, which may be on the basis of relative net assets of each target series subaccount or the nature of the services performed and relative applicability to each target series subaccount. The manager has agreed to limit each target series subaccount's management fee and operating expenses during its first year of operations to an annual rate of 1.30% of the target series subaccount's average net assets. (This limit does not include other fees and deductions such as the mortality and expense risk fee, administrative charge, and distribution financing charge.)

TRANSFER AGENT AND CUSTODIAN

Boston Safe Deposit and Trust Company hold all cash and securities of each target series subaccount as custodian. First Data Investor Services Group, located at 4400 Computer Drive, Westborough, Massachusetts 01581, serves as transfer agent for the target account.

BROKERAGE ALLOCATION

The adviser invests all assets of the target series subaccounts in common stock and incurs brokerage costs in connection therewith.

Allocations of transactions by the target series subaccounts, including their frequency, to various dealers is determined by the adviser in its best judgment and in a manner deemed to be in the best interest of the investors in the target series subaccount rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Purchases and sales of securities may be principal transactions; that is, securities may be purchased directly from the issuer or from an underwriter or market maker for the securities. Any transactions for which the target series subaccounts pays a brokerage commission will be effected at the best price an execution available. Purchases from underwriters of securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and the asked price. Brokerage may be allocated based on the sale of policies by dealers or activities in support of sales of the policies. The target account has adopted a Brokerage Enhancement Plan, whereby all or a portion of certain brokerage commissions paid by the target series subaccounts may be allocated or credited to the distributor or other entities marketing the policies, to help finance sales activities.


The target account did not pay compensation to any affiliated broker of Endeavor Management Co. or First Trust Advisors L.P. during 1998.


Fundamental policies of the target series subaccounts may not be changed without the approval of the lesser of (1) 67% of the persons holding voting interests (generally owners) present at a meeting if the holders of more than 50% are present in person or by proxy or (2) more than 50% of the persons holding voting interests. Other restrictions, in the form of operating policies, are subject to change by the Board of Managers without the approval of persons holding a voting interest. Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, a target subaccount.

FUNDAMENTAL POLICIES

As a matter of fundamental policy, each target series subaccount may not:

  (1) Borrowing. Borrow money, except each target series subaccount may borrow in amounts not exceeding 30% of its total assets valued at market. Each target series subaccount will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely investment liquidations;

  (2) Loans. Make loans, although the target series subaccounts may purchase money market securities and enter into repurchase agreements; and they may lend their common shares.

  (3) Margin. Purchase securities on margin;

  (4) Mortgaging. Mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the target series subaccounts as security for indebtedness except as may be necessary in connection with permissible borrowings, in which event such mortgaging, pledging, or hypothecating may not exceed 30% of each
  target series subaccount's total assets, valued at market;

  (5) Real Estate. Purchase or sell real estate;

  (6) Senior Securities. Issue senior securities (except permitted borrowings);

  (7) Short Sales. Effect short sales of securities; or

  (8) Underwriting. Underwrite securities issued by other persons, except to the extent the target series subaccounts may be deemed to be underwriters within the meaning of the Securities Act of 1933 in connection with the purchase and sale of their portfolio securities in the ordinary course of pursuing their investment programs.

In addition, as a matter of fundamental policy, each target series subaccount may engage in futures and options transactions and hold warrants.

The investment objective of each target series subaccount is also a fundamental policy and may not be changed without the necessary approval described above.

OPERATING POLICIES

a matter of operating policy, each target series subaccount may not: management or control;

  (2) Illiquid Securities. Purchase a security if, as a result of such purchase, more than 15% of the value of each target series subaccount's net assets would be invested in illiquid securities or other securities that are not readily marketable.

  (3) Oil and Gas Programs. Purchase participations or other direct interests or enter into leases with respect to, oil, gas, other mineral exploration or development program.

OPTIONS AND FUTURES STRATEGIES.

A subaccount may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which the adviser plans to purchase through the writing and purchase of options and the purchase or sale of future contracts and related options. Expenses and losses incurred as a result of such hedging strategies will reduce a subaccount's current return.

The ability of a subaccount to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore no assurance can be given that a subaccount will be able to utilize these instruments effectively for the purposes stated below.

Writing Covered Options on Securities. A subaccount may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as the adviser determines is appropriate in seeking to attain the subaccount's investment objective. Call options written by a subaccount give the holder the right to buy the underlying security from the subaccount at a stated exercise price; put options give the holder the right to sell the underlying security to the subaccount at a stated price.

A subaccount may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options. A put option would be considered "covered" if the subaccount owns an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. A call option is covered if the subaccount owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period. A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the subaccount owns or has the right to acquire. In the case of a call written for cross-hedging purposes or a put option, the subaccount will maintain in a segregated account at the subaccount's custodian bank cash or short-term U.S. government securities with a value equal to or greater than the subaccount's obligation under the option. A subaccount may also write combinations of covered puts and covered calls on the same underlying security.

A subaccount will receive a premium from writing an option, which increases the subaccount's return in the event the option expires unexercised or is terminated at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security. By writing a call option, a subaccount will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a subaccount will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds the market price plus the amount of the premium received.

A subaccount may terminate an option, which it has written prior to its expiration, by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The subaccount will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the subaccount.


Purchasing Put and Call Options on Securities. A subaccount may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This protection is provided during the life of the put option since the subaccount, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security's market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, any profit which the subaccount might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.

A subaccount may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the subaccount, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this matter, any profit which the subaccount might have realized had it brought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.

No subaccount intends to purchase put or call options if, as a result of any such transaction, the aggregate cost of options held by the subaccount at the time of such transaction would exceed 5% of its total assets.

Limitations. A subaccount will not purchase or sell futures contracts or options on futures contracts for non-hedging purposes if, as a result, the sum of the initial margin deposits on its existing futures contracts and related options positions and premiums paid for options on futures contracts would exceed 5% of the net assets of the subaccount unless the transaction meets certain "bona fide hedging" criteria.

Risks of Options and Futures Strategies. The effective use of options and futures strategies depends, among other things, on a subaccount's ability to terminate options and futures positions at times when the adviser deems it desirable to do so. Although a subaccount will not enter into an option or futures position unless the adviser believes that a liquid market exists for such option or future, there can be no assurance that a subaccount will be able to effect closing transactions at any particular time or at an acceptable price. The adviser generally expects that options and futures transactions for the subaccounts will be conducted on recognized exchanges. In certain instances, however, a subaccount may purchase and sell options in the over-the-counter market. The staff of the Securities and Exchange Commission considers over-the-counter options to be illiquid. A subaccount's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the subaccount.

The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of the securities that are the subject of the hedge. The successful use of these strategies also depends on the ability of the subaccounts' adviser to forecast correctly interest rate movements and general stock market price movements. The risk increases as the composition of the securities held by the subaccount diverges from the composition of the relevant option or futures contract.

SECURITIES LENDING

Each target series subaccount may also lend common shares to broker-dealers and financial institutions to realize additional income. As an operating policy, the target series subaccounts will not lend common shares or other assets, if as a result, more than 33% of each subaccount's total assets would be lent to other parties. Under applicable regulatory requirements (which are subject to change), the following conditions apply to securities loans: (a) the loan must be continuously secured by liquid assets maintained on a current basis in an amount at least equal to the market value of the securities loaned; (b) each target series subaccount must receive any dividends or interest paid by the issuer on such securities; (c) each target series subaccount must have the right to call the loan and obtain the securities loaned at any time upon notice of not more than five business days, including the right to call the loan to permit voting of the securities; and (d) each target series subaccount must receive either interest from the investment of collateral or a fixed fee from the borrower.

Securities loaned by a target series subaccount remain subject to fluctuations in market value. A target series subaccount may pay reasonable finders, custodian and administrative fees in connection with a loan. Securities lending, as with other extensions of credit, involves the risk that the borrower may default. Although securities loans will be fully collateralized at all times, a target series subaccount may experience delays in, or be prevented from, recovering the collateral. During the period that the target series subaccount seeks to enforce its rights against the borrower, the collateral and the securities loaned remain subject to fluctuations in market value. The target series subaccount do not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if it were considered important with respect to the investment. A target series subaccount may also incur expenses in enforcing its rights. If a target series subaccount has sold a loaned security, it may not be able to settle the sale of the security and may incur potential liability to the buyer of the security on loan for its costs to cover the purchase.

TAX LIMITATION.

Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under
Section 817(h) (Treas. Reg.(S)1.817-5) apply a diversification requirement to each of the target series subaccounts. To qualify as "adequately diversified," each subaccount may have:

     . No more than 55% of the value of its total assets represented by any one investment;
     . No more than 70% of the value of its total assets represented by any Two investment;
     . No more than 80% of the value of its total assets represented by any three investments; and
     . No more than 90% of the value of its total assets represented by any four investments.


The target account, through the target series subaccounts, intends to comply with the section 817(h) diversification requirements. AUSA Life has entered into an agreement with the manager, who in turn, has entered into a contract with the adviser, that requires the target series subaccounts be operated in compliance with Treasury regulations. Therefore, each target series subaccount may deviate from its strategy to the extent necessary to comply with these requirements.

                               PUBLISHED RATINGS

PFL may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Duff & Phelps Credit Rating Co. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of PFL. The ratings should not be considered as bearing on the investment performance of assets held in the mutual fund account or the target account or of the safety or riskiness of an investment in the mutual fund account or the target account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of PFL as measured by Standard & Poor's Insurance Ratings Services, Moody's Investors Service or Duff & Phelps Credit Rating Co. may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. Claims-paying ability ratings do not refer to an insurer's ability to meet non-policy obligations (i.e., debt/commercial paper).

                            STATE REGULATION OF PFL

PFL is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of PFL for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine PFL's contract liabilities and reserves so that the Division may determine the items are correct. PFL's books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, PFL is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                                 ADMINISTRATION

PFL performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

                              RECORDS AND REPORTS

All records and accounts relating to the mutual fund account and the target account will be maintained by PFL. As presently required by the Investment Company Act of 1940, as amended, and regulations promulgated thereunder, PFL will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.

                          DISTRIBUTION OF THE POLICIES

The policies are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the policies is continuous and PFL does not anticipate discontinuing the offering of the policies. However, PFL reserves the right to discontinue the offering of the policies.

AFSG Securities Corporation, an affiliate of PFL, is the principal underwriter of the policies and may enter into agreements with broker-dealers for the distribution of the policies. Prior to April 30, 1998, AEGON USA Securities, Inc. (also an affiliate of PFL) was the principal underwriter. During 1998, 1997, and 1996, the amount paid to AEGON USA Securities, Inc. and/or the broker-dealers for their services was $8,891,105.79, $29,678,498, and $19,668,001, respectively. During 1998 the amount paid to AFSG Securities Corporation was $13,075,039.78.

The target account has adopted a distribution plan in accordance with Rule 12b-1 under the 1940 Act for the distribution financing charge (the "distribution plan"). The distribution plan has been approved by a majority of the disinterested members of the Board of Managers of the target account. The distribution plan is designed to partially compensate PFL for the cost of distributing the policies. Charges under the distribution plan will be used to support marketing efforts, training of representatives and reimbursement of expenses incurred by broker/dealers who sell the policies, and will be based on a percentage of the daily net assets of the target account. The distribution plan may be terminated at any time by a vote of a majority of the disinterested members of the target account's Board of Managers, or by a vote of the majority of its outstanding shares.

                                 VOTING RIGHTS

The Mutual Fund Account

To the extent required by law, PFL will vote the underlying funds' shares held by the mutual fund account at regular and special shareholder meetings of the underlying funds in accordance with instructions received from persons having voting interests in the portfolios, although the underlying funds do not hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result PFL determines that it is permitted to vote the underlying funds' shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund for determining shareholders eligible to vote at the meeting of the underlying fund. PFL will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund. Portfolio shares as to which no timely instructions are received and shares held by PFL in which you, or other persons entitled to vote, have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

THE TARGET ACCOUNT

The target account is the legal owner of the common stock held in the subaccounts and as such has the right to vote upon any matter that may be voted by shareholders. However, you or persons receiving income payments may vote on certain aspects of the governance of the subaccounts. Matters on which persons holding voting interests may vote include the following: (1) approval of any change in the investment advisory agreement corresponding to a subaccount; (2) any change in the fundamental investment policies of a subaccount; or (3) any other matter requiring a vote of persons holding voting interests in the subaccount. With respect to approval of the investment advisory agreements or any change in a fundamental investment policy, owners participating in that subaccount will vote separately on the matter pursuant to the requirements of Rule 18f-2 under the 1940 Act.

Before the annuity commencement date, you hold the voting interest in the selected subaccounts. The number of votes that you have will be calculated separately for each subaccount. The number of votes that you have for a subaccount will be determined by dividing your policy value in the subaccount into the total assets of the subaccount and multiplying this by the total number of votes.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount into the total assets of the subaccount and multiplying this by the total number of votes.

PFL does not intend to hold annual or other periodic meetings of owners. PFL will solicit proxies by sending you or other persons entitled to vote written requests for proxies prior to the vote. Where timely proxies are not received, the voting interests will be voted in proportion to the proxies that are received with respect to all policies participating in the same subaccount.

PFL may, if required by state insurance officials, disregard proxies which would require voting to cause a change in the subclassification or investment objectives or policies of one or more of the subaccounts, or to approve or disapprove an investment adviser or principal underwriter for one or more of the subaccounts. In addition, PFL may disregard proxies that would require changes in the investment objectives or policies of any subaccount or in an investment adviser or principal underwriter, if PFL reasonably disapproves those changes in accordance with applicable federal regulations. If PFL disregards proxies, it will advise those persons who may give proxies of that action and its reasons for the action in the next semiannual report.

                                 OTHER PRODUCTS

PFL makes other variable annuity policies available that may also be funded through the mutual fund account and/or the target account. These variable annuity policies may have different features, such as different investment options or charges.

                               CUSTODY OF ASSETS

The assets of each of the mutual fund subaccounts and the target series subaccounts are held by PFL. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from PFL's general account assets. PFL maintains records of all purchases and redemptions of shares of the underlying funds held by each of the mutual fund subaccounts, and of all purchases and sales of common stock held by each of the target series subaccounts. Additional protection for the assets of the mutual fund account and the target account is afforded by PFL's fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of PFL.

                                 LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C has provided legal advice relating to certain matters under the federal securities laws applicable to the issue and sale of the policies to PFL.

                              INDEPENDENT AUDITORS

The Financial Statements of PFL as of December 31, 1998 and 1997, and for each of the three years in the period ended December 31, 1998, and the Financial Statements of certain subaccounts of PFL Endeavor VA Separate Account (which comprises The Endeavor ML Variable Annuity) at December 31, 1998 and for each of the two years in the period then ended, included in this Statement of Additional Information have been audited by Ernst & Young LLP, Independent Auditors, 801 Grand Avenue, Suite 3400, Des Moines, Iowa 50309.

The Financial Statements of the target account at December 31, 1998, and for the period then ended included in this Statement of Additional Information have been audited by Ernst & Young LLP.

                               OTHER INFORMATION

A registration statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the prospectus or this Statement of Additional Information. Statements contained in the Prospectus and this Statement of Additional Information concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                              FINANCIAL STATEMENTS

The values of your interest in the mutual fund account or the target account will be affected solely by the investment results of the selected subaccount(s). Financial Statements of The PFL Endeavor Variable Annuity Account (which comprises a portion of the PFL Endeavor VA Separate Account) and the Financial Statements of The PFL Endeavor Target Account are contained herein. The financial statements of PFL, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of PFL to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the mutual fund account or the target account.

                     FINANCIAL STATEMENTS--STATUTORY BASIS

                           PFL LIFE INSURANCE COMPANY

                  Years ended December 31, 1998, 1997 and 1996
                      with Report of Independent Auditors

                           PFL LIFE INSURANCE COMPANY

                     FINANCIAL STATEMENTS--STATUTORY BASIS

                  Years ended December 31, 1998, 1997 and 1996

                                    Contents

Report of Independent Auditors..............................................   1
Audited Financial Statements
  Balance Sheets--Statutory Basis...........................................   2
  Statements of Operations--Statutory Basis.................................   3
  Statements of Changes in Capital and Surplus--Statutory Basis.............   4
  Statements of Cash Flows--Statutory Basis.................................   5
  Notes to Financial Statements--Statutory Basis............................   6
Statutory-Basis Financial Statement Schedules
  Summary of Investments--Other Than Investments in Related Parties.........  24
  Supplementary Insurance Information.......................................  25
  Reinsurance...............................................................  26

                [LETTERHEAD OF ERNST & YOUNG LLP APPEARS HERE]

                        Report of Independent Auditors

The Board of Directors
PFL Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of PFL Life Insurance Company as of December 31, 1998 and 1997, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1998. Our audits also included the accompanying statutory-basis financial statement schedules required by Article 7 of Regulation S-X. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matters described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of PFL Life Insurance Company at December 31, 1998 and 1997, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1998.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of PFL Life Insurance Company at December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998 in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

                                          /s/ Ernst & Young LLP

Des Moines, Iowa
February 19, 1999

                           PFL LIFE INSURANCE COMPANY

                        BALANCE SHEETS--STATUTORY BASIS
                (Dollars in thousands, except per share amounts)

                                                                  December 31
                                                             ---------------------
                                                                1998       1997
                                                             ---------- ----------
                      ADMITTED ASSETS
                      ---------------
Cash and invested assets:
 Cash and short-term investments............................ $   83,289 $   23,939
 Bonds......................................................  4,822,442  4,913,144
 Stocks:
   Preferred................................................     14,754      2,750
   Common (cost: 1998--$34,731; 1997--$33,058)..............     49,448     42,345
   Affiliated entities (cost: 1998--$8,060; 1997--$10,798)..      5,613      8,031
 Mortgage loans on real estate..............................  1,012,433    935,207
 Real estate, at cost less accumulated depreciation ($9,500
  in 1998; $8,655 in 1997):
   Home office properties...................................      8,056      8,283
   Properties acquired in satisfaction of debt..............     11,778     11,814
   Investment properties....................................     44,325     36,416
 Policy loans...............................................     60,058     57,136
 Other invested assets......................................     76,482     29,864
                                                             ---------- ----------
     Total cash and invested assets.........................  6,188,678  6,068,929
Premiums deferred and uncollected...........................     15,318     16,101
Accrued investment income...................................     65,308     69,662
Receivable from affiliate...................................        643        --
Federal income taxes recoverable............................        639        --
Transfers from separate accounts............................     70,866     60,193
Other assets................................................     29,511     37,624
Separate account assets.....................................  3,348,611  2,517,365
                                                             ---------- ----------
     Total admitted assets.................................. $9,719,574 $8,769,874
                                                             ========== ==========
            LIABILITIES AND CAPITAL AND SURPLUS
            -----------------------------------
Liabilities:
 Aggregate reserves for policies and contracts:
   Life..................................................... $1,357,175 $  884,018
   Annuity..................................................  3,925,293  4,204,125
   Accident and health......................................    205,736    169,328
 Policy and contract claim reserves:
   Life.....................................................      9,101      8,635
   Accident and health......................................     48,906     57,713
 Other policyholders' funds.................................    162,266    143,831
 Remittances and items not allocated........................     19,690    153,745
 Asset valuation reserve....................................     91,588     69,825
 Interest maintenance reserve...............................     50,575     30,287
 Federal income taxes payable...............................        --       1,889
 Short-term notes payable to affiliates.....................      9,421     16,400
 Other liabilities..........................................     76,766     75,070
 Payable for securities.....................................     57,645        --
 Payable to affiliates......................................        --      13,240
 Separate account liabilities...............................  3,342,884  2,512,406
                                                             ---------- ----------
     Total liabilities......................................  9,357,046  8,340,512
Commitments and contingencies
Capital and surplus:
 Common stock, $10 par value, 500 shares authorized, 266
  issued and outstanding....................................      2,660      2,660
 Paid-in surplus............................................    154,282    154,282
 Unassigned surplus.........................................    205,586    272,420
                                                             ---------- ----------
     Total capital and surplus..............................    362,528    429,362
                                                             ---------- ----------
     Total liabilities and capital and surplus.............. $9,719,574 $8,769,874
                                                             ========== ==========

                            See accompanying notes.

                           PFL LIFE INSURANCE COMPANY

                   STATEMENTS OF OPERATIONS--STATUTORY BASIS
                             (Dollars in thousands)

                                                 Year Ended December 31
                                            ----------------------------------
                                               1998        1997        1996
                                            ----------  ----------  ----------
Revenues:
  Premiums and other considerations, net
   of reinsurance:
    Life..................................  $  516,111  $  202,435  $  204,872
    Annuity...............................     667,920     657,695     725,966
    Accident and health...................     178,593     207,982     227,862
  Net investment income...................     446,984     446,424     428,337
  Amortization of interest maintenance re-
   serve..................................       8,656       3,645       2,434
  Commissions and expense allowances on
   reinsurance ceded......................      32,781      49,859      73,931
                                            ----------  ----------  ----------
                                             1,851,045   1,568,040   1,663,402
Benefits and expenses:
  Benefits paid or provided for:
    Life and accident and health bene-
     fits.................................     135,184     146,583     147,024
    Surrender benefits....................     732,796     658,071     512,810
    Other benefits........................     152,209     126,495     101,288
  Increase (decrease) in aggregate
   reserves for policies and contracts:
    Life..................................     473,158     149,575     140,126
    Annuity...............................    (278,665)   (203,139)    188,002
    Accident and health...................      36,407      30,059      26,790
    Other.................................      17,550      16,998      19,969
                                            ----------  ----------  ----------
                                             1,268,639     924,642   1,136,009
Insurance expenses:
  Commissions.............................     136,569     157,300     177,466
  General insurance expenses..............      48,018      57,571      57,282
  Taxes, licenses and fees................      19,166       8,715      13,889
  Net transfers to separate accounts......     265,702     297,480     171,785
  Other expenses..........................       1,016         119         526
                                            ----------  ----------  ----------
                                               470,471     521,185     420,948
                                            ----------  ----------  ----------
                                             1,739,110   1,445,827   1,556,957
                                            ----------  ----------  ----------
Gain from operations before federal income
 tax expense and net realized capital
 gains (losses) on investments............     111,935     122,213     106,445
Federal income tax expense................      49,835      43,381      41,177
                                            ----------  ----------  ----------
Gain from operations before net realized
 capital gains (losses) on investments....      62,100      78,832      65,268
Net realized capital gains (losses) on
 investments (net of related federal
 income taxes and amounts transferred to
 interest maintenance reserve)............       3,398       7,159      (3,503)
                                            ----------  ----------  ----------
Net income................................  $   65,498  $   85,991  $   61,765
                                            ==========  ==========  ==========

                            See accompanying notes.

                           PFL LIFE INSURANCE COMPANY

         STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS--STATUTORY BASIS
                             (Dollars in thousands)

                                                                        Total
                                                                       Capital
                                          Common Paid-in  Unassigned     and
                                          Stock  Surplus   Surplus     Surplus
                                          ------ -------- ----------  ---------
Balance at January 1, 1996............... $2,660 $154,129 $ 220,739   $ 377,528
  Net income.............................    --       --     61,765      61,765
  Change in net unrealized capital
   gains.................................    --       --      2,351       2,351
  Change in non-admitted assets..........    --       --       (148)       (148)
  Change in asset valuation reserve......    --       --    (10,930)    (10,930)
  Dividend to stockholder................    --       --    (20,000)    (20,000)
  Prior period adjustment................    --       --      5,025       5,025
  Surplus effect of sales of divisions...    --       --       (384)       (384)
  Surplus effect of ceding commissions
   associated with the sale of a
   division..............................    --       --         29          29
  Amendment of reinsurance agreement.....    --       --        421         421
  Change in liability for reinsurance in
   unauthorized companies................    --       --      2,690       2,690
                                          ------ -------- ---------   ---------
Balance at December 31, 1996.............  2,660  154,129   261,558     418,347
  Capital contribution...................    --       153       --          153
  Net income.............................    --       --     85,991      85,991
  Change in net unrealized capital
   gains.................................    --       --      3,592       3,592
  Change in non-admitted assets..........    --       --       (481)       (481)
  Change in asset valuation reserve......    --       --    (14,974)    (14,974)
  Dividend to stockholder................    --       --    (62,000)    (62,000)
  Surplus effect of sale of a division...    --       --       (161)       (161)
  Surplus effect of ceding commissions
   associated with the sale of a
   division..............................    --       --          5           5
  Amendment of reinsurance agreement.....    --       --        389         389
  Surplus effect of reinsurance
   agreement.............................    --       --        402         402
  Change in liability for reinsurance in
   unauthorized companies................    --       --     (1,901)     (1,901)
                                          ------ -------- ---------   ---------
Balance at December 31, 1997.............  2,660  154,282   272,420     429,362
  Net income.............................    --       --     65,498      65,498
  Change in net unrealized capital
   gains.................................    --       --      4,504       4,504
  Change in non-admitted assets..........    --       --       (260)       (260)
  Change in asset valuation reserve......    --       --    (21,763)    (21,763)
  Dividend to stockholder................    --       --   (120,000)   (120,000)
  Increase in liability for reinsurance
   in unauthorized companies.............    --       --      2,036       2,036
  Tax benefit on stock options
   exercised.............................    --       --      2,476       2,476
  Change in surplus in separate
   accounts..............................    --       --        675         675
                                          ------ -------- ---------   ---------
Balance at December 31, 1998............. $2,660 $154,282 $ 205,586   $ 362,528
                                          ====== ======== =========   =========

                            See accompanying notes.

                           PFL LIFE INSURANCE COMPANY

                   STATEMENTS OF CASH FLOWS--STATUTORY BASIS
                             (Dollars in thousands)

                                               Year Ended December 31
                                         -------------------------------------
                                            1998         1997         1996
                                         -----------  -----------  -----------
Operating Activities
Premiums and other considerations, net
 of reinsurance......................... $ 1,396,428  $ 1,119,936  $ 1,240,748
Net investment income...................     469,246      452,091      431,456
Life and accident and health claims.....    (138,249)    (154,383)    (147,556)
Surrender benefits and other fund
 withdrawals............................    (732,796)    (658,071)    (512,810)
Other benefits to policyholders.........    (152,167)    (126,462)    (101,254)
Commissions, other expenses and other
 taxes..................................    (197,135)    (225,042)    (248,321)
Net transfers to separate accounts......    (276,375)    (319,146)    (210,312)
Federal income taxes....................     (72,176)     (47,909)     (35,551)
Cash paid in conjunction with an
 amendment of a reinsurance agreement...         --        (4,826)      (5,812)
Cash received in connection with a
 reinsurance agreement..................         --         1,477          --
Other, net..............................     (93,095)      89,693      (41,677)
Net cash provided by operating
 activities.............................     203,681      127,358      368,911
Investing Activities
Proceeds from investments sold, matured
 or repaid:
  Bonds and preferred stocks............   3,347,174    3,284,095    2,112,831
  Common stocks.........................      34,564       34,004       27,214
  Mortgage loans on real estate.........     192,210      138,162       74,351
  Real estate...........................       5,624        6,897       18,077
  Cash received from ceding commissions
   associated with the sale of a
   division.............................         --             8           45
  Other.................................       7,210       57,683       22,568
                                         -----------  -----------  -----------
                                           3,586,782    3,520,849    2,255,086
Cost of investments acquired:
  Bonds and preferred stocks............  (3,251,822)  (3,411,442)  (2,270,105)
  Common stocks.........................     (36,379)     (37,339)     (29,799)
  Mortgage loans on real estate.........    (257,039)    (159,577)    (324,381)
  Real estate...........................     (11,458)      (2,013)        (222)
  Policy loans..........................      (2,922)      (2,922)      (1,539)
  Cash paid in association with the sale
   of a division........................         --          (591)        (662)
  Other.................................     (44,514)     (15,674)      (6,404)
                                         -----------  -----------  -----------
                                          (3,604,134)  (3,629,558)  (2,633,112)
                                         -----------  -----------  -----------
Net cash used in investing activities...     (17,352)    (108,709)    (378,026)
Financing Activities
Issuance (repayment) of short-term
 intercompany notes payable............. $    (6,979) $    16,400  $       --
Capital contribution....................         --           153          --
Dividends to stockholder................    (120,000)     (62,000)     (20,000)
                                         -----------  -----------  -----------
Net cash used in financing activities...    (126,979)     (45,447)     (20,000)
                                         -----------  -----------  -----------
Increase (decrease) in cash and short-
 term investments.......................      59,350      (26,798)     (29,115)
Cash and short-term investments at
 beginning of year......................      23,939       50,737       79,852
                                         -----------  -----------  -----------
Cash and short-term investments at end
 of year................................ $    83,289  $    23,939  $    50,737
                                         ===========  ===========  ===========

                            See accompanying notes.

                          PFL LIFE INSURANCE COMPANY

                NOTES TO FINANCIAL STATEMENTS--STATUTORY BASIS

                            (Dollars in thousands)
                               December 31, 1998

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

  PFL Life Insurance Company ("the Company") is a stock life insurance company and is a wholly-owned subsidiary of First AUSA Life Insurance Company ("First AUSA"), which, in turn, is a wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"). AEGON is an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

  In connection with the sale of certain affiliated business units, the Company has assumed various blocks of business from these former affiliates through mergers. In addition, the Company has canceled or entered into several coinsurance and reinsurance agreements with affiliates and non-affiliates. The following is a description of those transactions:

 . During 1996, the Company sold its North Richland Hills, Texas health administrative operations known as The Insurance Center. The transaction resulted in the transfer of substantially all employees and office facilities to United Insurance Companies, Inc. ("UICI"). All inforce business will continue to be shared by UICI and the Company and its affiliates through the existing coinsurance agreements. After a short transition period, all new business produced by United Group Association, an independent insurance agency, will be written by the insurance subsidiaries of UICI and will not be shared with the Company and its affiliates through coinsurance arrangements. As a result of the sale, during 1996 the Company transferred $123 in assets, substantially all of which was cash, and $70 of liabilities. The difference between the assets and liabilities of $(53) plus a tax credit of $19 was charged directly to unassigned surplus. During 1997, the Company transferred $591 in assets, substantially all of which was cash and $343 of liabilities. The difference between the assets and liabilities of $(248) net of a tax credit of $87 was charged directly to unassigned surplus.

 . On January 1, 1994, the Company entered into an agreement with a non-affiliate reinsurer to annually increase reinsurance ceded (primarily group health business) by 2 1/2% through 1997. As a result, during 1996, the Company transferred $5,991 in assets, including $5,812 of cash and short-term investments and liabilities of $6,146. The difference between the assets and liabilities of $155, plus a tax credit of $266 was credited directly to unassigned surplus. During 1997, the Company transferred $5,045 in assets, including $4,826 of cash and short-term investments, and liabilities of $5,164. The difference between the assets and liabilities of $119 plus a tax credit of $270 was credited directly to unassigned surplus.

 . During 1993, the Company sold the Oakbrook Division (primarily group health business). The initial transfer of risk occurred through an indemnity reinsurance agreement. The policies will then be assumed by the reinsurer by novation as state regulatory and policyholder approvals are received. During 1996, the Company paid $539 in association with this sale; the payment, net of a tax credit of $189, was charged directly to unassigned surplus. In addition, the Company received from the third party administrator a ceding commission of one percent of the premiums collected between January 1, 1994 and December 31, 1996. As a result of the sale, in 1996, the Company received $45 for ceding commissions; the commissions net of the related tax effect of $(16) were charged directly to unassigned surplus. Also, during 1996, the Company paid $539 in association with this sale; this payment, net of a tax credit of $189, was charged directly to unassigned surplus. In 1997,

                          PFL LIFE INSURANCE COMPANY
   the Company received $8 for ceding commissions; the commissions net of the related tax effect of $3 were credited directly to unassigned surplus.

 . During 1997, the Company entered into a reinsurance agreement with a non-affiliate. As a result of the agreement, the Company received $1,480 of assets, including $1,477 of cash and short-term securities, and $861 of liabilities. The difference between the assets and liabilities of $619, net of a tax effect of $217 was credited directly to unassigned surplus.

Nature of Business

  The Company sells individual non-participating whole life, endowment and term contracts, as well as a broad line of single fixed and flexible premium annuity products. In addition, the Company offers group life, universal life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia. Sales of the Company's products are primarily through the Company's agents and financial institutions.

Basis of Presentation

  The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

  Significant estimates and assumptions are utilized in the calculation of aggregate policy reserves, policy and contract claim reserves, guaranty fund assessment accruals and valuation allowances on investments. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the financial statements.

  The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa ("Insurance Department"), which practices differ in some respects from generally accepted accounting principles. The more significant of these differences are as follows: (a) bonds are generally reported at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications; (b) acquisition costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the policies; (c) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions; (d) policy reserves on certain investment products use discounting methodologies based on statutory interest rates rather than full account values; (e) reinsurance amounts are netted against the corresponding asset or liability rather than shown as gross amounts on the balance sheet;
(f) deferred income taxes are not provided for the difference between the financial statement and income tax bases of assets and liabilities; (g) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statement of operations when the sale is completed; (h) potential declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability), changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (i) certain assets designated as "non-admitted assets" have been charged to surplus rather than being reported as assets; (j) revenues for universal life and investment products

                          PFL LIFE INSURANCE COMPANY
consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; (k) pension expense is recorded as amounts are paid; (l) adjustments to federal income taxes of prior years are charged or credited directly to unassigned surplus, rather than reported as a component of expense in the statement of operations; (m) gains or losses on dispositions of business are charged or credited directly to unassigned surplus rather than being reported in the statement of operations; and (n) a liability is established for "unauthorized reinsurers" and changes in this liability are charged or credited directly to unassigned surplus. The effects of these variances have not been determined by the Company but are presumed to be material.

  In 1998, the National Association of Insurance Commissioners ("NAIC") adopted codified statutory accounting principles ("Codification"). Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the State of Iowa must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Insurance Department. At this time, it is unclear whether the State of Iowa will adopt Codification. However, based on current guidance, management believes that the impact of Codification will not be material to the Company's statutory-basis financial statements.

Cash and Cash Equivalents

  For purposes of the statements of cash flows, the Company considers all highly liquid investments with remaining maturity of one year or less when purchased to be cash equivalents.

Investments

  Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of unaffiliated and affiliated companies, which includes shares of mutual funds and real estate investment trusts, are carried at market value. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and are recorded at equity in underlying net assets. Other "admitted assets" are valued, principally at cost, as required or permitted by Iowa Insurance Laws.

  Net realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve ("AVR") is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under

                          PFL LIFE INSURANCE COMPANY
a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve ("IMR"), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

  Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 1998, 1997 and 1996, the Company excluded investment income due and accrued of $102, $177 and $1,541, respectively, with respect to such practices.

  The Company uses interest rate swaps and caps as part of its overall interest rate risk management strategy for certain life insurance and annuity products. The Company entered into several interest rate swap contracts to modify the interest rate characteristics of the underlying liabilities. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

  The Company has entered into an interest rate cap agreement to hedge the exposure of changing interest rates. The cash flows from the interest rate cap will help offset losses that might occur from changes in interest rates. The cost of such agreement is included in interest expense ratably during the life of the agreement. Income received as a result of the cap agreement will be recognized in investment income as earned. Unamortized cost of the agreements is included in other invested assets.

Aggregate Policy Reserves

  Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

  The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

  Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.50 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

  Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

                          PFL LIFE INSURANCE COMPANY

Policy and Contract Claim Reserves

  Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Separate Accounts

  Assets held in trust for purchases of variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the policyholders and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The separate accounts do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholders. The Company received variable contract premiums of $345,319, $281,095 and $227,864 in 1998, 1997 and 1996, respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the market value of the underlying assets less the current surrender charge.

Stock Option Plan

  AEGON N.V. sponsors a stock option plan for eligible employees of the Company. Under this plan, certain employees have indicated a preference to immediately sell shares received as a result of their exercise of the stock options; in these situations, AEGON N.V. has settled such options in cash rather than issuing stock to these employees. These cash settlements are paid by the Company, and AEGON N.V. subsequently reimburses the Company for such payments. Under statutory accounting principles, the Company does not record any expense related to this plan, as the expense is recognized by AEGON N.V. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to surplus.

Reclassifications

  Certain reclassifications have been made to the 1997 and 1996 financial statements to conform to the 1998 presentation.

2. FAIR VALUES OF FINANCIAL INSTRUMENTS

  Statement of Financial Accounting Standard ("SFAS") No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. SFAS No. 119, Disclosures about Derivative Financial Instruments and Fair Value of Financial Instruments, requires additional disclosure about derivatives. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. SFAS No. 107 and No. 119 exclude certain financial instruments and all nonfinancial instruments from their disclosure requirements and allow companies to forego the

                          PFL LIFE INSURANCE COMPANY
disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

  The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

    Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

    Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities, including affiliated mutual funds and real estate investment trusts, are based on quoted market prices.

    Mortgage loans and policy loans: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying value.

    Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

    Interest rate cap and interest rate swaps: Estimated fair value of the interest rate cap is based upon the latest quoted market price. Estimated fair value of interest rate swaps are based upon the pricing differential for similar swap agreements.

  Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

                           PFL LIFE INSURANCE COMPANY

  The following sets forth a comparison of the fair values and carrying values of the Company's financial instruments subject to the provisions of SFAS No. 107 and No. 119:

                                                    December 31
                                    -------------------------------------------
                                            1998                  1997
                                    --------------------- ---------------------
                                     Carrying              Carrying
                                      Value    Fair Value   Value    Fair Value
                                    ---------- ---------- ---------- ----------
Admitted Assets
Cash and short-term investments.... $   83,289 $   83,289 $   23,939 $   23,939
Bonds..............................  4,822,442  4,900,516  4,913,144  5,046,527
Preferred stocks...................     14,754     14,738      2,750      8,029
Common stocks......................     49,448     49,448     42,345     42,345
Affiliated common stock............      5,613      5,613      8,031      8,031
Mortgage loans on real estate......  1,012,433  1,089,315    935,207    983,720
Policy loans.......................     60,058     60,058     57,136     57,136
Interest rate cap..................      4,445        725      5,618      1,513
Interest rate swaps................      1,916      6,667        --       2,546
Separate account assets............  3,348,611  3,348,611  2,517,365  2,517,365

Liabilities
Investment contract liabilities....  4,084,683  4,017,509  4,345,181  4,283,461
Separate account liabilities.......  3,271,005  3,213,251  2,452,205  2,452,205

3. INVESTMENTS

  The carrying value and estimated fair value of investments in debt securities were as follows:

                                                 Gross      Gross
                                     Carrying  Unrealized Unrealized Estimated
                                      Value      Gains      Losses   Fair Value
                                    ---------- ---------- ---------- ----------
December 31, 1998
Bonds:
  United States Government and
   agencies........................ $  150,085  $  2,841   $   321   $  152,605
  State, municipal and other
   government......................     62,948       918     1,651       62,215
  Public utilities.................    139,732     5,053     2,555      142,230
  Industrial and miscellaneous.....  2,068,086    78,141    34,493    2,111,734
  Mortgage and other asset-backed
   securities......................  2,401,591    45,185    15,044    2,431,732
                                    ----------  --------   -------   ----------
                                     4,822,442   132,138    54,064    4,900,516
Preferred stocks...................     14,754        75        91       14,738
                                    ----------  --------   -------   ----------
                                    $4,837,196  $132,213   $54,155   $4,915,254
                                    ==========  ========   =======   ==========

                          PFL LIFE INSURANCE COMPANY

                                                 Gross      Gross
                                     Carrying  Unrealized Unrealized Estimated
                                      Value      Gains      Losses   Fair Value
                                    ---------- ---------- ---------- ----------
December 31, 1997
Bonds:
  United States Government and
   agencies........................ $  188,241  $  2,562   $    21   $  190,782
  State, municipal and other
   government......................     61,532     2,584     1,774       62,342
  Public utilities.................    121,582     5,384     2,952      124,014
  Industrial and miscellaneous.....  1,955,587    85,233     7,752    2,033,068
  Mortgage and other asset-backed
   securities......................  2,586,202    55,382     5,263    2,636,321
                                    ----------  --------   -------   ----------
                                     4,913,144   151,145    17,762    5,046,527
Preferred stocks...................      2,750     5,279       --         8,029
                                    ----------  --------   -------   ----------
                                    $4,915,894  $156,424   $17,762   $5,054,556
                                    ==========  ========   =======   ==========

  The carrying value and estimated fair value of bonds at December 31, 1998, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                           Carrying  Estimated
                                                            Value    Fair Value
                                                          ---------- ----------
   Due in one year or less............................... $  151,747 $  148,410
   Due after one year through five years.................  1,211,064  1,232,329
   Due after five years through ten years................    753,543    761,787
   Due after ten years...................................    304,497    326,258
                                                          ---------- ----------
                                                           2,420,851  2,468,784
   Mortgage and other asset-backed securities............  2,401,591  2,431,732
                                                          ---------- ----------
                                                          $4,822,442 $4,900,516
                                                          ========== ==========

  A detail of net investment income is presented below:

                                                       Year Ended December 31
                                                     --------------------------
                                                       1998     1997     1996
                                                     -------- -------- --------
Interest on bonds and notes......................... $374,478 $373,496 $364,356
Dividends on equity investments.....................    1,357    1,460    1,436
Interest on mortgage loans..........................   77,960   80,266   69,418
Rental income on real estate........................    6,553    7,501    9,526
Interest on policy loans............................    4,080    3,400    3,273
Other investment income.............................    2,576      613    1,799
                                                     -------- -------- --------
Gross investment income.............................  467,004  466,736  449,808
Investment expenses.................................   20,020   20,312   21,471
                                                     -------- -------- --------
Net investment income............................... $446,984 $446,424 $428,337
                                                     ======== ======== ========

                          PFL LIFE INSURANCE COMPANY

  Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                                  Year Ended December 31
                                             ----------------------------------
                                                1998        1997        1996
                                             ----------  ----------  ----------
Proceeds.................................... $3,347,174  $3,284,095  $2,112,831
                                             ==========  ==========  ==========
Gross realized gains........................ $   48,760  $   30,094  $   19,876
Gross realized losses.......................     (8,072)    (17,265)    (19,634)
                                             ----------  ----------  ----------
Net realized gains.......................... $   40,688  $   12,829  $      242
                                             ==========  ==========  ==========

  At December 31, 1998, investments with an aggregate carrying value of $5,935,160 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

  Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

                                                           Realized
                                                   ---------------------------
                                                    Year Ended December 31
                                                   ---------------------------
                                                     1998      1997     1996
                                                   --------  --------  -------
Debt securities................................... $ 40,688  $ 12,829  $   242
Short-term investments............................    1,533       (19)    (197)
Equity securities.................................     (879)    6,972    1,798
Mortgage loans on real estate.....................   12,637     2,252   (5,530)
Real estate.......................................    3,176     4,252    1,210
Other invested assets.............................   (2,523)    1,632       12
                                                   --------  --------  -------
                                                     54,632    27,918   (2,465)
Tax effect........................................  (22,290)  (10,572)  (1,235)
Transfer to interest maintenance reserve..........  (28,944)  (10,187)     197
                                                   --------  --------  -------
Net realized gains (losses)....................... $  3,398  $  7,159  $(3,503)
                                                   ========  ========  =======

                                                     Change in Unrealized
                                                  ---------------------------
                                                    Year Ended December 31
                                                  ---------------------------
                                                    1998     1997     1996
                                                  --------  ------- ---------
Debt securities.................................. $(60,604) $40,289 $(115,867)
Equity securities................................    5,750    5,653     2,929
                                                  --------  ------- ---------
Change in unrealized appreciation
 (depreciation).................................. $(54,854) $45,942 $(112,938)
                                                  ========  ======= =========

  Gross unrealized gains and gross unrealized losses on equity securities were as follows:

                                                            December 31
                                                      -------------------------
                                                       1998     1997     1996
                                                      -------  -------  -------
Unrealized gains..................................... $15,980  $10,356  $ 9,590
Unrealized losses....................................  (3,710)  (3,836)  (8,723)
                                                      -------  -------  -------
Net unrealized gains................................. $12,270  $ 6,520  $   867
                                                      =======  =======  =======

                          PFL LIFE INSURANCE COMPANY

  During 1998, the Company issued mortgage loans with interest rates ranging from 5.88% to 7.86%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 90% for commercial loans and 95% for residential loans. Mortgage loans with a carrying value of $245 were non-income producing for the previous twelve months. Accrued interest of $89 related to these mortgage loans was excluded from investment income. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

  At December 31, 1998 and 1997, the Company held a mortgage loan loss reserve in the asset valuation reserve of $16,104 and $11,985, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

                            Geographic Distribution

                                                  December 31
                                                  -------------
                                                  1998    1997
                                                  -----   -----
       South Atlantic............................    32%     29%
       E. North Central..........................    16      12
       Pacific...................................    15      15
       Mountain..................................    10      10
       Middle Atlantic...........................    10       7
       W. South Central..........................     6       9
       W. North Central..........................     5       6
       E. South Central..........................     3       8
       New England...............................     3       4

                          Property Type Distribution

                                                  December 31
                                                  -------------
                                                  1998    1997
                                                  -----   -----
       Retail....................................    35%     35%
       Office....................................    30      31
       Industrial................................    21       6
       Apartment.................................    12      14
       Other.....................................     2      14

  At December 31, 1998, the Company had no investments (excluding U.S. Government guaranteed or insured issues) which individually represented more than ten percent of capital and surplus and the asset valuation reserve.

  The Company utilizes a variety of off-balance sheet financial instruments as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. These instruments include interest rate exchange agreements (swaps and caps), options, and commitments to extend credit and all involve elements of credit and market risks in excess of the amounts recognized in the accompanying financial statements at a given point in time. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

  The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the

                          PFL LIFE INSURANCE COMPANY
counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in an accounting loss and replacement cost risk (i.e., the cost to replace the contract at current market rates should the counterparty default prior to settlement date). Credit loss exposure resulting from nonperformance by a counterparty for commitments to extend credit is represented by the contractual amounts of the instruments.

  At December 31, 1998 and 1997, the Company's outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

                                                                Notional Amount
                                                               -----------------
                                                                 1998     1997
                                                               -------- --------
Derivative securities:
  Interest rate swaps:
    Receive fixed--pay floating............................... $100,000 $100,000
    Receive floating (uncapped)--pay floating (capped)........   53,011   67,229
    Receive floating (LIBOR)--pay floating (S&P)..............   60,000      --
  Interest rate cap agreements................................  500,000  500,000

4. REINSURANCE

  The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

  Reinsurance assumption and cession treaties are transacted primarily with affiliates. Premiums earned reflect the following reinsurance assumed and ceded amounts:

                                                1998        1997        1996
                                             ----------  ----------  ----------
Direct premiums............................. $1,533,822  $1,312,446  $1,457,450
Reinsurance assumed.........................      2,366       2,038       1,796
Reinsurance ceded...........................   (173,564)   (246,372)   (300,546)
                                             ----------  ----------  ----------
Net premiums earned......................... $1,362,624  $1,068,112  $1,158,700
                                             ==========  ==========  ==========

  The Company received reinsurance recoveries in the amount of $173,297, $183,638 and $168,155 during 1998, 1997 and 1996, respectively. At December 31, 1998 and 1997, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $47,956 and $60,437, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 1998 and 1997 of $2,163,905 and $2,434,130, respectively.

  At December 31, 1998, amounts recoverable from unauthorized reinsurers of $55,379 (1997--$73,080) and reserve credits for reinsurance ceded of $49,835 (1997--$78,838) were associated with a single reinsurer and its affiliates. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $106,226 at December 31, 1998 that can be drawn on for amounts that remain unpaid for more than 120 days.

                          PFL LIFE INSURANCE COMPANY

5. INCOME TAXES

  For federal income tax purposes, the Company joins in a consolidated tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

  Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains (losses) on investments for the following reasons:

                                                      Year Ended December 31
                                                      -------------------------
                                                       1998     1997     1996
                                                      -------  -------  -------
Computed tax at federal statutory rate (35%)......... $39,177  $42,775  $37,256
Tax reserve adjustment...............................     607    2,004    2,211
Excess tax depreciation..............................    (223)    (392)    (384)
Deferred acquisition costs--tax basis................  11,827    4,308    5,583
Prior year under (over) accrual......................   1,750   (1,016)    (499)
Dividend received deduction..........................  (1,053)    (941)    (454)
Charitable contribution..............................     --      (848)     --
Other items--net.....................................  (2,250)  (2,509)  (2,536)
                                                      -------  -------  -------
Federal income tax expense........................... $49,835  $43,381  $41,177
                                                      =======  =======  =======

  Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($20,387 at December 31, 1998). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $7,135.

  The Company's federal income tax returns have been examined and closing agreements have been executed with the Internal Revenue Service through 1987. During 1996, there was a $5,025 prior period adjustment to the tax accrual. This included a $2,100 writeoff of an intangible asset for tax purposes, and a federal income tax refund of $1,829 for tax years 1984 through 1986 and related interest of $1,686, net of a tax effect of $590. An examination is underway for years 1993 through 1995.

6. POLICY AND CONTRACT ATTRIBUTES

  A portion of the Company's policy reserves and other policyholders' funds (including separate account liabilities) relates to liabilities established on a variety of the Company's products that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon

                           PFL LIFE INSURANCE COMPANY
the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

                                                       December 31
                                          -------------------------------------
                                                 1998               1997
                                          ------------------ ------------------
                                                     Percent            Percent
                                                       of                 of
                                            Amount    Total    Amount    Total
                                          ---------- ------- ---------- -------
Subject to discretionary withdrawal with
 market value adjustment................. $   82,048     1%  $    8,912     0%
Subject to discretionary withdrawal at
 book value less surrender charge........    515,778     5      755,300     8
Subject to discretionary withdrawal at
 market value............................  3,211,896    34    2,454,845    27
Subject to discretionary withdrawal at
 book value (minimal or no charges or
 adjustments)............................  5,519,265    58    5,821,049    63
Not subject to discretionary withdrawal
 provision...............................    228,030     2      203,522     2
                                          ----------   ---   ----------   ---
                                           9,557,017   100%   9,243,628   100%
Less reinsurance ceded...................  2,124,769          2,372,495
                                          ----------         ----------
Total policy reserves on annuities and
 deposit fund liabilities................ $7,432,248         $6,871,134
                                          ==========         ==========

  A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                        1998     1997     1996
                                                      -------- -------- --------
Transfers as reported in the summary of operations
 of the separate accounts statement:
  Transfers to separate accounts....................  $345,319 $281,095 $227,864
  Transfers from separate accounts..................    79,808    9,819   75,172
                                                      -------- -------- --------
Net transfers to separate accounts..................   265,511  271,276  152,692
Reconciling adjustments--charges for investment
 management, administration fees and contract
 guarantees.........................................       191   26,204   19,093
                                                      -------- -------- --------
Transfers as reported in the summary of operations
 of the life, accident and health annual statement..  $265,702 $297,480 $171,785
                                                      ======== ======== ========

                          PFL LIFE INSURANCE COMPANY

  Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 1998 and 1997, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

                                                       Gross   Loading    Net
                                                      -------  -------  -------
December 31, 1998
Life and annuity:
  Ordinary direct first year business................ $ 3,346  $2,500   $   846
  Ordinary direct renewal business...................  21,435   6,365    15,070
  Group life direct business.........................   1,171     536       635
  Reinsurance ceded..................................  (1,367)    (44)   (1,323)
                                                      -------  ------   -------
                                                       24,585   9,357    15,228

Accident and health:
  Direct.............................................     108     --        108
  Reinsurance ceded..................................     (18)    --        (18)
                                                      -------  ------   -------
Total accident and health............................      90     --         90
                                                      -------  ------   -------
                                                      $24,675  $9,357   $15,318
                                                      =======  ======   =======

December 31, 1997
Life and annuity:
  Ordinary direct first year business................ $ 2,316  $1,698   $   618
  Ordinary direct renewal business...................  22,724   6,834    15,890
  Group life direct business.........................   1,523     646       877
  Reinsurance ceded..................................  (1,464)    (81)   (1,383)
                                                      -------  ------   -------
                                                       25,099   9,097    16,002

Accident and health:
  Direct.............................................     148     --        148
  Reinsurance ceded..................................     (49)    --        (49)
                                                      -------  ------   -------
Total accident and health............................      99     --         99
                                                      -------  ------   -------
                                                      $25,198  $9,097   $16,101
                                                      =======  ======   =======

  At December 31, 1998 and 1997, the Company had insurance in force aggregating $44,233 and $69,271, respectively, in which the gross premiums are less than the net premiums required by the standard valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $998 and $1,128 to cover these deficiencies at December 31, 1998 and 1997, respectively.

7. DIVIDEND RESTRICTIONS

  The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its parent company. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory capital and surplus as of the preceding December 31, or (b) statutory gain from operations for the preceding year. Subject to

                          PFL LIFE INSURANCE COMPANY
the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 1999, without the prior approval of insurance regulatory authorities, is $62,100.

  The Company paid dividends to its parent of $120,000, $62,000 and $20,000 in 1998, 1997 and 1996, respectively.

8. RETIREMENT AND COMPENSATION PLANS

  The Company's employees participate in a qualified benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the FASB No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. Pension expense aggregated $380, $422 and $1,056 for the years ended December 31, 1998, 1997 and 1996, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

  The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements, are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $233, $226 and $297 for the years ended December 31, 1998, 1997 and 1996, respectively.

  AEGON sponsors supplemental retirement plans to provide the Company's senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee's compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

  In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $62, $62 and $184 for the years ended December 31, 1998, 1997 and 1996, respectively.

9. RELATED PARTY TRANSACTIONS

  The Company shares certain offices, employees and general expenses with affiliated companies.

  The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 1998, 1997 and 1996, the Company paid $18,706, $18,705 and $17,028, respectively, for these services, which approximates their costs to the affiliates.

                          PFL LIFE INSURANCE COMPANY

  Payables to affiliates bear interest at the thirty-day commercial paper rate of 4.95% at December 31, 1998. During 1998, 1997 and 1996, the Company paid net interest of $1,491, $1,188 and $174, respectively, to affiliates.

  During 1997, the Company received a capital contribution of $153 in cash from its parent.

  At December 31, 1998 and 1997, the Company has short-term notes payable to an affiliate of $9,421 and $16,400, respectively. Interest on these notes accrues at rates ranging from 5.13% to 5.52% at December 31, 1998 and at 5.60% at December 31, 1997.

  During 1998, the Company issued life insurance policies to certain affiliated companies, covering the lives of certain employees of those affiliates. Premiums of $174,000 related to these policies were recognized during the year, and aggregate reserves for policies and contracts are $181,720 at December 31, 1998.

10. COMMITMENTS AND CONTINGENCIES

  The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.

  The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $17,901 and $17,700 and an offsetting premium tax benefit of $7,631 and $7,984 at December 31, 1998 and 1997, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (benefit) was $1,985, $(975) and $2,617 for December 31, 1998, 1997 and 1996,
respectively.

11. YEAR 2000 (UNAUDITED)

  The term Year 2000 issue generally refers to the improper processing of dates and incorrect date calculations that might occur in computer software and hardware and embedded systems as the Year 2000 is approached. The use of computer programs that rely on two-digit date fields to perform computations and decision-making functions may cause systems to malfunction when processing information involving dates after 1999. For example, any computer software that has date-sensitive coding might recognize a code of 00 as the year 1900 rather than the year 2000.

  The Company has developed a Year 2000 Project Plan (the "Plan") to address the Year 2000 issue as it affects the Company's internal IT ("Information Technology") and non-IT systems, and to assess Year 2000 issues relating to third parties with whom the Company has critical relationships.

  The Plan for addressing internal systems generally includes an assessment of internal IT and non-IT systems and equipment affected by the Year 2000 issue; definition of strategies to address affected

                          PFL LIFE INSURANCE COMPANY
systems and equipment; remediation of identified systems and equipment; internal testing and certification that each internal system is Year 2000 compliant; and a review of existing and revised business resumption and contingency plans to address potential Year 2000 issues. The Company has remediated and tested substantially all of its mission-critical internal IT systems as of December 31, 1998. The Company continues to remediate and test certain non-critical internal IT systems, internal non-IT systems and will continue with a revalidation testing program throughout 1999.

  The Company's Year 2000 issues are more complex because a number of its systems interface with other systems not under the Company's control. The Company's most significant interfaces and uses of third-party vendor systems are in the bank, financial services and trust areas. The Company utilizes various banks to handle numerous types of financial and sales transactions. Several of these banks also provide trustee and custodial services for the Company's investment holdings and transactions. These services are critical to a financial services company such as the Company as its business centers around cash receipts and disbursements to policyholders and the investment of policyholder funds. The Company has received written confirmation from its vendor banks regarding their status on Year 2000. The banks indicate their dedication to resolving any Year 2000 issues related to their systems and services prior to December 31, 1999. The Company anticipates that a considerable effort will be necessary to ensure that its corrected or new systems can properly interface with those business partners with whom it transmits and receives data and other information (external systems). The Company has undertaken specific testing regimes with these third-party business partners and expects to continue working with its business partners on any interfacing of systems. However, the timing of external system compliance cannot currently be predicted with accuracy because the implementation of Year 2000 readiness will vary from one company to another.

  The Company does have some exposure to date-sensitive embedded technology such as micro-controllers, but the Company views this exposure as minimal. Unlike other industries that may be equipment intensive, like manufacturing, the Company is a life insurance, and financial services organization providing insurance annuities and pension products to its customers. As such, the primary equipment and electronic devices in use are computers and telephone-related equipment. This type of hardware can have date-sensitive embedded technology which could have Year 2000 problems. Because of this exposure, the Company has reviewed its computer hardware and telephone systems, with assistance from the applicable vendors, and has upgraded, or replaced, or is in the process of replacing any equipment that will not properly process date-sensitive data in the Year 2000 or beyond.

  For the Company, a reasonably likely worst case scenario might include one or more of the Company's significant policyholder systems being non-compliant. Such an event could result in a material disruption of the Company's operations. Specifically, a number of the Company's operations could experience an interruption in the ability to collect and process premiums or deposits, process claim payments, accurately maintain policyholder information, accurately maintain accounting records, and/or perform adequate customer service. Should the worst case scenario occur, it could, dependent upon its duration, have a material impact on the Company's business and financial condition. Simple failures can be repaired and returned to production within a matter of hours with no material impact. Unanticipated failures with a longer service disruption period could have a more serious impact. For this reason, the Company is placing significant emphasis on risk management and Year 2000 business resumption contingency planning in 1999 by modifying its existing business resumption and disaster recovery plans to address potential Year 2000 issues.

  The actions taken by management under the Year 2000 Project Plans are intended to significantly reduce the Company's risk of a material business interruption based on the Year 2000 issues. It should

                          PFL LIFE INSURANCE COMPANY
be noted that the Year 2000 computer problem, and its resolution, is complex and multifaceted, and any company's success cannot be conclusively known until the Year 2000 is reached. In spite of its efforts or results, the Company's ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond our knowledge or control. It is anticipated that there may be problems that will have to be resolved in the ordinary course of business on and after the Year 2000. However, the Company does not believe that the problems will have a material adverse affect on the Company's operations or financial condition.

                          PFL LIFE INSURANCE COMPANY

                      SUMMARY OF INVESTMENTS--OTHER THAN
                        INVESTMENTS IN RELATED PARTIES

                               December 31, 1998
                            (Dollars in thousands)

                                  SCHEDULE I

                                                                Amount at Which
                                                       Market    Shown in the
           Type of Investment              Cost(1)     Value     Balance Sheet
           ------------------             ---------- ---------- ---------------
Fixed Maturities
Bonds:
  United States Government and government
   agencies and authorities.............. $  926,370 $  943,313   $  926,370
  States, municipalities and political
   subdivisions..........................    107,975    114,146      107,975
  Foreign governments....................     54,670     53,950       54,670
  Public utilities.......................    139,732    142,230      139,732
  All other corporate bonds..............  3,593,695  3,646,877    3,593,695
Redeemable preferred stock...............     14,754     14,738       14,754
                                          ---------- ----------   ----------
Total fixed maturities...................  4,837,196  4,915,254    4,837,196
Equity Securities
Common stocks:
  Affiliated entities....................      8,060      5,613        5,613
  Banks, trust and insurance.............      5,935      7,193        7,193
  Industrial, miscellaneous and all
   other.................................     28,796     42,255       42,255
                                          ---------- ----------   ----------
Total equity securities..................     42,791     55,061       55,061
Mortgage loans on real estate............  1,012,433               1,012,433
Real estate..............................     52,381                  52,381
Real estate acquired in satisfaction of
 debt....................................     11,778                  11,778
Policy loans.............................     60,058                  60,058
Other long-term investments..............     76,482                  76,482
Cash and short-term investments..........     83,289                  83,289
                                          ----------              ----------
Total investments........................ $6,176,408              $6,188,678
                                          ==========              ==========

-------------------------
(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

                          PFL LIFE INSURANCE COMPANY

                      SUPPLEMENTARY INSURANCE INFORMATION
                            (Dollars in thousands)

                                 SCHEDULE III

                           Future                                              Benefits,
                           Policy                                                Claims
                          Benefits           Policy and                Net     Losses and   Other
                            and     Unearned  Contract    Premium   Investment Settlement Operating Premiums
                          Expenses  Premiums Liabilities  Revenue    Income*    Expenses  Expenses* Written
                         ---------- -------- ----------- ---------- ---------- ---------- --------- --------
Year Ended December 31,
1998
Individual life......... $1,355,283 $   --     $ 8,976   $  514,194  $ 85,258  $  545,720 $ 87,455       --
Individual health.......     94,294   9,631     12,123       68,963     8,004      48,144   30,442  $ 68,745
Group life and health...     93,405  10,298     36,908      111,547    11,426      82,690   54,352   108,769
Annuity.................  3,925,293     --         --       667,920   342,296     592,085  298,222       --
                         ---------- -------    -------   ----------  --------  ---------- --------
                         $5,468,275 $19,929    $58,007   $1,362,624  $446,984  $1,268,639 $470,471
                         ========== =======    =======   ==========  ========  ========== ========
Year Ended December 31,
1997
Individual life......... $  882,003 $   --     $ 8,550   $  200,175  $ 75,914  $  211,921 $ 36,185       --
Individual health.......     62,033   9,207     12,821       63,548     5,934      37,706   29,216  $ 63,383
Group life and health...     88,211  11,892     44,977      146,694    11,888     103,581   91,568   143,580
Annuity.................  4,204,125     --         --       657,695   352,688     571,434  364,216       --
                         ---------- -------    -------   ----------  --------  ---------- --------
                         $5,236,372 $21,099    $66,348   $1,068,112  $446,424  $  924,642 $521,185
                         ========== =======    =======   ==========  ========  ========== ========
Year Ended December 31,
1996
Individual life......... $  734,350 $   --     $ 7,240   $  202,082  $ 66,538  $  197,526 $ 38,067       --
Individual health.......     39,219   8,680     13,631       55,871     5,263      32,903   29,511  $ 55,678
Group life and health...     78,418  14,702     53,486      174,781    12,877     105,459  122,953   171,320
Annuity.................  4,408,419     --         --       725,966   343,659     800,121  230,417       --
                         ---------- -------    -------   ----------  --------  ---------- --------
                         $5,260,406 $23,382    $74,357   $1,158,700  $428,337  $1,136,009 $420,948
                         ========== =======    =======   ==========  ========  ========== ========

-------------
* Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

                           PFL LIFE INSURANCE COMPANY

                                  REINSURANCE
                             (Dollars in thousands)

                                  SCHEDULE IV

                                                 Assumed             Percentage
                                      Ceded to    From               of Amount
                             Gross      Other     Other      Net      Assumed
                             Amount   Companies Companies   Amount     to Net
                           ---------- --------- --------- ---------- ----------
Year Ended December 31,
 1998
Life insurance in force..  $6,384,095 $438,590   $39,116  $5,984,621     .6%
                           ========== ========   =======  ==========    ===
Premiums:
  Individual life........  $  515,164 $  3,692   $ 2,366  $  513,838     .5%
  Individual health......      76,438    7,475       --       68,963    --
  Group life and health..     255,848  144,301       --      111,547    --
  Annuity................     686,372   18,096       --      668,276    --
                           ---------- --------   -------  ----------    ---
                           $1,533,822 $173,564   $ 2,366  $1,362,624     .2%
                           ========== ========   =======  ==========    ===
Year Ended December 31,
 1997
Life insurance in force..  $5,025,027 $420,519   $35,486  $4,639,994     .8%
                           ========== ========   =======  ==========    ===
Premiums:
  Individual life........  $  201,691 $  3,554   $ 2,038  $  200,175    1.0%
  Individual health......      73,593   10,045       --       63,548    --
  Group life and health..     339,269  192,575       --      146,694    --
  Annuity................     697,893   40,198       --      657,695    --
                           ---------- --------   -------  ----------    ---
                           $1,312,446 $246,372   $ 2,038  $1,068,112     .2%
                           ========== ========   =======  ==========    ===
Year Ended December 31,
 1996
Life insurance in force..  $4,863,416 $477,112   $30,685  $4,416,989     .7%
                           ========== ========   =======  ==========    ===
Premiums:
  Individual life........  $  204,144 $  3,858   $ 1,796  $  202,082     .9%
  Individual health......      68,699   12,828       --       55,871    --
  Group life and health..     390,296  215,515       --      174,781    --
  Annuity................     794,311   68,345       --      725,966    --
                           ---------- --------   -------  ----------    ---
                           $1,457,450 $300,546   $ 1,796  $1,158,700     .2%
                           ========== ========   =======  ==========    ===

                             Financial Statements

                      PFL Endeavor VA Separate Account -
                       The Endeavor ML Variable Annuity

                         Year ended December 31, 1998
                      with Report of Independent Auditors

                      PFL Endeavor VA Separate Account -
                       The Endeavor ML Variable Annuity

                             Financial Statements


                         Year ended December 31, 1998



                                   Contents

Report of Independent Auditors...............................1

Financial Statements

Balance Sheet................................................2
Statement of Operations......................................6
Statements of Changes in Contract Owners' Equity............10
Notes to Financial Statements...............................17


                        Report of Independent Auditors



The Board of Directors and Contract Owners of The Endeavor ML Variable Annuity,
PFL Life Insurance Company


We have audited the accompanying balance sheet of the subaccounts of PFL Endeavor VA Separate Account, which are available for investment by The Endeavor ML Variable Annuity contract owners, as of December 31, 1998, and the related statements of operations for the year then ended and changes in contract owners' equity for the year then ended and for the period July 2, 1997 (commencement of operations) through December 31, 1997. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 1998 by correspondence with the mutual funds' transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the subaccounts of the PFL Endeavor VA Separate Account, which are available for investment by The Endeavor ML Variable Annuity contract owners, at December 31, 1998, and the results of their operations and changes in their contract owners' equity for the year then ended and for the period July 2, 1997 through December 31, 1997 in conformity with generally accepted accounting principles.

                                                   /s/ Ernst & Young LLP

Des Moines, Iowa
January 29, 1999

                      PFL Endeavor VA Separate Account -
                       The Endeavor ML Variable Annuity

                                 Balance Sheet

                               December 31, 1998




                                                                                                     Endeavor
                                                                                                       Money
                                                                                                      Market
                                                                                    Total           Subaccount
                                                                              ----------------------------------
Assets
Cash                                                                            $         11        $        -
Investments in mutual funds, at current market value:
 Endeavor Series Trust:
  Endeavor Money Market Portfolio                                                  2,285,142         2,285,142
  Endeavor Asset Allocation Portfolio                                              7,972,159                 -
  T. Rowe Price International Stock Portfolio                                      5,949,019                 -
  Endeavor Value Equity Portfolio                                                  7,870,256                 -
  Dreyfus Small Cap Value Portfolio                                                8,510,908                 -
  Dreyfus U. S. Government Securities Portfolio                                    4,814,299                 -
  T. Rowe Price Equity Income Portfolio                                           13,030,090                 -
  T. Rowe Price Growth Stock Portfolio                                            11,925,818                 -
  Endeavor Opportunity Value Portfolio                                             5,938,738                 -
  Endeavor Enhanced Index Portfolio                                                8,166,022                 -
  Endeavor Select 50 Portfolio                                                     2,562,426                 -
  Endeavor High Yield Portfolio                                                      383,613                 -
 WRL Series Fund, Inc.:
  Growth Portfolio                                                                17,816,193                 -
 Merrill Lynch Variable Series Funds, Inc.:
  High Current Income Fund                                                         7,413,673                 -
  Developing Capital Markets Focus Fund                                              882,349                 -
  Basic Value Focus Fund                                                           7,453,052                 -
                                                                              ----------------------------------
Total investments in mutual funds                                                112,973,757         2,285,142
                                                                              ----------------------------------
Total assets                                                                    $112,973,768        $2,285,142
                                                                              ==================================

Liabilities and contract owners' equity
Liabilities:
 Contract terminations payable                                                  $        152        $        9
                                                                              ----------------------------------
Total liabilities                                                                        152                 9

Contract owners' equity:
 Deferred annuity contracts terminable by owners                                 112,973,616         2,285,133
                                                                              ----------------------------------
Total liabilities and contract owners' equity                                   $112,973,768        $2,285,142
                                                                              ==================================

See accompanying notes.


                                                            Endeavor         T. Rowe Price
                                                              Asset          International          Endeavor
                                                            Allocation           Stock            Value Equity
                                                            Subaccount        Subaccount           Subaccount
                                                            ------------------------------------------------------
Assets
Cash                                                        $       -          $        2           $       -
Investments in mutual funds, at current market value:
 Endeavor Series Trust:
  Endeavor Money Market Portfolio                                   -                   -                   -
  Endeavor Asset Allocation Portfolio                       7,972,159                   -                   -
  T. Rowe Price International Stock Portfolio                       -           5,949,019                   -
  Endeavor Value Equity Portfolio                                   -                   -           7,870,256
  Dreyfus Small Cap Value Portfolio                                 -                   -                   -
  Dreyfus U. S. Government Securities Portfolio                     -                   -                   -
  T. Rowe Price Equity Income Portfolio                             -                   -                   -
  T. Rowe Price Growth Stock Portfolio                              -                   -                   -
  Endeavor Opportunity Value Portfolio                              -                   -                   -
  Endeavor Enhanced Index Portfolio                                 -                   -                   -
  Endeavor Select 50 Portfolio                                      -                   -                   -
  Endeavor High Yield Portfolio                                     -                   -                   -
 WRL Series Fund, Inc.:
  Growth Portfolio                                                  -                   -                   -
 Merrill Lynch Variable Series Funds, Inc.:
  High Current Income Fund                                          -                   -                   -
  Developing Capital Markets Focus Fund                             -                   -                   -
  Basic Value Focus Fund                                            -                   -                   -

Total investments in mutual funds                            7,972,159          5,949,019           7,870,256
                                                            ------------------------------------------------------
Total assets                                                $7,972,159         $5,949,021          $7,870,256
                                                            ======================================================
Liabilities and contract owners' equity
Liabilities:
 Contract terminations payable
                                                            $        2         $        -          $        -
Total liabilities                                           ------------------------------------------------------
                                                                     2                  -                   -
Contract owners' equity:
 Deferred annuity contracts terminable by owners             7,972,157          5,949,021           7,870,256
                                                            ------------------------------------------------------
Total liabilities and contract owners' equity               $7,972,159         $5,949,021          $7,870,256
                                                            ======================================================


                                                             Dreyfus          Dreyfus U. S.
                                                            Small Cap         Government         T. Rowe Price
                                                             Value             Securities         Equity Income
                                                            Subaccount         Subaccount           Subaccount
                                                            ------------------------------------------------------
Assets
Cash                                                        $        -         $        -         $         -
Investments in mutual funds, at current market value:
 Endeavor Series Trust:
  Endeavor Money Market Portfolio                                    -                  -                   -
  Endeavor Asset Allocation Portfolio                                -                  -                   -
  T. Rowe Price International Stock Portfolio                        -                  -                   -
  Endeavor Value Equity Portfolio                                    -                  -                   -
  Dreyfus Small Cap Value Portfolio                          8,510,908                  -                   -
  Dreyfus U. S. Government Securities Portfolio                      -          4,814,299                   -
  T. Rowe Price Equity Income Portfolio                              -                  -          13,030,090
  T. Rowe Price Growth Stock Portfolio                               -                  -                   -
  Endeavor Opportunity Value Portfolio                               -                  -                   -
  Endeavor Enhanced Index Portfolio                                  -                  -                   -
  Endeavor Select 50 Portfolio                                       -                  -                   -
  Endeavor High Yield Portfolio                                      -                  -                   -
 WRL Series Fund, Inc.:
  Growth Portfolio                                                   -                  -                   -
 Merrill Lynch Variable Series Funds, Inc.:
  High Current Income Fund                                           -                  -                   -
  Developing Capital Markets Focus Fund                              -                  -                   -
  Basic Value Focus Fund                                             -                  -                   -

Total investments in mutual funds                            8,510,908          4,814,299          13,030,090
                                                            -------------------------------------------------
Total assets                                                $8,510,908         $4,814,299         $13,030,090
                                                            =================================================

Liabilities and contract owners' equity
Liabilities:
 Contract terminations payable                              $        3         $        -         $         3
                                                            -------------------------------------------------
Total liabilities                                                    3                  -                   3

Contract owners' equity:
 Deferred annuity contracts terminable by owners             8,510,905          4,814,299          13,030,087
                                                            -------------------------------------------------
Total liabilities and contract owners' equity               $8,510,908         $4,814,299         $13,030,090
                                                            =================================================

See accompanying notes.

                      PFL Endeavor VA Separate Account -
                       The Endeavor ML Variable Annuity

                           Balance Sheet (continued)



                                                                           T. Rowe Price
                                                                           Growth Stock         Endeavor
                                                                            Subaccount         Opportunity
                                                                                            Value Subaccount
                                                                      ---------------------------------------
Assets
Cash                                                                           $         1         $        4
Investments in mutual funds, at current market value:
 Endeavor Series Trust:
  Endeavor Money Market Portfolio                                                        -                  -
  Endeavor Asset Allocation Portfolio                                                    -                  -
  T. Rowe Price International Stock Portfolio                                            -                  -
  Endeavor Value Equity Portfolio                                                        -                  -
  Dreyfus Small Cap Value Portfolio                                                      -                  -
  Dreyfus U. S. Government Securities Portfolio                                          -                  -
  T. Rowe Price Equity Income Portfolio                                                  -                  -
  T. Rowe Growth Stock Portfolio                                                11,925,818                  -
  Endeavor Opportunity Value Portfolio                                                   -          5,938,738
  Endeavor Enhanced Index Portfolio                                                      -                  -
  Endeavor Select 50 Portfolio                                                           -                  -
  Endeavor High Yield Portfolio                                                          -                  -
 WRL Series Fund, Inc.:
  Growth Portfolio                                                                       -                  -
 Merrill Lynch Variable Series Funds, Inc.:
  High Current Income Fund                                                               -                  -
  Developing Capital Markets Focus Fund                                                  -                  -
  Basic Value Focus Fund                                                                 -                  -
                                                                      ---------------------------------------
Total investments in mutual funds                                               11,925,818          5,938,738
                                                                      ---------------------------------------
Total assets                                                                   $11,925,819         $5,938,742
                                                                      =======================================

Liabilities and contract owners' equity
Liabilities:
 Contract terminations payable                                                 $         -         $        -
                                                                      ---------------------------------------
Total liabilities                                                                        -                  -

Contract owners' equity:
 Deferred annuity contracts terminable by owners                                11,925,819          5,938,742
                                                                      ---------------------------------------
Total liabilities and contract owners' equity                                  $11,925,819         $5,938,742
                                                                      =======================================



See accompanying notes.

                                                          Endeavor
                                                          Enhanced          Endeavor            Endeavor
                                                           Index             Select 50         High Yield          Growth
                                                          Subaccount        Subaccount         Subaccount         Subaccount
                                                         ---------------------------------------------------------------------------
Assets
Cash                                                     $       -            $        -         $      -         $         4
Investments in mutual funds, at current market value:
 Endeavor Series Trust:
  Endeavor Money Market Portfolio                                -                     -                -                   -
  Endeavor Asset Allocation Portfolio                            -                     -                -                   -
  T. Rowe Price International Stock Portfolio                    -                     -                -                   -
  Endeavor Value Equity Portfolio                                -                     -                -                   -
  Dreyfus Small Cap Value Portfolio                              -                     -                -                   -
  Dreyfus U. S. Government Securities Portfolio                  -                     -                -                   -
  T. Rowe Price Equity Income Portfolio                          -                     -                -                   -
  T. Rowe Growth Stock Portfolio                                 -                     -                -                   -
  Endeavor Opportunity Value Portfolio                           -                     -                -                   -
  Endeavor Enhanced Index Portfolio                      8,166,022                     -                -                   -
  Endeavor Select 50 Portfolio                                   -             2,562,426                -                   -
  Endeavor High Yield Portfolio                                  -                     -          383,613                   -
 WRL Series Fund, Inc.:
  Growth Portfolio                                               -                     -                -          17,816,193
 Merrill Lynch Variable Series Funds, Inc.:
  High Current Income Fund                                       -                     -                -                   -
  Developing Capital Markets Focus Fund                          -                     -                -                   -
  Basic Value Focus Fund                                         -                     -                -                   -
                                                         -------------------------------------------------------------------------
Total investments in mutual funds                         8,166,022            2,562,426          383,613          17,816,193
                                                         -------------------------------------------------------------------------
Total assets                                             $8,166,022           $2,562,426         $383,613         $17,816,197
                                                         =========================================================================

Liabilities and contract owners' equity
Liabilities:
 Contract terminations payable                           $        2           $       55         $      1  $                -
                                                         -------------------------------------------------------------------------
Total liabilities                                                 2                   55                1                   -

Contract owners' equity:
 Deferred annuity contracts terminable by owners          8,166,020            2,562,371          383,612          17,816,197
                                                         -------------------------------------------------------------------------
Total liabilities and contract owners' equity            $8,166,022           $2,562,426         $383,613         $17,816,197
                                                         =========================================================================

                                                                             High           Developing
                                                                            Current           Capital
                                                                            Income         Markets Focus     Basic Value
                                                                           Subaccount        Subaccount    Focus Subaccount
                                                                           -------------------------------------------------
Assets
Cash                                                                        $        -         $      -        $        -
Investments in mutual funds, at current market value:
 Endeavor Series Trust:
  Endeavor Money Market Portfolio                                                    -                -                 -
  Endeavor Asset Allocation Portfolio                                                -                -                 -
  T. Rowe Price International Stock Portfolio                                        -                -                 -
  Endeavor Value Equity Portfolio                                                    -                -                 -
  Dreyfus Small Cap Value Portfolio                                                  -                -                 -
  Dreyfus U. S. Government Securities Portfolio                                      -                -                 -
  T. Rowe Price Equity Income Portfolio                                              -                -                 -
  T. Rowe Growth Stock Portfolio                                                     -                -                 -
  Endeavor Opportunity Value Portfolio                                               -                -                 -
  Endeavor Enhanced Index Portfolio                                                  -                -                 -
  Endeavor Select 50 Portfolio                                                       -                -                 -
  Endeavor High Yield Portfolio                                                      -                -                 -
 WRL Series Fund, Inc.:
  Growth Portfolio                                                                   -                -                 -
 Merrill Lynch Variable Series Funds, Inc.:
  High Current Income Fund                                                   7,413,673                -                 -
  Developing Capital Markets Focus Fund                                              -          882,349                 -
  Basic Value Focus Fund                                                             -                -         7,453,052
                                                                           -------------------------------------------------
Total investments in mutual funds                                            7,413,673          882,349         7,453,052
                                                                           -------------------------------------------------
Total assets                                                                $7,413,673         $882,349        $7,453,052
                                                                           =================================================

Liabilities and contract owners' equity
Liabilities:
 Contract terminations payable                                              $       15  $             -        $       62
                                                                           -------------------------------------------------
Total liabilities                                                                   15                -                62

Contract owners' equity:
 Deferred annuity contracts terminable by owners                             7,413,658          882,349         7,452,990
                                                                           -------------------------------------------------
Total liabilities and contract owners' equity                               $7,413,673         $882,349        $7,453,052
                                                                           =================================================

See accompanying notes.

                      PFL Endeavor VA Separate Account -
                       The Endeavor ML Variable Annuity

                            Statement of Operations

                 Year ended December 31, 1998, except as noted



                                                                                               Endeavor
                                                                                                Money
                                                                                                Market
                                                                               Total          Subaccount
                                                                        -----------------------------------
Net investment income (loss)
Income:
 Dividends                                                                    $ 2,923,336        $   74,577
Expenses:
 Administration fee                                                                10,753               179
 Mortality and expense risk charge                                                996,222            23,077
                                                                        -----------------------------------
Net investment income (loss)                                                    1,916,361            51,321

Net realized and unrealized capital gain (loss) from investments
Net realized capital gain (loss) from sales of investments:
 Proceeds from sales                                                           10,486,985         1,552,747
 Cost of investments sold                                                      10,903,335         1,552,747
                                                                        -----------------------------------
Net realized capital gain (loss) from sales of investments                       (416,350)                -

Net change in unrealized appreciation/depreciation of investments:
 Beginning of the period                                                         (229,122)                -
 End of the period                                                              7,130,601                 -
                                                                        -----------------------------------
Net change in unrealized appreciation/depreciation of investments               7,359,723                 -
                                                                        -----------------------------------
Net realized and unrealized capital gain (loss) from investments                6,943,373                 -
                                                                        -----------------------------------
Increase (decrease) from operations                                           $ 8,859,734        $   51,321
                                                                        ===================================

(1) Commencement of operations, February 2, 1998.
(2) Commencement of operations, June 2, 1998.



See accompanying notes.


                                                                            Endeavor          T. Rowe Price
                                                                              Asset           International        Endeavor
                                                                           Allocation            Stock          Value Equity
                                                                           Subaccount          Subaccount        Subaccount
                                                                          ---------------------------------------------------
Net investment income (loss)
Income:
 Dividends                                                                 $419,327             $ 60,334           $119,370
Expenses:
 Administration fee                                                           1,018                1,011                692
 Mortality and expense risk charge                                           68,862               65,523             72,903
                                                                           --------------------------------------------------
Net investment income (loss)                                                349,447               (6,200)            45,775

Net realized and unrealized capital gain (loss) from investments
Net realized capital gain (loss) from sales of investments:
 Proceeds from sales                                                        488,873              726,552            457,072
 Cost of investments sold                                                   482,517              751,602            441,863
                                                                           --------------------------------------------------
Net realized capital gain (loss) from sales of investments                    6,356              (25,050)            15,209

Net change in unrealized appreciation/depreciation of investments:           10,233              (84,863)            49,138
 Beginning of the period                                                    364,626              410,143            195,745
 End of the period                                                         --------------------------------------------------
Net change in unrealized appreciation/depreciation of investments           354,393              495,006            146,607
                                                                           --------------------------------------------------
Net realized and unrealized capital gain (loss) from investments            360,749              469,956            161,816
                                                                           --------------------------------------------------
Increase (decrease) from operations                                        $710,196             $463,756           $207,591
                                                                           ==================================================


                                                                                               Dreyfus U. S.
                                                                          Dreyfus Small         Government         T. Rowe Price
                                                                            Cap Value           Securities         Equity Income
                                                                           Subaccount           Subaccount          Subaccount
                                                                          -------------------------------------------------------
Net investment income (loss)
Income:
 Dividends                                                                $  734,144             $ 67,583            $345,145
Expenses:
 Administration fee                                                            1,098                  228               1,235
 Mortality and expense risk charge                                            89,019               35,699             119,629
                                                                          -------------------------------------------------------
Net investment income (loss)                                                 644,027               31,656             224,281

Net realized and unrealized capital gain (loss) from investments
Net realized capital gain (loss) from sales of investments:
 Proceeds from sales                                                       1,104,863              665,314             870,863
 Cost of investments sold                                                  1,446,826              640,946             822,260
                                                                          -------------------------------------------------------
Net realized capital gain (loss) from sales of investments                  (341,963)              24,368              48,603

Net change in unrealized appreciation/depreciation of investments:
 Beginning of the period                                                     (56,942)              12,568             138,559
 End of the period                                                          (552,080)              93,076             453,344
                                                                          -------------------------------------------------------
Net change in unrealized appreciation/depreciation of investments           (495,138)              80,508             314,785
                                                                          -------------------------------------------------------
Net realized and unrealized capital gain (loss) from investments            (837,101)             104,876             363,388
                                                                          -------------------------------------------------------
Increase (decrease) from operations                                       $ (193,074)            $136,532            $587,669
                                                                          =======================================================

See accompanying notes.

                      PFL Endeavor VA Separate Account -
                       The Endeavor ML Variable Annuity

                      Statement of Operations (continued)




                                                                                              Endeavor
                                                                          T. Rowe Price     Opportunity
                                                                           Growth Stock        Value
                                                                            Subaccount       Subaccount
                                                                      ---------------------------------------
Net investment income (loss)
Income:
 Dividends                                                                      $  237,821           $ 44,911
Expenses:
 Administration fees                                                                 1,036                474
 Mortality and expense risk charge                                                  96,308             56,941
                                                                      ---------------------------------------
Net investment income (loss)                                                       140,477            (12,504)

Net realized and unrealized capital gain (loss) from investments
Net realized capital gain (loss) from sales of investments:
 Proceeds from sales                                                               498,442            309,396
 Cost of investments sold                                                          449,594            295,072
                                                                      ---------------------------------------
Net realized capital gain (loss) from sales of investments                          48,848             14,324

Net change in unrealized appreciation/depreciation of investments:
 Beginning of the period                                                            79,647             14,982
 End of the period                                                               1,535,618             14,349
                                                                      ---------------------------------------
Net change in unrealized appreciation/depreciation of investments                1,455,971               (633)
                                                                      ---------------------------------------
Net realized and unrealized capital gain (loss) from investments                 1,504,819             13,691
                                                                      ---------------------------------------
Increase (decrease) from operations                                             $1,645,296           $  1,187
                                                                      =======================================



(1) Commencement of operations, February 2, 1998.
(2) Commencement of operations, June 2, 1998.



See accompanying notes.


                                                                      Endeavor        Endeavor        Endeavor
                                                                      Enhanced        Select 50       High Yield
                                                                       Index          Subaccount      Subaccount        Growth
                                                                      Subaccount         (1)              (2)          Subaccount
                                                                    --------------------------------------------------------------
Net investment income (loss)
Income:
 Dividends                                                            $   14,874       $      -           $     -     $    93,150
Expenses:
 Administration fees                                                         487             23                 -           1,608
 Mortality and expense risk charge                                        61,680         20,564             1,263         132,501
                                                                    --------------------------------------------------------------
Net investment income (loss)                                             (47,293)       (20,587)           (1,263)        (40,959)

Net realized and unrealized capital gain (loss) from investments
Net realized capital gain (loss) from sales of investments:
 Proceeds from sales                                                     512,616        317,963            23,695       1,033,370
 Cost of investments sold                                                456,209        324,799            25,587         914,720
                                                                    --------------------------------------------------------------
Net realized capital gain (loss) from sales of investments                56,407         (6,836)           (1,892)        118,650

Net change in unrealized appreciation/depreciation of investments:
 Beginning of the period
 End of the period                                                        42,978              -                 -        (304,808)
                                                                       1,157,511         74,974            13,143       4,210,495
                                                                    --------------------------------------------------------------
change in unrealized appreciation/depreciation of investments          1,114,533         74,974            13,143       4,515,303
                                                                    --------------------------------------------------------------
Net realized and unrealized capital gain (loss) from investments       1,170,940         68,138            11,251       4,633,953
                                                                    --------------------------------------------------------------
Increase (decrease) from operations                                   $1,123,647       $ 47,551           $ 9,988      $4,592,994
                                                                    ==============================================================


                                                                        High            Capital
                                                                       Current           Markets           Basic Value
                                                                        Income            Focus               Focus
                                                                      Subaccount        Subaccount          Subaccount
                                                                    ---------------------------------------------------

Net investment income (loss)
Income:
 Dividends                                                          $ 469,778            $8,867               $233,455
Expenses:
 Administration fees                                                      783               118                    763
 Mortality and expense risk charge                                     72,859            12,040                 67,354
                                                                    ---------------------------------------------------
Net investment income (loss)                                          396,136            (3,291)               165,338
                                                                    ---------------------------------------------------
Net realized and unrealized capital gain (loss) from investments
Net realized capital gain (loss) from sales of investments:
 Proceeds from sales                                                  768,564           471,000                685,655
 Cost of investments sold                                             870,383           644,704                783,506
                                                                    ---------------------------------------------------
Net realized capital gain (loss) from sales of investments           (101,819)         (173,704)               (97,851)

Net change in unrealized appreciation/depreciation of investments:
 Beginning of the period                                               (5,935)          (94,832)               (29,847)
 End of the period                                                   (664,011)         (217,296)                40,964
                                                                    ---------------------------------------------------
Net change in unrealized appreciation/depreciation of investments    (658,076)         (122,464)                70,811
                                                                    ---------------------------------------------------
Net realized and unrealized capital gain (loss) from investments     (759,895)         (296,168)               (27,040)
                                                                    ---------------------------------------------------
Increase (decrease) from operations                                 $(363,759)        $(299,459)              $138,298
                                                                    ===================================================


(1) Commencement of operations, February 2, 1998.
(2) Commencement of operations, June 2, 1998.



See accompanying notes.

                      PFL Endeavor VA Separate Account -
                       The Endeavor ML Variable Annuity

               Statements of Changes in Contract Owners' Equity

         Year ended December 31, 1998 and the period from July 2, 1997 (commencement of operations) through December 31, 1997, except as noted



                                                              Total                        Endeavor Money Market Subaccount
                                              -------------------------------------      -----------------------------------
                                                      1998               1997                    1998              1997
                                              -------------------------------------      -----------------------------------
Operations:
 Net investment income (loss)                       $  1,916,361        $   222,618             $   51,321        $    6,575
 Net realized capital gain (loss)                       (416,350)           (10,172)                     -                 -
 Net change in unrealized appreciation/
 depreciation of investments                           7,359,723           (229,122)                     -                 -
                                              -------------------------------------      -----------------------------------
Increase (decrease) from operations                    8,859,734            (16,676)                51,321             6,575

Contract transactions:
 Net contract purchase payments                       39,981,476         17,481,257              1,804,285         1,013,022
 Transfer payments from (to) other
  subaccounts or general account                      40,839,198          8,187,911                 80,181          (510,554)

 Contract terminations, withdrawals and other
  deductions                                          (2,250,802)          (108,482)              (157,625)           (2,072)
                                              -------------------------------------      -----------------------------------
Increase from contract transactions                   78,569,872         25,560,686              1,726,841           500,396
                                              -------------------------------------      -----------------------------------
Net increase in contract owners' equity               87,429,606         25,544,010              1,778,162           506,971

Contract owners' equity:
 Beginning of the period                              25,544,010                  -                506,971                 -
                                              -------------------------------------      -----------------------------------
 End of the period                                  $112,973,616        $25,544,010             $2,285,133        $  506,971
                                              =====================================      ===================================


(1) Commencement of operations, February 2, 1998.
(2) Commencement of operations, June 2, 1998.


See accompanying notes.

                                                Endeavor Asset Allocation             T. Rowe Price International Stock
                                                      Subaccount                                  Subaccount
                                              ---------------------------------      -------------------------------------
                                                   1998              1997                    1998               1997
                                              ---------------------------------      --------------------------------------
Operations:
 Net investment income (loss)                 $   349,447            $   (3,956)             $   (6,200)        $   (8,872)
 Net realized capital gain (loss)                   6,356                   291                 (25,050)            (9,017)
 Net change in unrealized appreciation/
 depreciation of investments                      354,393                10,233                 495,006            (84,863)
                                              ---------------------------------      --------------------------------------
Increase (decrease) from operations               710,196                 6,568                 463,756           (102,752)

Contract transactions:
 Net contract purchase payments                 2,598,582               794,387               1,033,058          1,695,062
 Transfer payments from (to) other
  subaccounts or general account                3,290,707               738,373               2,187,777            862,237

 Contract terminations, withdrawals and other
  deductions                                     (162,084)               (4,572)               (179,109)           (11,008)
                                              ---------------------------------      --------------------------------------
Increase from contract transactions             5,727,205             1,528,188               3,041,726          2,546,291
                                              ---------------------------------      --------------------------------------
Net increase in contract owners' equity         6,437,401             1,534,756               3,505,482          2,443,539

Contract owners' equity:
 Beginning of the period                        1,534,756                     -               2,443,539                   -
                                              ---------------------------------      --------------------------------------
 End of the period                             $7,972,157            $1,534,756              $5,949,021          $2,443,539
                                              =================================      ======================================

                                                             Endeavor
                                                       Value Equity Subaccount
                                                -------------------------------------
                                                            1998               1997
                                                -------------------------------------

Operations:
 Net investment income (loss)                           $   45,775         $   (5,999)
 Net realized capital gain (loss)                           15,209              1,327
 Net change in unrealized appreciation/
 depreciation of investments                               146,607             49,138
                                                -------------------------------------
Increase (decrease) from operations                        207,591             44,466

Contract transactions:
 Net contract purchase payments                          3,256,698          1,347,831
 Transfer payments from (to) other
  subaccounts or general account                         2,633,332            449,017

 Contract terminations, withdrawals and other
  deductions                                              (65,388)            (3,291)
                                                -------------------------------------
Increase from contract transactions                      5,824,642          1,793,557
                                                -------------------------------------
Net increase in contract owners' equity                  6,032,233          1,838,023

Contract owners' equity:
 Beginning of the period                                 1,838,023                  -
                                                -------------------------------------
 End of the period                                      $7,870,256         $1,838,023
                                                =====================================

See accompanying notes.

                      PFL Endeavor VA Separate Account -
                       The Endeavor ML Variable Annuity

         Statements of Changes in Contract Owners' Equity (continued)




                                           Dreyfus Small Cap Value Subaccount            Dreyfus U. S. Government
                                                                                          Securities Subaccount
                                         -----------------------------------      -----------------------------------
                                                 1998              1997                   1998              1997
                                         -----------------------------------      -----------------------------------
Operations:
 Net investment income (loss)                   $  644,027        $   (9,681)            $   31,656          $ (1,736)
 Net realized capital gain (loss)                 (341,963)            1,426                 24,368               174
 Net change in unrealized appreciation/
 depreciation of investments                      (495,138)          (56,942)                80,508            12,568
                                         -----------------------------------      -----------------------------------
Increase (decrease) from operations               (193,074)          (65,197)               136,532            11,006

Contract transactions:
 Net contract purchase payments                  2,579,315         2,307,625              1,840,411           287,490
 Transfer payments from (to) other
  subaccounts or general account                 3,192,530           976,339              2,418,528           181,904
 Contract terminations, withdrawals and
  other deductions                                (271,369)          (15,264)               (59,142)           (2,430)
                                         -----------------------------------      -----------------------------------
Increase from contract transactions              5,500,476         3,268,700              4,199,797           466,964
                                         -----------------------------------      -----------------------------------
Net increase in contract owners' equity          5,307,402         3,203,503              4,336,329           477,970

Contract owners' equity:
 Beginning of the period                         3,203,503                 -                477,970                 -
                                         -----------------------------------      -----------------------------------
 End of the period                              $8,510,905        $3,203,503             $4,814,299          $477,970
                                         ===================================      ===================================



(1) Commencement of operations, February 2, 1998.
(2) Commencement of operations, June 2, 1998.


See accompanying notes.

                                            T. Rowe Price Equity Income         T. Rowe Price Growth Stock
                                                   Subaccount                           Subaccount
                                         ------------------------------        ----------------------------
                                             1998            1997                  1998            1997
                                         ------------------------------         ---------------------------
Operations:
 Net investment income (loss)            $   224,281         $   (9,495)        $   140,477      $   (6,539)
 Net realized capital gain (loss)             48,603              1,904              48,848             402
 Net change in unrealized appreciation/
 depreciation of investments                 314,785            138,559           1,455,971          79,647
                                         ------------------------------         ---------------------------
Increase (decrease) from operations          587,669            130,968           1,645,296          73,510

Contract transactions:
 Net contract purchase payments            4,720,603          1,859,574           4,221,988       1,728,051
 Transfer payments from (to) other
  subaccounts or general account           4,925,191          1,120,565           3,845,353         535,354
 Contract terminations, withdrawals and
  other deductions                          (290,766)           (23,717)           (114,339)         (9,394)
                                         ------------------------------         ---------------------------
Increase from contract transactions        9,355,028          2,956,422           7,953,002       2,254,011
                                         ------------------------------         ---------------------------
Net increase in contract owners' equity    9,942,697          3,087,390           9,598,298       2,327,521

Contract owners' equity:
 Beginning of the period                   3,087,390                  -           2,327,521               -
                                         ------------------------------         ---------------------------
 End of the period                       $13,030,087         $3,087,390         $11,925,819      $2,327,521
                                         ==============================         ===========================
                                                       Endeavor
                                              Opportunity Value Subaccount
                                              ---------------------------
                                                 1998            1997
                                               --------------------------

Operations:
 Net investment income (loss)                  $  (12,504)     $   (3,163)
 Net realized capital gain (loss)                  14,324             352
 Net change in unrealized appreciation/
 depreciation of investments                         (633)         14,982
                                               --------------------------
Increase (decrease) from operations                 1,187          12,171

Contract transactions:
 Net contract purchase payments                 2,834,478         781,291
 Transfer payments from (to) other
  subaccounts or general account                1,919,107         485,950
 Contract terminations, withdrawals and
  other deductions                                (90,309)         (5,133)
                                               --------------------------
Increase from contract transactions             4,663,276       1,262,108
                                               --------------------------
Net increase in contract owners' equity         4,664,463       1,274,279

Contract owners' equity:
 Beginning of the period                        1,274,279               -
                                               --------------------------
 End of the period                             $5,938,742      $1,274,279
                                               ==========================

See accompanying notes.

                       PFL Endeavor VA Separate Account -
                        The Endeavor ML Variable Annuity

          Statements of Changes in Contract Owners' Equity (continued)


                                              Endeavor Enhanced                  Endeavor Select           Endeavor High
                                               Index Subaccount                   50 Subaccount           Yield Subaccount
                                        --------------------------------      -------------------      -------------------
                                           1998               1997                   1998 (1)                 1998 (2)
                                        --------------------------------      -------------------      -------------------
Operations:
 Net investment income (loss)              $  (47,293)        $   (5,696)              $  (20,587)                $ (1,263)
 Net realized capital gain (loss)              56,407                123                   (6,836)                  (1,892)
 Net change in unrealized appreciation/
   depreciation of investments              1,114,533             42,978                   74,974                   13,143
                                        --------------------------------      -------------------      -------------------
Increase (decrease) from operations         1,123,647             37,405                   47,551                    9,988

Contract transactions:
 Net contract purchase payments             3,314,042          1,129,258                1,822,818                  285,792
 Transfer payments from (to) other
  subaccounts or general account            2,226,570            493,744                  693,965                   87,832
 Contract terminations,
  withdrawals and other deductions           (153,627)            (5,019)                  (1,963)                       -
                                        --------------------------------      -------------------      -------------------
Increase from contract transactions         5,386,985          1,617,983                2,514,820                  373,624
                                        --------------------------------      -------------------      -------------------
Net increase in contract owners'
 equity                                     6,510,632          1,655,388                2,562,371                  383,612

Contract owners' equity:
 Beginning of the period                    1,655,388                  -                        -                        -
                                        --------------------------------      -------------------      -------------------
 End of the period                         $8,166,020         $1,655,388               $2,562,371                 $383,612
                                        ================================      ===================      ===================

(1)  Commencement of operations, February 2, 1998.
(2)  Commencement of operations, June 2, 1998.

See accompanying notes.

                                                                          High Current Income       Developing Capital Markets
                                            Growth Subaccount                 Subaccount                 Focus Subaccount
                                        -------------------------      ------------------------      ------------------------
                                            1998          1997            1998          1997           1998            1997
                                        -------------------------      ------------------------      ------------------------
Operations:
 Net investment income (loss)           $   (40,959)   $  255,676      $  396,136    $   22,779      $  (3,291)     $  (2,988)
 Net realized capital gain (loss)           118,650          (174)       (101,819)           24       (173,704)        (9,013)
 Net change in unrealized appreciation/
   depreciation of investments            4,515,303      (304,808)       (658,076)       (5,935)      (122,464)       (94,832)
                                        -------------------------      ------------------------      ------------------------
Increase (decrease) from operations       4,592,994       (49,306)       (363,759)       16,868       (299,459)      (106,833)

Contract transactions:
 Net contract purchase payments           5,602,811     2,390,827       1,724,497       868,938        174,872        510,032
 Transfer payments from (to) other
  subaccounts or general account          5,034,772       761,341       4,279,386       997,009        292,614        321,334
 Contract terminations,
  withdrawals and other deductions         (510,596)       (6,646)       (105,358)       (3,923)        (1,283)        (8,928)
                                        -------------------------      ------------------------      ------------------------
Increase from contract transactions      10,126,987     3,145,522       5,898,525     1,862,024        466,203        822,438
                                        -------------------------      ------------------------      ------------------------
Net increase in contract owners'
 equity                                  14,719,981     3,096,216       5,534,766     1,878,892        166,744        715,605

Contract owners' equity:
 Beginning of the period                  3,096,216             -       1,878,892             -        715,605              -
                                        -------------------------      ------------------------      ------------------------
 End of the period                      $17,816,197    $3,096,216      $7,413,658    $1,878,892      $ 882,349      $ 715,605
                                        =========================      ========================      ========================

See accompanying notes.

                       PFL Endeavor VA Separate Account -
                        The Endeavor ML Variable Annuity

          Statements of Changes in Contract Owners' Equity (continued)


                                                                           Basic Value Focus Subaccount
                                                                      -----------------------------------
                                                                              1998              1997
                                                                      -----------------------------------
Operations:
 Net investment income (loss)                                                $  165,338        $   (4,287)
 Net realized capital gain (loss)                                               (97,851)            2,009
 Net change in unrealized appreciation/depreciation of investments               70,811           (29,847)
                                                                      -----------------------------------
Increase (decrease) from operations                                             138,298           (32,125)

Contract transactions:
 Net contract purchase payments                                               2,167,226           767,869
 Transfer payments from (to) other subaccounts or general account             3,731,353           775,298
 Contract terminations, withdrawals and other deductions                        (87,844)           (7,085)
                                                                      -----------------------------------
Increase from contract transactions                                           5,810,735         1,536,082
                                                                      -----------------------------------
Net increase in contract owners' equity                                       5,949,033         1,503,957

Contract owners' equity:
 Beginning of the period                                                      1,503,957                 -
                                                                      -----------------------------------
 End of the period                                                           $7,452,990        $1,503,957
                                                                      ===================================

(1) Commencement of operations, February 2, 1998.
(2) Commencement of operations, June 2, 1998.

See accompanying notes.

                       PFL Endeavor VA Separate Account -
                        The Endeavor ML Variable Annuity

                         Notes to Financial Statements

                               December 31, 1998


1. Organization and Summary of Significant Accounting Policies

Organization

PFL Endeavor VA Separate Account (the "Mutual Fund Account") is a segregated investment account of PFL Life Insurance Company ("PFL Life"), an indirect, wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of sixteen investment subaccounts, twelve of which are invested in specified portfolios of the Endeavor Series Trust, three of which are invested in the Merrill Lynch Variable Series Funds, Inc. and one of which is invested in the Growth Portfolio of the WRL Series Fund, Inc. Activity in these sixteen investment subaccounts is available to contract owners of The Endeavor ML Variable Annuity. The Endeavor Series Trust portfolios and the Growth Portfolio of the WRL Series Fund, Inc. of the Mutual Fund Account are also available to the contract owners of The Endeavor Variable Annuity and The Endeavor Platinum Variable Annuity, also issued by PFL Life.

The subaccounts commenced operations on July 2, 1997, with the exception of the Endeavor Select 50 Subaccount and the Endeavor High Yield Subaccount which commenced operations on February 2, 1998 and June 2, 1998, respectively. Effective May 1, 1998, the names of the TCW Money Market, TCW Managed Asset Allocation, Value Equity, Opportunity Value, and Enhanced Index portfolios and subaccounts were changed to Endeavor Money Market, Endeavor Asset Allocation, Endeavor Value Equity, Endeavor Opportunity Value, and Endeavor Enhanced Index portfolios and subaccounts, respectively. The investment advisor of the Endeavor Series Trust is Endeavor Management Co. The investment advisor for the WRL Series Fund, Inc. is WRL Investment Management Inc., a subsidiary of Western Reserve Life Assurance Co. of Ohio, an affiliate of PFL Life. The investment advisor of the Merrill Lynch Variable Series Funds, Inc. is Merrill Lynch Asset Management L.P.

Investments

Net purchase payments received by the Mutual Fund Account for the Endeavor ML Variable Annuity are invested in the portfolios of the Endeavor Series Trust, the Growth Portfolio of the WRL Series Funds, and the funds of the Merrill Lynch Series Funds, Inc. (collectively, the "Series Funds") as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 1998.

                       PFL Endeavor VA Separate Account -
                        The Endeavor ML Variable Annuity

                   Notes to Financial Statements (continued)


1. Organization and Summary of Significant Accounting Policies (continued)

Realized capital gains and losses from the sale of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from the investments in the Series Funds are credited or charged to contract owners' equity.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

2. Investments

A summary of the mutual fund investments at December 31, 1998 follows:

                                                                        Net Asset
                                                   Number of            Value Per         Market
                                                   Shares Held            Share            Value             Cost
                                             ------------------------------------------------------------------------
Endeavor Series Trust:
  Endeavor Money Market Portfolio                  2,285,141.660       $     1.00      $  2,285,142      $  2,285,142
  Endeavor Asset Allocation Portfolio                333,702.745            23.89         7,972,159         7,607,533
  T. Rowe Price International Stock Portfolio        367,450.190            16.19         5,949,019         5,538,876
  Endeavor Value Equity Portfolio                    363,019.173            21.68         7,870,256         7,674,511
  Dreyfus Small Cap Value Portfolio                  601,902.960            14.14         8,510,908         9,062,988
  Dreyfus U. S. Government Securities
   Portfolio                                         390,771.053            12.32         4,814,299         4,721,223
  T. Rowe Price Equity Income Portfolio              650,204.103            20.04        13,030,090        12,576,746
  T. Rowe Price Growth Stock Portfolio               465,852.264            25.60        11,925,818        10,390,200
  Endeavor Opportunity Value Portfolio               485,985.127            12.22         5,938,738         5,924,389
  Endeavor Enhanced Index Portfolio                  507,837.164            16.08         8,166,022         7,008,511
  Endeavor Select 50 Portfolio                       240,377.705            10.66         2,562,426         2,487,452
  Endeavor High Yield Portfolio                       39,588.547             9.69           383,613           370,470
 WRL Series Fund, Inc.:
  Growth Portfolio                                   297,237.649        59.939219        17,816,193        13,605,698
 Merrill Lynch Variable Series Funds, Inc.:
  High Current Income Fund                           733,301.021            10.11         7,413,673         8,077,684
  Developing Capital Markets Focus Fund              137,223.829             6.43           882,349         1,099,645
  Basic Value Focus Fund                             508,047.149            14.67         7,453,052         7,412,088
                                                                                     --------------------------------
                                                                                       $112,973,757      $105,843,156
                                                                                     ================================

                       PFL Endeavor VA Separate Account -
                        The Endeavor ML Variable Annuity

                   Notes to Financial Statements (continued)


2. Investments (continued)

The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                                                Period ended December 31
                                                       1998                                    1997
                                      -------------------------------------    ----------------------------------
                                            Purchases            Sales              Purchases          Sales
                                      -------------------------------------    ----------------------------------
 Endeavor Series Trust:
  Endeavor Money Market Portfolio              $ 3,330,920      $ 1,552,747          $ 1,087,284         $580,315
  Endeavor Asset Allocation Portfolio            6,565,495          488,873            1,556,259           31,995
  T. Rowe Price International Stock
   Portfolio                                     3,762,010          726,552            2,618,700           81,215
  Endeavor Value Equity Portfolio                6,327,438          457,072            1,810,623           23,014
  Dreyfus Small Cap Value Portfolio              7,249,271        1,104,863            3,282,577           23,460
  Dreyfus U. S. Government Securities
   Portfolio                                     4,896,767          665,314              474,201            8,973
  T. Rowe Price Equity Income
   Portfolio                                    10,450,104          870,863            2,976,855           29,857
  T. Rowe Price Growth Stock Portfolio           8,591,850          498,442            2,263,425           15,883
  Endeavor Opportunity Value Portfolio           4,960,140          309,396            1,269,245           10,276
  Endeavor Enhanced Index Portfolio              5,852,261          512,616            1,618,423            6,087
  Endeavor Select 50 Portfolio                   2,812,251          317,963                    -                -
  Endeavor High Yield Portfolio                    396,057           23,695                    -                -
 WRL Series Fund, Inc.:
  Growth Portfolio                              11,119,284        1,033,370            3,423,203           21,895
 Merrill Lynch Variable Series Funds,
  Inc.:
  High Current Income Fund                       7,063,232          768,564            1,891,462            6,651
  Developing Capital Markets Focus
   Fund                                            933,880          471,000              861,927           42,445
   Basic Value Focus Fund                        6,661,744          685,655            1,559,751           27,910
                                            -------------------------------     ---------------------------------
                                               $90,972,704      $10,486,985          $26,693,935         $909,976
                                            ===============================     =================================

                       PFL Endeavor VA Separate Account -
                        The Endeavor ML Variable Annuity

                   Notes to Financial Statements (continued)


3. Contract Owners' Equity

A summary of deferred annuity contracts terminable by owners at December 31, 1998 follows:

                                                 Return of Premium Death Benefit
                                     ------------------------------------------------------
                                         Accumulation      Accumulation     Total Contract
             Subaccount                  Units Owned        Unit Value           Value
 -------------------------------------------------------------------------------------------
Endeavor Money Market                     1,488,032.472           1.236824      $ 1,840,434
Endeavor Asset Allocation                 2,567,841.512           2.530280        6,497,358
T. Rowe Price International Stock         3,171,012.285           1.529630        4,850,476
Endeavor Value Equity                     3,058,826.681           2.208027        6,753,972
Dreyfus Small Cap Value                   4,007,192.724           1.781970        7,140,697
Dreyfus U. S. Government Securities       2,530,595.105           1.283878        3,248,975
T. Rowe Price Equity Income               5,183,438.967           2.061049       10,683,322
T. Rowe Price Growth Stock                3,959,439.113           2.587405       10,244,673
Endeavor Opportunity Value                4,355,754.613           1.197456        5,215,825
Endeavor Enhanced Index                   4,212,857.466           1.574288        6,632,251
Endeavor Select 50                        2,154,769.996           1.051197        2,265,088
Endeavor High Yield                         277,923.144           0.960378          266,911
Growth                                      468,647.981          31.827882       14,916,073
High Current Income                       5,690,546.719           0.989413        5,630,301
Developing Capital Markets Focus          1,369,352.447           0.539622          738,933
Basic Value Focus                         5,316,789.797           1.126397        5,988,816
                                                                              -------------
                                                                                $92,914,105
                                                                              =============

                       PFL Endeavor VA Separate Account -
                        The Endeavor ML Variable Annuity

                   Notes to Financial Statements (continued)


3. Contract Owners' Equity (continued)

                                         5% Annually Compounding Death Benefit and Double
                                                      Enhanced Death Benefit
                                     ------------------------------------------------------
                                         Accumulation      Accumulation     Total Contract
             Subaccount                  Units Owned        Unit Value           Value
-------------------------------------------------------------------------------------------
Endeavor Money Market                       358,756.987           1.239556      $   444,699
Endeavor Asset Allocation                   581,570.894           2.535888        1,474,799
T. Rowe Price International Stock           716,581.848           1.533035        1,098,545
Endeavor Value Equity                       504,437.700           2.212928        1,116,284
Dreyfus Small Cap Value                     767,224.503           1.785929        1,370,208
Dreyfus U. S. Government Securities       1,216,510.180           1.286733        1,565,324
T. Rowe Price Equity Income               1,136,105.291           2.065623        2,346,765
T. Rowe Price Growth Stock                  648,309.723           2.593121        1,681,146
Endeavor Opportunity Value                  602,380.346           1.200101          722,917
Endeavor Enhanced Index                     972,108.717           1.577775        1,533,769
Endeavor Select 50                          282,424.968           1.052609          297,283
Endeavor High Yield                         121,411.851           0.961203          116,701
Growth                                       90,917.724          31.898334        2,900,124
High Current Income                       1,798,460.840           0.991602        1,783,357
Developing Capital Markets Focus            265,187.471           0.540808          143,416
Basic Value Focus                         1,297,000.676           1.128892        1,464,174
                                                                              -------------
                                                                                $20,059,511
                                                                              =============

                       PFL Endeavor VA Separate Account -
                        The Endeavor ML Variable Annuity

                   Notes to Financial Statements (continued)


3. Contract Owners' Equity (continued)

At December 31, 1998 contract owners' equity was comprised of:

                                            Endeavor Money    Endeavor Asset     T. Rowe Price       Endeavor
                                                Market          Allocation       International     Value Equity
                                Total         Subaccount        Subaccount     Stock Subaccount     Subaccount
                           ----------------------------------------------------------------------------------------
Unit transactions,
 accumulated net
 investment income and
 realized capital gains       $105,843,015       $2,285,133        $7,607,531         $5,538,878       $7,674,511
Adjustment for
 appreciation
 (depreciation) to
 market value                    7,130,601                -           364,626            410,143          195,745
                           ----------------------------------------------------------------------------------------
Total contract owners'
 equity                       $112,973,616       $2,285,133        $7,972,157         $5,949,021       $7,870,256
                           ========================================================================================

                                              Dreyfus U. S.
                            Dreyfus Small       Government      T. Rowe Price     T. Rowe Price        Endeavor
                              Cap Value         Securities      Equity Income     Growth Stock       Opportunity
                              Subaccount        Subaccount       Subaccount        Subaccount      Value Subaccount
                         ------------------------------------------------------------------------------------------
Unit transactions,
 accumulated net
 investment income and
 realized capital gains         $9,062,985         $4,721,223      $12,576,743        $10,390,201        $5,924,393
Adjustment for
 appreciation
 (depreciation) to
 market value                     (552,080)            93,076          453,344          1,535,618            14,349
                         ------------------------------------------------------------------------------------------
Total contract owners'
 equity                         $8,510,905         $4,814,299      $13,030,087        $11,925,819        $5,938,742
                         ==========================================================================================

                       PFL Endeavor VA Separate Account -
                        The Endeavor ML Variable Annuity

                   Notes to Financial Statements (continued)


3. Contract Owners' Equity (continued)


                                            Endeavor
                                         Enhanced Index   Endeavor Select    Endeavor High         Growth
                                           Subaccount      50 Subaccount    Yield Subaccount     Subaccount
                                       -----------------------------------------------------------------------
Unit transactions, accumulated net
 investment income and realized
 capital gains                                $7,008,509        $2,487,397          $370,469       $13,605,702


Adjustment for appreciation
(depreciation) to market value                 1,157,511            74,974            13,143         4,210,495
                                       -----------------------------------------------------------------------
Total contract owners' equity                 $8,166,020        $2,562,371          $383,612       $17,816,197
                                       =======================================================================


                                                          High Current        Developing
                                                             Income        Capital Markets      Basic Value
                                                           Subaccount      Focus Subaccount   Focus Subaccount
                                                      --------------------------------------------------------
Unit transactions, accumulated net investment income
 and realized capital gains                                  $8,077,669          $1,099,645         $7,412,026
Adjustment for appreciation (depreciation) to market
 value                                                         (664,011)           (217,296)            40,964
                                                      --------------------------------------------------------
Total contract owners' equity                                $7,413,658          $  882,349         $7,452,990
                                                      ========================================================

                       PFL Endeavor VA Separate Account -
                        The Endeavor ML Variable Annuity

                   Notes to Financial Statements (continued)


3. Contract Owners' Equity (continued)

A summary of changes in contract owners' account units follows:

                            Endeavor Money    Endeavor Asset     T. Rowe Price       Endeavor       Dreyfus Small
                                Market          Allocation       International     Value Equity       Cap Value
                              Subaccount        Subaccount     Stock Subaccount     Subaccount       Subaccount
                         -----------------------------------------------------------------------------------------
Units outstanding at
 July 2, 1997                            -                  -                  -                -                -
Units purchased                    856,545            367,347          1,191,744          661,561        1,217,677
Units redeemed and
 transferred                      (432,631)           339,692            623,960          220,018          513,757
                         -----------------------------------------------------------------------------------------
Units outstanding at
 December 31, 1997                 423,914            707,039          1,815,704          881,579        1,731,434
Units purchased                  1,487,348          1,149,076            746,202        1,592,370        1,532,802
Units redeemed and
 transferred                       (64,473)         1,293,297          1,325,688        1,089,315        1,510,181
                         -----------------------------------------------------------------------------------------
Units outstanding at
 December 31, 1998               1,846,789          3,149,412          3,887,594        3,563,264        4,774,417
                         =========================================================================================
                            Dreyfus U. S.
                              Government      T. Rowe Price     T. Rowe Price       Endeavor           Endeavor
                              Securities      Equity Income     Growth Stock       Opportunity      Enhanced Index
                              Subaccount        Subaccount       Subaccount     Value Subaccount      Subaccount
                         ------------------------------------------------------------------------------------------
Units outstanding at
 July 2, 1997                             -                 -                -                  -                 -
Units purchased                     241,481         1,010,820          872,725            681,160           946,622
Units redeemed and
 transferred                        152,083           593,888          266,901            420,815           413,494
                         ------------------------------------------------------------------------------------------
Units outstanding at
 December 31, 1997                  393,564         1,604,708        1,139,626          1,101,975         1,360,116
Units purchased                   1,744,597         2,522,299        1,957,627          2,399,424         2,402,882
Units redeemed and
 transferred                      1,608,944         2,192,537        1,510,496          1,456,736         1,421,968
                         ------------------------------------------------------------------------------------------
Units outstanding at
 December 31, 1998                3,747,105         6,319,544        4,607,749          4,958,135         5,184,966
                         ==========================================================================================

                       PFL Endeavor VA Separate Account -
                        The Endeavor ML Variable Annuity

                   Notes to Financial Statements (continued)


3. Contract Owners' Equity (continued)


                                                                                          Developing
                      Endeavor                                          High Current        Capital        Basic Value
                      Select 50      Endeavor High        Growth           Income        Markets Focus        Focus
                     Subaccount     Yield Subaccount    Subaccount       Subaccount       Subaccount       Subaccount
                     ---------------------------------------------------------------------------------------------------
Units outstanding at
 July 2, 1997                    -                 -                -                -                -                -
Units purchased                  -                 -          119,298          845,593          544,241          710,989
Units redeemed
 and transferred                 -                 -           38,248          966,474          377,748          727,792
                     ---------------------------------------------------------------------------------------------------
Units outstanding at
 December 31, 1997               -                 -          157,546        1,812,067          921,989        1,438,781
Units purchased          1,757,749           313,529          238,081        1,878,705          249,351        2,100,810
Units redeemed
 and transferred           679,446            85,806          163,939        3,798,236          463,200        3,074,199
                     ---------------------------------------------------------------------------------------------------
Units outstanding at
 December 31, 1998       2,437,195           399,335          559,566        7,489,008        1,634,540        6,613,790
                     ===================================================================================================

4. Administrative, Mortality and Expense Risk Charge

Administrative charges include an annual charge of the lesser of 2% of the policy value or $35 per contract which will commence on the first policy anniversary of each contract owner's account. This charge is waived if the sum of the premium payments less the sum of the partial withdrawals equals or exceeds $50,000 on the policy anniversary. PFL Life also deducts a daily charge equal to an annual rate of .15% of the contract owners' account for administrative expenses. In addition, during the first seven policy years, PFL deducts a daily distribution finance charge equal to an effective annual rate of
 .15% of the contract owners' account.

PFL Life deducts a daily charge for assuming certain mortality and expense risks. For the 5% Annually Compounding Death Benefit and Double Enhanced Death Benefit, this charge is equal to an effective annual rate of 1.25% of the value of the contract owners' individual account. For the Return of Premium Death Benefit, the corresponding charge is equal to an effective annual rate of 1.10% of the contract owners' individual account.

                       PFL Endeavor VA Separate Account -
                        The Endeavor ML Variable Annuity

                   Notes to Financial Statements (continued)


5. Taxes

Operations of the Mutual Fund Account form a part of PFL Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of the Mutual Fund Account are accounted for separately from other operations of PFL Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from PFL Life. Under existing federal income tax laws, the income of the Mutual Fund Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to PFL Life.

6. Year 2000 (Unaudited)

The term Year 2000 Issue generally refers to the improper processing of dates and incorrect date calculations that might occur in computer software and hardware and embedded systems as the Year 2000 is approached. The use of computer programs that rely on two-digit date fields to perform computations and decision-making functions may cause systems to malfunction when processing information involving dates after 1999. For example, any computer software that has date-sensitive coding might recognize a code of 00 as the year 1900 rather than the year 2000.

PFL Life has developed a Year 2000 Project Plan (the Plan) to address the Year 2000 issue as it affects PFL Life's internal IT and non-IT systems, and to assess Year 2000 issues relating to third parties with whom PFL Life has critical relationships.

The Plan for addressing internal systems generally includes an assessment of internal IT and non-IT systems and equipment affected by the Year 2000 issue; definition of strategies to address affected systems and equipment; remediation of identified systems and equipment; internal testing and certification that each internal system is Year 2000 compliant; and a review of existing and revised business resumption and contingency plans to address potential Year 2000 issues. PFL Life has remediated and tested substantially all of its mission-critical internal IT systems as of December 31, 1998. PFL Life continues to remediate and test certain non-critical internal IT systems, internal non-IT systems and will continue with a revalidation testing program throughout 1999.

PFL Life's Year 2000 issues are more complex because a number of its systems interface with other systems not under PFL Life's control. PFL Life's most significant interfaces and uses of third-party vendor systems are in the bank, financial services and trust areas. PFL Life utilizes various banks to handle numerous types of financial and sales transactions. Several of these banks also provide trustee and custodial services for PFL Life's investment holdings and transactions. These services are critical to a financial

                       PFL Endeavor VA Separate Account -
                        The Endeavor ML Variable Annuity

                   Notes to Financial Statements (continued)


6. Year 2000 (Unaudited) (continued)

services company such as PFL Life as its business centers around cash receipts and disbursements to policyholders and the investment of policyholder funds. PFL Life has received written confirmation from its vendor banks regarding their status on Year 2000. The banks indicate their dedication to resolving any Year 2000 issues related to their systems and services prior to December 31, 1999. PFL Life anticipates that a considerable effort will be necessary to ensure that its corrected or new systems can properly interface with those business partners with whom it transmits and receives data and other information (external systems). PFL Life has undertaken specific testing regimes with these third-party business partners and expects to continue working with its business partners on any interfacing of systems. However, the timing of external system compliance cannot currently be predicted with accuracy because the implementation of Year 2000 readiness will vary from one company to another.

PFL Life does have some exposure to date sensitive embedded technology such as micro-controllers, but PFL Life views this exposure as minimal. Unlike other industries that may be equipment intensive, like manufacturing, PFL Life is a life insurance and financial services organization providing insurance, annuities and pension products to its customers. As such, the primary equipment and electronic devices in use are computers and telephone related equipment. This type of hardware can have date sensitive embedded technology which could have Year 2000 problems. Because of this exposure, PFL Life has reviewed its computer hardware and telephone systems, with assistance from the applicable vendors, and has upgraded, or replaced, or is in the process of replacing any equipment that will not properly process date sensitive data in the Year 2000 or beyond. This undertaking has been substantially completed for all operations.

For PFL Life, a reasonably likely worst case scenario might include one or more of PFL Life's significant policyholder systems being non-compliant. Such an event could result in a material disruption of PFL Life's operations. Specifically, a number of PFL Life's operations could experience an interruption in the ability to collect and process premiums or deposits, process claim payments, accurately maintain policyholder information, accurately maintain accounting records, and or perform adequate customer service. Should the worst case scenario occur, it could, dependent upon its duration, have a material impact on PFL Life's business and financial condition. Simple failures can be repaired and returned to production within a matter of hours with no material impact. Unanticipated failures with a longer service disruption period could have a more serious impact. For this reason, PFL Life is placing significant emphasis on risk management and Year 2000 business resumption contingency planning in 1999 by modifying its existing business resumption and disaster recovery plans to address potential Year 2000 issues.

                       PFL Endeavor VA Separate Account -
                        The Endeavor ML Variable Annuity

                   Notes to Financial Statements (continued)


6. Year 2000 (Unaudited) (continued)

The actions taken by management under the Year 2000 Project Plans are intended to significantly reduce PFL Life's risk of a material business interruption based on the Year 2000 issues. It should be noted that the Year 2000 computer problem, and its resolution, is complex and multifaceted, and any company's success cannot be conclusively known until the Year 2000 is reached. In spite of its efforts or results, PFL Life's ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond our knowledge or control. It is anticipated that there may be problems that will have to be resolved in the ordinary course of business on and after the Year 2000. However, PFL Life does not believe that the problems will have a material adverse affect on PFL Life's operations or financial condition.

                                    PART C

                               OTHER INFORMATION

Item 28.  Financial Statements and Exhibits

(a)  Financial Statements:

        All required financial statements are included in Part B of this Registration Statement.

(b)  Exhibits:

        (1) Resolution of the Board of Directors of PFL Life Insurance Company authorizing the establishment of the Target Account. (Note 8)

        (2)       Rules and Regulations of the Target Account. (Note 11)

        (3)(a) Custodian Agreement between the Target Account and Boston Safe Deposit and Trust Company. (Note 11)

        (3)(b)    Not Applicable.

        (4)(a) Management Agreement between the Target Account and Endeavor Investment Advisers. (Note 11)

        (4)(b)(1) Investment Advisory Agreement between Endeavor Investment Advisers and First Trust Advisers L.P. (DJIA Target 5) (Note
                  11)

        (4)(b)(2) Investment Advisory Agreement between Endeavor Investment Advisers and First Trust Advisers L.P. (DJIA Target 10) (Note
                  11)

        (5)(a) Principal Underwriting Agreement by and between PFL Life Insurance Company on its own behalf and on behalf of the Target Account, and AEG0N USA Securities, Inc. (Note 2)

        (5)(a)(1) Principal Underwriting Agreement by and between PFL Life Insurance Company on its own behalf and on behalf of the Target Account, and AFSG Securities Corporation. (Note 9)

        (5)(a)(2) Termination of Principal Underwriting Agreement by and between AGEON USA Securities, Inc., formerly known as, MidAmerica Management Corporation and PFL Life Insurance Company on its own behalf and on the behalf of PFL Endeavor Variable Annuity Account. (Note 11)

        (5)(b) Form of Broker-Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker-Dealer. (Note 9)

        (6)(a)    Form of Policy for the Endeavor Variable Annuity.  (Note 2)

        (6)(b)    Form of Policy Endorsement (Required Distributions)  (Note 2)

        (6)(c)    Form of Policy Endorsement (Death Benefits)  (Note 3)

        (6)(d)    Form of Policy Endorsement (Nursing Care)  (Note 4)

        (6)(e)    Form of Policy Endorsement (Death Benefit)   (Note 5)

        (6)(f)    Form of Policy for the Endeavor Variable Annuity.  (Note 6)

        (6)(g)    Form of Policy Endorsement.  (Nursing Care)  (Note 6)

        (6)(h)    Form of Policy for the Endeavor FI Variable Annuity.  (Note 7)

        (6)(i)    Form of Policy Endorsement for Endeavor FI.  (Nursing Care)
                  (Note 7)

        (6)(j)    Form of Policy Endorsement.  (Nursing Care)  (Note 7)

     (6)(k)    Form of Policy for the Endeavor Variable Annuity.  (Note 9)

     (6)(l) Form of Policy Endorsement (New Separate Accounts and Annuity Commencement Date). (Note 9)

     (6)(m) Form of Policy Endorsement for the PFL Endeavor and PFL Endeavor ML Variable Annuity. (GMIB) (Note 11)

     (7)(a)    Form of Application for the PFL Endeavor Variable Annuity.
               (Note 7)

     (7)(b)    Form of Application for the PFL Endeavor FI Variable Annuity.
               (Note 7)

     (7)(c)    Form of Application for the Endeavor ML Variable Annuity.
               (Note 7)

     (7)(d)    Form of Application for the PFL Endeavor Variable Annuity.
               (Note 9)

     (7)(e)    Form of Application for ML PFL Endeavor Variable Annuity
               (Note 11)

     (7)(f)    Form of Application for the PFL Endeavor ML Variable Annuity
               (Note 11)

     (8)(a)    Articles of Incorporation of PFL Life Insurance Company. (Note 9)

     (8)(b)    Bylaws of PFL Life Insurance Company. (Note 9)

     (9)       Not Applicable.

     (10)      Not Applicable.

     (11)(a)   Distribution Plan (Note 11).

     (11)(b) Administrative Services Agreement with First Data Investors Services Group (Note 11)

     (11)(c)   Brokerage Enhancement Plan. (Note 11)

     (11)(d) Sublicense Agreement between Dow Jones, First Trust Advisers L.P. and the Target Account. (Note 12)

     (11)(e)   Distribution Agreement. (Note 11)

     (12)      Opinion and Consent of Counsel. (Note 9)

     (13)(a)   Opinion and Consent of Actuary. (Note 11)

     (13)(b)   Consent of Independent Auditors. (Note 12)

     (14)      Not Applicable.

     (15)      Not Applicable.

     (16)      Performance Data Calculations. (Note 12)

     (17)      Financial Data Schedules. (Note 12)

----------------------

Note 1. Filed with the initial filing of Form N-4 Registration Statement (File No. 33-33085) on January 23, 1990 and incorporated herein by reference.

Note 2. Filed with Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 33-33085) on April 1, 1991 and is filed herewith.

Note 3. Filed with Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 33-33085) on April 29, 1992 and is filed herewith.

Note 4. Filed with Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 33-33085) on March 29, 1994 and is filed herewith.

Note 5. Filed with Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 33-33085) on April 27, 1995 and incorporated herein by reference.

Note 6. Filed with Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 33-33085) on February 28, 1997 and incorporated herein by reference.

Note 7. Filed with Post-Effective Amendment No. 13 to Form N-4 Registration Statement (File No. 33-33085) on April 29, 1997.

Note 8. Filed with the initial filing of Form N-3 Registration Statement (File No. 333-36297) on September 24, 1997 and incorporated herein by reference.

Note 9. Filed with the initial filing of Form N-3 Registration Statement (File No. 333-47027) on February 27, 1998.

Note 10. Filed with Pre-Effective Amendment No. 1 to this form N-3 Registration Statement (File. No. 333-47027) on April 29, 1998

Note 11. Filed with Post-Effective Amendment No. 1 to this Form N-3 Registration Statement (File No. 333-47027) on September 28, 1998.

Note 12   Filed herewith.

Item 29.  Directors and Officers of the Insurance Company

Name and Principal Business            Positions and Offices with Insurance   Positions and Offices with
Address                                Company                                Registrant
-------                                -------                                ----------
William L. Busler                      Director, Chairman of the Board and
4333 Edgewood Road N.E.                President
Cedar Rapids, Iowa
52499-0001

Patrick S. Baird                       Director, Senior Vice President and
4333 Edgewood Road N.E.                Chief Operating Officer
Cedar Rapids, Iowa
52499-0001

Craig D. Vermie                        Director, Vice President, Secretary
4333 Edgewood Road N.E.                and General Counsel
Cedar Rapids, Iowa
52499-0001

Douglas C. Kolsrud                     Director, Senior Vice President, and
4333 Edgewood Road N.E.                Chief Investment Office, Corporate
Cedar Rapids, Iowa                     Actuary
52499-0001

Larry N. Norman                        Director, and Executive Vice President
4333 Edgewood Road N.E.
Cedar Rapids, Iowa
52499-0001

Robert J. Kontz                        Vice President and
4333 Edgewood Road N.E.                Corporate Controller
Cedar Rapids, Iowa
52499-0001

Brenda K. Clancy                       Vice President, Treasurer and Chief
4333 Edgewood Road N.E.                Financial Officer
Cedar Rapids, Iowa
52499-0001

Item 30. Persons Controlled by or Under Common Control with the Insurance Company or Registrant



                                        Jurisdiction of       Percent of Voting
Name                                    Incorporation         Securities Owned                     Business
----                                    -------------         ----------------                     --------
AEGON N.V.                              Netherlands           53.63% of Vereniging                 Holding company
                                        Corporation           AEGON Netherlands
                                                              Membership Association

Groninger Financieringen B.V.           Netherlands           100% of AEGON N.V.                   Holding company
                                        Corporation           Netherlands Corporation

AEGON Netherland N.V.                   Netherlands           100% of AEGON N.V.                   Holding company
                                        Corporation           Netherlands Corporation

AEGON Nevak Holding B.V.                Netherlands           100% of AEGON N.V.                   Holding company
                                        Corporation           Netherlands Corporation

AEGON International N.V.                Netherlands           100% of AEGON N.V.                   Holding company
                                        Corporation           Netherlands Corporation

Voting Trust                            Delaware                                                   Voting Trust
Trustees:
K.J. Storm
Donald J. Shepard
H.B. Van Wijk
Dennis Hersch

AEGON U.S. Holding                      Delaware              100% of Voting Trust                 Holding company
Corporation

Short Hills Management                  New Jersey            100% of AEGON U.S.                   Holding company
Company                                                       Holding Corporation

CORPA Reinsurance                       New York              100% of AEGON U.S.                   Holding company
Company                                                       Holding Corporation

AEGON Management                        Indiana               100% of AEGON U.S.                   Holding company
Company                                                       Holding Corporation

RCC North America Inc.                  Delaware              100% of AEGON U.S.                   Holding company
                                                              Holding Corporation

AEGON USA, Inc.                         Iowa                  100% AEGON U.S.                      Holding company
                                                              Holding Corporation

AUSA Holding Company                    Maryland              100% AEGON USA, Inc.                 Holding company

Monumental General Insurance            Maryland              100% AUSA Holding Co.                Holding company
Group, Inc.

Trip Mate Insurance Agency, Inc.        Kansas                100% Monumental General              Sale/admin. of travel
                                                              Insurance Group, Inc.                insurance

Monumental General                      Maryland              100% Monumental General              Provides management srvcs.
Administrators, Inc.                                          Insurance Group, Inc.                to unaffiliated third party
                                                                                                   administrator

Executive Management and                Maryland              100% Monumental General              Provides actuarial consulting
Consultant Services, Inc.                                     Administrators, Inc.                 services

Monumental General Mass                 Maryland              100% Monumental General              Marketing arm for sale of
Marketing, Inc.                                               Insurance Group, Inc.                mass marketed insurance
                                                                                                   coverages

Diversified Investment                  Delaware              100% AUSA Holding Co.                Registered investment advisor
Advisors, Inc.

Diversified Investors Securities        Delaware              100% Diversified Investment          Broker-Dealer
Corp.                                                         Advisors, Inc.

AEGON USA Securities, Inc.              Iowa                  100% AUSA Holding Co.                Broker-Dealer

Supplemental Ins. Division, Inc.        Tennessee             100% AUSA Holding Co.                Insurance

Creditor Resources, Inc.                Michigan              100% AUSA Holding Co.                Credit insurance

CRC Creditor Resources                  Canada                100% Creditor Resources, Inc.        Insurance agency
Canadian Dealer Network Inc.

AEGON USA Investment                    Iowa                  100% AUSA Holding Co.                Investment advisor
Management, Inc.

AEGON USA Realty                        Iowa                  100% AUSA Holding Co.                Provides real estate
Advisors, Inc.                                                                                     administrative and real
                                                                                                   estate investment services

Quantra Corporation                     Delaware              100% AEGON USA Realty                Real estate and financial
                                                              Advisors, Inc.                       software production and sales

Quantra Software Corporation            Delaware              100% Quantra Corporation             Manufacture and sell
                                                                                                   mortgage loan and security
                                                                                                   management software

Landauer Realty Advisors, Inc.          Iowa                  100% AEGON USA Realty                Real estate counseling
                                                              Advisors, Inc.

Landauer Associates, Inc.               Delaware              100% AEGON USA Realty                Real estate counseling
                                                              Advisors, Inc.

Realty Information Systems, Inc.        Iowa                  100% AEGON USA Realty                Information Systems for
                                                              Advisors, Inc.                       real estate investment
                                                                                                   management

AEGON USA Realty                        Iowa                  100% AEGON USA                       Real estate management
Management, Inc                                               Realty Advisors, Inc.

USP Real Estate Investment Trust        Iowa                  21.89% First AUSA Life Ins. Co.      Real estate investment trust
                                                              13.11% PFL Life Ins. Co.
                                                              4.86% Bankers United Life
                                                              Assurance Co.

RCC Properties Limited                  Iowa                  AEGON USA Realty Advisors,           Limited Partnership
Partnership                                                   Inc. is General Partner and 5%
                                                              owner.

AUSA Financial Markets, Inc.            Iowa                  100% AUSA Holding Co.                Marketing

Endeavor Investment Advisors            California            49.9% AUSA Financial                 General Partnership
                                                              Markets, Inc.

Universal Benefits Corporation          Iowa                  100% AUSA Holding Co.                Third party administrator

Investors Warranty of                   Iowa                  100% AUSA Holding Co.                Provider of automobile
America, Inc.                                                                                      extended maintenance
                                                                                                   contracts

Massachusetts Fidelity Trust Co.        Iowa                  100% AUSA Holding Co.                Trust company

Money Services, Inc.                    Delaware              100% AUSA Holding Co.                Provides financial counseling
                                                                                                   for employees and agents of
                                                                                                   affiliated companies

Zahorik Company, Inc.                   California            100% AUSA Holding Co.                Broker-Dealer

ZCI, Inc.                               Alabama               100% Zahorik Company, Inc.           Insurance agency

AEGON Asset Management                  Delaware              100% AUSA Holding Co.                Registered investment advisor
Services, Inc.

Intersecurities, Inc.                   Delaware              100% AUSA Holding Co.                Broker-Dealer

ISI Insurance Agency, Inc.              California            100% Intersecurities, Inc.           Insurance agency

ISI Insurance Agency                    Ohio                  100% ISI Insurance Agency, Inc.      Insurance agency
of Ohio, Inc.

ISI Insurance Agency                    Texas                 100% ISI Insurance Agency, Inc.      Insurance agency
of Texas, Inc.

ISI Insurance Agency                    Massachusetts         100% ISI Insurance Agency Inc.       Insurance Agency
of Massachusetts, Inc.

Associated Mariner Financial            Michigan              100% Intersecurities, Inc.           Holding co./management
Group, Inc.                                                                                        services

Mariner Financial Services, Inc.        Michigan              100% Associated Mariner              Broker/Dealer
                                                              Financial Group, Inc.

Mariner Planning Corporation            Michigan              100% Mariner Financial               Financial planning
                                                              Services, Inc.

Associated Mariner Agency, Inc.         Michigan              100% Associated Mariner              Insurance agency
                                                              Financial Group, Inc.

Associated Mariner Agency               Hawaii                100% Associated Mariner              Insurance agency
of Hawaii, Inc.                                               Agency, Inc.

Associated Mariner Ins. Agency          Massachusetts         100% Associated Mariner              Insurance agency
of Massachusetts, Inc.                                        Agency, Inc.

Associated Mariner Agency               Ohio                  100% Associated Mariner              Insurance agency
Ohio, Inc.                                                    Agency, Inc.

Associated Mariner Agency               Texas                 100% Associated Mariner              Insurance agency
Texas, Inc.                                                   Agency, Inc.

Associated Mariner Agency               New Mexico            100% Associated Mariner              Insurance agency
New Mexico, Inc.                                              Agency, Inc.

Mariner Mortgage Corp.                  Michigan              100% Associated Mariner              Mortgage origination
                                                              Financial Group, Inc.

Idex Investor Services, Inc.            Florida               100% AUSA Holding Co.                Shareholder services

Idex Management, Inc.                   Delaware              50% AUSA Holding Co.                 Investment advisor
                                                              50% Janus Capital Corp.

IDEX II Series Fund                     Massachusetts         Various                              Mutual fund

First AUSA Life Insurance               Maryland              100% AEGON USA, Inc.                 Insurance holding company
Company

AUSA Life Insurance                     New York              100% First AUSA Life                 Insurance
Company, Inc.                                                 Insurance Company

Life Investors Insurance                Iowa                  100% First AUSA Life Ins. Co.        Insurance
Company of America

Aegon Equity Group, Inc.                Florida               100% Western Reserve Life            Insurance Agency
                                                              Assurance Co. of Ohio

Bankers United Life                     Iowa                  100% Life Investors Ins.             Insurance
Assurance Company                                             Company of America

Life Investors Agency                   Iowa                  100% Life Investors Ins.             Marketing
Group, Inc.                                                   Company of America

PFL Life Insurance Company              Iowa                  100% First AUSA Life Ins. Co.        Insurance

AEGON Financial Services                Minnesota             100% PFL Life Insurance Co.          Marketing
Group, Inc.

AEGON Assignment Corporation            Kentucky              100% AEGON Financial                 Administrator of structured
of Kentucky                                                   Services Group, Inc.                 settlements

Life Investors Alliance, LLC            Delaware              100% LIICA                           Purchase, own, and hold
                                                                                                   the equity interest of
                                                                                                   other entities

Southwest Equity Life Ins. Co.          Arizona               100% of Common Voting Stock          Insurance
                                                              First AUSA Life Ins. Co.

Iowa Fidelity Life Insurance Co.        Arizona               100% of Common Voting Stock          Insurance
                                                              First AUSA Life Ins. Co.

Western Reserve Life Assurance          Ohio                  100% First AUSA Life Ins. Co.        Insurance
Co. of Ohio

WRL Series Fund, Inc.                   Maryland              Various                              Mutual fund

WRL Investment Services, Inc.           Florida               100% Western Reserve Life            Provides administration for
                                                              Assurance Co. of Ohio                affiliated mutual fund

WRL Investment                          Florida               100% Western Reserve Life            Registered investment advisor
Management, Inc.                                              Assurance Co. of Ohio

Aegon Assignment Corporation            Illinois              100% Aegon Financial Services        Administrator of Structured
                                                              Group, Inc.                          Settlements

Monumental Life Insurance Co.           Maryland              100% First AUSA Life Ins. Co.        Insurance

AEGON Special Markets                   Maryland              100% Monumental Life Ins. Co.        Marketing
Group, Inc.

Monumental General Casualty Co.         Maryland              100% First AUSA Life Ins. Co.        Insurance

United Financial Services, Inc.         Maryland              100% First AUSA Life Ins. Co.        General agency

Bankers Financial Life Ins. Co.         Arizona               100% First AUSA Life Ins. Co.        Insurance

The Whitestone Corporation              Maryland              100% First AUSA Life Ins. Co.        Insurance agency

Cadet Holding Corp.                     Iowa                  100% First AUSA Life                 Holding company
                                                              Insurance Company

Commonwealth General                    Delaware              100% AEGON USA                       Holding company
Corporation ("CGC")

PB Series Trust                         Massachusetts         N/A                                  Mutual fund

Monumental Agency Group, Inc.           Kentucky              100%  CGC                            Provider of srvcs. to ins. cos.

Benefit Plans, Inc.                     Delaware              100% CGC                             TPA for Peoples Security Life
                                                                                                   Insurance Company

Durco Agency, Inc.                      Virginia              100% Benefit Plans, Inc.             General agent

Commonwealth General.                   Kentucky              100% CGC                             Administrator of structured
Assignment Corporation                                                                             settlements

AFSG  Securities Corporation            Pennsylvania          100% CGC                             Broker-Dealer

PB Investment Advisors, Inc.            Delaware              100% CGC                             Registered investment advisor

Diversified Financial Products Inc.     Delaware              100% CGC                             Provider of investment,
                                                                                                   marketing and admin.
                                                                                                   services to ins. cos.

AEGON USA Real Estate                   Delaware              100% Diversified Financial           Real estate and mortgage
Services, Inc.                                                Products Inc.                        holding company

Capital Real Estate                     Delaware              100% CGC                             Furniture and equiment lessor
Development Corporation

Capital General Development             Delaware              100% CGC                             Holding company
Corporation

Ammest Realty Corporation               Texas                 100% Peoples Security Life           Special purpose subsidiary
                                                              Insurance Company

JMH Operating Company, Inc.             Mississippi           100% Peoples Security Life           Real estate holdings
                                                              Insurance Company

Independence Automobile                 Florida               100% Capital Security                Automobile Club
Association, Inc.                                             Life Insurance Company

Independence Automobile                 Georgia               100% Capital Security                Automobile Club
Club, Inc.                                                    Life Insurance Company

Capital 200 Block Corporation           Delaware              100% CGC                             Real estate holdings

Capital Broadway Corporation            Kentucky              100% CGC                             Real estate holdings

Southlife, Inc.                         Tennessee             100% CGC                             Investment subsidiary

Ampac Insurance Agency, Inc.            Pennsylvania          100% CGC                             Provider of management
(EIN 23-1720755)                                                                                   support services

National Home Life Corporation          Pennsylvania          100% Ampac Insurance                 Special-purpose subsidiary
                                                              Agency, Inc.

Compass Rose Development                Pennsylvania          100% Ampac Insurance                 Special-purpose subsidiary
Corporation                                                   Agency, Inc.

Frazer Association Consultants,         Illinois              100% Ampac Insurance                 TPA license-holder
Inc.                                                          Agency, Inc.

Valley Forge Associates, Inc.           Pennsylvania          100% Ampac Insurance                 Furniture & equipment lessor
                                                              Agency, Inc.

Veterans Benefits Plans, Inc.           Pennsylvania          100% Ampac Insurance                 Administator of group
                                                              Agency, Inc.                         insurance programs

Veterans Insurance Services, Inc.       Delaware              100% Ampac Insurance                 Special-purpose subsidiary
                                                              Agency, Inc.

Financial Planning Services, Inc.       Dist. Columbia        100% Ampac Insurance                 Special-purpose subsidiary
                                                              Agency, Inc.

Academy Insurance Group, Inc.           Delaware              100% CGC                             Holding company

Academy Life Insurance Co.              Missouri              100% Academy Insurance               Insurance company
                                                              Group, Inc.

Pension Life Insurance                  New Jersey            100% Academy Insurance               Insurance company
Company of America                                            Group, Inc.

Academy Services, Inc.                  Delaware              100% Academy Insurance               Special-purpose subsidiary
                                                              Group, Inc.

Ammest Development Corp. Inc.           Kansas                100% Academy Insurance               Special-purpose subsidiary
                                                              Group, Inc.

Ammest Insurance Agency, Inc.           California            100% Academy Insurance               General agent
                                                              Group, Inc.

Ammest Massachusetts                    Massachusetts         100% Academy Insurance               Special-purpose subsidiary
Insurance Agency, Inc.                                        Group, Inc.

Ammest Realty, Inc.                     Pennsylvania          100% Academy Insurance               Special-purpose subsidiary
                                                              Group, Inc.

Ampac,  Inc.                            Texas                 100% Academy Insurance               Managing general agent
                                                              Group, Inc.

Ampac Insurance Agency, Inc.            Pennsylvania          100% Academy Insurance               Special-purpose subsidiary
(EIN 23-2364438)                                              Group, Inc.

Data/Mark Services, Inc.                Delaware              100% Academy Insurance               Provider of mgmt. services
                                                              Group, Inc.

Force Financial Group, Inc.             Delaware              100% Academy Insurance               Special-purpose subsidiary
                                                              Group, Inc.

Force Financial Services, Inc.          Massachusetts         100% Force Fin. Group, Inc.          Special-purpose subsidiary

Military Associates, Inc.               Pennsylvania          100% Academy Insurance               Special-purpose subsidiary
                                                              Group, Inc.

NCOA Motor Club, Inc.                   Georgia               100% Academy Insurance               Automobile club
                                                              Group, Inc.

NCOAA Management Company                Texas                 100% Academy Insurance               Special-purpose subsidiary
                                                              Group, Inc.

Unicom Administrative                   Pennsylvania          100% Academy Insurance               Provider of admin. services
Services, Inc.                                                Group, Inc.

Unicom Administrative                   Germany               100%Unicom Administrative            Provider of admin. servcies
Services, GmbH                                                Services, Inc.

Capital Liberty, L.P.                   Delaware              79.2% Commonwealth Life              Holding Company
                                                              Insurance Company
                                                              19.8% Peoples Security Life
                                                              Insurance Company
                                                              1% CGC

Commonwealth General LLC                Turks &               100% CGC                             Special-purpose subsidiary
                                        Caicos Islands

Peoples Benefit Life                    Missouri              3.7% CGC                             Insurance company
Insurance Company                                             20% Capital Liberty, L.P.
                                                              76.3% Monumental Life Ins. Co.

Veterans Life Insurance Co.             Illinois              100% Providian Life and              Insurance company
                                                              Health Insurance Company

Peoples Benefit Services, Inc.          Pennsylvania          100% Veterans Life Ins. Co.          Special-purpose subsidiary


Item 31. Number of Contract Owners

        As of December 31, 1998, there were 1,418 Owners of the Policies.

Item 32.  Indemnification

        The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 33.  Business and Other Connections of Investment Adviser

     Manager - Endeavor Management Co.

     The Manager is a registered investment adviser providing investment management and administrative services to the Registrant.

     The list required by this Item 33 of partners, officers and directors of the Manager together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedule B and D of Form ADV filed by the Manager pursuant to the Investment Advisers Act of 1940 (SEC No. 801-41827).

     Advisers - First Trust Advisers L.P.

     The list required by Item 33 of partners, officers and directors of the Adviser together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedule B and D of Form ADV filed by the Adviser pursuant to the Investment Advisers Act of 1940 (SEC No. 801-39950).

Item 34.  Principal Underwriters

               AFSG Securities Corporation
               4333 Edgewood Road, N.E.
               Cedar Rapids, IA 52499-0001


The directors and officers of AFSG Securities Corporation are as follows:


                                 Positions and Offices with       Positions and Offices with
Name                             Underwriter                      Registrant
----                             -----------                      ----------

Larry N. Norman                  Director and President

Frank A. Camp                    Director and Secretary

Lisa Wachendorf                  Vice President and Chief
                                 Compliance Officer

Debra C. Cubero                  Vice President

Priscilla Hechler                Assistant Vice President
                                 and Assistant Secretary

Thomas Pierpan                   Assistant Vice President
                                 and Assistant Secretary

Anne Spaes                       Vice President

Sarah J. Strange                 Director and Vice President

Darin Smith                      Assistant Vice President
                                 and Assistant Secretary

Robert Warner                    Assistant Compliance
                                 Officer

Emily Bates                      Assistant Treasurer

Clifton Flenniken                Assistant Treasurer

Linda Gilmer                           Treasurer /  Controller

Priscilla Hechler                      Assistant Vice President
                                       and Assistant Secretary

Thomas Pierpan                         Assistant Vice President
                                       and Assistant Secretary


The principal business address of each person listed is AFSG Securities Corporation, 4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001.

     AFSG Securities Corporation, the broker/dealer, received $626,924 from the Registrant from July 1,1998 through December 31, 1998, for its services in distributing the Policies. No other commission or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year.

     AFSG Securities Corporation serves as the principal underwriter for the PFL Endeavor VA Separate Account, the PFL Retirement Builder Variable Annuity Account, the PFL Life Variable Annuity Account A, the PFL Wright Variable Annuity Account and the AUSA Endeavor Variable Annuity Account. These accounts are separate accounts of PFL Life Insurance Company of AUSA Life Insurance Company, Inc. AFSG Securities Corporation also serves as principal underwriter for Separate Account I, Separate Account II, Separate Account IV and Separate Account V of Peoples Benefit Life Insurance Company, and for Separate Account B and Separate Account C of AUSA Life Insurance Company, Inc.

Item 35.  Location of Accounts and Records

     The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by PFL Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 36.  Management Services

     All management Contracts are discussed in Part A or Part B.

Item 37.  Undertakings

     (a) Registrant undertakes to file a post-effective amendment, using financial statements of the Registrant which need not be certified, within four to six months from the effective date of the Registrant's 1933 Act registration statement.

     (b) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

     (c) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or
(ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

     (d) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to PFL at the address or phone number listed in the Prospectus.

     (e) PFL Life Insurance Company hereby represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by PFL Life Insurance Company.

Section 403 (b) Representations
-------------------------------

     PFL represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Corona Del Mar and State of California, on this 27th day of April, 1999.


                         PFL ENDEAVOR TARGET ACCOUNT

                         By:  /s/  Vincent J. McGuinness, Jr.
                              -------------------------------
                              Vincent J. McGuinness, Jr.
                              President

                         PFL LIFE INSURANCE COMPANY

                         By:  /s/  William L. Busler
                              ----------------------
                              William L. Busler
                              President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

         Signature                 Title                Date
         ---------                 -----                ----
/s/  Vincent J. McGuinness         Manager              April 27, 1999
------------------------------
Vincent J. McGuinness

/s/  Timothy A. Devine             Manager              April 27, 1999
------------------------------
Timothy A. Devine

/s/ Thomas J. Hawekotte            Manager              April 27, 1999
------------------------------
Thomas J. Hawekotte

/s/  Steven L. Klosterman          Manager              April 27, 1999
------------------------------
Steven L. Klosterman

/s/  Halbert D. Linquist           Manager              April 27, 1999
------------------------------
Halbert D. Linquist

/s/  Peter F. Muratore             Manager              April 27, 1999
------------------------------
Peter F. Muratore

         Signature                 Title                Date
         ---------                 -----                ----
/s/  Vincent J. McGuinness, Jr.    Manager, Treasurer,  April 27, 1999
------------------------------     and Chief
Vincent J. McGuinness, Jr.         Financial Officer

/s/  Keith H. Wood                 Manager              April 27, 1999
------------------------------
Keith H. Wood

/s/  William L. Busler             Manager              April 27, 1999
------------------------------
William L. Busler

/s/  Robert Hickey                 Power of Attorney    April 27, 1999
------------------------------
Robert Hickey

                                                                REGISTRATION NO.
                                                                       333-47027


                       SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C.  20549


                                _______________

                                    EXHIBITS

                                       TO

                                    FORM N-3

                             REGISTRATION STATEMENT

                                     UNDER

                           THE SECURITIES ACT OF 1933

                                      FOR

                          PFL ENDEAVOR TARGET ACCOUNT

                                _______________

                                 EXHIBIT INDEX


Exhibit No.  Description of Exhibit                                   Page No. *
-----------  ----------------------                                   ----------

(11)(d)      Sublicense Agreement by and among PFL Life
             Insurance Company, First Trust Advisors L.P.
             and Dow Jones & Company, Inc.

(13)(b)      Consent of Independent Auditors

(16)         Performance Data Calculations

(17)         Financial Data Schedules


* Page numbers included only in manually executed original, in compliance with Rule 403(d).